                                       NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-
                                                 INSTITUTIONAL FUNDS






                             SEMI-ANNUAL REPORT
                                 (Unaudited)
                            INSTITUTIONAL SHARES
                             SEPTEMBER 30, 2000

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

Focus on the developments taking place around the world today, and it's apparent that powerful changes are reshaping the global investment landscape. These dynamic forces presented opportunities and challenges for investors during the six-month period ended September 30, 2000.

  In the United States, concerns about the pace of economic growth and the impact of higher interest rates, rising oil prices and a weak euro on corporate earnings sent stock prices lower. Technology issues suffered the brunt of the market's decline, as investors tried to reconcile lofty valuations with expectations for a deceleration in earnings growth. During the period, the US Federal Reserve raised interest rates by half a percentage point in May. Amid mounting evidence of a slowdown in domestic economic growth, US fixed income investors became confident that the rate increase in May was the last in the Federal Reserve's round of tightening. As a result, bond prices climbed higher during the period.

  The majority of international equity markets moved in tandem with the US market and were affected by similar themes. In both developed and emerging foreign countries, worries about the faltering euro, higher energy costs and rising interest rates overshadowed positive factors such as ongoing reform and restructuring efforts -- which are designed to increase competitiveness and enhance shareholder value. Not all of the world's equity markets registered losses, however. Israel, Canada and China are examples of countries where equity prices trekked higher during the period.

  Several positive milestone events took place in various countries around the globe. Germany and France announced wide-sweeping tax reform packages designed to stimulate economic growth and investment. China made significant progress toward transforming itself into a market-driven economy within the World Trade Organization. And Mexico ended 71 years of one-party rule by electing a new president with substantial private sector experience.

  In June, a partnership of scientists from around the world announced they had completed an initial sequencing of the human genome, the genetic blueprint for mankind. This historic achievement marked a turning point for genomics -- the study of the structure and function of genes -- and sparked heightened investor interest in biotechnology stocks.

  With the goal of aligning with a global leader in the financial services industry, Nicholas-Applegate Capital Management agreed in October to be acquired by Allianz AG, one of the world's leading insurance and asset management companies. The transaction was negotiated with our clients foremost in mind and it promises to bring significant client benefits. It provides access to a greater depth of resources while preserving operational autonomy. This will enable us to retain the information edge and the client focus that are hallmarks of Nicholas-Applegate. We will be able to improve the depth and breadth of our product offerings, continue to hire and train the best people in the industry and to provide strong results for our clients. Finally, the transaction provides long-term contracts for partners and financial incentives for all employees, assuring continuity of our investment philosophy, process and culture.

  On behalf of everyone at Nicholas-Applegate, we appreciate the opportunity to contribute to your financial success, and thank you for your participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/S/ ART NICHOLAS
Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Worldwide Growth......................................................     1
  Global Blue Chip......................................................     7
  Global Growth & Income................................................    12
  Global Technology.....................................................    17
  Global Health Care....................................................    22
  International Core Growth.............................................    26
  International Small Cap Growth........................................    31
  Emerging Countries....................................................    37
  Pacific Rim...........................................................    42
  Latin America.........................................................    46
  Large Cap Growth......................................................    50
  Mid Cap Growth........................................................    53
  Small Cap Growth......................................................    57
  Mini Cap Growth.......................................................    64
  Value.................................................................    69
  Convertible...........................................................    73
  Short Intermediate....................................................    78
  High Quality Bond.....................................................    82
  High Yield Bond.......................................................    88
The Funds'
  Financial Highlights..................................................    94
  Statement of Assets and Liabilities...................................    98
  Statement of Operations...............................................   102
  Statement of Changes in Net Assets....................................   106
  Notes to the Financial Statements.....................................   113

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I Shares. Distributor: Nicholas-Applegate Securities.

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equities; ANDREW B. GALLAGHER, Partner, Portfolio Manager; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager.

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world including the United States.

  MARKET OVERVIEW: Following strong results in 1999 and the first quarter of 2000, most of the world's stock markets drifted lower in the six-month period ended September 30, 2000, driven by concerns over:
  - Higher energy prices. Oil prices surged to their highest levels since the Gulf War.

  - A decline in the euro. The currency has fallen over 25% versus the US dollar and Japanese yen since its January 1999 debut.

  - Rising interest rates. In the United States, the Federal Reserve raised short-term interest rates by half a percentage point in May--its sixth rate hike since June of last year. The European Central Bank boosted rates a total of 1% for its 11 member countries on three separate occasions during the period. And in Japan, the country's central bank hiked rates for the first time in over 10 years.

  Technology stocks suffered the brunt of the world equity market's decline, amid worries about valuations and corporate profit growth. In the United States, the tech-heavy Nasdaq Composite dropped 19.7% during the six-month period; in Europe and Japan, the tech-laden Easdaq and Jasdaq indices tumbled 42.0% and 29.5%, respectively.

  PERFORMANCE: The Fund declined 10.9% during the six-month period ended September 30, 2000 versus the MSCI World Index, which fell 8.4%.

  PORTFOLIO SPECIFICS: The Fund modestly underperformed its benchmark during the period as positions such as Dell Computer in the United States, Vodafone Airtouch in the United Kingdom and Skandia Forsakring in Sweden unfavorably impacted results.

  Holdings benefiting Fund performance included telecommunications equipment companies like CIENA, JDS Uniphase and Corning in the United States and Nokia and Ericsson, which are headquartered in Finland and Sweden, respectively.

  During the period, on a stock-by-stock basis, we modestly increased the Fund's exposure to North America and the health care sector, while decreasing holdings in Europe and the commercial/industrial services sector.

  MARKET OUTLOOK: Consensus expectations are for a slowdown in global economic expansion and corporate profit growth--conditions where investors typically reward companies delivering strong earnings. This type of environment is conducive to our bottom-up investment approach focused on the early identification of high-growth companies with outstanding earnings visibility. As a result, we are optimistic in our outlook for the Worldwide Growth Fund.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                           36.80%                                 26.99%                           22.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES  MSCI WORLD INDEX
4/19/93                                 $250,000.00       $250,000.00
04/93                                   $252,968.04       $253,551.70
05/93                                   $264,155.25       $259,332.68
06/93                                   $263,470.32       $257,076.48
07/93                                   $266,210.05       $262,320.84
08/93                                   $284,018.26       $274,282.68
09/93                                   $284,474.89       $269,143.44
10/93                                   $285,388.13       $276,491.06
11/93                                   $268,493.15       $260,786.36
12/93                                   $286,073.06       $273,486.66
01/94                                   $307,534.25       $291,454.73
02/94                                   $306,849.32       $287,636.68
03/94                                   $300,228.31       $275,153.25
04/94                                   $306,392.69       $283,600.45
05/94                                   $300,228.31       $284,281.09
06/94                                   $295,205.48       $283,428.25
07/94                                   $302,968.04       $288,756.70
08/94                                   $315,296.80       $297,390.52
09/94                                   $310,730.59       $289,509.68
10/94                                   $312,328.77       $297,702.80
11/94                                   $297,031.96       $284,722.96
12/94                                   $294,624.53       $287,427.83
01/95                                   $283,169.45       $283,030.18
02/95                                   $290,729.80       $287,088.83
03/95                                   $299,206.56       $300,840.39
04/95                                   $310,890.73       $311,249.46
05/95                                   $310,890.73       $313,832.84
06/95                                   $316,618.27       $313,675.92
07/95                                   $339,070.22       $329,296.98
08/95                                   $338,153.81       $321,887.80
09/95                                   $346,630.57       $331,190.35
10/95                                   $334,946.39       $325,891.31
11/95                                   $337,924.71       $337,134.56
12/95                                   $339,841.23       $346,911.46
01/96                                   $343,811.88       $353,121.18
02/96                                   $350,818.92       $355,204.59
03/96                                   $360,161.63       $361,029.95
04/96                                   $383,284.85       $369,441.94
05/96                                   $387,489.07       $369,700.55
06/96                                   $385,153.39       $371,512.09
07/96                                   $364,599.42       $358,323.41
08/96                                   $373,007.86       $362,372.46
09/96                                   $385,620.53       $376,468.75
10/96                                   $385,854.09       $379,028.74
11/96                                   $403,887.01       $400,178.54
12/96                                   $402,739.61       $393,695.65
01/97                                   $416,508.48       $398,380.63
02/97                                   $412,205.71       $402,882.33
03/97                                   $407,616.08       $394,824.68
04/97                                   $417,655.89       $407,656.48
05/97                                   $444,333.08       $432,727.36
06/97                                   $468,715.47       $454,233.91
07/97                                   $503,998.21       $475,083.24
08/97                                   $476,173.61       $443,205.16
09/97                                   $515,185.42       $467,226.88
10/97                                   $473,305.09       $442,557.30
11/97                                   $473,717.48       $450,302.05
12/97                                   $474,947.92       $455,705.68
01/98                                   $485,099.00       $468,328.72
02/98                                   $518,320.75       $499,931.55
03/98                                   $550,619.67       $520,978.66
04/98                                   $570,306.63       $525,990.48
05/98                                   $571,844.67       $519,320.92
06/98                                   $588,763.15       $531,576.89
07/98                                   $597,902.68       $530,620.06
08/98                                   $500,111.79       $459,782.28
09/98                                   $510,612.83       $467,828.47
10/98                                   $538,178.05       $510,026.60
11/98                                   $579,280.14       $540,271.17
12/98                                   $655,343.88       $566,582.38
01/99                                   $711,146.09       $578,933.87
02/99                                   $692,545.35       $563,476.34
03/99                                   $739,379.36       $586,860.61
04/99                                   $771,930.65       $609,924.23
05/99                                   $762,298.12       $587,552.21
06/99                                   $816,107.40       $614,873.39
07/99                                   $822,086.21       $612,948.83
08/99                                   $823,746.99       $611,778.10
09/99                                   $836,701.08       $605,764.32
10/99                                   $888,517.42       $637,142.91
11/99                                 $1,006,432.82       $654,984.83
12/99                                 $1,223,995.03       $707,907.60
01/00                                 $1,150,256.38       $667,287.16
02/00                                 $1,308,030.51       $669,006.75
03/00                                 $1,285,111.74       $715,168.22
04/00                                 $1,171,514.37       $684,847.23
05/00                                 $1,097,443.57       $667,452.11
06/00                                 $1,192,772.36       $689,845.13
07/00                                 $1,137,634.45       $670,342.52
08/00                                 $1,237,281.27       $692,064.97
9/30/00                               $1,144,609.73       $655,184.83

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 96.4%
----------------------------------------------------------------
BERMUDA -- 1.3%
  TyCom, Ltd.*........................      54,900  $  2,106,788
                                                    ------------
BRAZIL -- 0.4%
  Petroleo Brasileiro S.A. -- ADR*....      24,200       727,513
  Tele Norte Leste Participacoes
    S.A. -- ADR.......................           0             0
  Telesp Celular Participacoes
    S.A. -- ADR Rts...................         188             0
                                                    ------------
                                                         727,513
                                                    ------------
CANADA -- 6.6%
  Abitibi Consolidated, Inc...........      57,900       542,813
  Alberta Energy Co., Ltd.............      16,500       684,850
  Anderson Exploration, Ltd.*.........      35,600       778,439
  Ballard Power Systems, Inc.*........       5,300       579,108
  Biovail International Corp.*........      14,600     1,188,988
  Bombardier, Inc. Cl. B..............      36,000       622,092
  Celestica, Inc.*....................      16,900     1,164,220
  Certicom Corp.*.....................      14,400       570,411
  C-MAC Industries, Inc.*.............       7,000       402,500
  Magna International, Inc. Cl. A.....       2,200        95,773
  Nortel Networks Corp................      62,800     3,740,525
  Precision Drilling Corp.*...........      11,400       406,125
                                                    ------------
                                                      10,775,844
                                                    ------------
DENMARK -- 0.5%
  Novo Nordisk AS Cl. B...............       4,000       887,133
                                                    ------------
FINLAND -- 0.6%
  Elsia Communications OYJ............      11,057       395,071
  Nokia OYJ -- ADR....................      14,400       573,300
                                                    ------------
                                                         968,371
                                                    ------------
FRANCE -- 4.2%
  Accor S.A...........................      14,000       519,622
  Alcatel.............................      10,800       690,958
  Aventis S.A.........................       9,600       720,079
  France Telecom S.A..................       7,600       814,184
  Group Danone........................       2,200       302,080
  Sanofi-Synthelabo S.A...............      24,200     1,300,537
  Schneider Electric S.A..............       8,500       535,559
  Societe Television Francaise 1......      12,300       705,519
  Total Fina Elf S.A..................       5,237       766,227
  Vivendi Environnement*..............      16,600       615,244
                                                    ------------
                                                       6,970,009
                                                    ------------
GERMANY -- 1.6%
  Bayerische Motoren Werke AG.........      24,600       840,110
  Dresdner Bank AG....................      16,700       727,267
  Intershop Communications AG*........       5,500       358,186
  Veba AG.............................      13,000       669,956
                                                    ------------
                                                       2,595,519
                                                    ------------
GREECE -- 0.5%
  Alpha Bank S.A......................      18,400       727,452
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

HONG KONG -- 2.0%
  Cheung Kong (Holdings), Ltd.*.......      84,000  $  1,012,717
  Citic Pacific, Ltd..................      44,000       190,179
  HSBC Holdings PLC...................      68,000       955,001
  Hutchison Whampoa, Ltd..............      82,400     1,093,826
                                                    ------------
                                                       3,251,723
                                                    ------------
IRELAND -- 0.9%
  Allied Irish Banks PLC..............      58,600       631,915
  Elan Corp. PLC -- ADR*..............      16,000       876,000
                                                    ------------
                                                       1,507,915
                                                    ------------
ISRAEL -- 0.6%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.......................      13,600       995,350
                                                    ------------
ITALY -- 2.8%
  Alleanza Assicurazioni SpA..........      63,000       833,915
  Edison SpA*.........................      84,800       834,374
  ENI SpA.............................     112,500       595,654
  Finmeccanica SpA*...................     612,300       725,115
  Mediaset SpA*.......................      47,400       706,059
  Riunione Adriatica di Sicurta
    SpA*..............................      70,600       928,284
                                                    ------------
                                                       4,623,401
                                                    ------------
JAPAN -- 8.4%
  Daikin Industries, Ltd..............      23,000       443,781
  FANUC, Ltd..........................      10,300     1,139,043
  Fujitsu, Ltd........................      30,000       696,835
  Furukawa Electric Co., Ltd..........      26,000       718,212
  Hitachi, Ltd........................      37,000       429,373
  Itochu Techno-Science Corp..........       3,800       696,280
  Konami Co., Ltd.....................      12,000       990,561
  Mitsubishi Electric Corp............     108,000       894,503
  Mitsui Fudosan Co., Ltd.............      46,000       576,383
  NEC Corp............................      19,000       431,658
  Nippon Sheet Glass Co., Ltd.........      49,000       786,739
  Nippon Telegraph and Telephone
    Corp..............................          33       323,709
  Nomura Securities Co., Ltd..........      29,000       630,668
  NTT DoCoMo, Inc.....................          22       631,131
  Pioneer Electronics Corp............      27,000     1,099,389
  Sanyo Electric Co., Ltd.............      98,000       861,558
  Sony Corp...........................       9,100       922,969
  Toshiba Corp........................     129,000     1,039,783
  Trend Micro, Inc.*..................       4,000       537,109
                                                    ------------
                                                      13,849,684
                                                    ------------
MEXICO -- 0.2%
  Telefonos de Mexico S.A. -- ADR.....       4,700       249,981
                                                    ------------
NETHERLANDS -- 2.7%
  Akzo Nobel N.V.*....................      11,400       480,865
  ASM Lithography Holding N.V. --
    ADR*..............................      25,500       823,969
  Koninklijke Ahold N.V...............      14,100       399,779
  Koninklijke Numico N.V..............      13,500       692,745
  Koninklijke (Royal) Philips
    Electronics N.V. -- ADR...........      19,959       848,258

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
----------------------------------------------------------------
Netherlands (Continued)
  Qiagen N.V.*........................       9,000  $    428,871
  STMicroelectronics N.V..............      14,900       709,613
                                                    ------------
                                                       4,384,100
                                                    ------------
REPUBLIC OF CHINA -- 0.3%
  PetroChina Co., Ltd. Cl. H..........   2,636,000       537,556
                                                    ------------
RUSSIA -- 0.3%
  OAO Lukoil Holding -- ADR...........       8,000       460,800
                                                    ------------
SINGAPORE -- 1.0%
  Flextronics International, Ltd.*....      14,800     1,215,450
  Singapore Airlines, Ltd.............      40,000       379,245
                                                    ------------
                                                       1,594,695
                                                    ------------
SOUTH KOREA -- 0.3%
  Korea Electric Power Corp...........      19,930       520,076
                                                    ------------
SPAIN -- 1.2%
  Altadis S.A.........................      45,100       650,705
  Banco Santander Central Hispano.....      84,500       927,614
  Endesa S.A..........................      22,500       422,914
                                                    ------------
                                                       2,001,233
                                                    ------------
SWEDEN -- 1.4%
  LM Ericsson Telephone Co. Cl. B --
    ADR...............................      49,500       733,219
  Nordic Baltic Holding (NBH) AB......      82,500       590,937
  Svenska Handelsbanken AB Cl. A......      60,900       979,913
                                                    ------------
                                                       2,304,069
                                                    ------------
SWITZERLAND -- 2.8%
  Nestle S.A..........................         400       833,140
  Serono S.A. -- ADR*.................      63,300     1,914,825
  Serono S.A. Cl. B...................         500       610,391
  UBS A...............................       4,200       558,898
  Zurich Allied AG*...................       1,510       698,039
                                                    ------------
                                                       4,615,293
                                                    ------------
UNITED KINGDOM -- 7.7%
  Amevescap PLC.......................      47,600     1,030,313
  BAA PLC.............................      62,400       493,582
  Barclays PLC........................      16,500       456,679
  BG Group PLC........................     168,000     1,067,447
  Billiton PLC........................     158,900       567,952
  British Aerospace PLC...............     103,826       560,300
  Cable & Wireless PLC................      43,400       619,211
  Centrica PLC........................     243,400       781,811
  CMG PLC.............................      41,500       803,173
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

United Kingdom (Continued)
  Energis PLC*........................      73,000  $    515,908
  Logica PLC..........................      45,800     1,506,664
  Reuters Group PLC -- ADR............       5,600       629,300
  Rio Tinto PLC.......................      37,800       548,254
  Royal Bank of Scotland Group PLC....      52,700     1,112,654
  SEMA Group PLC......................      34,500       591,696
  Shell Transport & Trading Co........      98,000       798,360
  Vodafone AirTouch PLC...............     160,100       597,687
                                                    ------------
                                                      12,680,991
                                                    ------------
UNITED STATES -- 48.1%
  AES Corp.*..........................      42,600     2,918,100
  Amdocs, Ltd.*.......................       9,000       561,375
  American International
    Group, Inc........................      17,900     1,712,806
  Amgen, Inc.*........................      17,700     1,235,957
  Ariba, Inc.*........................      15,500     2,220,617
  AT&T Corp.-Liberty Media Group
    Cl. A*............................     119,400     2,149,200
  CIENA Corp.*........................      26,700     3,279,094
  Cisco Systems, Inc.*................      60,700     3,353,675
  Citigroup, Inc......................      66,800     3,611,375
  Comverse Technology, Inc.*..........       4,500       486,000
  Corning, Inc........................       7,977     2,369,169
  Corvis Corp.*.......................      24,600     1,501,754
  EMC Corp.*..........................      27,500     2,725,938
  Enron Corp..........................      44,800     3,925,600
  Genentech, Inc.*....................      13,400     2,488,213
  Intel Corp..........................      51,700     2,148,781
  JDS Uniphase Corp.*.................       9,600       909,000
  Juniper Networks, Inc.*.............      11,200     2,452,100
  MGM Grand, Inc......................     105,500     4,028,780
  Network Appliance, Inc.*............      16,300     2,076,213
  Nextel Communications, Inc. Cl.
    A*................................      37,500     1,753,125
  Oracle Corp.*.......................      32,300     2,543,625
  Pfizer, Inc.........................      67,600     3,037,775
  Qwest Communications
    International, Inc.*..............      50,300     2,417,544
  Santa Fe International Corp.........      73,700     3,321,106
  Siebel Systems, Inc.*...............      35,400     3,940,463
  Sun Microsystems, Inc.*.............      22,300     2,603,525
  Transocean Sedco Forex, Inc.........      10,100       592,113
  VeriSign, Inc.*.....................      14,952     3,028,715
  Veritas Software Corp.*.............      25,000     3,550,000
  Viacom, Inc. Cl. A*.................      44,400     2,597,400
  Wal-Mart Stores, Inc................      48,800     2,348,500
  Weatherford International, Inc......      26,500     1,139,500
                                                    ------------
                                                      79,027,138
                                                    ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $131,706,134)............................
                                                     158,362,634
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
PREFERRED STOCK -- 1.2%
----------------------------------------------------------------
BRAZIL -- 0.7%
  Banco Bradesco S.A..................  96,470,000  $    797,904
  Telecomunicacoes Brasileiras
    S.A. -- ADR.......................       4,700       371,888
                                                    ------------
                                                       1,169,792
                                                    ------------
GERMANY -- 0.5%
  SAP AG..............................       3,500       858,624
                                                    ------------
TOTAL PREFERRED STOCK
  (Cost: $2,015,893)..............................
                                                       2,028,416
                                                    ------------

                                        PRINCIPAL
                                          AMOUNT       VALUE
----------------------------------------------------------------
TIME DEPOSIT -- 1.9%
----------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00
    (Cost: $3,140,078)................  $3,140,078  $  3,140,078
                                                    ------------

TOTAL INVESTMENTS -- 99.5%
  (Cost: $136,862,105)............................   163,531,128
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%.....       715,850
                                                    ------------
NET ASSETS -- 100.0%..............................  $164,246,978
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.8%
Airlines........................        0.2
Airport
  Development/Maintenance.......        0.3
Audio/Video Products............        1.2
Auto Manufacturers..............        0.5
Auto Parts & Equipment..........        0.1
Banking.........................        3.7
Biotechnology...................        3.8
Broadcasting....................        1.3
Chemicals.......................        0.3
Commercial Banks................        1.1
Computer -- Integrated
  Systems.......................        0.4
Computer Services...............        3.4
Computer Software...............        7.6
Computers.......................        2.9
Diversified Financial
  Services......................        3.2
Diversified Manufacturing.......        3.9
Diversified Operations..........        1.2
Drilling........................        0.2
Drugs/Pharmaceuticals...........        5.9
Electric........................        3.5
Electronic
  Components/Semiconductors.....        3.7
Electronics.....................        2.0
Energy..........................        0.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Food............................        0.6%
Hotels/Motels...................        0.3
Insurance.......................        2.5
Internet Software...............        3.4
Leisure/Gaming..................        2.5
Mining..........................        0.7
Money Center Banks..............        2.3
Multimedia......................        2.0
Networking Products.............        5.7
Oil & Gas Producers.............        3.3
Oil & Gas Services..............        4.2
Paper & Related Products........        0.3
Pipelines.......................        2.4
Real Estate Development.........        1.0
Retail -- Discount..............        1.4
Retail -- Food..................        0.2
Telecommunications..............        5.6
Telecommunications Equipment....        7.7
Television......................        0.9
Tobacco.........................        0.4
Other Assets in Excess of
  Liabilities...................        0.5
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equity Management; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager.

  GOAL: The Global Blue Chip Fund seeks to maximize long-term capital appreciation by investing globally in blue-chip companies with large stock market capitalizations.

  MARKET OVERVIEW: After posting strong gains in 1999 and early this year, the majority of the world's equity markets registered losses during the six-month period ended September 30, 2000.

  In the United States, concerns over rising interest rates, high valuations among technology stocks and signs of resurgent inflation dragged equity prices down early in the period. Following a brief summer rally, stocks again traded lower due to uncertainty over the impact that higher oil prices, a weak euro and upcoming US elections would have on corporate profitability. Technology stocks were at the forefront of the market's decline, with the tech-heavy Nasdaq Composite losing 19.7% during the six-month period.

  Overseas markets moved in tandem with the US market. In Europe, worries about oil prices, the ailing euro and higher interest rates sent markets lower, most notably for technology issues. And in Japan, the central bank's decision to raise interest rates for the first time in over 10 years added to concerns over the economy's fledgling recovery. Weakness in the technology sector also contributed to the market's decline.

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund declined 9.3% versus an 8.4% drop in the MSCI World Index.

  PORTFOLIO SPECIFICS: Stock selection in the United States and within the commercial/industrial services sector unfavorably impacted the Fund's results during the period.

  Exposure to Israel, one of the world's best-performing equity markets, and stock selection in the utilities and technology sectors contributed positively to returns.

  Examples of US stocks that helped performance in this period are AES Corporation, an electric utility company, and JDS Uniphase, an optical component vendor. Overseas, top performers included Koninklijke Philips Electronics, the Dutch parent company of consumer electronics maker, Philips; as well as Nokia and Ericsson, telecommunications equipment manufacturers based in Finland and Sweden, respectively.

  MARKET OUTLOOK: Despite prevailing concerns, there are many positive themes influencing world stock markets, including:
  - Productivity-enhancing technological advances

  - Tax and pension reform, particularly in Europe, which stand to boost economic growth and stimulate demand for equities

  - Deregulation, privatization and restructuring, which increase global competitiveness

  - The breakdown of country barriers, which increases trade among nations

  As a result, we remain confident about the prospects for the Global Blue Chip Fund.

--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           55.45%                             As of 9/30/00                       46.70%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES  MSCI WORLD INDEX
09/30/97                                 $250,000.00       $250,000.00
10/97                                    $235,000.00       $236,800.00
11/97                                    $236,200.00       $240,944.00
12/97                                    $247,000.00       $243,835.33
01/98                                    $255,800.00       $250,589.57
02/98                                    $275,000.00       $267,499.35
03/98                                    $296,200.00       $278,761.07
04/98                                    $310,400.00       $281,442.75
05/98                                    $311,200.00       $277,874.06
06/98                                    $325,800.00       $284,431.89
07/98                                    $334,000.00       $283,919.91
08/98                                    $277,000.00       $246,016.60
09/98                                    $286,800.00       $250,321.89
10/98                                    $298,200.00       $272,900.93
11/98                                    $319,686.98       $289,083.95
12/98                                    $361,060.62       $303,162.34
01/99                                    $397,186.86       $309,771.28
02/99                                    $377,610.07       $301,500.39
03/99                                    $413,332.67       $314,012.65
04/99                                    $428,469.36       $326,353.35
05/99                                    $414,745.42       $314,382.71
06/99                                    $463,384.67       $329,001.51
07/99                                    $473,677.62       $327,971.73
08/99                                    $491,841.65       $327,345.31
09/99                                    $507,785.64       $324,127.50
10/99                                    $557,635.82       $340,917.31
11/99                                    $652,092.28       $350,464.01
12/99                                    $828,075.34       $378,781.51
01/00                                    $772,142.74       $357,046.64
02/00                                    $903,652.56       $357,966.75
03/00                                    $870,638.69       $382,666.46
04/00                                    $805,975.14       $366,442.55
05/00                                    $766,140.22       $357,134.91
06/00                                    $816,070.29       $369,116.78
07/00                                    $792,060.20       $358,681.48
08/00                                    $854,813.85       $370,304.56
9/30/00                                  $789,331.78       $350,571.03

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 97.9%
----------------------------------------------------------------
BRAZIL -- 2.9%
  Embraer -- Empresa Brasileira de
    Aeronautica S.A. -- ADR*............     5,000   $   155,000
  Petroleo Brasileiro S.A. -- ADR*......     4,700       141,294
  Tele Norte Leste Participacoes S.A.
    (Telemar) -- ADR....................     6,300       144,113
  Uniao de Bancos Brasileiros S.A.
    (Unibanco) -- GDR...................     4,400       145,200
                                                     -----------
                                                         585,607
                                                     -----------
CANADA -- 5.8%
  Biovail Corp.*........................     3,700       301,319
  Bombardier, Inc. Cl. B................    14,200       245,381
  C-MAC Industries, Inc.*...............     3,100       177,190
  Nortel Networks Corp..................     7,500       446,719
                                                     -----------
                                                       1,170,609
                                                     -----------
FRANCE -- 4.1%
  Alcatel...............................     2,900       185,535
  Aventis S.A...........................     6,000       450,050
  Total Fina Elf S.A....................     1,300       190,203
                                                     -----------
                                                         825,788
                                                     -----------
GERMANY -- 5.2%
  Bayerische Motoren Werke (BMW) AG.....     6,300       215,150
  Dresdner Bank AG......................     6,800       296,133
  E.On AG...............................     4,000       206,140
  SAP AG -- ADR.........................     5,500       338,250
                                                     -----------
                                                       1,055,673
                                                     -----------
HONG KONG -- 3.4%
  Cheung Kong (Holdings), Ltd.*.........    18,000       217,011
  HSBC Holdings PLC.....................    16,400       230,324
  Hutchison Whampoa, Ltd................    19,000       252,217
                                                     -----------
                                                         699,552
                                                     -----------
IRELAND -- 1.0%
  Allied Irish Banks PLC................    19,900       214,592
                                                     -----------
ISRAEL -- 1.9%
  Teva Pharmaceutical Industries,
    Ltd. -- Spn. ADR....................     5,200       380,575
                                                     -----------
JAPAN -- 4.1%
  Furukawa Electric Co., Ltd............     8,000       220,988
  NEC Corp..............................     8,000       181,751
  Nippon Sheet Glass Co., Ltd...........    13,000       208,727
  Nomura Securities Co., Ltd............    10,000       217,472
                                                     -----------
                                                         828,938
                                                     -----------
SINGAPORE -- 1.6%
  Flextronics International, Ltd.*......     4,000       328,500
                                                     -----------
SWEDEN -- 0.6%
  Handelsbanken AB -- Cl. A.............     7,500       120,679
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

Sweden (Continued)
SWITZERLAND -- 1.5%
  Credit Suisse Group -- Regd...........     1,000   $   186,878
  Nestle S.A. -- Regd...................        60       124,971
                                                     -----------
                                                         311,849
                                                     -----------
UNITED KINGDOM -- 5.8%
  Amvescap PLC .........................    12,600       272,730
  BG Group PLC..........................    32,400       205,865
  Logica PLC............................     7,900       259,883
  Royal Bank of Scotland Group PLC......    13,600       287,137
  Shell Transport & Trading Co. PLC.....    17,600       143,379
                                                     -----------
                                                       1,168,994
                                                     -----------
UNITED STATES -- 60.0%
  AES Corp.*............................     6,200       424,700
  ALZA Corp.*...........................     4,800       415,200
  American International Group, Inc.....     2,700       258,356
  Apache Corp...........................     6,500       384,313
  AT&T Corp. -- Liberty Media Corp.
    Cl. A*..............................     8,700       156,600
  Avanex Corp.*.........................     2,000       215,375
  Bank One Corp.........................     5,400       208,575
  BJ Services Co.*......................     3,400       207,825
  CIENA Corp.*..........................     2,800       343,875
  CIGNA Corp............................     2,400       250,560
  Cisco Systems, Inc.*..................     4,900       270,725
  Citigroup, Inc........................     8,266       446,881
  Commerce One, Inc.*...................     4,000       314,000
  Conexant Systems, Inc.*...............     4,500       188,438
  CONSOL Energy, Inc....................    11,400       183,113
  Corvis Corp.*.........................     2,300       140,408
  Countrywide Credit
    Industries, Inc.....................     5,800       218,950
  EMC Corp.*............................     2,100       208,163
  Enron Corp............................     5,100       446,886
  Exodus Communications, Inc.*..........     3,900       192,562
  Genentech, Inc.*......................     1,500       278,531
  Goldman Sachs Group, Inc..............     1,700       193,694
  Human Genome Sciences, Inc.*..........     1,100       190,437
  Juniper Networks, Inc.*...............     2,600       569,237
  MGM Mirage, Inc.......................     6,500       248,219
  Oracle Corp.*.........................     4,400       346,500
  Palm, Inc.*...........................     7,800       412,912
  PE Corp-PE Biosystems Group...........     2,500       291,250
  QUALCOMM, Inc.*.......................     2,700       192,375
  Sanmina Corp.*........................     4,100       383,862
  Schlumberger, Ltd.....................     4,900       403,331
  Scientific-Atlanta, Inc...............     3,800       241,775
  Stilwell Financial, Inc.*.............     6,500       282,750
  StorageNetworks, Inc.*................     1,600       163,500
  Sun Microsystems, Inc.*...............     4,000       467,000
  Tenet Healthcare Corp.*...............    12,000       436,500
  Ultramar Diamond Shamrock Corp........    11,900       301,962
  UnitedHealth Group, Inc...............     2,900       286,375
  VERITAS Software Corp.*...............     1,400       198,800
  Vitria Technology, Inc.*..............     4,500       209,812

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL BLUE CHIP FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
United States (Continued)
  Waste Management, Inc.................    13,800   $   240,638
  Waters Corp.*.........................     4,200       373,800
                                                     -----------
                                                      12,188,765
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $17,480,005)..............................
                                                      19,880,121
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
TIME DEPOSIT -- 2.9%
----------------------------------------------------------------
  HSBC Holding PLC
    6.110%, 10/2/00
    (Cost: $583,277)....................  $583,277   $   583,277
                                                     -----------

TOTAL INVESTMENTS -- 100.8%
  (Cost: $18,063,282).............................    20,463,398
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.8)%..................................      (165,351)
                                                     -----------
NET ASSETS -- 100.0%..............................   $20,298,047
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.8%
Auto Manufacturers..............        1.1
Banking.........................        2.9
Biotechnology...................        2.3
Building & Construction.........        1.0
Casinos/Hotels..................        1.2
Commercial Banks................        3.4
Computer Services...............        2.1
Computer Software...............        4.4
Computers.......................        3.3
Diversified Financial
  Services......................        8.0
Diversified Manufacturing.......        2.8
Diversified Operations..........        1.2
Drugs/Pharmaceuticals...........        7.6
E-commerce......................        1.5
Electric........................        2.1
Electronic
  Components/Semiconductors.....        7.3
Energy..........................        0.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Gas/Distribution................        1.0%
Instruments -- Scientific.......        3.3
Insurance.......................        2.5
Internet Software...............        2.0
Medical -- HMO..................        3.7
Money Center Banks..............        4.9
Networking Products.............        4.8
Oil & Gas Producers.............        4.2
Oil & Gas Services..............        5.2
Oil Refining & Marketing........        1.5
Real Estate Development.........        1.1
Telecommunications Equipment....        8.0
Telecommunications..............        1.5
Waste Disposal..................        1.2
Wireless Equipment..............        2.0
Liabilities in Excess of Other
  Assets........................       (0.8)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equity Management; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager.

  GOAL: The Global Growth & Income Fund seeks to deliver total return consisting of long-term capital appreciation and current income from a diversified portfolio of stocks and fixed income securities of companies located throughout the world.

  MARKET OVERVIEW: After posting strong advances in 1999 and the first quarter of 2000, many of the world's stock markets declined in the six-month period ended September 30, 2000, due to concerns over:
  - Rising energy prices. Oil prices surged to their highest levels since the Gulf War.

  - A weakening euro. The ailing currency has fallen over 25% versus the US dollar and Japanese yen since it was introduced in January 1999.

  - Higher interest rates. In the United States, the Federal Reserve raised short-term interest rates by one half of a percentage point in May -- its sixth rate hike since June of last year. The European Central Bank hiked rates three times during the period, raising rates a total of 1% for its 11 member countries. And the Bank of Japan boosted interest rates for the first time in over 10 years.

  Technology stocks were at the forefront of the world equity market's decline, as worries about valuations and corporate profit growth created selling pressure. In the United States, the tech heavy Nasdaq Composite dropped 19.7% in the six-month period; in Europe and Japan, the tech-laden Easdaq and Jasdaq indices tumbled 42.0% and 29.5%, respectively.

  PERFORMANCE: From April 1, 2000 through September 30, 2000, the Fund fell 10.8% versus its MSCI World Index benchmark, which lost 8.4%.

  PORTFOLIO SPECIFICS: Stock selection in the United States and within the commercial/industrial services sector detracted from the Fund's results this period.

  On the positive side, exposure to Israel helped the Fund, since Israel was one of the world's best-performing stock markets this period. Stock selection in the technology and utility sectors also helped returns.

  In the United States, top-performing holdings included AES Corporation, an electric utility company, and JDS Uniphase, an optical component vendor. Overseas, stocks that favorably impacted performance included Koninklijke Philips Electronics, the Dutch parent company of consumer electronics maker, Philips; and Nokia and Ericsson, telecommunications equipment manufacturers headquartered in Finland and Sweden, respectively.

  MARKET OUTLOOK: Our long-term outlook for the world equity markets remains positive as structural reform, technological innovation and corporate restructuring transform the global investment landscape. In the near term, however, consensus expectations are for a slowdown in worldwide economic growth and corporate profitability. In this environment, we remain confident that consistent application of our bottom-up investment process will lead us to companies with the best earnings prospects.

--------------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           25.20%                              As of 9/30/00                       26.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GLOBAL GROWTH &
              INCOME FUND
          INSTITUTIONAL SHARES  MSCI WORLD INDEX
6/30/97            $250,000.00       $250,000.00
07/97              $286,200.00       $261,475.00
08/97              $285,000.00       $243,930.03
09/97              $318,200.00       $257,151.03
10/97              $298,200.00       $243,573.46
11/97              $304,209.44       $247,836.00
12/97              $311,683.44       $250,810.03
01/98              $314,057.27       $257,757.47
02/98              $325,926.40       $275,150.94
03/98              $340,620.39       $286,734.79
04/98              $346,830.86       $289,493.18
05/98              $344,394.44       $285,822.41
06/98              $354,921.78       $292,567.82
07/98              $361,302.73       $292,041.20
08/98              $303,343.75       $253,053.70
09/98              $311,071.61       $257,482.14
10/98              $319,880.28       $280,707.02
11/98              $335,735.87       $297,352.95
12/98              $355,716.41       $311,834.04
01/99              $370,874.78       $318,632.02
02/99              $359,506.00       $310,124.55
03/99              $385,350.69       $322,994.72
04/99              $397,004.95       $335,688.41
05/99              $384,337.28       $323,375.36
06/99              $408,979.74       $338,412.31
07/99              $411,265.97       $337,353.08
08/99              $417,362.56       $336,708.74
09/99              $427,523.55       $333,398.89
10/99              $453,688.09       $350,668.95
11/99              $508,099.33       $360,488.73
12/99              $610,612.71       $389,616.22
01/00              $563,305.11       $367,259.66
02/00              $618,758.39       $368,206.08
03/00              $599,960.67       $393,612.30
04/00              $556,725.91       $376,924.32
05/00              $534,168.64       $367,350.45
06/00              $555,002.52       $379,675.05
07/00              $532,739.71       $368,941.26
08/00              $573,189.04       $380,896.80
09/30/00           $535,248.19       $360,598.81

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
GLOBAL GROWTH & INCOME FUND

                                        NUMBER
                                       OF SHARES    VALUE
------------------------------------------------------------
COMMON STOCK -- 93.9%
------------------------------------------------------------
BRAZIL -- 2.8%
  Petroleo Brasileiro S.A. -- ADR*...     1,700   $   51,106
  Tele Norte Leste Participacoes --
    ADR..............................     1,500       34,313
  Uniao de Bancos Brasileiros S.A....     1,800       59,400
                                                  ----------
                                                     144,819
                                                  ----------
CANADA -- 3.9%
  Bombardier, Inc. Cl. B.............     3,100       53,569
  C-MAC Industries, Inc.*............       800       45,726
  Nortel Networks Corp...............     1,700      101,256
                                                  ----------
                                                     200,551
                                                  ----------
FRANCE -- 3.4%
  Alcatel Alsthom S.A. -- ADR........       600       37,725
  Aventis S.A........................     1,300       97,511
  Total Fina Elf SA..................       300       43,893
                                                  ----------
                                                     179,129
                                                  ----------
GERMANY -- 4.2%
  Bayerische Motoren Werke AG........     1,400       47,811
  Dresdner Bank AG...................     1,500       65,323
  SAP AG.............................       900       55,350
  Veba AG............................     1,000       51,535
                                                  ----------
                                                     220,019
                                                  ----------
HONG KONG -- 3.0%
  Cheung Kong (Holdings), Ltd........     4,000       48,225
  HSBC Holdings PLC..................     4,000       56,177
  Hutchison Whampoa, Ltd.............     4,000       53,098
                                                  ----------
                                                     157,500
                                                  ----------
IRELAND -- 1.0%
  Allied Irish Banks PLC.............     5,000       53,918
                                                  ----------
ISRAEL -- 1.6%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR......................     1,100       80,506
                                                  ----------
JAPAN -- 6.0%
  Furukawa Electric Co., Ltd.........     2,000       55,247
  Itochu Techno-Science Corp.........       400       73,293
  NEC Corp...........................     3,000       68,157
  Nippon Sheet Glass Co., Ltd........     3,000       48,168
  Nomura Securities Co., Ltd.........     3,000       65,242
                                                  ----------
                                                     310,107
                                                  ----------
SINGAPORE -- 1.3%
  Flextronics International, Ltd.....       800       65,700
                                                  ----------
SWEDEN -- 1.1%
  Svenska Handelsbanken AB Cl. A.....     3,600       57,926
                                                  ----------
                                        NUMBER
                                       OF SHARES    VALUE
------------------------------------------------------------
SWITZERLAND -- 1.9%
  Credit Suisse Group................       200   $   37,376
  Nestle S.A.........................        30       62,486
                                                  ----------
                                                      99,862
                                                  ----------
UNITED KINGDOM -- 5.3%
  Amvescap PLC.......................     3,000       64,936
  BG Group PLC.......................     8,100       51,466
  Logica PLC.........................     1,800       59,214
  Royal Bank of Scotland Group PLC...     3,200       67,561
  Shell Transport & Trading Co.
    PLC..............................     4,200       34,215
                                                  ----------
                                                     277,392
                                                  ----------
UNITED STATES -- 58.4%
  AES Corp.*.........................     1,800      123,299
  ALZA Corp.*........................     1,300      112,450
  American International
    Group, Inc.......................     1,000       95,688
  Apache Corp........................     1,600       94,600
  AT&T Corp. -- Liberty Media Corp.
    Cl. A*...........................     2,800       50,400
  Avanex Corp.*......................       500       53,844
  Bank One Corp......................     1,300       50,213
  BJ Services Co.*...................       900       55,013
  Burlington Resources, Inc..........     1,300       47,856
  CIENA Corp.*.......................       600       73,688
  CIGNA Corp.........................       900       93,960
  Cisco Systems, Inc.*...............     1,238       68,400
  Citigroup, Inc.....................     1,866      100,880
  Commerce One, Inc.*................     1,000       78,500
  Conexant Systems, Inc.*............     1,100       46,063
  Corvis Corp.*......................       600       36,628
  Countrywide Credit
    Industries, Inc..................     1,300       49,075
  Enron Corp.........................     1,300      113,912
  Genentech, Inc.*...................       400       74,275
  Goldman Sachs Group, Inc...........       400       45,575
  Human Genome Sciences, Inc.*.......       300       51,938
  Juniper Networks, Inc.*............       700      153,255
  MGM Grand, Inc.....................     2,900      110,743
  Oracle Corp.*......................     1,300      102,375
  Palm, Inc.*........................     1,900      100,581
  PE Corp-PE Biosystems Group........       600       69,900
  Qualcomm, Inc.*....................       700       49,875
  Sanmina Corp.*.....................       800       74,900
  Schlumberger, Ltd..................     1,300      107,006
  Scientific-Atlanta, Inc............       800       50,900
  Stilwell Financial, Inc.*..........     1,600       69,600
  StorageNetworks, Inc.*.............       800       81,750
  Sun Microsystems, Inc.*............     1,000      116,749
  Tenet Healthcare Corp.*............     3,000      109,125
  UnitedHealth Group, Inc............       800       79,000
  VERITAS Software Corp.*............       400       56,800
  Vitria Technology, Inc.*...........     1,100       51,288

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                        NUMBER
                                       OF SHARES    VALUE
------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------
UNITED STATES (CONTINUED)
  Waste Management, Inc..............     3,800   $   66,263
  Waters Corp.*......................       800       71,200
                                                  ----------
                                                   3,037,567
                                                  ----------
TOTAL COMMON STOCK
  (Cost: $4,323,909)............................   4,884,996
                                                  ----------

                                       PRINCIPAL
                                        AMOUNT
------------------------------------------------------------
CORPORATE BOND -- 2.0%
------------------------------------------------------------
UNITED STATES -- 2.0%
  HCA -- Columbia HCA HealthCare
    Corp.
    8.750%, 09/01/10
    (Cost: $100,625).................  $100,000      102,125
                                                  ----------
                                       PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------

US TREASURY OBLIGATION -- 2.0%
------------------------------------------------------------
US TREASURY BOND -- 2.0%
  6.500%, 10/15/06
    (Cost: $103,344).................  $100,000   $  102,750
                                                  ----------
------------------------------------------------------------
TIME DEPOSIT -- 1.0%
------------------------------------------------------------
  Brown Brothers Harriman & Co.
    6.110%, 10/02/00
    (Cost: $53,544)..................    53,544       53,544
                                                  ----------

TOTAL INVESTMENTS -- 98.9%
  (Cost: $4,581,422)..............................    5,143,415
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%.....       56,856
                                                     ----------
NET ASSETS -- 100.0%..............................   $5,200,271
                                                     ----------
                                                     ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Auto -- Cars/Light Trucks.......        0.9%
Banking.........................        5.3
Biotechnology...................        2.4
Broadcasting....................        1.0
Building Products...............        0.9
Computer Services...............        2.5
Computer Software...............        3.0
Computers.......................        4.9
Diversified Financial
  Services......................        3.2
Diversified Manufacturing.......        1.0
Diversified Operations..........        1.0
Drug Delivery Systems...........        2.2
Drugs/Pharmaceuticals...........        3.4
E-Commerce......................        1.5
Electric........................        2.4
Electronic
  Components/Semiconductors.....        2.2
Electronics.....................        3.6
Financial Services..............        1.8
Food -- Miscellaneous...........        1.2
Hotels -- Gaming................        2.1
Instruments -- Scientific.......        2.7

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Insurance.......................        3.6%
Internet Software...............        1.0
Investment Management...........        2.6
Medical -- HMO..................        1.5
Medical -- Hospitals............        4.1
Miscellaneous...................        2.0
Miscellaneous Manufacturing.....        1.0
Money Center Banks..............        4.4
Networking Products.............        5.0
Non-hazardous Waste Disposal....        1.3
Oil & Gas Producers.............        7.4
Oil & Gas Services..............        4.1
Real Estate Development.........        0.9
Telecommunications Equipment....        7.1
Telecommunications..............        0.7
Wire & Cable Products...........        1.1
Wireless Equipment..............        1.9
Other Assets in Excess of
  Liabilities...................        1.1
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Global Technology Fund seeks to maximize long-term capital appreciation by investing primarily in common and preferred stocks, warrants and convertible securities of companies with business operations in technology and technology-related industries worldwide.

  MARKET OVERVIEW: Following outstanding results in 1999 and early 2000, technology stocks around the world declined during the six months ended September 30, 2000.

  Continuing a downturn that started in March, US technology stocks traded lower in April and May. Weakness was precipitated by investor concerns about valuations, and stocks with the highest P/E ratios and P/E-to-growth ratios were the hardest hit. The US sell-off infected technology stocks around the world, triggering losses in Europe, Japan and South Korea. Throughout much of the summer, technology issues rallied, buoyed by growing confidence that after six interest rate hikes the US Federal Reserve had adopted a course of steady monetary policy. However, warnings of lower-than-expected third quarter earnings from market leaders like Intel and Apple Computer, dragged technology stocks down in September.

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund fell 9.2% versus a 13.9% drop in the Merrill Lynch Global Technology 100 Index.

  PORTFOLIO SPECIFICS: The Fund 's outperformance relative to its benchmark this period was due to stock selection, particularly in the United States.

  Top-performing holdings included CIENA, a supplier of optical network equipment; JDS Uniphase, an optical component vendor; and Juniper Networks, an Internet infrastructure company.

  During the period, on a company-specific basis, we increased the Fund's holdings in the software and computers/office automation industries and reduced exposure to telecommunication services companies. We also reduced the Fund's exposure to Europe while adding to Pacific Rim holdings.

  MARKET OUTLOOK: Despite its recent sell-off, the long-term potential of the technology sector remains strong due to:
  - The continued build-out of the Internet and wireless communications

  - Implementation of e-business models

  - Development of major new markets like China, Brazil and India.

  As a result, we are confident that our bottom-up approach and global research perspective will lead us to technology companies with the strongest fundamentals and earnings visibility.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH GLOBAL TECHNOLOGY 100 INDEX.

                                                                                                  SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           113.78%                            As of 9/30/00                      210.74%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL TECHNOLO-     MERRILL LYNCH
                 GY          GLOBAL TECHNOLOGY
         FUND INSTITUTIONAL      100 INDEX
               SHARES
7/31/98         $250,000.00        $250,000.00
08/98           $205,800.00        $193,370.00
09/98           $236,000.00        $225,062.18
10/98           $244,000.00        $248,156.04
11/98           $361,400.00        $281,810.22
12/98           $454,200.00        $333,722.76
01/99           $638,200.00        $379,272.24
02/99           $668,000.00        $335,504.23
03/99           $893,000.00        $371,327.69
04/99           $980,800.00        $388,033.35
05/99           $940,000.00        $396,729.18
06/99         $1,097,800.00        $450,426.87
07/99         $1,154,200.00        $440,026.06
08/99         $1,292,000.00        $463,969.20
09/99         $1,364,800.00        $476,825.32
10/99         $1,609,600.00        $523,789.28
11/99         $2,008,791.24        $631,742.25
12/99         $2,696,739.78        $776,610.23
01/00         $2,702,522.80        $763,679.67
02/00         $3,705,299.17        $994,540.03
03/00         $3,212,816.85        $948,085.06
04/00         $2,759,196.44        $853,238.63
05/00         $2,429,795.39        $745,670.84
06/00         $2,953,274.73        $848,347.48
07/00         $2,789,730.81        $789,696.13
08/00         $3,227,158.74        $929,527.62
9/30/00       $2,917,651.30        $816,526.80

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch Global Technology 100 Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch Global Technology Index tracks the performance of the 100th largest securities in the global technology sector. The Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 100.4%
------------------------------------------------------------------
BRITISH VIRGIN ISLANDS -- 0.7%
  OpenTV Corp. Cl. A*...................      62,500  $  2,078,125
                                                      ------------
CANADA -- 8.6%
  AimGlobal Technologies Co., Inc.*.....     165,000     1,228,233
  ATS Automation Tooling
    Systems, Inc.*......................      65,700     1,347,099
  Celestica, Inc........................      59,600     4,105,769
  Certicom Corp.........................      87,300     3,458,115
  C-MAC Industries, Inc.(CAD)*..........      74,600     4,263,990
  C-MAC Industries, Inc. (USD)*.........      17,500     1,006,250
  Cognos, Inc.*.........................     104,600     4,262,450
  Nortel Networks Corp..................     103,600     6,170,675
  Roctest, Ltd..........................      47,100       516,516
                                                      ------------
                                                        26,359,097
                                                      ------------
DENMARK -- 1.4%
  GN Store Nord AS......................      30,200     4,286,627
                                                      ------------
FRANCE -- 0.9%
  Alcatel...............................      41,800     2,674,265
                                                      ------------
GERMANY -- 3.3%
  ADVA AG Optical Networking*...........      44,800     4,249,879
  Aixtron AG............................      11,400     1,428,510
  Intershop Communications AG*..........      16,000     1,041,997
  SAP AG Pfd............................      13,800     3,385,431
                                                      ------------
                                                        10,105,817
                                                      ------------
HONG KONG -- 1.5%
  Computer & Tech Holdings, Ltd.*.......   2,348,000     1,761,711
  Hutchison Whampoa, Ltd.*..............     206,000     2,734,566
                                                      ------------
                                                         4,496,277
                                                      ------------
ISRAEL -- 1.9%
  Check Point Software Technologies,
    Ltd.*...............................      37,400     5,890,500
                                                      ------------
JAPAN -- 7.7%
  Furukawa Electric Co., Ltd............     105,000     2,900,472
  Hikari Tsushin, Inc.*.................      17,900       687,442
  Itochu Techno-Science Corp............       9,600     1,759,023
  Mitsubishi Electric Corp..............     173,000     1,432,862
  NEC Corp..............................      67,000     1,522,164
  Nippon Sheet Glass Co.................     141,000     2,263,882
  Oki Electric Industry Co., Ltd.*......     225,000     1,557,468
  Sanyo Electric Company Co., Ltd.......     195,000     1,714,325
  Softbank Corp.........................      15,900     1,486,119
  Sony Corp.............................      29,600     3,002,184
  Sumitomo Osaka Cement Co., Ltd........     583,000     2,487,165
  Toshiba Corp..........................     356,000     2,869,480
                                                      ------------
                                                        23,682,586
                                                      ------------
REPUBLIC OF KOREA -- 2.3%
  Hyundai Electronic Industies Co.,
    Ltd.*...............................     243,300     3,479,922
  LG Cable, Ltd.........................     241,900     3,687,665
                                                      ------------
                                                         7,167,587
                                                      ------------
SINGAPORE -- 2.0%
  Datacraft Asia, Ltd.*.................     322,400     2,675,920
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

Singapore (Continued)
  Flextronics International, Ltd.*......      20,700  $  1,699,988
  NatSteel Electronics, Ltd.............     617,000     1,595,415
                                                      ------------
                                                         5,971,323
                                                      ------------
SOUTH KOREA -- 0.6%
  Samsung Electronics*..................       9,490     1,719,033
                                                      ------------
TAIWAN -- 1.7%
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*...................     137,008     2,791,538
  United Microelectronics Corp. --
    ADR*................................      88,000     1,045,000
  United Microelectronics Corp.*........     599,000     1,280,977
                                                      ------------
                                                         5,117,515
                                                      ------------
UNITED KINGDOM -- 6.4%
  Baltimore Technologies PLC*...........     324,200     3,307,375
  Bookham Technology PLC -- ADR*........      59,000     2,529,625
  International Quantum Epitaxi PLC*....     227,000     1,816,000
  Logica PLC*...........................     148,000     4,868,701
  Spirent PLC*..........................     407,300     4,034,693
  Vodafone AirTouch PLC.................     843,800     3,150,085
                                                      ------------
                                                        19,706,479
                                                      ------------
UNITED STATES -- 61.4%
  Agile Software Corp.*.................      51,700     4,649,769
  Applied Micro Circuits Corp.*.........      34,900     7,226,481
  Art Technology Group, Inc.*...........      54,600     5,173,350
  Avanex Corp.*.........................      51,300     5,524,369
  Avici Systems, Inc.*..................      24,250     2,306,781
  Broadcom Corp.*.......................      17,400     4,241,250
  Broadvision, Inc.*....................      71,000     1,823,812
  Brocade Communications
    Systems, Inc.*......................      35,800     8,448,800
  Cacheflow, Inc.*......................      37,500     5,362,500
  CIENA Corp.*..........................      41,100     5,047,593
  Conexant Systems, Inc.*...............      64,900     2,717,687
  Corvis Corp.*.........................      19,800     1,208,728
  Cosine Communications, Inc.*..........      16,100       894,556
  Critical Path, Inc.*..................      25,300     1,536,975
  Descartes Systems Group, Inc.*........      40,400     1,999,800
  Efficient Networks, Inc.*.............      51,800     1,932,787
  EMC Corp.*............................      44,200     4,381,325
  Emulex Corp.*.........................      36,400     4,459,000
  Exodus Communications, Inc.*..........      32,900     1,624,437
  Extreme Networks, Inc.*...............      32,800     3,755,600
  Finisar Corp.*........................      74,600     3,608,775
  Globespan, Inc.*......................      27,800     3,391,600
  I2 Technologies, Inc.*................      32,800     6,135,650
  Interwoven, Inc.*.....................      17,500     1,978,594
  JDS Uniphase Corp.*...................      28,920     2,738,363
  Juniper Networks, Inc.*...............      23,700     5,188,819
  Maxim Integrated Products, Inc.*......      38,900     3,129,019
  Network Appliance, Inc.*..............      37,100     4,725,613
  Newport Corp..........................      18,500     2,946,414
  Nuance Communications, Inc.*..........      12,800     1,557,600
  Oracle Corp.*.........................      30,100     2,370,375
  PMC -- Sierra, Inc.*..................      30,000     6,457,500
  Quest Software, Inc.*.................      87,000     5,403,518
  Redback Networks, Inc.*...............      18,300     3,001,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
------------------------------------------------------------------
United States (Continued)
  SDL, Inc.*............................      21,800  $  6,743,013
  Siebel Systems, Inc.*.................      54,200     6,033,138
  StorageNetworks, Inc.*................      16,150     1,650,328
  Sun Microsystems, Inc.*...............      25,500     2,977,125
  Sycamore Networks, Inc.*..............      41,200     4,449,600
  Tollgrade Communications, Inc.*.......      10,800     1,499,175
  TranSwitch Corp.*.....................      71,300     4,545,375
  Turnstone Systems, Inc.*..............     111,700     5,180,088
  Verisign, Inc.*.......................      41,687     8,444,223
  Veritas Software Corp.*...............      70,525    10,014,548
  Webmethods, Inc.*.....................      48,800     5,618,100
  Xilinx, Inc.*.........................      39,500     3,382,187
                                                      ------------
                                                       187,485,540
                                                      ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $257,619,306)..............................
                                                       306,740,771
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
TIME DEPOSIT -- 0.0%
------------------------------------------------------------------
  Brown Brothers Harriman & Co.
    6.112%, 10/02/00
    (Cost: $6,774)......................      $6,774  $      6,774
                                                      ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $257,626,080)............................   306,747,545
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...    (1,153,972)
                                                    ------------
NET ASSETS -- 100.0%..............................  $305,593,573
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Computer Services...............       12.5%
Computer Software...............       11.6
Computers.......................        3.7
Diversified Operations..........        1.3
Electronic
  Components/Semiconductors.....       23.2
Electronics.....................        0.9
Instruments.....................        1.0
Internet Content................        0.5
Internet Software...............       11.6
Machinery.......................        0.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Miscellaneous Manufacturing.....        4.2%
Multimedia......................        1.0
Networking Products.............       10.0
Other Commercial Services.......        0.5
Telecommunication Equipment.....       11.5
Telecommunications..............        6.5
Liabilities in Excess of Other
  Assets........................       (0.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PAUL E. CLUSKEY, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Global Health Care Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in health care and health care-related industries worldwide.

  MARKET OVERVIEW: Global health care stocks posted strong gains during the six-months ended September 30, 2000, fueled by:
  - Completion of the initial sequencing of the human genome, mankind's genetic blueprint. This historic achievement sets the stage for new ways to prevent, diagnose, treat and cure disease.

  - Several strong product launches and promising test results for drugs in the pipeline within the specialty pharmaceutical industry.

  - Gains in large-cap pharmaceutical stocks as the prospects for a slowdown in worldwide economic expansion attracted investors seeking stable earnings growth.

  PERFORMANCE: The Fund gained 38.0% from April 1, 2000 through September 30, 2000, outperforming the Russell 3000 Healthcare Index, which was up 22.2%.

  PORTFOLIO SPECIFICS: The Fund's strong performance relative to its benchmark was primarily due to stock selection and an overweighting in specialty pharmaceutical and biotechnology companies. The Fund benefited from participation in the initial public offerings of health care companies in the period.

  Among the Fund's best-performing United States holdings were Dyax, a provider of technologies and products that accelerate drug discovery; OSI Pharmaceuticals, a research and development firm that discovers new drug candidates for major pharmaceutical companies; and Cell Therapeutics, a company that focuses on identifying new, less toxic ways to treat cancer. Outside the United States, top performers included Straumann Holdings, a maker of oral implants and restorative dentistry products based in Switzerland, and Teva Pharmaceuticals, the world's leading generic drug company headquartered in Israel.

  We are pleased to report that the Nicholas-Applegate Health Care Fund (inception date 9/1/99) marked its one-year anniversary in August with exceptional results. For the 12-month period ended August 31, 2000, the Fund advanced 213.0% versus 15.8% for the Russell 3000 Healthcare Index. As of
August 31,2000, the Nicholas-Applegate Global Health Care Fund was ranked second among 68 funds in the Lipper Health and Biotechnology category for the 12 months ended August 31.

  MARKET OUTLOOK: We believe the outlook for global health care stocks remains outstanding as scientific and technological breakthroughs speed up innovation in this dynamic sector. Near term, while still positive, we expect upside volatility as investors reconcile companies' strong fundamentals with relatively high valuations. Despite changing market conditions, we remain focused on identifying and investing in health care companies worldwide exhibiting strong fundamentals.

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 3000 HEALTHCARE INDEX.

                                                                                                  SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           247.10%                            As of 9/30/00                      211.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL HEALTH     RUSSELL 3000
                CARE           HEALTH-
         FUND INSTITUTIONAL      CARE
               SHARES           INDEX
9/1/99          $250,000.00   $250,000.00
09/99           $246,000.00   $230,545.75
10/99           $253,400.00   $253,221.77
11/99           $275,000.00   $257,443.99
12/99           $385,807.57   $241,880.73
01/00           $473,854.94   $258,100.52
02/00           $791,826.01   $245,681.50
03/00           $618,732.89   $247,226.10
04/00           $583,113.72   $261,278.93
05/00           $592,118.57   $273,740.36
06/00           $686,769.49   $297,183.21
07/00           $684,968.52   $279,702.60
08/00           $782,420.95   $289,579.74
9/30/00         $853,859.39   $302,209.76

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 3000 Healthcare Index over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and production, drugs, hospital supplies, medical services and miscellaneous healthcare industries. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall Fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
GLOBAL HEALTH CARE FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 93.7%
-------------------------------------------------------------------
CANADA -- 2.3%
  Biovail Corp.*........................       47,700  $  3,884,569
                                                       ------------
FRANCE -- 1.0%
  Aventis S.A...........................       21,800     1,635,180
                                                       ------------
GERMANY -- 1.0%
  Altana AG.............................       10,200     1,152,127
  UMS United Medical Systems
    International AG *..................       28,000       531,235
                                                       ------------
                                                          1,683,362
                                                       ------------
ISRAEL -- 1.9%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       44,100     3,227,569
                                                       ------------
NETHERLANDS -- 0.9%
  Koninklijke Numico N.V................       30,000     1,539,434
                                                       ------------
SWEDEN -- 1.2%
  Perbio Science*.......................       67,600       659,649
  PyroSequencing AB*....................       87,900     1,313,983
                                                       ------------
                                                          1,973,632
                                                       ------------
SWITZERLAND -- 3.4%
  Serono SA -- ADR*.....................       61,600     1,863,400
  Straumann AG..........................          600     1,336,496
  Synthes-Stratec, Inc.*................        2,000     1,358,482
  Unilabs AG............................        1,400     1,087,827
                                                       ------------
                                                          5,646,205
                                                       ------------
UNITED STATES -- 82.0%
  Abbott Laboratories...................       67,200     3,196,200
  Abgenix, Inc.*........................       19,500     1,575,844
  Allergan, Inc.........................       40,000     3,377,500
  Alza Corp.*...........................       61,300     5,302,450
  American Home Products Corp...........       56,000     3,167,500
  AmeriSource Health Corp. Cl. A*.......       40,200     1,889,400
  Andrx Corp-Andrx Group*...............       37,100     3,464,213
  Applied Molecular Evolution*..........       16,900       678,113
  Barr Laboratories, Inc.*..............       22,200     1,472,137
  Bristol-Myers Squibb Co...............       55,200     3,153,300
  Bruker Daltonics, Inc.*...............       28,000     1,242,500
  Celera Genomics*......................       27,800     2,769,575
  Cell Therapeutics, Inc.*..............       21,700     1,447,119
  Charles River Laboratories
    International, Inc.*................       35,800     1,217,200
  Ciphergen Biosystems, Inc.*...........        8,800       281,600
  Connetics Corporation*................       37,800       911,925
  COR Therapeutics, Inc.*...............       52,400     3,265,175
  Curon Medical, Inc.*..................       17,900       205,850
  Durect Corp.*.........................        4,300        64,500
  Dyax Corp.*...........................       14,400       630,000
  Enzon, Inc.*..........................       77,600     5,121,600
  Forest Laboratories, Inc. -- Cl. A*...       22,500     2,580,469
  Genencor International, Inc.*.........       14,600       432,525
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

United States (Continued)
  Genentech, Inc.*......................       24,400  $  4,530,775
  Genomic Solutions, Inc.*..............       49,700       854,219
  Genzyme Corp.*........................       29,900     2,038,806
  Gilead Sciences, Inc.*................       30,700     3,367,406
  HCA-The Healthcare Company............      139,100     5,164,087
  Human Genome Sciences, Inc.*..........       29,100     5,037,937
  ICOS Corp*............................       34,700     1,878,137
  IDEC Pharmaceuticals Corp.*...........       20,500     3,594,868
  Invitrogen Corp.*.....................       50,000     3,556,250
  IVAX Corp.*...........................       27,700     1,274,200
  King Pharmaceuticals, Inc.*...........       24,150       807,516
  Large Scale Biology Corp.*............       55,400     1,814,350
  McKesson HBOC, Inc....................      163,600     5,000,025
  Medarex, Inc.*........................       13,100     1,536,794
  Medimmune, Inc.*......................       20,000     1,545,000
  Millennium Pharmaceuticals, Inc.*.....       10,600     1,548,262
  MiniMed, Inc.*........................       38,600     3,449,875
  Mylan Laboratories, Inc...............       54,000     1,454,625
  Myriad Genetics, Inc.*................       13,500     1,161,000
  Neopharm, Inc.*.......................       32,200     1,271,900
  NPS Pharmaceuticals Inc*..............       27,900     1,578,094
  OSI Pharmaceuticals, Inc.*............       25,800     1,806,000
  PE Corp. -- PE Biosystems Group.......       43,800     5,102,700
  PerkinElmer, Inc......................       16,500     1,722,187
  Pfizer, Inc...........................       89,100     4,003,931
  Praecis Pharmaceuticals, Inc.*........       48,600     2,065,500
  Protein Design Labs, Inc.*............       20,900     2,518,450
  Schering-Plough Corp..................       35,200     1,636,800
  Sepracor, Inc.*.......................       38,100     4,674,394
  Tenet Healthcare Corp.*...............       93,100     3,386,512
  Thermo Electron Corp.*................       31,700       824,200
  Titan Pharmaceuticals, Inc.*..........       27,900     1,813,500
  Universal Health Services, Inc. Cl.
    B*..................................       18,800     1,609,750
  Vertex Pharmaceuticals, Inc.*.........       27,300     2,306,850
  Waters Corp.*.........................       47,300     4,209,700
                                                       ------------
                                                        137,591,295
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $117,643,442)...............................   157,181,246
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 8.6%
-------------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $14,459,425).................  $14,459,425    14,459,425
                                                       ------------

TOTAL INVESTMENTS -- 102.3%
  (Cost: $132,102,867)............................   171,640,671
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3%)...    (3,865,583)
                                                    ------------
NET ASSETS -- 100.0%..............................  $167,775,088
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Banking.........................        8.6%
Biotechnology...................       36.5
Drugs/Pharmaceuticals...........       26.7
E-Commerce......................        3.0
Health Care.....................        1.9
Instruments -- Controls.........        0.5
Instruments -- Scientific.......        1.0
Internet Software...............        1.1
Medical Instruments.............        5.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Products................       10.1%
Medical -- Drugs................        1.7
Medical -- Hospitals............        1.0
Medical -- Wholesale Drug
  Distribution..................        1.1
Optical Supplies................        0.9
Therapeutics....................        2.3
Liabilities in Excess of Other
  Assets........................       (2.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Reflecting US stock market activity, international equities -- led by technology issues -- traded lower during the six-month period ended September 30, 2000.

  In Europe, favorable developments such as the announcement of tax reforms in Germany and France did little to inspire investors. Instead, worries about rising oil prices, a falling euro and diminished corporate earnings visibility sent bourses lower. Attempting to combat inflationary pressures brought on by higher energy costs and a weakening currency, the European Central Bank (ECB) raised short-term interest rates a total of 1%. In late September, the ECB, US Federal Reserve and the Bank of Japan (BOJ) intervened to prop up the faltering euro.

  In Japan, stocks also posted losses, amid mixed reports of the country's economic health. In August, the BOJ raised interest rates for the first time in over 10 years, prompting concerns that higher rates might threaten the country's fragile economy.

  PERFORMANCE: The Fund's value declined 14.9% during the six-month period ended September 30, 2000, compared to its MSCI EAFE Index benchmark, which fell 11.7%.

  PORTFOLIO SPECIFICS: The Fund modestly lagged its benchmark this period. The majority of the shortfall occurred in April and May, when markets worldwide fell under pressure from high valuations in technology stocks. The resulting correction was most pronounced in telecommunications, electronics, software, semiconductors, computers and other technology industries. Investor sentiment was undiscriminating with financial markets punishing the deserving along with the many fundamentally sound and growing companies in these industries.

  Exposure to Canadian stocks, which currently have a zero weighting in the Fund's benchmark, helped performance since the MSCI Canada Index gained 7.3% during the period. Stock selection within the health care and energy sectors also benefited the Fund.

  During the period, on a stock-by-stock basis, we reduced exposure to technology and telecommunication services companies and increased holdings in financial services and energy.

  MARKET OUTLOOK: Near term, we expect oil prices, the euro and weakness in the technology sector to continue to weigh on developed non-US stock markets. We remain excited about longer-term prospects for international markets, however, as tax and pension reform, corporate restructuring and the technology revolution transform the global investment landscape.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           20.22%                              As of 9/30/00                       24.33%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH
          FUND INSTITUTIONAL SHARES  MSCI EAFE INDEX
12/27/96                $250,000.00      $250,000.00
12/96                   $252,400.00      $249,475.00
01/97                   $274,600.00      $240,743.38
02/97                   $277,200.00      $244,691.57
03/97                   $282,600.00      $245,572.46
04/97                   $286,600.00      $246,873.99
05/97                   $313,200.00      $262,945.49
06/97                   $331,200.00      $277,433.78
07/97                   $352,400.00      $281,928.21
08/97                   $334,000.00      $260,868.17
09/97                   $358,600.00      $275,476.79
10/97                   $328,800.00      $254,292.63
11/97                   $325,131.31      $251,698.84
12/97                   $329,722.39      $253,888.62
01/98                   $341,826.12      $265,491.33
02/98                   $365,198.85      $282,527.91
03/98                   $386,902.09      $291,229.77
04/98                   $398,171.08      $293,536.31
05/98                   $407,979.28      $292,112.66
06/98                   $412,779.04      $294,332.71
07/98                   $431,143.32      $297,305.47
08/98                   $369,372.55      $260,469.33
09/98                   $351,843.00      $252,472.92
10/98                   $358,312.24      $278,780.60
11/98                   $379,862.12      $293,054.16
12/98                   $400,733.67      $304,600.50
01/99                   $416,178.61      $303,686.69
02/99                   $399,063.94      $296,458.95
03/99                   $411,795.59      $308,821.29
04/99                   $426,823.10      $321,328.55
05/99                   $410,334.58      $304,780.45
06/99                   $442,685.47      $316,663.84
07/99                   $457,295.55      $326,068.76
08/99                   $464,391.88      $327,258.91
09/99                   $471,488.20      $330,554.41
10/99                   $502,378.09      $342,950.20
11/99                   $567,497.31      $354,866.00
12/99                   $677,509.49      $386,715.78
01/00                   $629,265.14      $362,144.25
02/00                   $705,704.25      $371,893.17
03/00                   $665,813.89      $386,309.23
04/00                   $610,886.33      $365,980.48
05/00                   $578,514.58      $357,041.78
06/00                   $609,633.23      $371,002.11
07/00                   $582,691.58      $355,447.96
08/00                   $606,082.78      $358,533.25
9/30/00                 $566,818.98      $341,075.55

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 93.9%
-------------------------------------------------------------------
BRAZIL -- 1.7%
  Petroleo Brasileiro S.A. -- ADR*......       86,600  $  2,603,413
  Tele Norte Leste Participacoes
    S.A. -- ADR.........................       66,323     1,517,139
  Telecomunicacoes Brasileiras S.A......       13,100     1,036,538
  Telesp Celular Participacoes S.A. --
    Rts.*...............................          680             0
                                                       ------------
                                                          5,157,090
                                                       ------------
CANADA -- 8.4%
  Abitibi-Consolidated, Inc.............      207,000     1,940,625
  Alberta Energy Co., Ltd...............       61,700     2,560,923
  Anderson Exploration, Ltd.*...........      117,900     2,578,034
  Ballard Power Systems, Inc.*..........       16,200     1,770,103
  Biovail Corp.*........................       57,100     4,650,081
  Bombardier, Inc. -- Cl. B.............      129,100     2,230,892
  Celestica, Inc.*......................       60,400     4,160,880
  Magna International, Inc. Cl. A.......        8,200       356,972
  Nortel Networks Corp..................       67,300     4,008,556
  Precision Drilling Corp.*.............       41,100     1,464,188
                                                       ------------
                                                         25,721,254
                                                       ------------
DENMARK -- 1.1%
  Novo Nordisk AS Cl. B.................       15,300     3,393,284
                                                       ------------
FINLAND -- 1.2%
  Elisa Communications OYJ..............       42,155     1,506,215
  Nokia OYJ -- ADR......................       51,600     2,054,325
                                                       ------------
                                                          3,560,540
                                                       ------------
FRANCE -- 8.6%
  Accor S.A.............................       43,300     1,607,116
  Alcatel...............................       41,100     2,629,480
  Aventis S.A...........................       29,100     2,182,740
  Axa -- Rts.*..........................            4             6
  France Telecom S.A....................       27,000     2,892,495
  Group Danone..........................        8,200     1,125,936
  Sanofi-Synthelabo S.A.................       91,800     4,933,443
  Schneider Electric S.A................       37,200     2,343,858
  Societe Television Francaise 1........       46,800     2,684,413
  Total Fina Elf S.A....................       20,007     2,927,228
  Vivendi Environnement*................       84,400     3,128,109
                                                       ------------
                                                         26,454,824
                                                       ------------
GERMANY -- 3.5%
  Bayerische Motoren Werke AG...........       94,000     3,210,177
  Dresdner Bank AG......................       86,200     3,753,916
  Intershop Communications AG*..........       19,500     1,269,934
  Veba AG*..............................       49,300     2,540,679
                                                       ------------
                                                         10,774,706
                                                       ------------
GREECE -- 0.9%
  Alpha Bank S.A........................       68,900     2,723,993
                                                       ------------
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
HONG KONG -- 4.1%
  Cheung Kong (Holdings), Ltd...........      299,000  $  3,604,789
  China Mobile (Hong Kong), Ltd.*.......      126,000       840,339
  Citic Pacific, Ltd....................      157,000       678,595
  HSBC Holdings PLC.....................      242,800     3,409,916
  Hutchison Whampoa, Ltd................      294,600     3,910,695
                                                       ------------
                                                         12,444,334
                                                       ------------
IRELAND -- 1.8%
  Allied Irish Banks PLC................      219,700     2,369,144
  Elan Corp. PLC*.......................       57,300     3,137,175
                                                       ------------
                                                          5,506,319
                                                       ------------
ISRAEL -- 1.7%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       71,700     5,247,544
                                                       ------------
ITALY -- 5.9%
  Alleanza Assicurazioni SpA............      304,700     4,033,238
  Edison SpA*...........................      304,600     2,997,056
  ENI SpA...............................      421,700     2,232,775
  Finmeccanica SpA*.....................    2,347,800     2,780,377
  Mediaset SpA*.........................      181,400     2,702,090
  Riunione Adriatica di Sicurta SpA.....      253,500     3,333,146
                                                       ------------
                                                         18,078,682
                                                       ------------
JAPAN -- 17.7%
  Daikin Industries, Ltd................       99,000     1,910,189
  FANUC, Ltd............................       36,800     4,069,590
  Fujitsu, Ltd..........................      103,000     2,392,467
  Furukawa Electric Co., Ltd............       96,000     2,651,860
  Hitachi, Ltd..........................      137,000     1,589,839
  Hoya Corp.............................        9,700       760,309
  Itochu Techno-Science Corp............       14,400     2,638,534
  Konami Co., Ltd.......................       44,000     3,632,056
  Mitsubishi Electric Corp..............      406,000     3,362,669
  Mitsui Fudosan Co., Ltd...............      174,000     2,180,233
  NEC Corp..............................      114,000     2,589,950
  Nippon Sheet Glass Co., Ltd...........      183,000     2,938,229
  Nippon Telegraph and Telephone Corp...          119     1,167,314
  Nomura Securities Co., Ltd............      110,000     2,392,190
  NTT DoCoMo, Inc.......................           82     2,352,397
  Pioneer Electronics Corp..............       91,000     3,705,349
  Sanyo Electric Co., Ltd...............      367,000     3,226,448
  Sony Corp.............................       33,900     3,438,311
  Sony Corp. -- ADR.....................       10,700     1,080,031
  Toshiba Corp..........................      484,000     3,901,203
  Trend Micro, Inc.*....................       15,000     2,014,159
                                                       ------------
                                                         53,993,327
                                                       ------------
MEXICO -- 0.5%
  Telefonos de Mexico S.A. Series L --
    ADR.................................       27,100     1,441,381
                                                       ------------
NETHERLANDS -- 5.4%
  Akzo Nobel N.V........................       40,800     1,720,989

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
NETHERLANDS (Continued)
  ASM Lithography Holding N.V. --
    ADR*................................       98,100  $  3,169,855
  Koninklijke Ahold N.V.................       50,500     1,431,832
  Koninklijke Numico N.V................       48,400     2,483,620
  Koninklijke (Royal) Philips
    Electronics N.V. -- ADR.............       72,529     3,082,483
  QIAGEN N.V.*..........................       32,300     1,539,169
  STMicroelectronics N.V................       67,600     3,219,450
                                                       ------------
                                                         16,647,398
                                                       ------------
REPUBLIC OF CHINA -- 0.7%
  PetroChina Co., Ltd. Cl. H............    9,881,300     2,015,079
                                                       ------------
RUSSIA -- 0.6%
  OAO Lukoil Holding -- ADR.............       33,900     1,952,640
                                                       ------------
SINGAPORE -- 1.7%
  Flextronics International, Ltd.*......       45,200     3,712,050
  Singapore Airlines, Ltd...............      143,000     1,355,801
                                                       ------------
                                                          5,067,851
                                                       ------------
SOUTH KOREA -- 0.5%
  Korea Electric Power Corp.............       60,890     1,588,933
                                                       ------------
SPAIN -- 2.7%
  Altadis (ex Tabacalera S.A.)..........      161,400     2,328,688
  Banco Santander Central Hispano S.A...      301,800     3,313,063
  Endesa S.A............................      142,800     2,684,095
                                                       ------------
                                                          8,325,846
                                                       ------------
SWEDEN -- 3.0%
  LM Ericson Telephone Co. Cl. B. --
    ADR.................................      236,500     3,503,156
  Nordic Baltic Holding (NBH) AB........      270,700     1,938,991
  Svenska Handelsbanken AB Cl. A........      235,100     3,782,882
                                                       ------------
                                                          9,225,029
                                                       ------------
SWITZERLAND -- 4.5%
  Nestle S.A............................        1,400     2,915,992
  Serono S.A. -- ADR....................       44,100     1,334,025
  Serono S.A. Cl. B.....................        1,600     1,953,252
  Swatch Group AG.......................        1,100     1,591,067
  UBS AG................................       22,100     2,940,870
  Zurich Allied AG*.....................        6,440     2,977,064
                                                       ------------
                                                         13,712,270
                                                       ------------
UNITED KINGDOM -- 15.0%
  Amevescap PLC.........................      171,000     3,701,336
  BAA PLC...............................      191,700     1,516,342
  Barclays PLC..........................       59,400     1,644,045
  BG Group PLC..........................      638,600     4,057,571
  Billiton PLC..........................      594,600     2,125,263
  British Aerospace PLC.................      371,239     2,003,401
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
  Cable & Wireless PLC..................      122,100  $  1,742,065
  Centrica PLC..........................      795,900     2,556,464
  CMG PLC...............................      167,900     3,249,464
  Energis PLC*..........................      235,300     1,662,919
  Logica PLC............................      165,100     5,431,233
  Reuters Group PLC -- ADR..............       20,100     2,258,738
  Rio Tinto PLC.........................      135,800     1,969,655
  Royal Bank of Scotland Group PLC......      188,200     3,973,463
  SEMA Group PLC........................      121,000     2,075,223
  Shell Transport & Trading Co..........      372,000     3,030,510
  Shire Pharmaceuticals PLC -- ADR*.....       13,200       681,450
  Vodafone Airtouch PLC.................      572,300     2,136,518
                                                       ------------
                                                         45,815,660
                                                       ------------
UNITED STATES -- 2.7%
  Amdocs, Ltd.*.........................       32,200     2,008,475
  Comverse Technology, Inc.*............       17,000     1,836,000
  Santa Fe International Corp...........       46,000     2,072,875
  Transocean Sedco Forex, Inc...........       37,800     2,216,025
                                                       ------------
                                                          8,133,375
                                                       ------------
TOTAL COMMON STOCK & EQUIVALENTS -- 93.9%
  (Cost: $266,499,608)...............................   286,981,359
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 2.0%
-------------------------------------------------------------------
BRAZIL -- 1.0%
  Banco Bradesco S.A....................  344,880,000     2,852,503
                                                       ------------
GERMANY -- 1.0%
  SAP AG................................       12,700     3,115,578
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $5,586,877).................................     5,968,081
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSITS -- 4.5%
-------------------------------------------------------------------
  Chase Manhattan Bank
    6.110%, 10/02/00....................  $12,050,740    12,050,740
  Citibank Nassau
    6.110%, 10/02/00....................    1,886,624     1,886,624
                                                       ------------
TOTAL TIME DEPOSITS
  (Cost: $13,937,364)................................  $ 13,937,364
                                                       ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $286,023,849)............................   306,886,804
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%...    (1,309,864)
                                                    ------------
NET ASSETS -- 100.0%..............................  $305,576,940
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace & Defense.............        1.6%
Airlines........................        0.4
Airport
  Development/Maintenance.......        0.5
Audio/Video Products............        2.7
Auto Manufacturers..............        1.1
Auto Parts & Equipment..........        0.1
Banking.........................        8.0
Biotechnology...................        0.9
Chemicals.......................        0.6
Computer Services...............        2.8
Computer Software...............        2.9
Computers.......................        3.4
Diversified Financial
  Services......................        2.0
Diversified Manufacturing.......        5.3
Diversified Operations..........        3.3
Drilling........................        1.2
Drugs/Pharmaceuticals...........        8.5
Electric........................        3.5
Electronic
  Components/Semiconductors.....        3.6
Electronics.....................        6.1
Food............................        1.2

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Hotels/Motels...................        0.5%
Insurance.......................        3.4
Internet Software...............        0.4
Mining..........................        1.3
Money Center Banks..............        6.1
Multimedia......................        0.7
Oil & Gas Producers.............        7.1
Oil & Gas Services..............        2.8
Paper & Related Products........        0.6
Real Estate Development.........        1.9
Regional/Commercial Banks.......        1.1
Retail -- Food..................        0.5
Retail -- Jewelry...............        0.5
Telecommunications..............        6.6
Telecommunications Equipment....        4.6
Television......................        1.8
Tobacco.........................        0.8
Liabilities in Excess of Other
  Assets........................       (0.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly-traded companies as measured by the market capitalization in each country.

  MARKET OVERVIEW: Moving in tandem with US markets, international equities -- most notably technology issues -- posted losses during the six-month period ended September 30, 2000.

  Positive events in Europe, such as the announcement of tax reforms in Germany and France, weren't able to propel stocks higher. Instead, worries about persistent weakness in the euro, rising oil prices and the likelihood of a deceleration in corporate profit growth sent bourses lower. The European Central Bank (ECB) raised short-term interest rates a total of 1% for its 11 member countries on three separate occasions, attempting to combat inflationary pressures brought on by higher energy costs and a weakening currency. In late September, the ECB, the US Federal Reserve and the Bank of Japan (BOJ) unexpectedly intervened to stabilize the euro.

  Japanese markets also registered losses, as reports of the country's economic health were mixed. In August, the BOJ raised interest rates for the first time in over 10 years, prompting concerns that higher rates might threaten the country's fragile economy.

  PERFORMANCE: The Fund declined 13.4% during the six-months ended September 30,2000 versus a 7.7% loss for its Salomon EPAC/EMI Index.

  PORTFOLIO SPECIFICS: A broad, global sell off in technology and communications industries in April and May contributed to the Fund's underperformance in the period. The resulting correction was most pronounced in telecommunications, electronics, software, semiconductors, computers and other technology industries. Investor sentiment was undiscriminating with financial markets punishing the deserving along with the many fundamentally sound and growing companies in these industries.

  Stock selection in Switzerland and Denmark and within the energy, technology and transportation sectors favorably impacted results. Top-performing holdings included Petro-Canada, Telelogic, Frontline, Vestas Wind Systems and Straumann Holding.

  MARKET OUTLOOK: While this year has been challenging, we remain optimistic about the prospects for international small-cap companies. Looking forward, we believe they will benefit from powerful catalysts for growth including deregulation and privatization, tax and pension reform, rising equity cultures in Europe and Asia, and the emergence of stock exchanges geared toward smaller, high-growth companies.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE SALOMON EPAC EMI INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 9/30/00                       SINCE
                           1 YEAR                                5 YEARS                         INCEPTION
                           56.61%                                 33.27%                          16.73%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL SMALL CAP         SALOMON
         GROWTH FUND INSTITUTIONAL SHARES      EPAC
                                            EMI INDEX
6/7/90                        $250,000.00   $250,000.00
06/90                         $253,508.33   $253,375.00
07/90                         $262,592.38   $266,043.75
08/90                         $231,247.60   $232,043.36
09/90                         $197,793.78   $197,004.81
10/90                         $227,469.45   $231,953.47
11/90                         $209,211.23   $210,010.67
12/90                         $206,310.17   $207,595.54
01/91                         $209,432.33   $205,042.12
02/91                         $232,916.67   $234,322.13
03/91                         $224,306.52   $226,284.88
04/91                         $226,377.62   $229,452.87
05/91                         $225,592.84   $225,299.78
06/91                         $212,831.81   $212,795.64
07/91                         $220,947.79   $218,456.00
08/91                         $214,702.34   $209,215.31
09/91                         $230,017.77   $225,827.01
10/91                         $231,796.57   $226,775.48
11/91                         $220,956.22   $213,055.57
12/91                         $230,619.37   $221,428.65
01/92                         $228,689.86   $217,775.08
02/92                         $222,705.81   $213,898.68
03/92                         $209,707.21   $199,182.45
04/92                         $211,266.03   $200,975.09
05/92                         $225,491.28   $217,093.30
06/92                         $218,711.51   $208,235.89
07/92                         $209,576.66   $195,158.68
08/92                         $215,074.55   $202,945.51
09/92                         $210,436.11   $197,668.92
10/92                         $199,500.45   $184,365.81
11/92                         $199,946.00   $184,826.72
12/92                         $202,112.08   $187,284.92
01/93                         $202,684.73   $188,933.02
02/93                         $206,968.14   $195,073.35
03/93                         $223,097.85   $214,853.78
04/93                         $245,660.48   $235,135.98
05/93                         $258,885.20   $247,504.13
06/93                         $252,214.60   $236,985.21
07/93                         $256,611.54   $244,782.02
08/93                         $272,863.60   $257,510.69
09/93                         $263,731.77   $252,308.97
10/93                         $260,312.04   $250,744.65
11/93                         $238,402.45   $229,105.39
12/93                         $254,717.12   $244,111.79
01/94                         $280,392.61   $269,206.49
02/94                         $279,781.29   $271,683.19
03/94                         $274,075.62   $267,336.25
04/94                         $283,856.76   $275,810.81
05/94                         $279,985.06   $271,646.07
06/94                         $284,875.63   $278,219.91
07/94                         $287,728.46   $281,252.50
08/94                         $294,452.99   $284,149.40
09/94                         $288,339.78   $275,454.43
10/94                         $294,452.99   $280,798.25
11/94                         $279,985.06   $263,613.39
12/94                         $276,653.41   $267,145.81
01/95                         $265,298.24   $258,597.15
02/95                         $259,723.88   $254,382.01
03/95                         $270,253.22   $265,142.37
04/95                         $281,195.48   $273,096.65
05/95                         $277,892.16   $267,880.50
06/95                         $274,382.38   $264,344.48
07/95                         $292,344.20   $280,020.10
08/95                         $289,247.34   $272,767.58
09/95                         $293,376.49   $274,867.89
10/95                         $282,640.69   $267,034.16
11/95                         $285,944.01   $269,517.58
12/95                         $293,256.86   $279,947.91
01/96                         $297,214.16   $284,874.99
02/96                         $300,963.18   $289,148.11
03/96                         $313,459.92   $295,856.35
04/96                         $327,206.34   $311,536.74
05/96                         $330,330.52   $308,826.37
06/96                         $333,246.43   $309,413.14
07/96                         $319,500.01   $297,779.20
08/96                         $322,624.20   $300,012.55
09/96                         $329,913.96   $301,482.61
10/96                         $330,955.36   $299,191.34
11/96                         $346,855.62   $303,589.45
12/96                         $346,834.50   $298,064.13
01/97                         $356,598.50   $290,135.62
02/97                         $361,268.25   $295,445.10
03/97                         $361,480.51   $292,165.66
04/97                         $359,357.90   $287,812.39
05/97                         $383,980.18   $305,973.36
06/97                         $409,451.50   $313,224.92
07/97                         $425,795.60   $307,117.04
08/97                         $408,177.93   $293,327.48
09/97                         $437,257.69   $297,170.07
10/97                         $406,267.58   $285,521.01
11/97                         $398,120.21   $274,128.72
12/97                         $395,704.11   $267,439.98
01/98                         $405,100.07   $279,956.17
02/98                         $446,979.20   $300,689.72
03/98                         $495,301.28   $314,822.14
04/98                         $521,878.42   $317,343.86
05/98                         $534,764.31   $324,674.51
06/98                         $536,106.59   $315,518.69
07/98                         $547,288.71   $314,774.06
08/98                         $460,817.09   $277,882.54
09/98                         $454,523.27   $269,501.60
10/98                         $472,583.80   $288,774.02
11/98                         $505,473.53   $298,255.25
12/98                         $539,503.77   $305,264.25
01/99                         $582,110.73   $304,064.56
02/99                         $571,043.99   $298,442.40
03/99                         $584,324.08   $309,117.69
04/99                         $619,184.32   $324,963.06
05/99                         $595,114.16   $316,289.80
06/99                         $660,961.28   $326,986.72
07/99                         $717,955.01   $339,585.52
08/99                         $764,712.01   $344,794.76
09/99                         $787,398.83   $343,681.07
10/99                         $841,072.54   $340,824.39
11/99                       $1,033,636.30   $352,795.51
12/99                       $1,230,678.44   $375,381.48
01/00                       $1,269,363.27   $365,692.88
02/00                       $1,604,446.22   $378,748.12
03/00                       $1,424,659.19   $382,005.35
04/00                       $1,278,825.74   $357,977.22
05/00                       $1,196,724.85   $351,927.40
06/00                       $1,290,514.68   $374,697.10
07/00                       $1,254,056.32   $361,545.23
08/00                       $1,315,005.80   $371,126.18
9/30/00                     $1,233,183.21   $352,681.21

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon EPAC EMI Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Salomon EPAC EMI Index includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller-capitalization companies with market capitalizations greater than $100 million. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 87.2%
-------------------------------------------------------------------
AUSTRALIA -- 0.1%
  Open Telecommunications, Ltd.*........      371,200  $    385,965
                                                       ------------
AUSTRIA -- 0.4%
  Austria Technologies & Systemtechnik
    AG..................................       33,600     1,008,111
                                                       ------------
BRAZIL -- 0.8%
  Ebraer-Empresa Brasileira d
    Aeronautica S.A. -- ADR*............       73,200     2,269,200
  Telec do Rio Janeiro S.A.*............        1,000            23
                                                       ------------
                                                          2,269,223
                                                       ------------
BRITISH VIRGIN ISLANDS -- 0.5%
  OpenTV Corp. Cl. A*...................       41,900     1,393,175
                                                       ------------
CANADA -- 7.5%
  Anderson Exploration, Ltd.*...........      144,900     3,168,424
  ATS Automation Tooling
    Systems, Inc.*......................       38,300       785,295
  Canadian Hunter Exploration, Ltd.*....       59,100     1,433,703
  Certicom Corp.........................       75,000     2,970,889
  C-MAC Industries, Inc.*...............       40,400     2,315,067
  Cognos, Inc.*.........................       88,100     3,590,075
  Descartes Systems Gruop, Inc.*........       21,300     1,058,205
  Petro-Canada..........................      125,800     2,800,944
  Pivotal Corp.*........................       17,400       925,163
  Rio Alto Exploration, Ltd.*...........       35,300       750,764
  Tesco Corp.*..........................       90,900       930,387
                                                       ------------
                                                         20,728,916
                                                       ------------
DENMARK -- 4.7%
  GN Store Nord AS......................       28,700     4,073,715
  ISS AS*...............................       35,300     2,192,106
  NEG Micon AS*.........................       37,800     2,012,018
  Vestas Wind Systems AS................       91,600     4,680,656
                                                       ------------
                                                         12,958,495
                                                       ------------
FINLAND -- 1.5%
  F-Secure OYJ*.........................      174,900     1,148,293
  Perlos OYJ............................       54,900     1,448,551
  Sampo Insurance Co., Ltd. Cl. A.......       32,300     1,579,074
                                                       ------------
                                                          4,175,918
                                                       ------------
FRANCE -- 5.1%
  Altran Technologies S.A...............        8,700     1,835,646
  Business Objects S.A. -- ADR*.........       16,700     1,888,144
  Coflexip S.A..........................       14,900     1,873,662
  Galeries Lafayette....................       11,000     1,910,328
  Groupe Air France.....................       74,200     1,308,901
  Integra-Net S.A.*.....................           65           711
  Metropole Television-M6...............       17,100       854,843
  Pechiney S.A. Cl. A...................       30,000     1,199,250
  Rexel S.A.............................       11,200       838,116
  Wavecom S.A.-- ADR*...................       21,000     2,541,000
                                                       ------------
                                                         14,250,601
                                                       ------------
GERMANY -- 9.7%
  ADVA AG...............................       35,200     3,339,191
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

Germany (Continued)
  Aixtron...............................       32,600  $  4,085,038
  Altana AG.............................       10,200     1,152,127
  Ce Consumer Electronics AG*...........       29,700       912,065
  D. Logistics AG*......................       16,800     1,126,712
  DePfa Deutsche Pfandbriefbank AG......       20,600     1,673,328
  Direkt Anlage Bank AG*................       27,900     1,378,740
  Intershop Communications AG*..........       17,000     1,107,122
  Intertainment AG......................       11,280       577,334
  Merck KGaA............................       21,900       757,566
  Schneider Rundfunkwerke AG*...........       22,900     1,273,111
  Senator Film AG.......................      140,000     2,594,403
  SGL Carbon AG*........................       28,100     1,785,373
  Singulus Technologies AG..............       44,000     2,069,522
  Suess MicroTec AG*....................       29,800       967,730
  Telesens AG*..........................       30,300     2,188,255
                                                       ------------
                                                         26,987,617
                                                       ------------
HONG KONG -- 2.6%
  China Resources Enterprise, Ltd.......    1,765,000     2,105,273
  Cosco Pacific, Ltd....................    2,914,000     2,205,070
  Giordano International, Ltd...........    1,490,000       864,740
  New World Development Co., Ltd........    1,356,000     1,930,472
                                                       ------------
                                                          7,105,555
                                                       ------------
IRELAND -- 0.4%
  Parthus Technologies PLC*.............      269,200     1,056,722
                                                       ------------
ISRAEL -- 1.3%
  BATM Advanced Communications, Ltd.....      214,900     2,025,527
  Nice Systems, Ltd. -- ADR*............       22,000     1,584,000
                                                       ------------
                                                          3,609,527
                                                       ------------
ITALY -- 4.0%
  Autogrill SpA.........................      230,000     2,687,237
  Class Editori SpA.....................      187,500     3,011,361
  Mondadori Editore SpA.................      158,000     1,879,477
  Parmalat Finaziaria SpA...............    1,029,900     1,504,122
  Saipem SpA............................      357,200     1,985,830
                                                       ------------
                                                         11,068,027
                                                       ------------
JAPAN -- 15.8%
  All Nippon Airways Co., Ltd.*.........      432,000     1,439,200
  Alps Electric Co., Ltd................      170,000     3,712,752
  Citizen Watch Co., Ltd................      396,000     4,254,636
  Credit Saison Co., Ltd................       64,000     1,391,819
  Daiichi Pharmaceutical Co., Ltd.......       69,000     1,752,776
  Disco Corp............................           50         6,668
  Fujikura, Ltd.........................      317,000     2,610,864
  Hikari Tsushin, Inc...................       15,100       579,909
  Hitachi Cable, Ltd....................      170,000     1,935,036
  Komatsu, Ltd..........................      656,000     3,988,451
  Meitec Corp...........................       74,600     3,451,786
  NGK Insulators, Ltd...................      285,000     4,088,007
  Nippon Electric Glass Co., Ltd........      121,000     2,799,371
  Nippon System Development.............       16,900     1,925,217
  Nitto Denko Corp......................       48,000     1,799,001
  Obic Business Consultants, Ltd........        3,000       274,847
  Oki Electric Industry Company,
    Ltd.*...............................      391,000     2,706,533

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
-------------------------------------------------------------------
Japan (Continued)
  Ono Pharmaceutical Co., Ltd...........       31,000  $  1,273,737
  Sumitomo Osaka Cement Co., Ltd........      440,000     1,877,105
  Ushio, Inc............................       87,000     1,875,902
                                                       ------------
                                                         43,743,617
                                                       ------------
LUXEMBOURG -- 1.1%
  Thiel Logistik*.......................       20,800     3,065,278
                                                       ------------
MEXICO -- 0.4%
  Cieb Cl. B -- Rts*....................       41,476             0
  Corporacion Interamericana de
    Entretenimiento S.A.-- Cl. B*.......      241,000     1,167,487
                                                       ------------
                                                          1,167,487
                                                       ------------
NETHERLANDS -- 1.7%
  ASM International N.V.*...............       85,200     1,491,000
  Fugro N.V.............................       18,600     1,066,061
  Unique International N.V..............       35,900       728,639
  Versatel Telecom International
    N.V.*...............................       58,400     1,345,066
                                                       ------------
                                                          4,630,766
                                                       ------------
NORWAY -- 3.9%
  Frontline, Ltd.*......................      118,700     1,850,121
  Schibstad ASA*........................       91,900     1,614,616
  Smedvig ASA Cl. B.....................       53,200       949,336
  Storebrand ASA........................      339,000     2,408,532
  TGS Nopec Geophysical Company ASA*....       65,000       887,827
  Tomra Systems ASA.....................       96,000     3,156,521
                                                       ------------
                                                         10,866,953
                                                       ------------
SINGAPORE -- 2.3%
  Datacraft Asia, Ltd...................        6,684        55,477
  NaSteel Electronics, Ltd..............      360,000       930,874
  Omni Industries, Ltd..................      925,000     1,461,673
  Overseas Union Bank, Ltd..............      277,000     1,289,260
  Venture Manufacturing, Ltd............      284,000     2,741,596
                                                       ------------
                                                          6,478,880
                                                       ------------
SOUTH KOREA -- 0.4%
  Hankuk Electric Glass Co., Ltd........       22,170     1,252,486
                                                       ------------
SPAIN -- 2.1%
  Acciona S.A...........................       40,900     1,352,014
  Centros Comerciales Carrefour, S.A....       18,200       248,779
  Grupo Dragados S.A....................      208,900     1,660,938
  Indra Sistemas S.A....................       60,000     1,297,202
  Sol Melia S.A.........................      137,100     1,339,292
                                                       ------------
                                                          5,898,225
                                                       ------------
SWEDEN -- 1.8%
  Enea Data AB..........................      327,000     1,883,993
  HiQ International AB..................       99,800       813,277
  Metro International S.A. Cl. A*.......        2,789        31,848
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

Sweden (Continued)
  Metro International S.A. Cl. B*.......        6,509  $     81,084
  PyroSequencing AB*....................       59,500       889,443
  Teleogic AB*..........................      153,000     1,222,983
                                                       ------------
                                                          4,922,628
                                                       ------------
SWITZERLAND -- 9.8%
  Ascom Holding AG......................          400     1,341,125
  Gretag Imaging Group..................       13,700     3,115,077
  Julius Baer Holdings AG Cl. B.........          560     2,904,652
  Kudelski S.A.*........................        1,670     2,555,629
  Kudelski S.A. -- Rts.*................           88        92,013
  Leica Geosystems AG*..................        2,200       688,614
  Logitech International S.A.*..........        6,740     2,121,361
  Sez Holdings AG.......................        3,000     2,299,815
  Straumann Holding AG..................        1,300     2,895,742
  Swisslog Holding AG...................        4,700     2,904,189
  Synthes-Stratec, Inc..................        3,400     2,309,419
  Tecan AG..............................        1,600     1,703,309
  Unaxis Holding AG*....................        8,000     2,230,965
                                                       ------------
                                                         27,161,910
                                                       ------------
UNITED KINGDOM -- 8.8%
  Autonomy Corp. PLC*...................       47,700     2,671,200
  Baltimore Technology PLC*.............      167,300     1,706,736
  Bookham Technology PLC*...............       17,400       762,773
  Celltech Chiroscience Group PLC*......       93,000     1,854,882
  Cookson Group PLC.....................      289,500       811,109
  Eidos PLC*............................      344,400     1,726,172
  Enterprise Oil PLC....................      289,200     2,366,667
  Future Network PLC*...................       99,700       862,328
  Matalan PLC...........................      213,900     1,739,381
  Pharmagene PLC*.......................      222,000     1,099,560
  Psion PLC.............................      133,600     1,461,704
  Safeway PLC...........................      720,900     3,058,991
  Spirent PLC...........................      428,900     4,248,661
                                                       ------------
                                                         24,370,164
                                                       ------------
UNITED STATES -- 0.5%
  Descartes Systems Group, Inc.*........       26,000     1,287,000
                                                       ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $213,541,369)...............................
                                                        241,843,246
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 2.8%
-------------------------------------------------------------------
GERMANY -- 2.8%
  Henkel KGaA...........................       30,900     1,878,745
  Marschollek, Lautenschlaeger & Partner
    AG..................................       16,700     2,497,907
  Porsche AG............................          510     1,845,203
  ProSieben Media AG....................       13,600     1,548,170
                                                       ------------
TOTAL PREFFERED STOCK
  (Cost: $6,322,181).................................
                                                          7,770,025
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT        VALUE
-------------------------------------------------------------------
TIME DEPOSIT -- 10.4%
-------------------------------------------------------------------
  Chase Manhattan Bank
    6.110%, 10/02/00
    (Cost: $28,745,619).................  $28,745,619  $ 28,745,619
                                                       ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $248,609,169)............................   278,358,890
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%...    (1,125,998)
                                                    ------------
NET ASSETS -- 100.0%..............................  $277,232,892
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.8%
Airlines........................        1.0
Application Software............        1.4
Audio/Video Products............        0.5
Auto -- Cars/Light Trucks.......        0.7
Banking.........................       12.4
Biotechnology...................        0.7
Broadcasting....................        1.1
Building & Construction.........        2.4
Building Materials..............        0.7
Chemicals.......................        1.3
Commercial Services.............        1.6
Computer Services...............        2.1
Computer Software...............        4.4
Computers.......................        5.3
Consulting Services.............        1.1
Data Processing.................        1.3
Distribution/Wholesale..........        0.3
Diversified Financial
  Services......................        1.9
Diversified Manufacturing.......        0.3
Diversified Operations..........        0.8
Drugs/Pharmaceuticals...........        2.4
Electronic
  Components/Semiconductors.....        7.4
Electronics.....................        3.9
Entertainment...................        0.4
Entertainment Software..........        0.6
Food............................        1.6
Hospitality.....................        0.5
Housewares......................        0.5

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Human Resources.................        0.3%
Industrial
  Automation/Robotics...........        1.0
Insurance.......................        1.4
Internet Software...............        0.4
Lighting Products...............        0.7
Machinery.......................        2.8
Medical Products................        3.6
Metals..........................        0.4
Networking Products.............        0.7
Oil & Gas Producers.............        3.8
Oil & Gas Services..............        2.4
Power Equipment & Supplies......        2.4
Publishing......................        2.7
Recycling.......................        1.1
Retail -- Apparel...............        0.9
Retail -- Department Stores.....        0.7
Retail -- Hypermarkets..........        0.1
Retail -- Jewelry...............        1.5
Retail -- Restaurants...........        1.0
Rubber & Plastics...............        0.5
Telecommunications..............        1.0
Telecommunications Equipment....        8.4
Television......................        0.9
Transportation -- Other.........        0.7
Wire & Cable Products...........        1.6
Liabilities in Excess of Other
  Asset.........................       (0.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: After posting strong gains in 1999 and the first quarter of 2000, stock markets in the world's emerging countries posted declines during the six-months ended September 30, 2000.

  Emerging markets in Asia, Latin America and the Europe, Middle East and Africa
(EMEA) region mirrored movements in the United States, drifting lower amid uncertainty about the impact of higher interest rates, rising oil prices and a falling euro. As was the case in developed markets, technology and telecommunications stocks led market declines in emerging nations.

  These selling pressures overshadowed a number of positive developments in the world's emerging countries. For example, in Latin America, the economies of Mexico and Brazil showed impressive strength. In Asia, China benefited from rising consumer spending and exports, with the MSCI China Index climbing 4.4% in the six-month period. And in the EMEA region, the MSCI Israel Index advanced 30.4%, driven by growth in technology-related exports, a stable exchange rate and relatively low inflation.

  PERFORMANCE: The Fund declined 24.9% in the six-month period ended
September 30, 2000 versus a 21.8% loss for the MSCI Emerging Markets Free Index. For the 12-month period ended September 30, 2000, the Fund advanced 9.9%, outpacing the 0.4% gain for the Index.

  PORTFOLIO SPECIFICS: The Fund underperformed its benchmark this period as a result of the worldwide correction in technology stocks in April and May. Our overweighting in telecommunications, computer, software and other technology company stocks during this period of negative investor sentiment toward tech stocks caused us to fall behind the index. On a 12-month trailing basis, the Fund has continued to significantly outperform its benchmark. Being overweighted in Israel helped performance as did stock selection within the health care sector. The Fund's top-performing holdings included Israeli-based Teva Pharmaceuticals, the world's leading generic drug company; Chinadotcom, a premier pan-Asian Internet company; and Yapi Kredi Bank, Turkey's largest private commercial bank.

  MARKET OUTLOOK: Despite the difficult environment this year for emerging market equities, we believe they continue to hold great potential for investors. Moving forward, we believe these stocks will benefit from a multitude of factors, including:
  - Government reform, privatization and corporate restructuring

  - Higher commodity prices

  - Strong manufacturing output, decreasing inflation, and rising consumption and export growth in select countries in the EMEA region

  - Robust domestic demand, a rebuilding of inventories and increasing exports in a number of Asia's developing nations

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND INSTITUTIONAL SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 9/30/00                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                            9.88%                                 8.46%                          8.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             EMERGING COUNTRIES       MSCI EMF
          FUND INSTITUTIONAL SHARES     INDEX
11/28/94                $250,000.00  $250,000.00
11/94                   $251,800.00  $254,738.25
12/94                   $237,014.39  $234,359.19
01/95                   $217,797.00  $209,517.12
02/95                   $215,595.01  $204,069.67
03/95                   $218,397.55  $205,294.09
04/95                   $231,008.95  $214,511.79
05/95                   $248,825.07  $225,923.82
06/95                   $251,427.42  $226,601.59
07/95                   $268,242.63  $231,677.47
08/95                   $266,841.37  $226,209.88
09/95                   $267,041.55  $225,146.69
10/95                   $254,229.96  $216,523.57
11/95                   $248,624.89  $212,669.46
12/95                   $253,510.75  $222,111.98
01/96                   $276,630.29  $237,904.14
02/96                   $280,651.07  $234,121.47
03/96                   $281,857.31  $235,947.61
04/96                   $299,950.86  $245,385.52
05/96                   $310,203.87  $244,281.28
06/96                   $310,806.99  $245,795.83
07/96                   $298,945.66  $229,007.97
08/96                   $311,812.19  $234,870.58
09/96                   $317,441.29  $236,913.95
10/96                   $309,198.68  $230,588.35
11/96                   $321,453.08  $234,462.23
12/96                   $324,695.98  $235,517.31
01/97                   $348,815.10  $251,579.59
02/97                   $359,557.22  $262,347.20
03/97                   $353,679.46  $255,447.47
04/97                   $356,719.68  $255,907.27
05/97                   $378,001.25  $263,226.22
06/97                   $406,782.05  $277,308.82
07/97                   $426,442.16  $281,440.72
08/97                   $393,810.42  $245,641.46
09/97                   $421,983.17  $252,445.73
10/97                   $354,692.87  $211,019.39
11/97                   $344,552.30  $203,317.18
12/97                   $357,562.74  $208,217.12
01/98                   $336,925.49  $191,886.66
02/98                   $363,843.64  $211,915.78
03/98                   $384,705.20  $221,112.93
04/98                   $397,042.69  $218,705.01
05/98                   $355,768.19  $188,733.68
06/98                   $331,317.54  $168,935.51
07/98                   $346,571.30  $174,290.77
08/98                   $245,168.77  $123,903.31
09/98                   $245,394.11  $131,762.49
10/98                   $265,899.96  $145,637.08
11/98                   $279,645.63  $157,749.72
12/98                   $281,673.68  $155,462.35
01/99                   $290,236.56  $152,954.74
02/99                   $284,377.75  $154,442.99
03/99                   $303,080.88  $174,798.58
04/99                   $337,557.74  $196,424.66
05/99                   $335,755.03  $195,281.86
06/99                   $378,794.77  $217,444.40
07/99                   $370,457.23  $211,529.91
08/99                   $370,231.89  $213,454.83
09/99                   $364,823.75  $206,240.06
10/99                   $371,133.24  $210,630.91
11/99                   $412,595.61  $229,517.13
12/99                   $504,083.22  $258,707.17
01/00                   $496,647.03  $260,249.03
02/00                   $547,573.64  $263,686.14
03/00                   $533,827.96  $264,972.93
04/00                   $459,240.77  $239,855.35
05/00                   $435,129.50  $229,949.33
06/00                   $460,367.46  $238,049.29
07/00                   $430,622.72  $225,806.54
08/00                   $443,016.37  $226,916.83
9/30/00                 $400,877.98  $207,103.36

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 94.2%
------------------------------------------------------------------
BERMUDA -- 0.5%
  Cosco Pacific, Ltd....................   1,756,000  $  1,328,793
                                                      ------------
BRAZIL -- 11.4%
  Aracruz Celulose S.A. -- ADR..........      69,000     1,142,813
  Companhia Brasileira de Distribuicao
    Grupo Paode Acucar -- ADR...........      90,900     3,380,344
  Embraer-Empresa Brasileira de
    Aeronautica S.A. -- ADR.............      42,400     1,314,400
  Embratel Participacoes S.A............     245,300     4,538,050
  Globo Cabo S.A........................     116,500     1,558,188
  Petroleo Brasileiro S.A. -- ADR*......     443,600    13,335,725
  Tele Celular Sul Part S.A. -- ADR.....      36,900     1,107,000
  Tele Norte Leste Participacoes S.A....      89,777     2,053,649
  Telesp Celular Participacoes S.A. --
    ADR.................................      25,200       830,025
  Telesp Celular Participacoes S.A. --
    ADR -- Rts.*........................       8,430             0
  Uniaode Bancos Brasileiros S.A. --
    GDR.................................      92,000     3,036,000
                                                      ------------
                                                        32,296,194
                                                      ------------
CZECH REPUBLIC -- 0.7%
  CeskeRadiokomunikace--GDR 144A*.......      53,500     2,011,600
                                                      ------------
DOMINICAN REPUBLIC -- 1.0%
  Tricom S.A. -- ADR*...................     184,900     2,819,725
                                                      ------------
EGYPT -- 0.2%
  Mobinil-Egyptian Mobile Phone
    Services*...........................      19,600       434,578
                                                      ------------
GREECE--3.6%
  Alpha Credit Bank S.A.................      97,400     3,850,754
  Intracom S.A..........................      71,790     2,434,920
  National Bankof Greece S.A............      92,870     3,823,839
                                                      ------------
                                                        10,109,513
                                                      ------------
HONG KONG -- 7.9%
  China Merchants Holdings International
    Co., Ltd.*..........................   1,022,000       779,918
  China Telecom (HongKong), Ltd.
    Cl. H*..............................     811,000     5,408,851
  Giordano International, Ltd...........   2,980,000     1,729,481
  Hutchison Whampoa, Ltd.*..............     110,000     1,460,205
  Legend Holders, Ltd...................   1,421,000     1,348,673
  Li & Fung, Ltd.*......................     716,000     1,510,636
  PetroChina Co., Ltd...................  37,671,700     7,682,334
  Shanghai Industrial Holdings, Ltd.....   1,257,000     2,434,406
                                                      ------------
                                                        22,354,504
                                                      ------------
HUNGARY -- 0.6%
  EGIS..................................      36,800     1,645,353
                                                      ------------
INDIA -- 5.0%
  Infosys Technologies, Ltd.............      41,320     6,591,453
  Reliance Industries, Ltd..............     629,900     4,687,819
  Satyam Computer Services, Ltd.*.......     267,000     2,826,018
                                                      ------------
                                                        14,105,290
                                                      ------------
ISRAEL -- 9.9%
  AudioCodes, Ltd.*.....................      22,600     1,923,825
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

Israel (Continued)
  Bank Hapoalim, Ltd....................     994,900  $  3,050,961
  Check Point Software Technologies,
    Ltd.*...............................      70,500    11,103,750
  M-Systems Flash Disk Pioneers,
    Ltd.*...............................      70,400     2,688,400
  Orbotech, Ltd.*.......................      27,500     1,503,906
  Teva Pharmaceutical Industries,
    Ltd.................................     104,600     7,655,413
                                                      ------------
                                                        27,926,255
                                                      ------------
MALAYSIA -- 3.0%
  Malayan Banking Berhad................     712,000     2,735,579
  Tenaga Nasional Berhad................   1,947,000     5,789,763
                                                      ------------
                                                         8,525,342
                                                      ------------
MEXICO -- 13.8%
  Cemex S.A. -- ADR.....................      26,000       521,625
  Cieb B Shares Mxn -- Rts..............     300,486             0
  Coca-Cola Femsa S.A. -- ADR...........     159,500     3,190,000
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*.........   1,746,000     8,458,227
  Fomento Economica Mexicano S.A. --
    ADR.................................      17,400       678,600
  Grupo Financiero Banamex Accival
    S.A.*...............................     717,000     3,287,389
  Grupo Iusacell S.A. de C.V.*..........      74,900       889,438
  Grupo Televisa S.A. -- GDR 144A*......      24,200     1,396,038
  Panamerican Beverages, Inc. Cl A......      83,000     1,411,000
  TV Azteca S.A. de C.V. -- ADR.........     466,800     6,010,050
  TV Azteca S.A. de C.V. -- CPO
    Shares..............................     738,000       587,649
  Telefonos de Mexico
    S.A. Cl. L -- ADR...................     200,400    10,658,775
  Wal-Mart de Mexico S.A. de C.V. --
    Ser V*..............................     829,000     1,720,500
                                                      ------------
                                                        38,809,291
                                                      ------------
POLAND -- 0.4%
  Prokom Software S.A...................      27,800     1,248,094
                                                      ------------
REPUBLIC OF CHINA -- 5.0%
  China Southern Airlines Company,
    Ltd.*...............................   3,400,000     1,057,478
  China Unicom, Ltd. -- ADR*............      88,400     1,928,225
  United Microelectronics Corp.,
    Ltd.*...............................   5,189,800    11,098,519
                                                      ------------
                                                        14,084,222
                                                      ------------
RUSSIA -- 4.4%
  Golden Telecom, Inc.*.................       5,600        97,300
  OAO Lukoil Holding....................     138,200     7,960,320
  Surgutneftegaz*.......................     298,000     4,358,250
                                                      ------------
                                                        12,415,870
                                                      ------------
SINGAPORE -- 4.7%
  Chartered Semiconductor Manufacturing,
    Ltd. -- ADR*........................      43,400     2,633,838
  Datacraft Asia, Ltd...................   1,192,320     9,896,256
  Natsteel Electronics, Ltd.............     306,000       791,243
                                                      ------------
                                                        13,321,337
                                                      ------------
SOUTH AFRICA -- 3.8%
  Dimension Data Holdings PLC*..........     701,460     6,489,064
  Impala Platinum Holdings, Ltd.........      95,100     4,111,649
                                                      ------------
                                                        10,600,713
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
------------------------------------------------------------------
SOUTH KOREA -- 12.0%
  Hyundai Electronics Industries Co.,
    Ltd.*...............................     269,850  $  3,859,667
  Hyundai Motor Co., Ltd................     197,580     2,569,080
  Kookmin Bank..........................     255,660     3,049,166
  Korea Electric Power Corp.............     187,360     4,889,186
  Korea Telecom Corp....................      79,450     4,759,234
  Samsung Electronics...................      53,797     9,744,872
  SK Telecom Co., Ltd.*.................      20,830     5,080,716
                                                      ------------
                                                        33,951,921
                                                      ------------
TAIWAN -- 5.1%
  Hon Hai Precision Industry Co., Ltd...     402,540     2,646,768
  Taiwan Semiconductor -- ADR*..........   3,406,640    11,308,349
  Via Technologies, Inc.*...............      42,000       443,728
                                                      ------------
                                                        14,398,845
                                                      ------------
THAILAND -- 0.5%
  Thai Farmers Bank Public Co., Ltd.*...   2,885,700     1,470,377
                                                      ------------
TURKEY -- 0.4%
  Hurriyet Gazetecilik ve
    Matbaacilik A.S.*...................  128,615,400    1,217,501
                                                      ------------
UNITED KINGDOM -- 0.3%
  Dimension Data Holdings PLC*..........      92,200       854,707
                                                      ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $254,705,627)..............................
                                                       265,930,025
                                                      ------------
PREFERRED STOCK -- 2.8%
------------------------------------------------------------------
BRAZIL -- 2.2%
  CIA Vale do Rio Doce A*...............     136,500     3,425,448
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

Brazil (Continued)
  Banco Itau S.A.*......................  17,520,000  $  1,557,333
  Petroleo Brasileiro S.A...............      49,200     1,405,333
                                                      ------------
                                                         6,388,114
                                                      ------------
THAILAND -- 0.6%
  Siam Commercial Bank Public Co.,
    Ltd.*...............................   4,203,500     1,618,838
                                                      ------------
TOTAL PREFERRED STOCK
  (Cost: $8,913,074)................................
                                                         8,006,952
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSITS -- 2.6%
------------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00....................  $5,596,535     5,596,535
  Chase Manhattan Bank
    6.110%, 10/02/00....................   1,771,954     1,771,954
                                                      ------------
TOTAL TIME DEPOSITS
  (Cost: $7,368,489)................................
                                                         7,368,489
                                                      ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost: $270,987,190)............................   281,305,466
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.....     1,011,910
                                                    ------------
NET ASSETS -- 100.0%..............................  $282,317,376
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.5%
Airlines........................        0.4
Auto Manufacturers..............        0.9
Banking & Investments...........       11.0
Beverages -- Non-Alcoholic......        1.6
Broadcasting....................        0.5
Building Materials..............        0.2
Chemicals.......................        1.7
Computer Products...............        1.5
Computer Services...............        3.9
Computer Software...............        3.8
Computers.......................        1.4
Distribution/Wholesale..........        0.5
Diversified Financial
  Services......................        1.2
Diversified Operations..........        1.6
Drugs/Pharmaceuticals...........        3.3
Electric........................        3.8
Electronic
  Components/Semiconductors.....        9.7
Electronics.....................        4.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Entertainment...................        3.0%
Metals..........................        1.5
Mining..........................        1.2
Networking Products.............        2.6
Oil & Gas Producers.............       12.3
Paint & Related Products........        0.3
Paper & Related Products........        0.4
Publishing......................        0.4
Retail -- Apparel...............        0.6
Retail -- Discount..............        0.6
Retail -- Hypermarkets..........        1.2
Retail -- Miscellaneous.........        0.5
Telecommunications..............       18.7
Telecommunications Equipment....        1.5
Television......................        2.9
Other Assets in Excess of
  Liabilities...................        0.4
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: RANDALL KAHN, CFA, Partner, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; DAVID LOPEZ, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, the Philippines, Singapore and Taiwan.

  MARKET OVERVIEW: Stock markets registered losses in most Pacific Rim countries during the six-month period ended September 30, 2000. While fundamentals continued to gradually improve throughout much of the region, several negative factors weighed heavily on the markets.

  In May, the US Federal Reserve raised interest rates by half a percentage point, hurting dollar-linked economies such as Hong Kong. Weakness in US equities -- particularly among technology stocks -- had a ripple effect overseas, most notably in Korea and Japan. Also in Japan, the country's central bank raised short-term interest rates for the first time in over 10 years, a move that added to cautiousness among investors over the country's fledgling economic recovery. Finally, concerns about the impact of rising oil prices and a falling euro on the global economy contributed to the deterioration of stock prices in the region this period.

  PERFORMANCE: From April 1, 2000 through September 30, 2000, the Pacific Rim Fund declined 17.4% while the MSCI Pacific Index fell 14.7%.

  PORTFOLIO SPECIFICS: Stock selection in Japan, Singapore and Hong Kong and within the consumer, commercial/industrial and financial services sectors contributed to the Fund's underperformance this period. An overweighting in the technology sector also hurt the Fund's performance relative to its benchmark.

  On a positive note, Sanyo Electric, Toys R Us Japan and Daiichi Pharmaceutical were examples of holdings that favorably affected results.

  During the period, on a stock-by-stock basis, we increased the Fund's exposure to the consumer durables and producers/manufacturing sectors and reduced holdings in the financial services and commercial/industrial services sectors.

  MARKET OUTLOOK: We remain positive on our outlook for the Pacific Rim. The technology revolution should significantly boost growth in the region, particularly in Singapore, Hong Kong and Taiwan. Many countries are poised to reap the benefits of government reform, privatization and corporate restructuring. While closely monitoring events in Japan, we are optimistic that the country's economy is on the road to recovery, as demand shifts from the public to the private sector. Amid this favorable environment, we are confident that our focus on company-specific fundamentals will lead us to exciting investment opportunities for the Pacific Rim Fund.

--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND INSTITUTIONAL SHARES WITH THE MSCI PACIFIC INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           19.11%                             As of 9/30/00                       27.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PACIFIC RIM FUND INSTITUTIONAL SHARES  MSCI PACIFIC INDEX
12/31/97                            $250,000.00         $250,000.00
01/98                               $252,000.00         $261,601.25
02/98                               $258,600.00         $274,525.92
03/98                               $253,200.00         $260,654.95
04/98                               $241,200.00         $253,590.16
05/98                               $207,400.00         $233,540.05
06/98                               $193,600.00         $232,816.08
07/98                               $197,400.00         $229,653.27
08/98                               $178,200.00         $201,018.26
09/98                               $192,200.00         $201,782.74
10/98                               $208,200.00         $235,362.41
11/98                               $225,600.00         $247,782.49
12/98                               $233,600.00         $254,632.18
01/99                               $238,200.00         $256,358.59
02/99                               $229,400.00         $251,617.50
03/99                               $246,400.00         $281,969.61
04/99                               $285,400.00         $303,653.07
05/99                               $293,800.00         $285,616.08
06/99                               $355,200.00         $312,920.98
07/99                               $384,400.00         $329,224.16
08/99                               $396,600.00         $329,783.84
09/99                               $405,000.00         $345,052.83
10/99                               $415,400.00         $358,406.38
11/99                               $485,827.59         $376,183.34
12/99                               $566,340.09         $400,756.83
01/00                               $558,541.16         $381,412.90
02/00                               $639,741.80         $373,041.46
03/00                               $583,773.00         $398,916.50
04/00                               $507,159.96         $371,179.28
05/00                               $474,129.19         $349,596.54
06/00                               $514,500.13         $376,560.34
07/00                               $453,714.34         $340,711.79
08/00                               $536,520.64         $359,246.52
9/30/00                             $482,386.88         $340,314.22

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
PACIFIC RIM FUND

                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------
COMMON STOCK -- 99.4%
---------------------------------------------------------------
AUSTRALIA -- 1.7%
  Open Telecommunications, Ltd.*........    37,800   $   39,304
                                                     ----------
HONG KONG -- 8.0%
  Cheung Kong (Holdings), Ltd...........     3,000       36,168
  China Resources Enterprise, Ltd.......    18,000       21,470
  Electronics & Eltek International
    Holdings, Ltd.......................   335,000       41,247
  Hongkong.com Corp.*...................   249,200       18,538
  Johnson Electric Holdings, Ltd........    22,000       47,263
  PetroChina Co., Ltd.*.................   109,000       22,228
                                                     ----------
                                                        186,914
                                                     ----------
INDONESIA -- 2.5%
  Gulf Indonesia Resources, Ltd.*.......     5,400       58,725
                                                     ----------
JAPAN -- 56.7%
  Bridgestone Corp......................     4,000       48,121
  CKD Corp..............................     4,000       36,646
  CRESCO, Ltd...........................     1,000       68,480
  Daiichi Pharmaceutical Co., Ltd.......     2,000       50,805
  Fujikara, Ltd.........................     4,000       32,945
  Furukawa Electric Co., Ltd............     2,000       55,247
  Hitachi Cable, Ltd....................     4,000       45,530
  Honda Tsushin Kogyo Co., Ltd..........     1,250       53,211
  Itochu Techno-Science Corp............       600      109,939
  Komatsu, Ltd..........................    10,000       60,800
  Livin' on the EDGE Co., Ltd.*.........         3       52,748
  Moritex Corp..........................     1,000      118,453
  Net One Systems Co., Ltd..............         3       85,230
  Nippon Electric Glass Co., Ltd........     3,000       69,406
  NTT DoCoMo, Inc.......................         2       57,376
  OBIC Business Counsultants, Inc.......       300       27,485
  Pioneer Corp..........................     2,000       81,436
  Sanyo Electric Co., Ltd...............    12,000      105,497
  Sony Corp.............................       400       40,570
  Sumitomo Osaka Cement Co., Ltd........    13,000       55,460
                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------

Japan (Continued)
  Suruga Seiki Co., Ltd.................     1,000   $   60,152
  Takasago Electric Industry Co.,
    Ltd.................................        90        4,164
                                                     ----------
                                                      1,319,701
                                                     ----------
SINGAPORE -- 12.0%
  Flextronics International, Ltd.*......     1,200       98,550
  Omni Industries, Ltd..................    26,000       41,085
  JIT Holdings, Ltd.....................    24,000       60,128
  Natsteel Electronics, Ltd.............    12,000       31,029
  Venture Manufacturing, Ltd............     5,000       48,268
                                                     ----------
                                                        279,060
                                                     ----------
SOUTH KOREA -- 18.1%
  Hankuk Electric Glass Co., Ltd........     1,620       91,521
  Hyundai Precision Industry Co.,
    Ltd.*...............................     8,360       38,084
  Kia Motors Corp.*.....................     7,160       39,166
  Korea Telecom Freetel*................     1,040       45,511
  Kumgang Korea Chemical Co., Ltd.......     1,880       84,294
  Samsung Electronics...................       350       63,400
  Samsung SDI Co., Ltd..................     1,520       60,110
                                                     ----------
                                                        422,086
                                                     ----------
TAIWAN -- 0.4%
  Hon Hai Precision Industry Co.,
    Ltd.................................     1,500        9,863
                                                     ----------
TOTAL COMMON STOCK
  (Cost: $2,307,940)...............................   2,315,653
                                                     ----------
TOTAL INVESTMENTS -- 99.4%
  (Cost: $2,307,940)...............................   2,315,653
                                                     ----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%.....       14,039
                                                     ----------
NET ASSETS -- 100.0%..............................   $2,329,692
                                                     ----------
                                                     ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

PACIFIC RIM FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Applications Software...........        4.1%
Audio/Video Products............        5.2
Auto -- Cars/Light Trucks.......        1.7
Building Products...............        2.4
Communications Software.........        1.7
Computers.......................        8.4
Diversified Operations..........        0.9
Drugs/Pharmaceuticals...........        2.2
Electronic
  Components/Semiconductors.....       13.6
Electronics.....................       15.8
Housewares......................        3.9
Instruments-Scientific..........        5.1
Internet Content................        3.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Machinery.......................        8.4%
Miscellaneous Manufacturing.....        0.2
Oil & Gas Producers.............        3.5
Paint & Related Products........        3.6
Real Estate Development.........        1.6
Rubber & Plastics...............        1.8
Rubber -- Tires.................        2.1
Telecommunications..............        4.4
Wire & Cable Products...........        5.7
Other Assets in Excess of
  Liabilities...................        0.6
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; THEODORA JAMISON, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Latin America Fund seeks to provide long-term capital appreciation primarily through investment in the securities of companies located in the Latin American countries of South America, Central America and Mexico.

  MARKET OVERVIEW: Mirroring the downturn in US equity markets, stocks in Latin America weakened during the six-month period ended September 30, 2000. Uncertainties over the prospects for global economic growth and a worldwide sell-off in technology stocks sent the majority of the region's bourses lower, eclipsing many positive local developments.

  In Mexico, for example, investors greeted the July 2nd presidential election of Vicente Fox, the former head of Coca-Cola operations in Mexico, with resounding approval. Fox's election marked the end of 71 years of rule by the Institutional Revolutionary Party (PRI) and the beginning of a more democratic landscape.

  Prompted by a lack of inflationary pressure and the desire to stimulate economic growth, Brazil's central bank cut interest rates on several occasions during the period. In addition, the country reported generally positive economic data, improved its debt profile and received news that Moody's was considering upgrading its sovereign debt rating. However, these favorable events were overshadowed by the sell-off in global equity markets.

  PERFORMANCE: During the six months ended September 30, 2000, the Latin America Fund declined 16.6% versus a 12.6% drop in the MSCI EMF Latin America Index.

  PORTFOLIO SPECIFICS: The telecommunications and media companies that had delivered such significant outperformance for the Fund in recent quarters fell sharply during the period. Negative investor sentiment, triggered in part by high bid prices in Europe's auction in April of 3G telecommunications licenses, caused stocks to decline broadly and globally across the industries, including those of many fundamentally sound companies.

  Stocks that positively impacted performance included Unibanco, a Brazilian financial services firm engaged in banking, insurance and asset management; Coca-Cola FEMSA, a Mexican company which produces and distributes several Coca-Cola beverages; and Telesp Celular Participaciones, a Brazilian provider of cellular telecommunications services to municipalities in Sao Paulo.

  MARKET OUTLOOK: Factors contributing to a strong outlook for Latin America include:
  - Privatization and restructuring trends

  - Resurgence in consumer and business demand

  - Higher commodity prices, which benefit Brazil, a major exporter of iron ore, as well as oil exporters Mexico and Venezuela

  - New political leadership in Mexico

  On a bottom-up basis, we continue to identify many fundamentally strong companies within the region, paving the way for strong results for the Latin America Fund.

--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LATIN AMERICA FUND INSTITUTIONAL SHARES WITH THE MSCI EMF LATIN AMERICA INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           50.31%                             As of 9/30/00                      12.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           LATIN AMERICA FUND   MSCI EMP LATIN AMERICA
          INSTITUTIONAL SHARES          INDEX
11/30/97           $250,000.00             $250,000.00
12/97              $268,400.00             $266,600.00
01/98              $241,600.00             $236,986.07
02/98              $255,800.00             $249,434.95
03/98              $279,200.00             $267,119.89
04/98              $283,200.00             $261,000.17
05/98              $247,400.00             $227,242.41
06/98              $239,000.00             $213,812.38
07/98              $257,400.00             $224,391.82
08/98              $163,400.00             $146,554.79
09/98              $172,800.00             $161,560.53
10/98              $189,400.00             $174,049.16
11/98              $204,800.00             $187,485.75
12/98              $192,012.73             $172,993.11
01/99              $175,130.25             $152,510.72
02/99              $187,537.86             $162,240.91
03/99              $235,134.23             $195,224.48
04/99              $273,984.27             $223,346.57
05/99              $258,118.81             $213,541.65
06/99              $265,644.73             $223,712.64
07/99              $232,489.99             $206,486.77
08/99              $223,540.24             $200,271.52
09/99              $233,303.60             $203,535.94
10/99              $247,338.43             $208,115.50
11/99              $279,882.96             $234,365.32
12/99              $378,330.17             $271,254.49
01/00              $370,397.44             $259,656.73
02/00              $411,078.10             $279,585.39
03/00              $420,434.65             $281,904.83
04/00              $362,057.90             $251,484.48
05/00              $324,428.29             $239,212.03
06/00              $377,719.96             $261,068.84
07/00              $364,295.34             $255,651.69
08/00              $375,482.52             $261,819.79
9/30/00            $350,667.31             $246,387.35

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Latin America Index ("MSCI Latin America") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI Latin America Index is composed of companies representative of the market structure of 7 Latin American countries including, Argentina, Chile, Colombia, Brazil, Mexico, Peru and Venezuela. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
LATIN AMERICA FUND

                                            NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 80.3%
----------------------------------------------------------------
BRAZIL -- 42.1%
  Companhia Brasileira de Distribuicao
    Grupo Pao de Acucar -- ADR..........       6,700  $  249,155
  Embraer - Empresa Brasileira de
    Aeronautica S.A. -- ADR*............       5,200     161,200
  Embratel Participacoes S.A. -- ADR....       9,100     168,350
  Globo Cabo S.A. -- ADR*...............      16,200     216,675
  Petroleo Brasileiro S.A.-Petrobras --
    ADR*................................      15,500     465,969
  Tele Centro Oeste Celular
    Participacoes S.A. -- ADR...........      21,000     223,126
  Telesp Celular Participacoes S.A. --
    ADR.................................       2,700      88,931
  Telesp Celular Participacoes S.A. --
    ADR Rts*............................         950           0
  Uniao de Bancos Brasileiros S.A.
    (Unibanco) -- GDR...................       9,000     297,000
                                                      ----------
                                                       1,870,406
                                                      ----------
MEXICO -- 38.2%
  Cemex S.A. -- ADR.....................       4,200      84,263
  Coca-Cola Femsa S.A. -- ADR...........      15,800     316,000
  Corporacion Interamericana de
    Entretenimiento S.A. (CIE) Cl. B*...      17,000      82,354
  Grupo Financiero Banamex Accival S.A.
    Cl. O*..............................      25,000     114,623
  Grupo Iusacell S.A. -- ADR*...........       7,700      91,438
  Grupo Televisa S.A. -- GDR 144A*......       1,500      86,531
  Telefonos de Mexico S.A. -- ADR.......      12,800     680,800
  TV Azteca S.A. -- ADR.................      18,600     239,475
                                                      ----------
                                                       1,695,484
                                                      ----------
TOTAL COMMON STOCK
  (Cost: $3,298,564)................................   3,565,890
                                                      ----------
                                            NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
PREFERRED STOCK -- 9.2%
----------------------------------------------------------------
BRAZIL -- 9.2%
  Banco Itau S.A........................   2,600,000  $  231,111
  Lojas Americanas S.A..................         100           0
  Petroleo Brasileiro S.A.-Petrobras....       6,300     179,951
                                                      ----------
TOTAL PREFERRED STOCK
  (Cost: $411,526)..................................     411,062
                                                      ----------
----------------------------------------------------------------
RIGHTS -- 0.0%
----------------------------------------------------------------
MEXICO -- 0.0%
  Cieb Cl. B Rts........................       8,088           0
                                                      ----------

                                          PRINCIPAL
                                            AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 14.5%
----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    6.110%, 10/2/00
    (Cost: $642,994)....................    $642,994     642,994
                                                      ----------

TOTAL INVESTMENTS -- 104.0%
  (Cost:$4,353,084)...............................    4,619,946
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%)...     (177,214)
                                                     ----------
NET ASSETS -- 100.0%..............................   $4,442,732
                                                     ----------
                                                     ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

LATIN AMERICA FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        3.6%
Banking.........................       26.4
Beverages.......................        7.1
Broadcasting....................        7.3
Building Products...............        1.9
Cable TV........................        4.9
Entertainment...................        1.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Finance.........................        2.6%
Oil & Gas Producers.............       14.5
Retail -- Food..................        5.6
Telecommunications..............       28.2
Liabilities in Excess of Other
  Assets........................       (4.0)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Following five calendar years of double-digit gains and a strong first quarter 2000, US large-cap growth stocks took a breather during the six-month period ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities lower. In an attempt to slow the robust US economy and stifle inflation, the Federal Reserve raised short-term interest rates by half a percentage point in May -- its sixth rate increase in less than a year. Optimistic that reports of slowing GDP growth would preempt additional rate hikes, investors bid stock prices higher in June and in August.

  The summer's rallies were short lived, however, as investors turned their attention from interest rates to corporate earnings and concerns that these would be negatively affected by rising oil prices and a weaker euro. Uncertainty surrounding the upcoming US elections also weighed on investor sentiment. Throughout the period, technology issues led the market's decline, with the tech-heavy Nasdaq Composite tumbling 19.7%.

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund declined 5.7%, outperforming its Russell 1000 Growth Index benchmark, which fell 7.9%.

  PORTFOLIO SPECIFICS: Stock selection, especially in the technology and consumer services sectors, was responsible for much of the Fund's outperformance relative to its benchmark during the period.

  Holdings that positively impacted results included CIENA, JDS Uniphase, Intel, Sun Microsystems and Siebel Systems. Outside of the technology sector, Metro-Goldwyn-Mayer (MGM) and Genentech also helped Fund performance.

  During the period, on a company-specific basis, we decreased the Fund's holdings in the retail and financial services sectors and increased holdings in health care and technology. Although we boosted technology exposure during the period, at September 30, 2000 the Fund's technology weighting was slightly below its benchmark.

  MARKET OUTLOOK: Our outlook for large-cap stocks remains positive. Corporate earnings growth, although showing signs of slowing, is expected to remain solid. The Federal Reserve is unlikely to raise interest rates amid economic reports indicative of a deceleration in GDP growth. While we continue to closely monitor oil prices, these have had little impact on inflation over the last 10 years. The combination of solid earnings, steady interest rates and tame inflation bodes well for US equities. Most importantly, we remain focused on finding and investing in companies that will prevail despite changing macroeconomic conditions.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           58.32%                             As of 9/30/00                       52.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LARGE CAP GROWTH FUND INSTITUTIONAL SHARES  RUSSELL 1000 GROWTH INDEX
12/27/96                                 $250,000.00                $250,000.00
12/96                                    $247,200.00                $246,184.68
01/97                                    $272,400.00                $263,452.07
02/97                                    $267,800.00                $261,660.59
03/97                                    $260,000.00                $247,499.52
04/97                                    $270,000.00                $263,933.49
05/97                                    $300,200.00                $282,981.57
06/97                                    $311,400.00                $294,300.83
07/97                                    $350,200.00                $320,317.03
08/97                                    $342,200.00                $301,578.48
09/97                                    $359,600.00                $316,419.16
10/97                                    $359,200.00                $304,711.65
11/97                                    $354,896.62                $317,652.75
12/97                                    $361,073.21                $321,210.46
01/98                                    $366,477.73                $330,814.66
02/98                                    $400,191.62                $355,698.54
03/98                                    $424,640.63                $369,876.68
04/98                                    $438,280.60                $374,995.77
05/98                                    $427,214.20                $364,353.39
06/98                                    $458,097.16                $386,670.04
07/98                                    $448,284.00                $384,110.28
08/98                                    $373,570.00                $326,455.33
09/98                                    $420,006.82                $351,533.63
10/98                                    $451,656.50                $379,796.93
11/98                                    $494,720.82                $408,699.48
12/98                                    $580,590.04                $445,564.17
01/99                                    $645,964.79                $471,718.79
02/99                                    $632,474.76                $450,161.24
03/99                                    $697,590.09                $473,884.74
04/99                                    $730,134.16                $474,500.79
05/99                                    $735,294.12                $459,933.61
06/99                                    $770,228.70                $492,128.96
07/99                                    $760,111.18                $476,479.26
08/99                                    $755,700.97                $484,245.88
09/99                                    $769,969.27                $474,076.71
10/99                                    $825,745.35                $509,869.50
11/99                                    $920,953.81                $536,841.60
12/99                                  $1,138,610.22                $592,673.13
01/00                                  $1,089,838.58                $564,876.76
02/00                                  $1,248,865.26                $592,499.23
03/00                                  $1,292,448.42                $634,922.18
04/00                                  $1,193,089.18                $604,712.58
05/00                                  $1,117,078.06                $574,235.06
06/00                                  $1,235,115.80                $617,762.08
07/00                                  $1,180,636.85                $592,001.40
08/00                                  $1,334,734.47                $645,577.53
9/30/00                                $1,219,031.54                $584,505.90

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 1000 Growth Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 99.0%
------------------------------------------------------------------
APPLICATION SOFTWARE -- 4.7%
  Siebel Systems, Inc.*.................      64,000  $  7,124,000
                                                      ------------
BANKING -- 4.2%
  Citigroup, Inc........................     116,600     6,303,688
                                                      ------------
BIOTECHNOLOGY -- 6.7%
  Amgen, Inc.*..........................      31,900     2,227,516
  Genentech, Inc.*......................      28,200     5,236,388
  Serono S.A. -- ADR*...................      91,900     2,779,975
                                                      ------------
                                                        10,243,879
                                                      ------------
BROADCASTING -- 5.8%
  AT&T Corp.-Liberty Media Group
    Cl. A*..............................     216,300     3,893,400
  Viacom, Inc. Cl. A*...................      85,000     4,972,500
                                                      ------------
                                                         8,865,900
                                                      ------------
COMPUTER SOFTWARE -- 9.7%
  Ariba, Inc.*..........................      28,100     4,025,763
  Oracle Corp.*.........................      58,400     4,599,000
  Veritas Software Corp.*...............      43,650     6,198,300
                                                      ------------
                                                        14,823,063
                                                      ------------
COMPUTERS -- 6.4%
  EMC Corp*.............................      49,900     4,946,338
  Sun Microsystems, Inc.*...............      40,400     4,716,700
                                                      ------------
                                                         9,663,038
                                                      ------------
DRUGS/PHARMACEUTICALS -- 3.6%
  Pfizer, Inc...........................     122,800     5,518,325
                                                      ------------
ELECTRIC -- GENERATION -- 3.5%
  AES Corp.*............................      77,400     5,301,900
                                                      ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 2.6%
  Intel Corp............................      95,500     3,969,219
                                                      ------------
INSURANCE -- 2.1%
  American International Group, Inc.....      32,600     3,119,413
                                                      ------------
INTERNET SOFTWARE -- 2.7%
  VeriSign, Inc.*.......................      20,282     4,108,373
                                                      ------------
LEISURE/GAMING -- 4.6%
  MGM Grand, Inc........................     183,900     7,022,681
                                                      ------------
NETWORKING PRODUCTS -- 9.4%
  Cisco Systems, Inc.*..................     110,300     6,094,074
  Juniper Networks, Inc.*...............      20,300     4,444,431
  Network Appliance, Inc*...............      29,600     3,770,300
                                                      ------------
                                                        14,308,805
                                                      ------------
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
OIL & GAS PRODUCERS -- 7.7%
  Enron Corp............................      81,000  $  7,097,625
  Santa Fe International Corp...........     103,100     4,645,944
                                                      ------------
                                                        11,743,569
                                                      ------------
OIL FIELD SERVICES -- 1.4%
  Weatherford International, Inc.*......      47,800     2,055,400
                                                      ------------
RETAIL-DISCOUNT -- 2.8%
  Wal-Mart Stores, Inc..................      88,100     4,239,813
                                                      ------------
TELECOMMUNICATIONS -- 12.2%
  CIENA Corp.*..........................      48,400     5,944,124
  Corning, Inc..........................      14,388     4,273,236
  Nextel Communications, Inc.*..........      67,700     3,164,975
  Qwest Communications
    International, Inc.*................     106,400     5,113,850
                                                      ------------
                                                        18,496,185
                                                      ------------
TELECOMMUNICATIONS EQUIPMENT -- 8.9%
  Corvis Corporation*...................      44,500     2,716,587
  JDS Uniphase Corp.*...................      19,400     1,836,938
  Nortel Networks Corporation...........      85,600     5,098,549
  TyCom, Ltd.*..........................      99,100     3,802,963
                                                      ------------
                                                        13,455,037
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $124,241,651)..............................   150,362,288
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 3.3%
------------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $4,979,038)..................  $4,979,038     4,979,038
                                                      ------------

TOTAL INVESTMENTS -- 102.3%
  (Cost: $129,220,689)............................   155,341,326
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3)%...    (3,499,857)
                                                    ------------
NET ASSETS -- 100.0%..............................  $151,841,469
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; ANDREW
B. GALLAGHER, Partner, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: The US stock market was turbulent during the six months ended September 30, 2000. In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities -- particularly technology issues -- lower. Stocks advanced in June and August, reflecting sentiment that the Federal Reserve's May interest rate increase was the last in its series of tightening moves. Despite the summer's rallies, however, equities --once again led by technology shares -- drifted lower in September. The sell-off was prompted by concerns about the impact of rising oil prices and a weakening euro on corporate earnings and uncertainty surrounding the outcome of upcoming US elections.

  Within the universe of US growth stocks, mid-cap issues represented the best-performing capitalization segment during the period. The relative strength of mid-cap growth stocks was driven by attractive valuations combined with the ability to deliver double-digit earnings growth in the face of rising capital costs.

  PERFORMANCE: The Fund declined 1.9% during the six-month period ended September 30, 2000, outperforming its Russell Midcap Growth Index, which declined 5.1%.

  PORTFOLIO SPECIFICS: The Fund's outperformance relative to its benchmark was primarily due to stock selection in the technology sector.

  Among the Fund's best-performing technology holdings were CIENA, a manufacturer of optical networking equipment; Network Appliance, a data storage and access company; and Mercury Interactive, a provider of Web-management solutions that enable businesses to test and monitor Internet applications. Top performers outside of the technology arena included Medimmune, a biotechnology firm, and Kohl's, a department store chain.

  During the period, on a stock-by-stock basis, we increased the Fund's weighting in health care stocks and decreased holdings in the commercial/industrial services sector.

  MARKET OUTLOOK: Looking forward, there are many factors supporting continued strong performance by US mid-cap equities, including:
  - Sound fundamentals

  - Attractive valuations

  - Ongoing brisk pace of mergers and acquisitions activity

  In this environment, we are optimistic that our forward-looking investment philosophy will continue to lead us to high-growth, mid-sized companies poised to materially outperform.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.


                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00
                           1 YEAR                                 5 YEARS                         10 YEARS
                           98.20%                                 31.13%                           26.39%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MID CAP GROWTH     RUSSELL MID
         FUND INSTITUTIONAL   CAP GROWTH
               SHARES            INDEX
9/30/85         $250,000.00    $250,000.00
10/85           $263,066.67    $250,000.00
11/85           $289,075.19    $250,000.00
12/85           $311,844.68    $250,000.00
01/86           $325,056.50    $254,807.50
02/86           $353,130.55    $277,271.33
03/86           $388,396.52    $293,918.70
04/86           $386,014.35    $297,128.29
05/86           $420,047.95    $315,779.03
06/86           $437,507.94    $320,667.29
07/86           $413,911.68    $295,148.59
08/86           $435,669.64    $308,539.48
09/86           $388,689.93    $282,970.82
10/86           $426,535.37    $300,053.76
11/86           $426,862.38    $302,871.27
12/86           $414,298.40    $293,875.99
01/87           $479,743.74    $334,695.37
02/87           $504,626.45    $359,630.17
03/87           $508,798.02    $364,485.18
04/87           $503,489.57    $355,008.56
05/87           $505,637.79    $357,298.37
06/87           $523,217.13    $371,922.59
07/87           $560,975.96    $388,848.79
08/87           $578,628.01    $404,892.69
09/87           $570,276.48    $395,948.61
10/87           $410,751.14    $287,173.61
11/87           $376,686.18    $267,197.81
12/87           $429,183.67    $301,984.30
01/88           $414,233.77    $305,043.40
02/88           $445,494.62    $330,063.06
03/88           $439,955.63    $331,554.94
04/88           $443,944.56    $333,428.23
05/88           $447,747.69    $327,526.55
06/88           $488,925.55    $352,277.73
07/88           $470,867.90    $338,944.02
08/88           $452,959.23    $326,033.64
09/88           $478,445.73    $338,931.53
10/88           $482,735.80    $336,884.38
11/88           $467,079.06    $328,775.58
12/88           $483,551.39    $341,012.60
01/89           $513,031.90    $361,111.89
02/89           $500,496.82    $358,150.77
03/89           $509,489.08    $362,538.11
04/89           $536,525.97    $383,188.29
05/89           $569,665.39    $403,547.08
06/89           $542,074.60    $398,139.55
07/89           $603,744.62    $429,333.78
08/89           $625,700.80    $445,953.29
09/89           $637,943.67    $445,797.21
10/89           $619,358.25    $427,211.92
11/89           $641,324.82    $437,324.03
12/89           $647,588.43    $448,379.58
01/90           $609,035.33    $406,828.25
02/90           $635,690.78    $415,192.63
03/90           $655,820.98    $432,593.36
04/90           $640,452.91    $420,627.83
05/90           $744,313.03    $463,885.19
06/90           $753,889.85    $469,614.17
07/90           $728,383.25    $454,642.87
08/90           $669,141.41    $401,772.45
09/90           $618,532.01    $374,556.39
10/90           $604,532.57    $367,555.93
11/90           $644,411.57    $406,895.44
12/90           $652,316.35    $425,364.42
01/91           $716,025.92    $457,271.01
02/91           $782,807.27    $497,529.15
03/91           $822,078.10    $523,530.02
04/91           $801,991.99    $518,870.60
05/91           $839,658.88    $545,104.70
06/91           $785,304.96    $515,396.50
07/91           $844,961.96    $541,398.25
08/91           $884,985.00    $558,316.94
09/91           $886,371.47    $557,674.88
10/91           $913,819.44    $570,189.10
11/91           $873,763.69    $551,384.27
12/91         $1,014,497.89    $625,418.63
01/92         $1,022,275.71    $630,984.86
02/92         $1,039,006.96    $632,347.79
03/92           $987,749.28    $606,370.94
04/92           $959,664.28    $594,765.00
05/92           $949,651.78    $595,924.79
06/92           $919,326.23    $578,196.03
07/92           $953,770.32    $603,972.01
08/92           $929,226.63    $596,066.01
09/92           $964,692.12    $609,125.82
10/92         $1,019,936.82    $627,472.69
11/92         $1,099,151.91    $667,122.69
12/92         $1,151,984.48    $679,904.76
01/93         $1,184,316.84    $687,920.84
02/93         $1,169,591.84    $666,739.75
03/93         $1,226,044.14    $686,048.54
04/93         $1,194,788.41    $657,872.52
05/93         $1,273,544.56    $688,917.53
06/93         $1,305,239.10    $686,086.08
07/93         $1,319,645.72    $683,924.91
08/93         $1,391,678.78    $723,688.30
09/93         $1,408,006.28    $732,350.85
10/93         $1,405,124.95    $744,149.02
11/93         $1,349,419.38    $726,840.12
12/93         $1,379,769.31    $756,008.21
01/94         $1,402,023.66    $775,460.30
02/94         $1,374,711.51    $768,775.83
03/94         $1,282,659.45    $732,543.43
04/94         $1,292,775.06    $730,756.02
05/94         $1,271,532.28    $731,822.93
06/94         $1,208,815.49    $700,339.90
07/94         $1,230,058.27    $719,739.32
08/94         $1,290,751.94    $762,671.77
09/94         $1,268,497.60    $750,095.31
10/94         $1,284,682.57    $763,056.96
11/94         $1,205,780.81    $729,406.15
12/94         $1,234,649.94    $739,632.42
01/95         $1,211,552.75    $748,522.80
02/95         $1,280,844.33    $788,351.70
03/95         $1,324,938.97    $819,617.73
04/95         $1,350,135.91    $826,494.32
05/95         $1,371,133.36    $846,867.41
06/95         $1,472,970.98    $885,408.34
07/95         $1,591,606.56    $941,127.09
08/95         $1,626,252.35    $951,432.43
09/95         $1,659,848.27    $972,611.32
10/95         $1,642,000.44    $948,033.43
11/95         $1,673,496.61    $990,505.33
12/95         $1,710,915.34    $991,040.20
01/96         $1,729,728.77  $1,008,541.97
02/96         $1,799,449.12  $1,046,664.86
03/96         $1,799,449.12  $1,054,912.58
04/96         $1,916,756.38  $1,105,875.40
05/96         $1,994,223.44  $1,128,435.26
06/96         $1,945,529.86  $1,094,356.52
07/96         $1,798,342.45  $1,009,434.45
08/96         $1,882,449.54  $1,064,004.48
09/96         $2,000,863.48  $1,131,590.04
10/96         $1,974,303.34  $1,118,350.44
11/96         $2,041,311.77  $1,184,221.28
12/96         $1,992,539.17  $1,164,278.99
01/97         $2,075,809.46  $1,215,798.34
02/97         $1,941,387.42  $1,189,050.77
03/97         $1,830,756.88  $1,121,857.51
04/97         $1,833,136.03  $1,149,343.02
05/97         $1,990,160.02  $1,252,335.65
06/97         $2,065,103.28  $1,287,025.35
07/97         $2,275,658.16  $1,410,193.68
08/97         $2,242,350.05  $1,396,373.78
09/97         $2,389,857.42  $1,467,030.29
10/97         $2,249,487.50  $1,393,532.07
11/97         $2,249,940.26  $1,408,178.10
12/97         $2,324,431.52  $1,426,667.47
01/98         $2,266,662.78  $1,400,987.46
02/98         $2,484,055.66  $1,532,708.30
03/98         $2,608,714.51  $1,596,959.43
04/98         $2,578,309.91  $1,618,646.14
05/98         $2,427,807.15  $1,552,071.23
06/98         $2,579,830.14  $1,595,979.32
07/98         $2,467,593.58  $1,527,607.57
08/98         $1,935,212.64  $1,235,987.28
09/98         $2,126,364.25  $1,329,477.36
10/98         $2,180,076.28  $1,427,326.89
11/98         $2,326,994.46  $1,523,671.46
12/98         $2,665,064.26  $1,681,523.82
01/99         $2,938,363.68  $1,731,969.54
02/99         $2,695,079.80  $1,647,276.23
03/99         $3,028,410.30  $1,739,029.51
04/99         $3,148,472.48  $1,818,329.26
05/99         $3,003,134.06  $1,794,872.81
06/99         $3,243,258.40  $1,920,154.93
07/99         $3,194,285.67  $1,859,094.01
08/99         $3,249,577.46  $1,839,759.43
09/99         $3,246,417.93  $1,824,121.47
10/99         $3,630,300.93  $1,965,126.06
11/99         $4,093,172.20  $2,168,713.12
12/99         $5,306,432.04  $2,544,334.24
01/00         $5,336,447.58  $2,543,825.37
02/00         $7,345,909.19  $3,078,537.46
03/00         $6,556,026.48  $3,081,616.00
04/00         $5,608,167.23  $2,782,483.53
05/00         $5,011,015.90  $2,579,640.48
06/00         $5,897,264.30  $2,853,350.34
07/00         $5,573,412.39  $2,672,723.90
08/00         $6,521,271.64  $3,075,770.66
9/30/00       $6,434,384.54  $2,925,365.47

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

MID CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 98.7%
------------------------------------------------------------------
APPLICATIONS SOFTWARE -- 0.6%
  BroadVision, Inc.*....................      55,700  $  1,430,794
                                                      ------------
AUTOMOBILES -- 0.9%
  Harley-Davidson, Inc..................      42,900     2,053,838
                                                      ------------
BIOTECHNOLOGY -- 8.0%
  Celera Genomics *.....................      16,500     1,643,813
  Genzyme Corp.-General Division*.......      19,200     1,309,200
  Gilead Sciences, Inc.*................      11,900     1,305,281
  Human Genome Sciences, Inc.*..........      17,000     2,943,125
  Immunex Corp.*........................      44,600     1,940,100
  Medimmune, Inc.*......................      48,100     3,715,725
  Millennium Pharmaceuticals, Inc.*.....      13,700     2,001,056
  Protein Design Labs, Inc.*............      16,400     1,976,200
  Vertex Pharmaceuticals, Inc.*.........      28,800     2,433,599
                                                      ------------
                                                        19,268,099
                                                      ------------
COMPUTER HARDWARE -- 4.0%
  Brocade Communications
    Systems, Inc.*......................      26,600     6,277,600
  Redback Networks, Inc. *..............      20,800     3,411,200
                                                      ------------
                                                         9,688,800
                                                      ------------
COMPUTER SERVICES -- 0.7%
  StorageNetworks, Inc.*................      16,600     1,696,313
                                                      ------------
COMPUTER SOFTWARE -- 10.1%
  Ariba, Inc.*..........................      34,000     4,871,030
  i2 Technologies, Inc.*................      16,900     3,161,356
  Mercury Interactive Corp.*............      44,100     6,912,675
  Micromuse, Inc.*......................      14,200     2,853,313
  Nuance Communications, Inc.*..........      14,700     1,788,806
  ONI Systems Corp.*....................      19,300     1,665,831
  Quest Software, Inc.*.................      22,600     1,403,672
  Vitria Technology, Inc.*..............      36,700     1,711,138
                                                      ------------
                                                        24,367,821
                                                      ------------
CONTRACT DRILLING -- 2.3%
  Global Marine, Inc.*..................      64,700     1,997,613
  Diamond Offshore Drilling, Inc........      37,200     1,525,200
  Noble Drilling Corp.*.................      38,200     1,919,550
                                                      ------------
                                                         5,442,363
                                                      ------------
DRUGS/PHARMACEUTICALS -- 8.0%
  Abgenix, Inc.*........................      28,500     2,303,155
  ALZA Corp.*...........................      36,700     3,174,550
  Andrx Corp. -- Andrx Group*...........      24,600     2,297,024
  COR Therapeutics, Inc.*...............      35,600     2,218,325
  Forest Laboratories, Inc. Cl. A*......      20,800     2,385,500
  IDEC Pharmaceuticals Corp.*...........      16,700     2,928,501
  King Pharmaceuticals, Inc.*...........      39,200     1,310,750
  Sepracor, Inc.*.......................      21,000     2,576,437
                                                      ------------
                                                        19,194,242
                                                      ------------
ELECTRIC -- 3.8%
  Calpine Corp.*........................      56,100     5,855,438
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

Electric (Continued)
  NRG Energy, Inc.*.....................      38,700  $  1,412,550
  Southern Energy, Inc.*................      62,800     1,970,350
                                                      ------------
                                                         9,238,338
                                                      ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 14.8%
  Applied Micro Circuits Corp.*.........      31,800     6,584,587
  Conexant Systems, Inc.*...............      50,400     2,110,499
  GlobeSpan, Inc.*......................      16,100     1,964,200
  Maxim Integrated Products, Inc.*......      43,800     3,523,162
  Micrel, Inc.*.........................      25,300     1,695,100
  PMC-Sierra, Inc.*.....................      13,600     2,927,400
  Sanmina Corp.*........................      28,800     2,696,400
  Semtech Corp.*........................      39,400     1,699,124
  TranSwitch Corp.*.....................      39,500     2,518,124
  Virata Corp.*.........................      17,800     1,177,025
  Vitesse Semiconductor Corp.*..........      36,500     3,246,218
  Waters Corp.*.........................      61,200     5,446,800
                                                      ------------
                                                        35,588,639
                                                      ------------
ELECTRONIC INSTRUMENTS -- 1.9%
  Keithley Instruments, Inc.............      26,800     1,876,000
  Newport Corp..........................      16,300     2,596,029
                                                      ------------
                                                         4,472,029
                                                      ------------
INTERNET SOFTWARE -- 5.3%
  Agile Software Corp.*.................      27,400     2,464,288
  Art Technology Group, Inc.*...........      18,000     1,705,500
  CacheFlow, Inc.*......................      20,100     2,874,300
  Interwoven, Inc.*.....................      19,000     2,148,188
  TIBCO Software, Inc.*.................      25,600     2,161,600
  Vignette Corp.*.......................      46,100     1,377,238
                                                      ------------
                                                        12,731,114
                                                      ------------
MEDICAL SUPPLIES/EQUIPMENT -- 3.1%
  MiniMed, Inc.*........................      29,000     2,591,875
  PE Corp.-PE Biosystems Group..........      42,800     4,986,200
                                                      ------------
                                                         7,578,075
                                                      ------------
MULTIMEDIA -- 0.4%
  Entravision Communications Corp.
    Cl. A*..............................      56,300       978,213
                                                      ------------
NETWORKING PRODUCTS -- 5.8%
  Avici Systems, Inc.*..................      16,900     1,607,613
  Emulex Corp.*.........................      20,000     2,450,000
  Extreme Networks, Inc.*...............      17,700     2,026,650
  Network Appliance, Inc.*..............      49,100     6,254,113
  Turnstone Systems, Inc.*..............      34,500     1,599,938
                                                      ------------
                                                        13,938,314
                                                      ------------
OIL & GAS SERVICES -- 7.2%
  Anadarko Petroleum Corp...............      27,000     1,794,420
  Baker Hughes, Inc.....................      44,300     1,644,638
  BJ Services Co.*......................      43,900     2,683,388
  ENSCO International, Inc..............      60,900     2,329,425
  Nabors Industries, Inc.*..............      26,800     1,404,320
  National-Oilwell, Inc.*...............      49,700     1,553,125
  Rowan Companies, Inc.*................      70,700     2,050,300

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK (Continued)
------------------------------------------------------------------
Oil & Gas Services (Continued)
  Smith International, Inc.*............      32,000  $  2,610,000
  UTI Energy Corp.*.....................      28,300     1,262,888
                                                      ------------
                                                        17,332,504
                                                      ------------
OPTICAL SUPPLIES -- 1.1%
  Allergan, Inc.........................      32,200     2,718,888
                                                      ------------
PIPELINES -- 1.0%
  Dynegy, Inc. Cl. A....................      41,800     2,382,600
                                                      ------------
RETAIL -- 0.6%
  Starbucks Corp.*......................      36,400     1,458,275
                                                      ------------
RETAIL -- DEPARTMENT STORES -- 1.1%
  Kohls Corp.*..........................      44,500     2,567,094
                                                      ------------
RETAIL -- DISCOUNT -- 0.7%
  Dollar Tree Stores, Inc.*.............      40,500     1,642,781
                                                      ------------
TELECOMMUNICATIONS -- 6.5%
  Avanex Corp.*.........................      18,900     2,035,294
  CIENA Corp.*..........................      74,200     9,112,688
  Crown Castle International Corp.*.....      78,500     2,438,406
  Metromedia Fiber Network, Inc. Cl.
    A*..................................      29,200       709,925
  Nextlink Communications, Inc. Cl.
    A*..................................      36,800     1,294,900
                                                      ------------
                                                        15,591,213
                                                      ------------
TELECOMMUNICATIONS EQUIPMENT -- 7.5%
  Comverse Technology, Inc.*............      35,700     3,855,600
  Corvis Corp.*.........................      21,100     1,288,090
  Cosine Communications, Inc.*..........      21,200     1,177,925
  Finisar Corp.*........................      56,900     2,752,538
  Natural MicroSystems Corp.*...........      26,800     1,441,757
  Nextel Partners, Inc. Cl. A*..........      52,000     1,514,500
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

Telecommunications Equipment (Continued)
  Scientific-Atlanta, Inc...............      22,500  $  1,431,563
  SDL, Inc.*............................      14,600     4,515,963
                                                      ------------
                                                        17,977,936
                                                      ------------
TELECOMMUNICATIONS SERVICES -- 0.8%
  McLeodUSA, Inc.*......................      81,500     1,166,469
  Time Warner Telecom, Inc. Cl. A*......      16,100       777,831
                                                      ------------
                                                         1,944,300
                                                      ------------
WIRELESS EQUIPMENT -- 2.5%
  Netro Corp.*..........................      25,600     1,516,800
  Palm, Inc.*...........................      86,300     4,568,506
                                                      ------------
                                                         6,085,306
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $163,756,518)..............................
                                                       237,367,889
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 1.7%
------------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $4,054,280)..................  $4,054,280     4,054,280
                                                      ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $167,810,798)............................   241,422,169
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%...      (976,924)
                                                    ------------
NET ASSETS -- 100.0%..............................  $240,445,245
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: Despite strong gains in June and August, when the Russell 2000 Growth Index climbed 12.9% and 10.5%, respectively, small-cap growth stocks drifted lower during the six-month period ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities lower.

  The Federal Reserve raised interest rates by one-half percentage point in May -- its sixth increase in a series of moves beginning June 30, 1999 and totaling 1.75%. Amid reports of slowing economic growth, investors grew confident that the rate hike in May was the last in the Federal Reserve's round of tightening, sending stocks higher. However, equities resumed their downward trend late in the period amid concerns that rising oil prices and a weakening euro would take their toll on corporate profitability. In addition, the uncertain outcome of upcoming US elections dampened investor enthusiasm.

  Technology issues bore the brunt of the market's decline, with the tech-laden Nasdaq Composite tumbling 19.7% during the six-month period.

  PERFORMANCE: From April 1, 2000 through September 30, 2000, the Fund declined 12.2%. During the same period, the Russell 2000 Growth Index fell 11.1%.

  PORTFOLIO SPECIFICS: The Fund's slight underperformance relative to its benchmark during the period was due to stock selection in the commercial/industrial and consumer services sectors, an overweighting in technology and an underweighting in health care and financial services stocks-two sectors that performed relatively well.

  Stock selection within the technology sector positively contributed to this period's results. Among the Fund's best-performing holdings were Powerwave Technologies, a manufacturer of ultra-linear radio frequency (RF) power amplifiers for use in wireless communications; Micrel, a provider of analog and mixed-signal semiconductor devices; and MMC Networks, a supplier of network-processor chip sets to customers like Cisco and Nortel.

  MARKET OUTLOOK: We are optimistic that the following positive factors will create a favorable environment for small-cap growth stock investing:
  - Attractive valuations

  - Expectations for solid operating earnings

  - High levels of cash holdings by aggressive growth mutual funds, pointing toward strong future demand for small cap growth stocks

  As a result, we are confident that our bottom-up investment process will continue to identify promising small-cap growth investment opportunities.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 9/30/00                       SINCE
                           1 YEAR                                5 YEARS                         INCEPTION
                           52.49%                                 22.65%                          19.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    SMALL CAP              RUSSELL 2000
         GROWTH FUND INSTITUTIONAL SHARES  GROWTH INDEX
10/1/93                       $250,000.00   $250,000.00
10/93                         $250,400.00   $257,230.00
11/93                         $237,400.00   $246,825.05
12/93                         $249,920.00   $256,564.76
01/94                         $257,143.12   $263,394.52
02/94                         $255,285.75   $262,235.58
03/94                         $234,854.63   $246,126.45
04/94                         $235,473.76   $246,503.02
05/94                         $229,076.14   $240,978.89
06/94                         $217,519.14   $230,681.86
07/94                         $222,678.51   $233,969.08
08/94                         $237,743.88   $251,137.73
09/94                         $240,633.13   $252,190.00
10/94                         $243,935.13   $254,875.82
11/94                         $231,552.63   $244,563.54
12/94                         $241,146.93   $250,325.46
01/95                         $231,007.29   $245,226.33
02/95                         $243,351.19   $256,558.24
03/95                         $255,254.24   $264,052.31
04/95                         $259,442.35   $268,023.65
05/95                         $261,426.19   $271,534.76
06/95                         $284,571.01   $290,246.22
07/95                         $312,124.36   $312,868.01
08/95                         $313,006.06   $316,728.81
09/95                         $319,618.87   $323,250.25
10/95                         $307,054.54   $307,349.57
11/95                         $320,721.00   $320,965.16
12/95                         $327,708.03   $328,077.75
01/96                         $323,033.16   $325,361.26
02/96                         $342,667.60   $340,197.74
03/96                         $352,952.30   $346,923.45
04/96                         $389,649.99   $373,556.76
05/96                         $411,388.11   $392,720.22
06/96                         $386,377.58   $367,193.41
07/96                         $341,966.37   $322,359.09
08/96                         $372,352.99   $346,223.33
09/96                         $397,129.77   $364,053.84
10/96                         $379,832.77   $348,363.12
11/96                         $383,573.74   $358,047.61
12/96                         $389,595.30   $365,029.54
01/97                         $394,412.55   $373,863.25
02/97                         $351,960.52   $351,281.91
03/97                         $332,992.58   $326,491.95
04/97                         $327,874.25   $322,704.64
05/97                         $379,960.80   $371,207.15
06/97                         $407,660.00   $383,791.07
07/97                         $436,864.59   $403,441.17
08/97                         $445,294.78   $415,544.41
09/97                         $487,144.67   $448,704.85
10/97                         $452,520.66   $421,737.69
11/97                         $435,016.67   $411,683.47
12/97                         $436,748.43   $411,914.01
01/98                         $426,704.25   $406,435.55
02/98                         $464,802.85   $442,319.75
03/98                         $490,779.16   $460,875.06
04/98                         $490,779.16   $463,700.22
05/98                         $452,334.22   $430,012.40
06/98                         $468,959.06   $434,407.13
07/98                         $429,194.63   $398,134.13
08/98                         $325,072.58   $306,244.78
09/98                         $358,956.36   $337,924.93
10/98                         $363,544.79   $354,901.73
11/98                         $401,943.53   $382,442.10
12/98                         $455,853.84   $417,053.11
01/99                         $500,962.47   $435,820.50
02/99                         $447,785.63   $395,942.93
03/99                         $495,828.16   $410,038.50
04/99                         $525,167.10   $446,244.90
05/99                         $504,263.10   $446,958.89
06/99                         $566,975.09   $470,513.62
07/99                         $569,542.25   $455,974.75
08/99                         $564,774.67   $438,921.29
09/99                         $581,644.57   $447,392.48
10/99                         $637,021.82   $458,845.72
11/99                         $720,228.25   $507,345.72
12/99                         $882,812.21   $596,790.77
01/00                         $860,760.60   $591,240.61
02/00                       $1,159,018.07   $728,822.30
03/00                       $1,010,263.09   $652,223.08
04/00                         $867,488.21   $586,368.11
05/00                         $762,088.95   $535,002.27
06/00                         $918,319.06   $604,124.56
07/00                         $822,263.71   $552,351.08
08/00                         $942,613.21   $610,458.42
9/30/00                       $886,923.53   $580,118.64

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 94.9%
-----------------------------------------------------------------
ADVERTISING -- 0.3%
  Getty Images, Inc.*.................       22,600  $    687,888
                                                     ------------
AEROSPACE/DEFENSE -- 3.0%
  Aeroflex, Inc.*.....................       20,100       977,363
  Newport Corp........................       31,100     4,953,159
  Photon Dynamics, Inc.*..............        7,900       298,225
  Remec, Inc.*........................       41,450     1,220,184
  Teledyne Technologies, Inc.*........       17,800       518,425
                                                     ------------
                                                        7,967,356
                                                     ------------
AIRLINES -- 0.4%
  Atlantic Coast Airlines
    Holdings, Inc.*...................       10,300       331,531
  Skywest, Inc........................       14,800       758,500
                                                     ------------
                                                        1,090,031
                                                     ------------
APPAREL -- 0.6%
  Columbia Sportswear Co.*............       13,900       637,663
  Timberland Co. Cl. A*...............       25,400     1,041,400
                                                     ------------
                                                        1,679,063
                                                     ------------
APPLICATIONS SOFTWARE -- 2.3%
  Exchange Applications, Inc.*........       32,800       148,623
  EXE Technologies, Inc.*.............       15,900       238,500
  HNC Software, Inc.*.................       14,100     1,153,556
  Iona Technologies PLC*..............       20,900     1,452,550
  National Instruments Corp.*.........       17,950       792,044
  OpenTV Corp. Cl. A*.................       35,346     1,175,255
  Resonate, Inc.*.....................        6,300       248,850
  SilverStream Software, Inc.*........        4,900       147,613
  WebTrends Corp.*....................       20,300       758,713
                                                     ------------
                                                        6,115,704
                                                     ------------
ATHLETIC EQUIPMENT -- 0.1%
  Direct Focus, Inc.*.................        9,400       373,650
                                                     ------------
AUCTIONS -- 0.2%
  Sothebys Holding, Inc. Cl. A........       17,100       425,363
                                                     ------------
AUTO-TRUCKS -- 0.1%
  Oshkosh Truck Co. Cl. B.............        7,900       306,125
                                                     ------------
BATTERY SYSTEMS -- 0.1%
  Valence Technology, Inc.*...........       18,500       319,125
                                                     ------------
BEVERAGES-ALCOHOLIC -- 0.3%
  Constellation Brands, Inc. Cl. A*...       13,900       754,944
                                                     ------------
BIOTECHNOLOGY -- 5.5%
  Abgenix, Inc.*......................        8,200       662,663
  Arena Pharmaceuticals, Inc.*........        6,300       270,900
  Aurora Biosciences Corp.*...........       12,300       836,400
  Aviron*.............................       17,900     1,043,794
  CuraGen Corp.*......................       28,200     1,502,530
  Deltagen, Inc.*.....................       10,700       331,031
  Enzon, Inc.*........................       48,500     3,201,000
  Genencor International, Inc.*.......        8,400       248,850
  Genzyme Transgenics Corp.*..........       19,500       687,375
  Illumina, Inc.*.....................        5,600       254,100
                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------

Biotechnology (Continued)
  Invitrogen Corp.*...................       46,600  $  3,314,425
  Large Scale Biology Corp.*..........        6,900       225,975
  Myriad Genetics, Inc.*..............        5,100       438,600
  Sangamo Biosciences, Inc.*..........       10,500       406,875
  Trimeris, Inc.*.....................       10,100       706,369
  Visible Genetics, Inc.*.............       10,800       436,050
                                                     ------------
                                                       14,566,937
                                                     ------------
BROADCASTING -- 1.4%
  Pegasus Communications Corp. Cl.
    A*................................       18,200       879,288
  Price Communications Corp.*.........       28,500       557,531
  Radio One, Inc.
    Cl. D*............................       25,600       180,800
  SBS Broadcasting S.A.*..............       17,100       680,794
  Sirius Satellite Radio, Inc.*.......       18,900       999,338
  XM Satellite Radio
    Holdings, Inc.*...................       11,700       503,831
                                                     ------------
                                                        3,801,582
                                                     ------------
CASINO SERVICES -- 0.3%
  Anchor Gaming*......................        9,500       755,844
                                                     ------------
CHEMICALS -- 0.1%
  Georgia Gulf Corp...................       31,100       355,706
                                                     ------------
COMMUNICATIONS SOFTWARE -- 0.7%
  Puma Technology, Inc.*..............       30,900       627,656
  Seachange International, Inc.*......        7,100       236,963
  SignalSoft Corp.*...................        7,000       284,375
  SpeechWorks International, Inc.*....        2,800       173,600
  Ulticom, Inc.*......................        5,600       263,900
  Witness Systems, Inc.*..............        8,800       158,950
                                                     ------------
                                                        1,745,444
                                                     ------------
COMPUTER SERVICES -- 2.7%
  Aspen Technology, Inc.*.............       18,600       839,325
  eLoyalty Corp.*.....................       12,800       163,200
  Entrust Technologies, Inc.*.........       15,500       428,188
  Internet Security Systems, Inc.*....       33,600     2,524,200
  McAfee.com Corp. Cl. A*.............        9,300       138,338
  M-Systems Flash Disk Pioneers,
    Ltd.*.............................       54,200     2,069,763
  Silicon Storage
    Technology, Inc.*.................        7,600       206,625
  SonicWALL, Inc.*....................       25,200       718,200
                                                     ------------
                                                        7,087,839
                                                     ------------
COMPUTER SOFTWARE -- 7.0%
  BindView Development Corp.*.........       47,600       359,975
  Broadbase Software, Inc.*...........       26,000       352,625
  Business Objects S.A. -- ADR*.......       32,000     3,618,000
  Kana Communications, Inc.*..........        9,604       213,689
  Mercury Interactive Corp.*..........       79,300    12,430,274
  NetIQ Corp.*........................        9,224       605,902
  Numerical Technologies, Inc.*.......        6,800       195,925
  Pivotal Corp.*......................       11,200       588,000
  Transaction Systems
    Architects, Inc. Cl. A*...........       11,000       178,750
                                                     ------------
                                                       18,543,140
                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
COMPUTERS -- 1.3%
  Adept Technology, Inc.*.............       14,200  $    746,388
  Affiliated Computer Services, Inc.
    Cl. A*............................       19,500       972,563
  Concurrent Computer Corp.*..........       28,000       532,000
  Extended Systems, Inc.*.............       10,400       559,000
  Globix Corp.*.......................       27,500       641,094
                                                     ------------
                                                        3,451,045
                                                     ------------
CONSULTING SERVICES -- 0.1%
  Management Network Group, Inc.*.....        8,200       171,175
                                                     ------------
CONSUMER SERVICES -- 0.5%
  Forrester Research, Inc.*...........       14,500       924,375
  Western Gas Resources, Inc..........       14,000       350,875
                                                     ------------
                                                        1,275,250
                                                     ------------
CRUISE LINES -- 0.1%
  American Classic Voyages Co.*.......       12,600       184,275
                                                     ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.6%
  Documentum, Inc.*...................       21,700     1,761,769
  Polycom, Inc.*......................       28,000     1,875,126
  Reynolds & Reynolds Co. Cl. A.......       29,600       588,300
                                                     ------------
                                                        4,225,195
                                                     ------------
DISTRIBUTION/WHOLESALE -- 0.2%
  United Stationers, Inc.*............       23,700       636,938
                                                     ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
  London Pacific Group, Ltd. -- ADR...       27,900       554,513
                                                     ------------
DRILLING -- 1.8%
  Atwood Oceanics, Inc.*..............        6,400       266,800
  Marine Drilling Co.*................       60,300     1,722,319
  Nabors Industries*..................       20,762     1,087,929
  Patterson Energy, Inc.*.............       14,000       481,250
  Precision Drilling Corp.*...........       12,800       456,000
  Unit Corp.*.........................       10,700       157,825
  UTI Energy Corp.*...................       10,400       464,100
                                                     ------------
                                                        4,636,223
                                                     ------------
DRUGS/PHARMACEUTICALS -- 6.7%
  Advance Paradigm, Inc.*.............       24,500     1,033,594
  Alexion Pharmaceuticals, Inc.*......       13,900     1,584,600
  Alpharma, Inc. Cl. A................       21,500     1,314,188
  Cubist Pharmaceuticals, Inc.*.......        5,600       291,550
  Dura Pharmaceuticals, Inc.*.........       49,200     1,740,450
  ImmundGen, Inc.*....................        8,100       276,919
  King Pharmaceuticals, Inc.*.........       15,656       523,498
  Medarex, Inc.*......................       20,600     2,416,637
  Medicis Pharmaceutical Corp. Cl.
    A*................................       36,500     2,244,749
  NBTY, Inc.*.........................       18,300       119,521
  NeoPharm, Inc.*.....................       36,300     1,433,850
  OSI Pharmaceuticals, Inc.*..........       33,200     2,324,000
  OXMA, Ltd.*.........................        1,500        21,656
  Pharmacopeia, Inc.*.................       15,500       395,250
  Priority Healthcare Corp. Cl. B*....       14,400     1,098,000
                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------

Drugs/Pharmaceuticals (Continued)
  Titan Pharmaceuticals, Inc.*........        5,700  $    370,500
  United Therapeutics Corp.*..........        6,300       550,463
                                                     ------------
                                                       17,739,425
                                                     ------------
E-COMMERCE -- 0.8%
  PurchasePro.com, Inc.*..............       25,000     2,196,874
                                                     ------------
EDUCATIONAL SOFTWARE -- 0.4%
  SmartForce Public Ltd., Co. --
    ADR*..............................       19,700       933,288
                                                     ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 11.3%
  ACT Manufacturing, Inc.*............       15,500       817,625
  Alpha Industries, Inc.*.............       42,200     1,437,438
  Benchmark Electronics, Inc.*........       10,400       540,800
  C-Cube Mircosystems, Inc.*..........       22,100       453,050
  Electronic Scientific
    Industries, Inc.*.................       36,800     1,292,600
  EMCORE Corp.........................       59,800     2,486,370
  Exar Corp.*.........................        8,500     1,028,500
  Fairchild Semiconductor
    International Cl. A*..............        7,100       199,688
  Globespan, Inc.*....................       16,700     2,037,400
  Integrated Device
    Technology, Inc.*.................       19,800     1,791,900
  Integrated Silicon Solution*........        8,300       117,756
  International Rectifier*............       22,800     1,152,825
  Kent Electronics Corp.*.............       31,300       747,288
  LTX Corp.*..........................       18,000       340,875
  MEMC Electronic Materials, Inc.*....       17,100       220,163
  Methode Electronics, Inc. Cl. A.....       23,300     1,032,481
  Micrel, Inc.*.......................       48,900     3,276,299
  Microsemi Corp.*....................       24,500       934,063
  Microtune, Inc.*....................        1,400        74,988
  Photronics, Inc.*...................       15,000       327,188
  Pixelworks, Inc.*...................       20,800       991,900
  Power Integrations, Inc.*...........       28,700       400,006
  PSi Technologies Holdings, Inc.*....        6,900        87,975
  Qlogic Corp.*.......................       27,800     2,446,400
  S3, Inc.*...........................       28,400       292,875
  Semtech Corp.*......................       32,000     1,380,000
  Transwitch Corp.*...................       38,850     2,476,688
  Tvia, Inc.*.........................        7,200       129,150
  Varian Semiconductor Equipment
    Association, Inc.*................       22,500       842,344
  Virata Corp.*.......................        8,800       581,900
                                                     ------------
                                                       29,938,535
                                                     ------------
ELECTRONICS -- 3.9%
  Active Power, Inc.*.................        7,100       440,200
  Amphenol Corp. Cl. A*...............       28,600     1,628,413
  Artesyn Technologies, Inc.*.........       27,400       798,025
  Cymer, Inc.*........................       38,500     1,181,469
  DDi Corp.*..........................       24,000     1,062,000
  Excalibur Technologies Corp.*.......       13,700       920,469
  Mechanical Technology, Inc.*........       25,600       276,800
  Merix Corp.*........................        5,100       330,544
  SMTC Corp.*.........................        6,400       137,600
  TTM Technologies, Inc.*.............       12,600       296,100

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
Electronics (Continued)
  Veeco Instruments, Inc.*............       15,900  $  1,689,623
  Zygo Corp.*.........................       17,100     1,487,700
                                                     ------------
                                                       10,248,943
                                                     ------------
ENGINEERING & CONSTRUCTION -- 0.3%
  Dycom Industries, Inc.*.............       19,500       811,688
                                                     ------------
ENTERPRISE SOFTWARE -- 1.3%
  AvantGo, Inc.*......................        2,000        40,000
  JDA Software Group, Inc.*...........       23,100       294,525
  Manugistics Group, Inc.*............       30,900     3,032,062
                                                     ------------
                                                        3,366,587
                                                     ------------
ENTERTAINMENT -- 1.6%
  Macrovision Corp.*..................       51,700     4,187,699
                                                     ------------
FOOD -- 0.1%
  Michael Foods, Inc..................        8,900       208,038
                                                     ------------
GAMBLING (NON-HOTEL) -- 0.1%
  Argosy Gaming Co.*..................       10,700       193,938
                                                     ------------
HEALTH CARE -- 0.3%
  Oxford Health Plans, Inc.*..........       26,100       802,168
                                                     ------------
HOME FURNISHINGS -- 0.8%
  Ethan Allen Interiors, Inc..........       43,050     1,218,853
  Williams Sonoma*....................       27,000       938,250
                                                     ------------
                                                        2,157,103
                                                     ------------
HOSPITALITY -- 0.2%
  Orient Express Hotels, Ltd. Cl.
    A*................................       24,000       462,000
                                                     ------------
HUMAN RESOURCES -- 0.5%
  Administaff, Inc.*..................       17,600     1,332,320
                                                     ------------
INSTRUMENTS -- 0.4%
  Microchip Technology, Inc.*.........       22,050       729,028
  Therma-Wave, Inc.*..................        7,700       221,375
                                                     ------------
                                                          950,403
                                                     ------------
INTERNET CONTENT -- 0.3%
  CNET Networks, Inc.*................        6,500       158,336
  Internet Pictures Corp.*............        7,600        41,325
  NaviSite, Inc.*.....................       16,000       431,000
  S1 Corp.*...........................        5,800        69,238
  SportsLine.com, Inc.*...............       10,800       149,175
                                                     ------------
                                                          849,074
                                                     ------------
INTERNET SOFTWARE -- 4.8%
  Art Technology Group, Inc.*.........       14,300     1,354,925
  Backweb Technologies, Ltd.*.........        8,700        88,223
  CacheFlow, Inc.*....................       14,500     2,073,499
  Commtouch Software, Ltd.*...........       34,100       645,769
  HotJobs.com, Ltd.*..................       23,100       394,144
  Netegrity, Inc.*....................       16,350     1,144,500
  Netopia, Inc.*......................       21,500       236,500
  PC-Tel, Inc.*.......................       10,900       253,425
                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------

Internet Software (Continued)
  Radware, Ltd.*......................       17,400  $    522,000
  Retek, Inc.*........................        4,800       254,400
  Saba Software, Inc.*................       10,100       282,800
  Software.com, Inc.*.................       12,300     2,231,680
  Symantec Corp.*.....................       28,100     1,236,400
  TeleCommunication Systems, Inc.*....        7,000       133,875
  Versata, Inc.*......................       15,900       421,350
  Vitria Technology, Inc.*............       13,300       620,113
  WatchGuard Technologies, Inc.*......       13,900       834,000
                                                     ------------
                                                       12,727,603
                                                     ------------
INVESTMENT COMPANIES -- 0.5%
  American Capital Strategies.........       11,800       279,513
  SEI Investment Co...................       15,900     1,124,925
                                                     ------------
                                                        1,404,438
                                                     ------------
MACHINERY-DIVERSIFIED -- 0.7%
  Brooks Automation, Inc.*............        9,600       318,000
  GaSonics International Corp.*.......       38,700       474,075
  National-Oilwell, Inc.*.............       26,700       834,375
  Semitool, Inc.*.....................       10,400       133,250
  Universal Compression
    Holdings, Inc.*...................        5,700       176,344
                                                     ------------
                                                        1,936,044
                                                     ------------
MEDICAL-GENERIC DRUGS -- 0.2%
  Barr Laboratories, Inc.*............        9,100       603,444
                                                     ------------
MEDICAL-HMO -- 0.1%
  Mid Atlantic Medical
    Services, Inc.*...................       15,700       237,463
                                                     ------------
MEDICAL-HOSPITAL -- 0.0%
  Triad Hospitals, Inc.*..............        2,000        58,750
                                                     ------------
MEDICAL INSTRUMENTS -- 0.5%
  Bruker Daltonics Inc.*..............        8,400       372,750
  Varian, Inc.*.......................       19,200       826,800
                                                     ------------
                                                        1,199,550
                                                     ------------
MEDICAL LABORATORY & TESTING SERVICES -- 0.0%
  Laboratory Corporation Of America
    Holdings*.........................          600        71,850
                                                     ------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.5%
  Accredo Health, Inc.*...............        9,800       478,975
  Caliper Technologies Corp.*.........        6,900       399,769
  Immunomedics, Inc.*.................        9,600       201,000
  Owens & Minor, Inc..................       14,000       220,500
                                                     ------------
                                                        1,300,244
                                                     ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.2%
  Amerisource Health Corp.*...........        9,100       427,700
                                                     ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Simpson Manufacturing, Inc.*........        5,300       236,844
                                                     ------------
NETWORKING PRODUCTS -- 1.6%
  Anixter International, Inc.*........       27,800       809,675
  Black Box Corp.*....................       11,500       536,188
  Elbit, Ltd..........................       18,500       168,813

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
Networking Products (Continued)
  MMC Networks, Inc.*.................       20,600  $  2,605,900
  Optibase, Ltd.*.....................        3,000        52,688
  Turnstone Systems, Inc.*............        3,800       176,225
                                                     ------------
                                                        4,349,489
                                                     ------------
OIL & GAS PRODUCERS -- 1.2%
  Chieftain International, Inc.*......        5,200       107,575
  Forest Oil Corp.*...................       29,200       472,675
  Louis Dreyfus Natural Gas Corp.*....       20,400       808,350
  Stone Energy Corp.*.................       19,600     1,078,000
  Swift Energy Corp.*.................       14,300       594,344
                                                     ------------
                                                        3,060,944
                                                     ------------
OIL & GAS SERVICES -- 2.6%
  BJ Services, Co.*...................       23,200     1,418,100
  CAL Dive International, Inc.*.......       23,900     1,366,779
  Global Industries, Ltd.*............       47,700       596,250
  Maverick Tube Corp.*................        4,900       131,994
  Pride International, Inc.*..........       54,300     1,438,950
  Seitel, Inc.*.......................       10,200       146,625
  Smith International, Inc.*..........       11,500       937,969
  Varco International, Inc.*..........       46,966       977,480
                                                     ------------
                                                        7,014,147
                                                     ------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp. Cl. A*.......       10,400       418,600
                                                     ------------
OTHER COMMERCIAL SERVICES -- 0.7%
  Korn-Ferry International*...........       24,500       926,406
  NOVA Corp.*.........................       20,700       354,488
  On Assignment, Inc.*................       20,000       627,500
                                                     ------------
                                                        1,908,394
                                                     ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.2%
  Concord Camera Corp.*...............       21,400       548,375
                                                     ------------
PUBLISHING -- 0.2%
  Information Holdings, Inc.*.........        4,800       170,100
  Playboy Enterprises Cl. B*..........       15,500       231,531
                                                     ------------
                                                          401,631
                                                     ------------
RECREATIONAL PRODUCTS -- 0.2%
  Monaco Coach Corp.*.................        9,500       156,750
  Winnebago Industries, Inc...........       20,400       255,000
                                                     ------------
                                                          411,750
                                                     ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Rent-A-Center, Inc.*................       17,200       596,625
                                                     ------------
RETAIL-APPAREL -- 3.1%
  Abercrombie & Fitch Co. Cl. A*......       83,800     1,597,438
  American Eagle Outfitters, Inc.*....       43,000     1,354,500
  AnnTaylor Stores Corp.*.............       62,000     2,383,123
  Children's Place Retail
    Stores, Inc.*.....................       17,300       445,475
  Genesco, Inc.*......................        8,200       138,888
  Kenneth Cole Productions, Inc. Cl.
    A*................................       17,150       605,609
                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------

Retail-Apparel (Continued)
  The Men's Wearhouse, Inc.*..........       39,200  $  1,109,850
  Too, Inc.*..........................       20,100       477,375
                                                     ------------
                                                        8,112,258
                                                     ------------
RETAIL-COMPUTER EQUIPMENT -- 0.8%
  CDW Computer Centers, Inc.*.........       14,200       979,800
  Insight Enterprises, Inc.*..........       46,350     1,263,037
                                                     ------------
                                                        2,242,837
                                                     ------------
RETAIL-DISCOUNT -- 0.1%
  Factory 2-U Stores, Inc.*...........       12,400       378,975
                                                     ------------
RETAIL-ELECTRONICS -- 0.1%
  InterTAN, Inc.*.....................       15,900       229,556
                                                     ------------
RETAIL-RESTAURANTS -- 0.2%
  Jack in the Box, Inc.*..............       20,900       448,044
  Sonic Corp.*........................       12,900       107,231
                                                     ------------
                                                          555,275
                                                     ------------
RETAIL-SUNGLASSES -- 0.1%
  Sunglass Hut
    International, Inc.*..............       25,100       163,933
                                                     ------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.3%
  American Superconductor Corp.*......       15,600       766,837
                                                     ------------
TELECOMMUNICATIONS -- 2.5%
  Airspan Networks, Inc.*.............        4,800        55,200
  Alamosa PCS Holdings, Inc.*.........       16,800       271,950
  C-COR.net Corp.*....................       16,300       249,594
  Focal Communications Corp.*.........       23,500       362,781
  International FiberCom, Inc.*.......       40,600       593,775
  Liberty Satellite &
    Technology, Inc. Cl. A*...........       12,900       137,063
  MasTec, Inc.*.......................       24,550       767,188
  Motient Corp.*......................       21,500       303,688
  MRV Communications, Inc.*...........       25,600     1,160,000
  OmniSky Corp.*......................       10,800       219,375
  Powertel, Inc.*.....................       17,400     1,323,488
  Startek, Inc.*......................        6,800       197,200
  ViaSat, Inc.*.......................       10,200       228,225
  Viatel, Inc.*.......................       31,600       323,900
  Western Wireless Corp Cl. A*........       11,500       409,688
                                                     ------------
                                                        6,603,115
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 10.1%
  Advanced Fibre
    Communications, Inc.*.............        9,200       348,450
  Airnet Communications Corp.*........       15,600       348,075
  American Tower Systems Cl. A*.......       28,700     1,081,630
  Anaren Microwave, Inc.*.............       19,650     2,665,028
  Antec Corp.*........................        9,100       268,450
  Audiocodes, Ltd.*...................       21,400     1,821,674
  Aware, Inc.*........................       19,100       735,350
  BreezeCom, Ltd.*....................       17,400       573,113
  Commscope, Inc.*....................       20,600       504,700
  Corsair Communications, Inc.*.......       23,800       185,938
  Digital Lightwave, Inc.*............       24,800     1,801,100
  Ditech Communications Corp.*........       25,300     1,037,300
  DMC Stratex Networks, Inc.*.........       31,300       502,756
  DSP Group, Inc.*....................       34,200     1,278,225

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (Continued)
  Glenayre Technologies, Inc.*........       38,200  $    415,425
  Integrated Telecom
    Express, Inc.*....................        3,500        72,625
  Natural Microsystems Corp.*.........       23,300     1,253,467
  NEON Communications, Inc.*..........        6,000       209,250
  Netro Corp.*........................       18,200     1,078,350
  Osicom Technologies, Inc.*..........        6,900       170,775
  Peco II, Inc.*......................        3,500       163,844
  Pinnacle Holdings, Inc.*............       29,900       796,088
  Powerwave Technologies, Inc.*.......       33,500     1,271,953
  Sierra Wireless, Inc.*..............       12,000       738,000
  Tollgrade Communications, Inc.*.....       15,100     2,096,069
  Triton Network Systems, Inc.*.......        4,400        57,750
  TUT Systems, Inc.*..................       36,100     3,115,879
  Vyyo, Inc.*.........................       18,300       549,000
  Westell Technologies, Inc. Cl. A*...       21,400       275,525
  WJ Communications, Inc.*............       36,500     1,350,499
                                                     ------------
                                                       26,766,288
                                                     ------------
TELECOMMUNICATIONS SERVICES -- 0.3%
  iBasis, Inc.*.......................       22,100       350,838
  INET Technologies, Inc.*............       16,400       479,700
  Z-Tel Technologies, Inc.*...........        6,300        45,675
                                                     ------------
                                                          876,213
                                                     ------------
THERAPEUTICS -- 1.3%
  Cell Therapeutics, Inc.*............       50,300     3,354,379
                                                     ------------
TOYS/GAMES/HOBBIES -- 0.2%
  WMS Industries, Inc.*...............       24,600       553,500
                                                     ------------
TRANSPORTATION-AIR FREIGHT -- 0.7%
  Atlas Air Inc.*.....................       17,000       718,250
  Expeditors International, Inc.......       26,000     1,171,624
                                                     ------------
                                                        1,889,874
                                                     ------------
                                          NUMBER
                                         OF SHARES      VALUE
-----------------------------------------------------------------

COMMON STOCK (Continued)
-----------------------------------------------------------------
TRANSPORTATION-MARINE -- 0.1%
  Knightsbridge Tankers, Ltd..........        7,100  $    155,313
                                                     ------------
TRANSPORTATION-TRUCKS -- 0.3%
  American Freightways Corp.*.........       18,600       295,275
  Forward Air Corp.*..................       12,850       452,159
  Swift Transportation Co., Inc.*.....        7,800       101,888
                                                     ------------
                                                          849,322
                                                     ------------
VENTURE CAPITAL -- 0.1%
  Acacia Research Corp.*..............        7,200       251,100
                                                     ------------
TOTAL COMMON STOCK -- 94.9%
  (Cost: $180,533,366).............................
                                                      250,751,098
                                                     ------------

                                         PRINCIPAL
                                          AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 6.5%
-----------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00
    (Cost: $17,258,790)...............  $17,258,790    17,258,790
                                                     ------------

TOTAL INVESTMENTS -- 101.4%
  (Cost: $197,792,156)............................   268,009,888
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4)%...    (3,742,229)
                                                    ------------
NET ASSETS -- 100.0%..............................  $264,267,659
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with market capitalizations of $350 million and less at time of purchase.

  MARKET OVERVIEW: Strong gains in June and August weren't enough to leave small-cap growth stocks in positive territory for the six-month period ended September 30, 2000.

  Concerns over rising interest rates, signs of resurgent inflation and lofty valuations of technology stocks sent equity prices lower in April and May.

  The Federal Reserve raised interest rates by one half of a percentage point in May -- its sixth increase in a series of actions beginning June 30, 1999 and totaling 1.75%. As economic data reported a slowdown in GDP growth, investors grew confident that the rate increase in May was the last in the round of the Federal Reserve's tightening, sending equities higher in June and August. Stock prices resumed their downward trend late in the period, however, amid concerns that rising oil prices and a weakening euro would take their toll on corporate profitability. Uncertainty surrounding the outcome of upcoming US elections also weighed on equity prices.

  Technology issues bore the brunt of the market's decline, with the tech-laden Nasdaq Composite tumbling 19.7% during the six-month period.

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund declined 13.2% compared to its Russell 2000 Growth Index benchmark which fell 11.1%.

  PORTFOLIO SPECIFICS: Stock selection within the health care sector was the primary reason for the Fund's underperformance versus its benchmark this period. Also detracting from results was stock selection in the producers/manufacturing sector and an underweighting in financial services -- a sector that performed relatively well.

  Holdings in the technology and commercial/ industrial services sectors contributed positively to performance. Specific stocks favorably affecting results included Stanford Microdevices, a designer and supplier of high-performance radio frequency (RF) components for wireless communications equipment; Merix, a manufacturer of interconnect solutions for use in electronic equipment; and the Corporate Executive Board Company, a provider of "best practices" research to many of world's largest corporations.

  MARKET OUTLOOK: We are excited about the prospects for mini-cap growth stock investing, given attractive valuations and expectations for solid operating earnings. Moreover, high levels of cash holdings by aggressive growth mutual funds point toward strong future demand. Looking forward, we are optimistic that the combination of these factors will benefit the Mini Cap Growth Fund.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MINI CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           80.02%                             As of 9/30/00                       31.61%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          MINI CAP GROWTH    RUSSELL 2000
         FUND INSTITUTIONAL     GROWTH
               SHARES           INDEX
7/12/95         $250,000.00   $250,000.00
07/95           $261,400.00   $259,625.00
08/95           $266,200.00   $262,828.77
09/95           $275,600.00   $268,240.42
10/95           $270,200.00   $255,045.67
11/95           $278,200.00   $266,344.19
12/95           $287,000.00   $272,246.38
01/96           $284,600.00   $269,992.18
02/96           $301,400.00   $282,303.82
03/96           $317,000.00   $287,884.97
04/96           $365,200.00   $309,985.90
05/96           $408,800.00   $325,888.18
06/96           $371,600.00   $304,705.45
07/96           $319,000.00   $267,500.91
08/96           $340,600.00   $287,304.00
09/96           $359,600.00   $302,100.16
10/96           $349,200.00   $289,079.64
11/96           $361,192.85   $297,116.06
12/96           $369,458.13   $302,909.82
01/97           $384,748.90   $310,240.24
02/97           $358,919.90   $291,501.73
03/97           $329,371.51   $270,930.45
04/97           $319,659.80   $267,787.66
05/97           $374,830.57   $308,036.14
06/97           $408,924.86   $318,478.57
07/97           $444,878.84   $334,784.67
08/97           $477,320.07   $344,828.21
09/97           $522,779.12   $372,345.50
10/97           $488,271.57   $349,967.54
11/97           $483,440.44   $341,624.31
12/97           $480,997.70   $341,815.62
01/98           $473,447.41   $337,269.47
02/98           $510,088.51   $367,046.99
03/98           $556,278.50   $382,444.62
04/98           $565,605.32   $384,789.00
05/98           $533,405.57   $356,834.08
06/98           $542,066.19   $360,580.92
07/98           $498,760.72   $330,380.77
08/98           $371,076.17   $254,128.89
09/98           $402,940.81   $279,895.01
10/98           $416,726.22   $294,505.53
11/98           $459,693.80   $317,359.16
12/98           $521,539.20   $346,080.17
01/99           $536,704.36   $361,653.77
02/99           $472,963.31   $328,562.45
03/99           $479,598.07   $340,259.28
04/99           $516,563.13   $370,304.17
05/99           $495,237.13   $370,896.66
06/99           $544,523.89   $390,442.91
07/99           $539,784.78   $378,378.23
08/99           $560,873.82   $364,226.88
09/99           $582,436.78   $371,256.46
10/99           $634,093.09   $380,760.62
11/99           $751,037.74   $421,007.02
12/99           $963,916.92   $495,230.56
01/00         $1,001,951.33   $490,624.92
02/00         $1,347,950.96   $604,793.33
03/00         $1,207,450.70   $541,229.56
04/00           $988,327.06   $486,581.61
05/00           $853,219.75   $443,957.06
06/00         $1,113,216.18   $501,316.31
07/00           $993,436.17   $458,353.50
08/00         $1,094,482.82   $506,572.29
9/30/00       $1,048,500.91   $481,395.65

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 93.3%
-----------------------------------------------------------------
ADVERTISING -- 0.0%
  Interep National Radio
    Sales, Inc. -- Cl. A*...............      12,000  $    37,500
                                                      -----------
AEROSPACE/DEFENSE -- 1.5%
  OYO Geospace Corp.*...................      21,600      540,000
  Photon Dynamics, Inc.*................      20,900      788,975
                                                      -----------
                                                        1,328,975
                                                      -----------
APPAREL -- 1.1%
  Cutter & Buck, Inc.*..................      29,700      369,394
  Gildan Activewear, Inc. Cl. A*........      18,500      617,437
                                                      -----------
                                                          986,831
                                                      -----------
BIOTECHNOLOGY -- 8.3%
  Applied Molecular Evolution*..........      14,500      581,812
  ArQule, Inc.*.........................      31,700      540,881
  Charles River Laboratories
    International, Inc.*................      46,100    1,567,400
  Ciphergen Biosystems, Inc.*...........       4,700      150,400
  Digene Corp.*.........................      38,900    1,400,400
  Eden Bioscience Corp.*................       7,200      237,600
  Read-Rite Corp.*......................      54,300      610,875
  Transgenomic, Inc.*...................      13,100      297,206
  Trimeris, Inc.*.......................      12,100      846,244
  Universal Electronics, Inc.*..........      47,800    1,156,162
  Variagenics, Inc.*....................      11,400      255,075
                                                      -----------
                                                        7,644,055
                                                      -----------
BROADCASTING -- 0.3%
  Regent Communications, Inc.*..........      42,200      234,737
                                                      -----------
COMMUNICATIONS SOFTWARE -- 0.6%
  SeaChange International, Inc.*........      16,300      544,012
                                                      -----------
COMPUTER SERVICES -- 3.2%
  Diversinet Corp.*.....................      19,000      111,625
  Manhattan Associates, Inc.*...........      31,000    1,898,750
  MCSi, Inc.*...........................      17,900      601,887
  Pilot Network Services, Inc.*.........      31,900      330,962
                                                      -----------
                                                        2,943,224
                                                      -----------
COMPUTER SOFTWARE -- 1.1%
  Clickaction, Inc.*....................      20,600      187,975
  Level 8 Systems, Inc.*................       3,000       55,125
  Pivotal Corp.*........................      14,400      756,000
  Scientific Learning Corp.*............      11,100       60,356
                                                      -----------
                                                        1,059,456
                                                      -----------
COMPUTERS -- 1.1%
  Blue Wave Systems, Inc.*..............      52,900      266,150
  Immersion Corp.*......................      25,400      393,700
  Planar Systems, Inc.*.................       7,100      132,238
  SmartDisk Corp.*......................      13,600      195,500
                                                      -----------
                                                          987,588
                                                      -----------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.5%
  InterCept Group, Inc.*................      26,800      624,775
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
DATA PROCESSING MANAGEMENT SOFTWARE (Continued)
  Novadigm, Inc.*.......................      24,100  $   373,174
  Precise Software Solutions, Ltd.*.....       8,400      362,250
                                                      -----------
                                                        1,360,199
                                                      -----------
DISTRIBUTION/WHOLESALE -- 1.7%
  Scansource, Inc.*.....................      17,900      955,412
  SCP Pool Corp.*.......................      19,350      573,244
                                                      -----------
                                                        1,528,656
                                                      -----------
DRILLING -- 3.4%
  Patterson Energy, Inc.*...............      36,600    1,258,125
  Unit Corp.*...........................      55,300      815,675
  UTI Energy Corp.*.....................      23,700    1,057,612
                                                      -----------
                                                        3,131,412
                                                      -----------
DRUGS/PHARMACEUTICALS -- 7.3%
  Aradigm Corp.*........................      27,600      633,075
  Biocryst Pharmaceuticals, Inc.*.......      12,000      249,750
  First Horizon Pharmaceutical Corp.*...      28,600      518,375
  ILEX Oncology, Inc.*..................       8,100      244,012
  Inspire Pharmaceuticals, Inc.*........      13,700      411,000
  Intrabiotics
    Pharmaceuticals, Inc.*..............       6,900      112,125
  Matrix Pharmaceutical, Inc.*..........      31,200      485,550
  MGI Pharma, Inc.*.....................      29,800      894,000
  OraPharma, Inc.*......................      13,500      181,406
  Pain Therapeutics, Inc.*..............      21,400      423,987
  Praecis Pharmaceuticals, Inc.*........      32,200    1,368,500
  Titan Pharmaceuticals, Inc.*..........      18,300    1,189,500
                                                      -----------
                                                        6,711,280
                                                      -----------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 7.7%
  ACT Manufacturing, Inc.*..............      26,200    1,382,050
  inSilicon Corp.*......................      30,400      440,800
  Interlink Electronics, Inc.*..........      32,150      622,906
  Nu Horizons Electronics Corp.*........      27,600      767,625
  O2Micro International, Ltd.*..........      25,500      438,679
  OmniVision Technologies, Inc.*........      11,500      416,156
  Pericom Semiconductor Corp.*..........      45,400    1,705,338
  PSI Technologies Holdings, Inc.*......      28,300      360,825
  Trikon Technologies, Inc.*............      39,500      557,938
  Tvia, Inc.*...........................      22,800      408,975
                                                      -----------
                                                        7,101,292
                                                      -----------
ELECTRONICS -- 5.0%
  Engineered Support System, Inc........      23,100      441,787
  Integrated Silicon Solution, Inc.*....      40,600      576,012
  Merix Corp.*..........................      43,050    2,790,178
  Zoran Corp.*..........................      15,700      765,375
                                                      -----------
                                                        4,573,352
                                                      -----------
FOOD -- 0.5%
  Panera Bread Co. Cl. A*...............      22,800      475,950
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
HUMAN RESOURCES -- 2.4%
  Hall Kinion & Associates, Inc.*.......      33,300      946,969
  Heidrick & Struggles
    International, Inc.*................      23,700    1,217,587
                                                      -----------
                                                        2,164,556
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

INSTRUMENTS -- 3.1%
  BEI Technologies, Inc.................      31,500  $ 1,315,125
  Meade Instruments Corp.*..............      30,700      619,756
  Nanometrics, Inc.*....................      16,800      897,750
                                                      -----------
                                                        2,832,631
                                                      -----------
INTERNET SOFTWARE -- 5.4%
  @Road, Inc.*..........................      13,800       99,187
  C-Bridge Internet Solutions, Inc.*....       6,000      112,500
  Click Commerce, Inc.*.................      22,200      949,050
  Click2Learn.Com, Inc.*................      47,000      690,312
  Commtouch Software, Ltd.*.............      17,000      321,937
  Hotjobs.Com, Ltd.*....................      29,400      501,637
  iAsiaWorks, Inc.*.....................      34,700      347,000
  Internet Pictures Corp.*..............      12,867       69,964
  Mainspring, Inc.*.....................      10,200       75,862
  Navidec, Inc.*........................      37,500      290,625
  Netopia, Inc.*........................      20,800      228,800
  Skillsoft Corp.*......................       9,300      170,888
  Support.Com, Inc.*....................      23,900      731,938
  Watchguard Technologies, Inc.*........       6,600      396,000
                                                      -----------
                                                        4,985,700
                                                      -----------
LASER SYSTEMS -- 1.0%
  II-VI, Inc.*..........................      47,800      892,517
                                                      -----------
MACHINERY-DIVERSIFIED -- 0.8%
  Applied Science &
    Technology, Inc.*...................       6,800      100,300
  Brooks Automation, Inc.*..............       6,400      212,000
  Semitool, Inc.*.......................      32,300      413,844
                                                      -----------
                                                          726,144
                                                      -----------
MEDICAL INSTRUMENTS -- 0.6%
  Curon Medical, Inc.*..................      12,100      139,150
  Vascular Solutions, Inc.*.............      20,700      388,448
                                                      -----------
                                                          527,598
                                                      -----------
MEDICAL PRODUCTS -- 1.6%
  American Medical Systems
    Holdings, Inc.*.....................      13,700      214,063
  BioSource International, Inc.*........      13,800      427,800
  InnerDyne, Inc.*......................      57,400      401,800
  Physiometrix, Inc.*...................      18,500      409,313
                                                      -----------
                                                        1,452,976
                                                      -----------
MEDICAL SUPPLIES/EQUIPMENT -- 1.0%
  Genomic Solutions, Inc.*..............      31,200      536,250
  Rosetta Inpharmatics, Inc.*...........      12,400      345,843
                                                      -----------
                                                          882,093
                                                      -----------
MISCELLANEOUS MANUFACTURING -- 1.0%
  Applied Films Corp.*..................      28,400      770,350
  Simpson Manufacturing Co., Inc.*......       3,100      138,531
                                                      -----------
                                                          908,881
                                                      -----------
NETWORK SOFTWARE -- 0.2%
  Talarian Corp.*.......................       7,500      143,906
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
NETWORKING PRODUCTS -- 1.2%
  Optibase, Ltd.*.......................      37,900  $   665,619
  Tricord Systems, Inc.*................      31,100      464,556
                                                      -----------
                                                        1,130,175
                                                      -----------
OIL & GAS PRODUCERS -- 4.5%
  Basin Exploration, Inc.*..............      39,000      760,500
  BayCorp Holdings, Ltd.*...............      24,300      209,588
  Comstock Resources, Inc.*.............      51,200      582,400
  Evergreen Resources, Inc.*............      24,000      834,000
  OSCA, Inc. Cl A*......................      13,500      224,438
  Swift Energy Co.*.....................      35,600    1,479,625
                                                      -----------
                                                        4,090,551
                                                      -----------
OIL FIELD SERVICES -- 1.1%
  Maverick Tube Corp.*..................      36,100      972,444
                                                      -----------
OPTICAL RECOGNITION SOFTWARE -- 1.7%
  Digimarc Corp.*.......................       8,600      160,175
  Optimal Robotics Corp.*...............      35,000    1,408,750
                                                      -----------
                                                        1,568,925
                                                      -----------
OPTICAL SUPPLIES -- 0.3%
  Precision Optics Corp., Inc...........      30,700      241,763
                                                      -----------
OTHER COMMERCIAL SERVICES -- 1.3%
  Corporate Executive Board Co.*........      30,000    1,207,500
                                                      -----------
OTHER-NON-FERROUS -- 0.3%
  Engineered Materials, Inc.............      14,000      302,750
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
PHOTO EQUIPMENTS & SUPPLIES -- 1.8%
  Concord Camera Corp.*.................      63,100    1,616,938
                                                      -----------
PRINTING-COMMERCIAL -- 0.5%
  Creo Products Inc.*...................       9,400      319,600
  T/R Systems, Inc.*....................      16,300      144,663
                                                      -----------
                                                          464,263
                                                      -----------
RECREATIONAL PRODUCTS -- 0.6%
  Monaco Coach Corp.*...................      34,025      561,413
                                                      -----------
RETAIL -- APPAREL -- 0.9%
  Gadzooks, Inc.*.......................      13,900      248,463
  Genesco, Inc.*........................      32,200      545,388
                                                      -----------
                                                          793,851
                                                      -----------
RETAIL -- AUTOMOBILE -- 0.6%
  Lithia Motors, Inc. Cl. A*............      10,700      129,738
  Sonic Automotive, Inc.*...............      48,000      399,000
                                                      -----------
                                                          528,738
                                                      -----------
RETAIL -- CATALOG SHOPPING -- 0.9%
  Coldwater Creek, Inc.*................      29,800      804,600
                                                      -----------
RETAIL -- CONSUMER ELECTRONICS -- 1.8%
  Tweeter Home Entertainment
    Group, Inc.*........................      45,400    1,648,588
                                                      -----------
RETAIL -- DISCOUNT -- 1.0%
  Factory 2-U Stores, Inc.*.............      30,500      932,156
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
RETAIL -- RESTAURANTS -- 0.7%
  California Pizza Kitchen, Inc.*.......      23,500  $   658,000
                                                      -----------
SUPERCONDUCTORS -- 0.2%
  Superconductors
    Technologies, Inc.*.................      11,600      209,525
                                                      -----------
TELECOMMUNICATIONS -- 2.2%
  Globecomm Systems, Inc.*..............      27,200      350,200
  RMH Teleservices, Inc.*...............      30,300      486,694
  SpectraLink Corp.*....................      31,000      292,563
  ViaSat, Inc.*.........................      42,000      939,750
                                                      -----------
                                                        2,069,207
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT -- 5.1%
  AirGate PCS, Inc.*....................      14,200      637,225
  Corsair Communications, Inc.*.........      39,000      304,688
  Interspeed, Inc.*.....................      36,400      250,250
  MCK Communications, Inc.*.............       9,800      221,725
  Neon Communications, Inc.*............      18,700      652,163
  Peco II, Inc.*........................      19,800      926,888
  Radyne ComStream, Inc.*...............      39,900      311,719
  Stanford Microdevices, Inc.*..........      25,900    1,385,650
                                                      -----------
                                                        4,690,308
                                                      -----------
THERAPEUTICS -- 1.7%
  Dyax Corp.*...........................      14,000      612,500
  NeoRx Corp.*..........................      39,600      970,200
                                                      -----------
                                                        1,582,700
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

COMMON STOCK (Continued)
-----------------------------------------------------------------
TRANSPORTATION -- TRUCKS -- 2.2%
  Arkansas Best Corp.*..................      50,000  $   768,750
  Forward Air Corp.*....................      36,200    1,273,788
                                                      -----------
                                                        2,042,538
                                                      -----------
WASTE DISPOSAL -- 1.3%
  Waste Connections, Inc.*..............      47,500    1,217,188
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $68,186,976)...............................   85,499,642
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 6.9%
-----------------------------------------------------------------
  Morgan Guaranty London
    6.110%, 10/02/00
    (Cost: $6,325,652)..................  $6,325,652    6,325,652
                                                      -----------

TOTAL INVESTMENTS -- 100.2%
  (Cost: $74,512,628).............................    91,825,294
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)...      (215,650)
                                                     -----------
NET ASSETS -- 100.0%..............................   $91,609,644
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Partner, Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN J. KANE, Partner, Portfolio Manager; LARRY SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; JOHN GRAVES, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations.

  MARKET OVERVIEW: The US stock market was turbulent during the six months ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equity prices lower. Stocks rallied in June and August, reflecting sentiment that the Federal Reserve's May interest rate increase was the last in its series of tightening moves. Despite August's rally, equities drifted lower during the last three months of the period due to the uncertain impact of rising oil prices and a weakening euro on corporate earnings. In addition, investors grew increasingly anxious about the outcome of upcoming US elections.

  Amid this volatile backdrop, there was a rotation from growth stocks to value stocks. Indicative of this shift in investor preference, large-cap value stocks posted gains during the period, driven by:
  - Increasing investor attention in response to the major sell-off within the high-growth technology sector

  - Expectations that the Federal Reserve was done raising interest rates

  - Consolidation within value-oriented industries like financial services, brokerage and insurance

  - The positive impact of rising oil prices on the energy sector, particularly oilfield service companies

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund gained 5.8% versus a 2.8% increase in the Russell 1000 Value Index and a 3.7% decline in the S&P 500 Index.

  PORTFOLIO SPECIFICS: Stock selection was the main driver of the Fund's outperformance during the period. Among the Fund's best-performing holdings were Boeing, which benefited from an increase in the rate of 737 passenger jet production and the announcement of a new CFO; Citigroup, which demonstrated strength in its global consumer, corporate and investment banking businesses; Peco Energy, which profited from stronger volumes and higher electricity pricing; and Unicom, which showed improvement in nuclear capacity and operating expense levels.

  MARKET OUTLOOK: While we are closely monitoring the impact of rising oil prices and a weakening euro on large-cap value stocks, we remain positive on our outlook for this market segment due to:
  - Attractive valuations

  - The consensus view that the Federal Reserve has engineered a soft landing for the US economy, which should benefit value companies in the producers/manufacturing and financial services sectors

  - The likelihood that oil prices will stabilize or decline, a favorable development for transportation and basic materials companies

--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND INSTITUTIONAL SHARES WITH THE S&P 500 INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           11.86%                              As of 9/30/00                       22.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         VALUE FUND INSTITUTIONAL
                  SHARES           S&P 500 INDEX
4/30/96               $250,000.00    $250,000.00
05/96                 $256,600.00    $256,450.00
06/96                 $263,800.00    $257,424.51
07/96                 $257,600.00    $246,046.35
08/96                 $264,800.00    $251,235.46
09/96                 $278,800.00    $265,375.00
10/96                 $288,600.00    $272,694.04
11/96                 $311,580.76    $293,306.98
12/96                 $310,622.05    $287,496.57
01/97                 $327,247.49    $305,459.36
02/97                 $331,246.01    $307,854.16
03/97                 $316,935.51    $295,204.43
04/97                 $333,350.49    $312,828.13
05/97                 $358,183.42    $331,873.11
06/97                 $369,758.09    $346,741.03
07/97                 $412,900.04    $374,331.21
08/97                 $403,429.86    $353,361.17
09/97                 $428,683.68    $372,714.77
10/97                 $412,268.70    $360,266.09
11/97                 $425,854.22    $376,942.81
12/97                 $436,586.20    $373,414.92
01/98                 $434,531.14    $387,655.49
02/98                 $469,923.85    $415,613.20
03/98                 $500,064.74    $436,896.75
04/98                 $502,804.82    $441,291.93
05/98                 $500,749.76    $433,706.13
06/98                 $511,938.43    $451,323.27
07/98                 $501,864.37    $446,516.68
08/98                 $424,288.37    $381,959.30
09/98                 $448,322.65    $406,427.61
10/98                 $479,971.75    $439,502.95
11/98                 $502,997.40    $466,141.22
12/98                 $524,486.61    $493,000.28
01/99                 $530,983.34    $513,617.55
02/99                 $512,742.51    $497,654.32
03/99                 $522,237.74    $517,565.47
04/99                 $563,217.16    $537,595.25
05/99                 $554,471.55    $524,902.63
06/99                 $570,213.64    $554,034.73
07/99                 $558,969.29    $536,748.84
08/99                 $538,979.33    $534,065.10
09/99                 $516,990.37    $519,426.37
10/99                 $553,222.18    $552,295.67
11/99                 $531,483.09    $563,507.28
12/99                 $571,041.13    $596,697.85
01/00                 $535,602.40    $566,743.62
02/00                 $492,372.17    $556,015.17
03/00                 $546,661.29    $610,393.45
04/00                 $546,661.29    $592,026.71
05/00                 $545,655.94    $579,878.32
06/00                 $521,276.10    $594,172.32
07/00                 $539,623.81    $584,903.23
08/00                 $569,784.44    $621,231.57
9/30/00               $578,329.95    $588,436.76

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the S&P 500 Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

VALUE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.0%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.7%
  Boeing Co.............................       9,700  $   611,100
  United Technologies Corp..............       8,700      602,475
                                                      -----------
                                                        1,213,575
                                                      -----------
AIRLINES -- 1.6%
  Delta Air Lines, Inc..................      16,500      732,187
                                                      -----------
AUTO MANUFACTURER -- 1.9%
  Ford Motor Co.........................      33,040      836,325
                                                      -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 0.7%
  TRW, Inc..............................       7,900      320,938
                                                      -----------
BEVERAGES-NON-ALCOHOLIC -- 1.9%
  PepsiCo, Inc..........................      18,200      837,200
                                                      -----------
BROADCASTING -- 2.0%
  AT&T Corp. -- Liberty Media Corp.
    Cl. A*..............................      20,200      363,600
  Cablevision Systems Corp. Cl. A*......       7,800      517,237
                                                      -----------
                                                          880,837
                                                      -----------
CHEMICALS -- 1.2%
  Dow Chemical Co.......................      21,900      546,131
                                                      -----------
COMMERCIAL SERVICES -- 0.8%
  Cendant Corp.*........................      34,300      373,012
                                                      -----------
COMPUTER SERVICES -- 0.5%
  Arrow Electronics, Inc.*..............       6,100      207,781
                                                      -----------
COMPUTER SOFTWARE -- 0.5%
  Microsoft Corp.*......................       3,500      210,875
                                                      -----------
COMPUTERS -- 2.5%
  Hewlett-Packard Co....................       5,500      533,500
  International Business Machines
    Corp................................       5,000      562,500
                                                      -----------
                                                        1,096,000
                                                      -----------
COSMETICS & TOILETRIES -- 2.8%
  Kimberly-Clark Corp...................      11,200      625,100
  Procter & Gamble Co...................       9,100      609,700
                                                      -----------
                                                        1,234,800
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 13.6%
  A.G. Edwards, Inc.....................       4,400      230,175
  Ambac Financial Group, Inc............       8,700      637,275
  Citigroup, Inc........................      40,933    2,212,940
  Fannie Mae............................      12,200      872,300
  Freddie Mac...........................       9,800      529,812
  J.P. Morgan & Co., Inc................       6,900    1,127,288
  Merrill Lynch & Co, Inc...............       3,300      217,800
  Morgan Stanley Dean Witter & Co.......       2,400      219,450
                                                      -----------
                                                        6,047,040
                                                      -----------
DIVERSIFIED MANUFACTURING -- 6.2%
  Clorox Company........................      12,200      482,662
  Dover Corp............................      15,800      741,612
  General Electric Co...................      13,900      801,856
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

Diversified Manufacturing (Continued)
  Honeywell International, Inc..........      12,500  $   445,312
  Textron, Inc..........................       6,500      299,813
                                                      -----------
                                                        2,771,255
                                                      -----------
DRUGS/PHARMACEUTICALS -- 5.0%
  Abbott Laboratories...................      13,200      627,825
  ICN Pharmaceuticals, Inc..............       7,900      262,675
  Johnson & Johnson.....................       6,800      638,775
  King Pharmaceuticals, Inc.*...........       6,800      227,375
  Merck & Co., Inc......................       6,500      483,844
                                                      -----------
                                                        2,240,494
                                                      -----------
ELECTRIC -- 5.0%
  Allegheny Energy, Inc.................      11,900      454,431
  Energy East Corp......................      20,200      457,025
  PECO Energy Co........................      13,400      811,537
  Unicom Corp...........................       9,000      505,688
                                                      -----------
                                                        2,228,681
                                                      -----------
ELECTRONIC COMPONENTS -- 1.0%
  Intel Corp............................       5,000      207,812
  Vishay Intertechnology, Inc.*.........       7,200      221,400
                                                      -----------
                                                          429,212
                                                      -----------
FOOD -- 0.5%
  General Mills, Inc....................       6,700      237,850
                                                      -----------
HEALTH CARE -- 1.4%
  HEALTHSOUTH Corp.*....................      74,100      602,062
                                                      -----------
HEALTH PRODUCTS & SERVICES -- 2.3%
  Baxter International, Inc.............       5,600      446,950
  Tenet Healthcare Corp.*...............      16,500      600,188
                                                      -----------
                                                        1,047,138
                                                      -----------
INSTRUMENTS-CONTROLS -- 1.1%
  Johnson Controls, Inc.................       8,800      468,050
                                                      -----------
INSURANCE -- 6.5%
  Allstate Corp.........................      18,400      639,400
  American International Group, Inc.....      11,062    1,058,495
  Jefferson-Pilot Corp..................       8,100      549,788
  Lincoln National Corp.................      13,100      630,438
                                                      -----------
                                                        2,878,121
                                                      -----------
MEDIA -- 2.0%
  Walt Disney Co........................      23,400      895,050
                                                      -----------
METALS -- 1.0%
  Alcoa, Inc............................      18,076      457,549
                                                      -----------
OIL & GAS PRODUCERS -- 8.9%
  Conoco, Inc. Cl. B....................      29,200      786,575
  Exxon Mobil Corp......................      26,505    2,362,258
  USX-Marathon Group....................      29,100      825,713
                                                      -----------
                                                        3,974,546
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
REGIONAL/COMMERCIAL BANKS -- 9.3%
  Comerica, Inc.........................      10,600  $   619,437
  FleetBoston Financial Corp............      31,800    1,240,200
  M & T Bank Corp.......................         900      459,000
  Mellon Financial Corp.................      12,300      570,413
  U.S. Bancorp..........................      21,700      493,675
  Union Planters Corp...................       6,800      224,825
  Washington Mutual, Inc................      13,500      537,469
                                                      -----------
                                                        4,145,019
                                                      -----------
RETAIL -- DEPARTMENT STORES -- 2.8%
  Federated Department Stores, Inc.*....      20,200      527,725
  Sears, Roebuck &Co....................      22,300      722,966
                                                      -----------
                                                        1,250,691
                                                      -----------
TELECOMMUNICATIONS -- 9.3%
  AT&T Corp.............................      14,900      437,688
  BellSouth Corp........................      18,300      736,575
  SBC Communications, Inc...............      23,300    1,165,000
  Sprint Corp...........................       7,900      231,569
  Verizon Communications................      17,938      868,872
  WorldCom, Inc.*.......................      24,200      735,075
                                                      -----------
                                                        4,174,779
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

TOBACCO -- 1.0%
  Philip Morris Co., Inc................      15,600  $   459,225
                                                      -----------
TRANSPORTATION -- TRAINS -- 1.0%
  Union Pacific Corp....................      11,100      431,513
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $41,349,410)...............................
                                                       43,227,936
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 4.5%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    6.110%, 10/2/00
    (Cost: $2,018,951)..................  $2,018,951    2,018,951
                                                      -----------

TOTAL INVESTMENTS -- 101.5%
  (Cost: $43,368,361).............................    45,246,887
LIABILITES IN EXCESS OF OTHER ASSETS -- (1.5)%....      (680,731)
                                                     -----------
NET ASSETS -- 100.0%..............................   $44,566,156
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Partner, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible and equity securities of US companies with market capitalizations generally above $500 million.

  MARKET OVERVIEW: During the six-month period ended September 30, 2000, the First Boston Convertible Index slipped a modest 1.3%, outperforming the S&P 500, which fell 3.7% and the tech-heavy Nasdaq Composite which tumbled 19.7%.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent US equities -- particularly technology issues -- lower. Convertible securities also registered losses, especially large-cap, growth-oriented names. In response to a growing belief among investors that the Federal Reserve's May interest rate increase was the last in its series of tightening moves, convertibles posted gains in June.

  The second half of the period witnessed a continuation of June's rally. From July 1, 2000 through September 30, 2000, the First Boston Convertible Index climbed 3.0%, outpacing many major US stock market indices.

  Throughout the six-month period, issues within the traditionally defensive utility, financial services and energy sectors were the market's strongest performers. Credit quality was also a deciding factor with respect to performance, as investment-grade issues outperformed speculative-grade securities.

  PERFORMANCE: The Fund dipped 0.4% during the six-month period ended September 30, 2000 versus a 1.3% loss for the First Boston Convertible Index.

  PORTFOLIO SPECIFICS: Top-performing holdings during the period included software companies BEA Systems and Rational Software, Calpine in the utilities sector and Alpharma, a specialty pharmaceutical firm.

  On a bottom-up basis, we continue to find many attractive convertible securities poised to benefit from positive change. For example, due to higher oil and gas prices, on an issue-specific basis we've identified several exciting investment opportunities within the energy sector. Similarly, we've uncovered a number of dynamic enterprise software companies thriving amid strong demand for software applications.

  MARKET OUTLOOK: We remain optimistic in our outlook for convertible securities. In an environment of persistent US stock market volatility, convertibles should benefit from greater recognition among investors seeking equity market participation with limited downside risk.

--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.


                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00
                           1 YEAR                                 5 YEARS                         10 YEARS
                           51.88%                                 25.53%                           18.40%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVERTIBLE FUND      FIRST BOSTON
          INSTITUTIONAL SHARES  CONVERTIBLE INDEX
12/31/86           $250,000.00        $250,000.00
01/87              $274,316.67        $267,975.00
02/87              $285,197.89        $279,069.17
03/87              $282,650.13        $281,943.58
04/87              $278,259.63        $281,999.97
05/87              $280,365.13        $282,845.97
06/87              $283,327.65        $288,757.45
07/87              $299,354.55        $300,538.75
08/87              $305,960.31        $306,549.53
09/87              $298,974.21        $302,043.25
10/87              $232,382.69        $245,228.91
11/87              $235,465.64        $237,357.06
12/87              $242,192.10        $249,438.54
01/88              $244,945.02        $256,372.93
02/88              $252,824.09        $268,166.09
03/88              $256,810.28        $267,254.32
04/88              $265,199.41        $272,786.49
05/88              $265,482.29        $270,085.90
06/88              $277,738.73        $280,484.21
07/88              $274,840.99        $277,567.17
08/88              $271,423.80        $272,654.23
09/88              $277,006.08        $277,534.74
10/88              $280,154.71        $281,059.43
11/88              $285,972.59        $276,478.16
12/88              $290,338.44        $282,892.46
01/89              $309,258.83        $295,594.33
02/89              $315,650.18        $295,535.21
03/89              $324,951.34        $299,377.17
04/89              $335,403.94        $309,436.24
05/89              $344,549.29        $315,717.80
06/89              $343,056.24        $313,413.06
07/89              $356,389.69        $322,408.01
08/89              $362,935.38        $329,500.99
09/89              $363,685.45        $326,634.33
10/89              $358,218.05        $316,312.68
11/89              $366,086.90        $321,468.58
12/89              $372,774.09        $321,822.20
01/90              $365,268.90        $309,013.67
02/90              $378,296.83        $313,092.65
03/90              $390,389.72        $317,882.97
04/90              $378,508.86        $310,794.18
05/90              $413,735.41        $325,867.70
06/90              $412,935.53        $325,476.66
07/90              $407,388.42        $322,579.92
08/90              $386,679.51        $303,999.31
09/90              $365,476.59        $290,714.54
10/90              $351,247.36        $279,841.82
11/90              $368,587.28        $293,526.08
12/90              $379,632.61        $299,660.78
01/91              $399,057.14        $313,115.55
02/91              $421,630.48        $331,808.55
03/91              $436,752.96        $339,937.85
04/91              $438,878.49        $343,371.23
05/91              $463,133.84        $353,535.02
06/91              $444,500.42        $343,671.39
07/91              $466,710.62        $356,730.90
08/91              $486,250.24        $370,036.96
09/91              $492,798.41        $369,370.90
10/91              $497,020.05        $374,689.84
11/91              $492,331.50        $365,659.81
12/91              $525,252.06        $386,904.65
01/92              $535,844.65        $398,086.19
02/92              $541,828.24        $408,237.39
03/92              $528,860.49        $405,298.08
04/92              $515,885.78        $410,202.19
05/92              $525,154.53        $417,339.71
06/92              $509,644.96        $415,378.21
07/92              $514,418.64        $425,721.13
08/92              $515,636.09        $423,039.08
09/92              $529,747.33        $431,499.87
10/92              $542,443.61        $432,535.47
11/92              $563,580.83        $445,035.74
12/92              $576,918.91        $454,915.53
01/93              $590,399.58        $469,108.90
02/93              $569,125.52        $470,703.87
03/93              $600,579.19        $488,214.05
04/93              $607,790.25        $488,067.59
05/93              $632,101.86        $496,608.77
06/93              $652,313.87        $501,326.55
07/93              $658,540.06        $506,490.22
08/93              $696,855.12        $520,368.05
09/93              $709,451.20        $526,248.21
10/93              $727,803.24        $538,667.67
11/93              $711,382.99        $530,533.78
12/93              $733,163.96        $539,287.59
01/94              $758,079.88        $554,765.15
02/94              $749,597.86        $545,944.38
03/94              $716,093.91        $523,669.85
04/94              $710,211.14        $514,139.06
05/94              $703,258.77        $515,270.16
06/94              $683,417.78        $509,447.61
07/94              $692,602.05        $523,814.03
08/94              $706,108.34        $534,133.17
09/94              $697,896.52        $524,679.01
10/94              $696,803.49        $529,191.25
11/94              $676,036.02        $509,981.61
12/94              $677,511.21        $513,857.47
01/95              $672,826.60        $513,189.46
02/95              $681,610.24        $529,970.75
03/95              $701,636.93        $543,961.98
04/95              $709,919.33        $556,309.92
05/95              $723,526.11        $572,721.06
06/95              $751,212.97        $593,568.11
07/95              $786,500.84        $614,639.77
08/95              $799,060.93        $621,093.49
09/95              $817,602.01        $630,347.78
10/95              $804,307.67        $610,996.11
11/95              $821,227.74        $632,258.77
12/95              $828,291.41        $635,736.19
01/96              $851,451.87        $649,785.96
02/96              $875,221.82        $667,265.21
03/96              $888,874.31        $672,870.23
04/96              $912,864.69        $688,548.11
05/96              $941,161.03        $703,902.73
06/96              $920,307.86        $687,220.24
07/96              $870,662.12        $660,418.65
08/96              $924,031.29        $684,986.22
09/96              $967,781.59        $702,864.36
10/96              $969,032.77        $707,222.12
11/96              $994,433.60        $729,287.45
12/96            $1,002,375.72        $723,744.87
01/97            $1,040,721.64        $746,759.96
02/97            $1,026,594.19        $742,876.80
03/97            $1,016,637.71        $727,499.25
04/97            $1,028,182.69        $734,847.00
05/97            $1,081,153.80        $768,870.41
06/97            $1,124,209.80        $791,244.54
07/97            $1,193,276.21        $834,604.74
08/97            $1,178,232.04        $835,188.97
09/97            $1,235,810.18        $870,433.94
10/97            $1,211,066.49        $846,584.05
11/97            $1,214,519.82        $841,504.55
12/97            $1,235,942.36        $846,216.97
01/98            $1,223,825.28        $845,963.11
02/98            $1,281,559.61        $883,777.66
03/98            $1,339,721.60        $915,682.03
04/98            $1,355,533.77        $923,831.60
05/98            $1,324,628.17        $897,225.25
06/98            $1,376,377.08        $901,890.82
07/98            $1,386,306.10        $881,327.71
08/98            $1,185,964.39        $773,188.80
09/98            $1,252,764.46        $785,869.10
10/98            $1,280,030.51        $814,081.80
11/98            $1,361,091.74        $852,913.50
12/98            $1,502,171.25        $901,614.86
01/99            $1,591,232.79        $930,917.34
02/99            $1,512,561.76        $898,614.51
03/99            $1,606,750.81        $936,715.77
04/99            $1,657,498.16        $974,652.75
05/99            $1,630,631.92        $965,685.95
06/99            $1,708,640.29      $1,000,307.01
07/99            $1,657,770.09        $994,010.56
08/99            $1,670,487.64        $996,992.59
09/99            $1,677,943.42        $999,584.77
10/99            $1,784,885.96      $1,034,170.41
11/99            $1,946,805.99      $1,113,594.69
12/99            $2,275,956.27      $1,282,861.09
01/00            $2,288,827.61      $1,263,489.89
02/00            $2,673,453.62      $1,396,156.32
03/00            $2,557,757.52      $1,366,138.96
04/00            $2,389,873.82      $1,299,471.38
05/00            $2,237,183.22      $1,229,819.71
06/00            $2,405,318.89      $1,309,758.00
07/00            $2,311,396.91      $1,270,203.30
08/00            $2,550,401.61      $1,367,881.94
9/30/00          $2,548,504.53      $1,348,458.02

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

CONVERTIBLE FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 23.7%
------------------------------------------------------------------
BROADCASTING -- 0.6%
  Unitedglobalcom, Inc. C 7.000%........       4,089  $    174,036
  Unitedglobalcom, Inc. D 7.000%........      24,361       803,913
                                                      ------------
                                                           977,949
                                                      ------------
DRUGS/PHARMACEUTICALS -- 2.0%
  Biovail Corp. 6.750%..................      41,454     3,109,050
                                                      ------------
ELECTRIC -- 2.2%
  Calpine Capital Trust 5.500%..........      32,168     3,389,703
                                                      ------------
ENERGY -- 1.8%
  Southern Energy, Inc. 6.250%..........      40,764     2,710,806
                                                      ------------
INSURANCE -- 3.5%
  ACE, Ltd. 8.250%......................      31,851     2,627,708
  Metlife Capital Trust 8.000%..........      31,479     2,675,715
                                                      ------------
                                                         5,303,423
                                                      ------------
MISCELLANEOUS MANUFACTURING -- 1.1%
  Sealed Air Corp. A 2.000%.............      36,206     1,629,270
                                                      ------------
OIL & GAS PRODUCERS -- 1.5%
  Coastal Corp. 6.625%..................      56,569     2,354,685
                                                      ------------
OIL & GAS SERVICES -- 0.8%
  EVI, Inc. 5.000%......................      24,273     1,162,070
                                                      ------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
  AES Trust 144A 6.000%.................      28,753     2,336,181
  Equity Office Properties Trust B
    5.250%..............................      19,186       882,556
  General Growth Properties, Inc.
    7.250%..............................      22,146       491,364
  Vornado Realty Trust A 6.500%.........       8,898       465,477
                                                      ------------
                                                         4,175,578
                                                      ------------
TELECOMMUNICATIONS -- 4.2%
  Crown Castle International Corp.
    6.250%..............................      10,740       549,083
  Global Crossing, Ltd. 144A 6.375%.....       9,563       828,395
  Global Crossing, Ltd. 6.375%..........         845        73,198
  Global Crossing, Ltd. 6.750%..........       4,980     1,249,357
  McLeodUSA, Inc. A 6.750%..............       3,499     1,447,273
  NEXTLINK Communications, Inc.
    6.500%..............................      10,063     1,665,427
  Winstar Communications, Inc. A
    6.000%..............................       2,267        59,084
  Winstar Communications, Inc. D
    7.000%..............................      17,448       525,621
                                                      ------------
                                                         6,397,438
                                                      ------------
TELECOMMUNICATIONS SERVICES -- 3.3%
  Crown Castle Decs Trust VI
    International Corp. 6.250%..........      31,580     1,421,100
  Crown Castle Decs Trust V
    International Corp. 7.250%..........      62,181     1,822,681
  Qwest Trends Trust 144A 5.750%........      22,877     1,827,300
                                                      ------------
                                                         5,071,081
                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $33,328,999)...............................
                                                        36,281,053
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 72.6%
------------------------------------------------------------------
ADVERTISING -- 1.7%
  Lamar Advertising Co.
    5.250%, 09/15/06....................  $  969,000  $    971,423
  Omnicom Group, Inc.
    2.250%, 01/06/13....................   1,081,000     1,660,686
                                                      ------------
                                                         2,632,109
                                                      ------------
APPLICATIONS SOFTWARE -- 1.7%
  Rational Software Corp.
    5.000%, 02/01/07....................   1,244,000     2,584,410
                                                      ------------
BIOTECHNOLOGY -- 1.6%
  Millennium Pharmaceuticals, Inc.
    5.500%, 01/15/07....................   1,240,000     2,372,275
                                                      ------------
BROADCASTING -- 2.1%
  Clear Channel Communications
    1.500%, 12/01/02....................   1,112,000     1,041,110
  Clear Channel Communications
    2.625%, 04/01/03....................   1,089,000     1,195,177
  Liberty Media Group
    4.000%, 11/15/29....................   1,042,000       978,178
                                                      ------------
                                                         3,214,465
                                                      ------------
BUILDING/CONSTRUCTION -- 1.0%
  Lennar Corp.
    0.000%, 07/29/18....................   3,204,000     1,549,935
                                                      ------------
COMPUTER SOFTWARE -- 3.9%
  Mercury Interactive Corp. 144A
    4.750%, 07/01/07....................   1,724,000     2,667,890
  Siebel Systems, Inc.
    5.500%, 09/15/06....................     668,000     3,228,944
                                                      ------------
                                                         5,896,834
                                                      ------------
COMPUTERS -- 6.9%
  ASM Lithography Holding N.V.
    4.250%, 11/30/04....................   1,550,000     1,734,063
  Comverse Technology, Inc.
    4.500%, 07/01/05....................     616,000     3,142,370
  Hewlett Packard Co.
    0.000%, 10/14/17....................   2,367,000     1,739,745
  Veritas Software Corp.
    1.856%, 08/13/06....................     226,000       928,860
  Veritas Software Corp.
    5.250%, 11/01/04....................     195,000     3,010,312
                                                      ------------
                                                        10,555,350
                                                      ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.6%
  Automatic Data Processing
    0.000%, 02/20/12....................   1,380,000     2,433,975
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
  Morgan Stanley Dean Witter & Co.
    0.000%, 07/29/05....................     513,000     1,454,355
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS (Continued)
------------------------------------------------------------------
DRILLING -- 2.8%
  Diamond Offshore Drilling
    3.750%, 2/15/07.....................  $2,198,000  $  2,491,983
  Transocean Sedco Forex, Inc.
    0.000%, 05/24/20....................   2,878,000     1,816,738
                                                      ------------
                                                         4,308,721
                                                      ------------
DRUGS/PHARMACEUTICALS -- 8.2%
  Alpharma, Inc. Cl.A
    3.000%, 06/01/06....................   1,125,000     2,304,844
  ALZA Corp.
    0.000%, 07/14/14....................   2,941,000     3,349,063
  Elan Finance Corp., Ltd.
    0.000%, 12/14/18....................   2,584,000     2,080,120
  Roche Holding AG 144A
    0.000%, 01/19/15....................   2,641,000     2,522,155
  Vertex Pharmaceuticals, Inc. 144A
    5.000%, 09/19/07....................   2,107,000     2,328,235
                                                      ------------
                                                        12,584,417
                                                      ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 12.0%
  Amkor Technology, Inc.
    5.000%, 03/15/07....................     879,000       694,410
  Atmel Corp.
    0.000%, 04/21/18....................   1,649,000     1,471,733
  Celestica, Inc.
    0.000%, 08/01/20....................   4,208,000     2,104,000
  Cirrus Logic, Inc.
    6.000%, 12/15/03....................   1,634,000     2,879,924
  Cymer, Inc.
    7.250%, 08/06/04....................   1,375,000     1,328,594
  Cypress Semiconductor
    4.000%, 02/01/05....................   1,374,000     1,562,925
  International Rectifier Corp. 144A
    4.250%, 07/15/07....................   1,348,000     1,250,270
  Oak Industries, Inc.
    4.875%, 03/01/08....................     389,000     2,515,371
  Solectron Corp.
    0.000%, 05/08/20....................   4,029,000     2,709,501
  STMicroelectronics N.V.
    0.000%, 09/22/09....................     156,000       211,380
  TranSwitch Corp. 144A
    4.500%, 09/12/05....................   1,303,000     1,609,205
                                                      ------------
                                                        18,337,313
                                                      ------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
  PerkinElmer, Inc.
    0.000%, 08/07/20....................   1,837,000     1,262,938
                                                      ------------
INTERNET SOFTWARE -- 7.1%
  America Online, Inc.
    0.000%, 12/06/19....................   5,534,000     2,863,845
  BEA Systems, Inc.
    6.750%, 03/31/25....................   1,308,000     3,139,200
  Exodus Communications, Inc.
    4.750%, 07/15/08....................   1,066,000     1,656,298
                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------

Internet Software (Continued)
  i2 Technologies, Inc.
    5.250%, 12/15/06....................  $1,221,000  $  3,249,385
                                                      ------------
                                                        10,908,728
                                                      ------------
MEDICAL-HOSPITALS -- 1.8%
  Universal Health Services, Inc. 144A
    0.426, 06/23/20.....................   4,837,000     2,744,998
                                                      ------------
MISCELLANEOUS MANUFACTURING -- 1.8%
  Sanmina Corp.
    4.250%, 05/01/04....................   1,190,000     2,684,938
                                                      ------------
NETWORKING PRODUCTS -- 3.6%
  Juniper Networks, Inc.
    4.750%, 03/15/07....................   1,942,000     2,993,108
  Redback Networks, Inc.
    5.000%, 04/01/07....................   2,174,000     2,434,880
                                                      ------------
                                                         5,427,988
                                                      ------------
OIL & GAS PRODUCERS -- 3.4%
  Anadarko Petroleum Corp.
    0.000%, 03/07/20....................   2,891,000     2,413,985
  Devon Energy Corp.
    4.900%, 08/15/08....................   1,082,000     1,046,835
  Kerr-McGee Corp. 144A
    5.250%, 02/15/10....................   1,374,000     1,714,065
                                                      ------------
                                                         5,174,885
                                                      ------------
PRINTING-COMMERCIAL -- 2.0%
  News America Holdings
    0.000%, 03/11/13....................   1,882,000     2,131,365
  World Color Press, Inc.
    6.000%, 10/01/07....................     912,000       934,800
                                                      ------------
                                                         3,066,165
                                                      ------------
REAL ESTATE -- 0.9%
  EOP Operating LP 144A
    7.250%, 11/15/08....................   1,392,000     1,433,760
                                                      ------------
RETAIL-DEPARTMENT STORES -- 1.0%
  Kohl's Corp. 144A
    0.000%, 06/12/20....................   2,602,000     1,528,675
                                                      ------------
TELECOMMUNICATIONS -- 3.1%
  EchoStar Communications Corp.
    4.875%, 01/01/07....................   1,572,000     2,088,794
  Nextel Communications, Inc.
    5.250%, 01/15/10....................   2,834,000     2,671,045
                                                      ------------
                                                         4,759,839
                                                      ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
  Efficient Networks, Inc.
    5.000%, 03/15/05....................   1,346,000       861,440
                                                      ------------
TELECOMMUNICATIONS SERVICES -- 0.8%
  NTL, Inc. 144A
    5.750%, 12/15/09....................   1,777,000     1,239,458
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS (Continued)
------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.2%
  American Tower Corp. Cl. A
    5.000%, 02/15/10....................  $1,935,000  $  1,840,669
                                                      ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost: $92,660,223)...............................
                                                       110,858,640
                                                      ------------
                                            NUMBER
                                          OF SHARES
------------------------------------------------------------------
COMMON STOCK -- 2.5%
------------------------------------------------------------------
COMPUTERS -- 1.8%
  EMC Corp.*............................      28,000     2,775,500
                                                      ------------
NETWORKING PRODUCTS -- 0.0%
  Cisco Systems, Inc.*..................           2           111
                                                      ------------
OIL & GAS PRODUCERS -- 0.7%
  Enron Corp............................      11,300       990,162
                                                      ------------
TELECOMMUNICATIONS -- 0.0%
  McLeodUSA, Inc.*......................         885        12,667
  Winstar Communications, Inc.*.........         938        14,539
                                                      ------------
                                                            27,206
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $3,811,877)................................
                                                         3,792,979
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------

TIME DEPOSIT -- 0.2%
------------------------------------------------------------------
  Morgan Guaranty
    6.110%, 10/02/00
    (Cost: $295,169)....................  $  295,169  $    295,169
                                                      ------------

TOTAL INVESTMENTS -- 99.0%
  (Cost: $130,096,268)............................   151,227,841
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.....     1,503,038
                                                    ------------
NET ASSETS -- 100.0%..............................  $152,730,879
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The Short Intermediate Fund seeks to preserve principal and provide liquidity while seeking a relatively high level of current income.

  MARKET OVERVIEW: Bond prices climbed higher during the six-month period ended September 30, 2000. Following a half a percentage interest-rate increase in May, the Federal Reserve appeared to have adopted a more neutral monetary policy, leaving rates unchanged at its final two policy meetings of the period.

  May's rate hike was the sixth increase in a round of tightening moves that began on June 30, 1999. The lagged effect of higher rates became evident during the period, and bond investors welcomed signs of a slowdown in housing, manufacturing and consumer spending. Despite higher oil prices, inflation remained in check, with government reports near the end of the period showing declines in both wholesale and consumer prices.

  PERFORMANCE: During the six-month period ended September 30, 2000, the Short Intermediate Fund was up 4.0%. The Merrill Lynch 1-3 Year Government Index posted a 3.9% gain.

  PORTFOLIO SPECIFICS: We maintained a slightly longer-than-benchmark sensitivity to interest rates throughout the period. The Fund's longer duration positively impacted results.

  At the beginning of July, we moved the Fund to an overweight position in non-Treasury sectors. Our goal was to take advantage of the compelling valuations of non-Treasury securities and expectations that yield spreads would tighten as the Treasury yield curve reached maximum inversion. This view proved correct, and the Fund's non-Treasury holdings favorably affected returns.

  MARKET OUTLOOK: The following factors point to a promising outlook for interest rates and an improvement in the cyclical outlook for bonds:
  - Strong evidence that the rate of US GDP growth is slowing to a more moderate 3% to 4% pace.

  - Prospects for a slowdown in global economic expansion

  - Continued benign inflation amid strong productivity gains and a competitive pricing environment

  This favorable environment sets the stage for falling interest rates and the likelihood of a less inverted yield curve. As this occurs, yield spreads of non-Treasury securities should continue to narrow, a positive for the Short Intermediate Fund.

--------------------------------------------------------------------------------

SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                            6.23%                                  5.93%                           6.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SHORT INTERMEDIATE
                 FUND          MERRILL LYNCH 1-3 YEAR
         INSTITUTIONAL SHARES      TREASURY INDEX
8/31/95           $250,000.00             $250,000.00
09/95             $255,700.00             $251,200.00
10/95             $258,313.29             $253,310.08
11/95             $260,323.51             $255,539.21
12/95             $262,368.17             $257,506.86
01/96             $264,601.96             $259,695.67
02/96             $263,383.53             $258,604.95
03/96             $263,322.61             $258,372.20
04/96             $263,322.61             $258,578.90
05/96             $263,734.37             $259,121.92
06/96             $265,628.48             $260,987.59
07/96             $266,673.44             $262,005.45
08/96             $267,718.40             $262,896.26
09/96             $270,100.91             $265,288.62
10/96             $273,073.72             $268,286.38
11/96             $274,984.81             $270,352.19
12/96             $275,090.98             $270,352.19
01/97             $276,598.92             $271,622.84
02/97             $277,460.60             $272,247.57
03/97             $277,288.26             $272,138.68
04/97             $279,478.53             $274,370.21
05/97             $281,449.77             $276,235.93
06/97             $283,596.24             $278,141.96
07/97             $286,271.67             $281,201.52
08/97             $286,494.63             $281,454.60
09/97             $288,701.86             $283,593.66
10/97             $290,285.65             $285,692.25
11/97             $291,190.67             $286,377.91
12/97             $293,441.74             $288,325.28
01/98             $296,592.33             $291,122.04
02/98             $296,985.32             $291,384.05
03/98             $298,077.52             $292,578.72
04/98             $299,666.02             $293,953.84
05/98             $301,474.35             $295,511.79
06/98             $303,315.78             $297,048.46
07/98             $304,805.84             $298,444.58
08/98             $307,737.12             $302,204.99
09/98             $311,275.02             $306,194.09
10/98             $311,489.77             $307,694.44
11/98             $311,654.87             $307,417.52
12/98             $313,549.43             $308,493.48
01/99             $315,144.12             $309,727.45
02/99             $314,156.69             $308,209.79
03/99             $316,010.88             $310,367.26
04/99             $317,795.12             $311,360.43
05/99             $317,296.22             $311,173.62
06/99             $317,468.35             $312,138.25
07/99             $317,972.67             $313,137.10
08/99             $318,476.99             $314,045.19
09/99             $321,016.30             $316,086.49
10/99             $322,042.73             $316,939.92
11/99             $322,812.56             $317,542.11
12/99             $323,578.88             $317,986.67
01/00             $324,099.10             $317,859.47
02/00             $326,179.99             $319,989.13
03/00             $328,033.03             $321,973.06
04/00             $328,824.11             $322,810.19
05/00             $329,878.87             $324,133.71
06/00             $333,213.26             $327,472.29
07/00             $335,361.29             $329,535.37
08/00             $338,046.33             $331,973.93
9/30/00           $341,031.48             $334,364.14

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch 1-3 year Treasury Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch 1-3 Year Treasury Index consists of all public US Treasury Index obligations having maturities from one to 2.99 years. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
SHORT INTERMEDIATE FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 18.3%
-----------------------------------------------------------------
CHEMICALS -- 2.7%
  DuPont EI De Nemours
    6.750%, 10/15/04....................  $  540,000  $   538,126
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
  General Electric Capital Corp.
    7.500%, 06/05/03....................     425,000      433,415
                                                      -----------
FINANCIAL SERVICES -- 0.9%
  Union Acceptance Corp. 1997 D A5
    6.410%, 05/10/05....................     180,000      178,875
                                                      -----------
MACHINERY -- 2.5%
  Emerson Electric Co.
    7.875%, 06/01/05....................     480,000      500,155
                                                      -----------
MONEY CENTER BANKS -- 1.2%
  J.P. Morgan & Co., Inc.
    5.750%, 02/25/04....................     250,000      241,200
                                                      -----------
OIL & GAS PRODUCERS -- 0.7%
  KN Energy, Inc.
    6.300%, 03/01/01....................     135,000      134,437
                                                      -----------
REGIONAL BANKS -- 5.0%
  Bank of America Corp.
    6.240%, 10/26/01....................     500,000      501,135
  Wells Fargo Co.
    7.250%, 08/24/05....................     500,000      505,225
                                                      -----------
                                                        1,006,360
                                                      -----------
TELEPHONE -- 3.2%
  Sprint Capital
    5.875%, 05/01/04....................     250,000      239,460
  WorldCom, Inc.
    6.920%, 11/26/01....................     400,000      400,784
                                                      -----------
                                                          640,244
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $3,637,033)................................    3,672,812
                                                      -----------
-----------------------------------------------------------------
AGENCY OBLIGATIONS -- 13.8%
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 4.9%
  Pool #200112
    9.500%, 11/01/05....................      30,642       31,547
  Pool #380032
    10.000%, 10/01/03...................      24,276       24,747
  Pool #380062
    9.500%, 11/01/04....................      68,590       70,615
  Pool #380078
    9.000%, 04/01/05....................     150,892      154,857
  Pool #504019
    9.000%, 03/01/06....................      52,976       53,816
  Pool #504132
    9.000%, 07/01/06....................      85,165       86,959
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (Continued)
  Pool #555287
    9.750%, 05/01/11....................  $  128,860  $   133,841
  Pool #B00455
    9.000%, 12/01/03....................      93,339       93,834
  Pool #B00511
    9.500%, 05/01/06....................      78,087       79,929
  Pool #B00623
    9.000%, 06/01/06....................     121,128      122,580
  Pool #G10453
    9.000%, 06/01/07....................     128,252      131,541
                                                      -----------
                                                          984,266
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
  Federal Home Loan Mortgage
    5.750%, 04/15/03....................     500,000      490,860
  Federal Home Loan Mortgage
    6.500%, 08/15/04....................     740,000      737,381
  Pool #303758
    9.500%, 07/01/06....................      70,947       72,080
  Pool #303920
    9.500%, 10/01/03....................      64,319       64,802
  Pool #50155
    10.000%, 12/01/03...................       1,872        1,924
  Pool #70722
    9.000%, 01/01/06....................     100,184      102,056
  Pool #2454
    14.750%, 10/01/12...................       2,273        2,626
                                                      -----------
                                                        1,471,729
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.6%
  Pool #200947
    9.500%, 12/15/17....................       2,136        2,224
  Pool #780179
    12.000%, 10/15/15...................      22,479       24,967
  Pool #780182
    9.000%, 01/15/08....................     113,990      115,364
  Pool #780306
    9.000%, 11/15/06....................      76,743       77,667
  Pool #780328
    10.000%, 10/15/06...................     104,669      106,810
  Pool #59779
    11.500%, 03/15/13...................       1,202        1,324
  Pool #64054
    11.500%, 02/15/13...................         696          721
                                                      -----------
                                                          329,077
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $2,786,080)................................    2,785,072
                                                      -----------
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 39.4%
-----------------------------------------------------------------
AUTOMOBILES -- 6.0%
  Ford Credit Auto Owner Trust 1999 A B
    5.790%, 06/16/03....................     230,000      225,831

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
AUTOMOBILES (Continued)
  Hyundai Auto Receivables Trust 1998 A
    A2
    6.050%, 07/15/04....................  $  495,145  $   492,978
  Premier Auto Trust PRAT 1998-4 A3
    5.690%, 06/08/02....................     490,727      488,729
                                                      -----------
                                                        1,207,538
                                                      -----------
BOATS -- 2.2%
  BankBoston Marine Asset Backed Trust
    1997 2 A6
    6.640%, 08/15/10....................     290,000      288,052
  Distribution Financial Services Trust
    1999 2 A4
    6.480%, 10/15/13....................     170,000      166,919
                                                      -----------
                                                          454,971
                                                      -----------
MORTGAGE-COMMERCIAL -- 12.2%
  DLJ Commercial Mortgage Corp. 1998
    CF1 CP
    0.906%, 04/15/05....................   3,000,000      101,250
  DLJ Mortgage Acceptance Corp. 144A
    1996 CF1 S
    0.707%, 03/12/06....................   4,055,005       62,092
  Federal Home Loan Mortgage Corp.
    5.500%, 05/15/02....................   2,000,000    1,968,126
  Federal National Mortgage Association
    Aces 1997 M8 Cl. X1
    0.653%, 10/25/02....................  16,870,000      202,967
  Federal National Mortgage Association
    Aces 1996 M5 Cl. XS
    0.534%, 01/25/13....................   5,011,778      115,897
  Morgan Stanley Capital I 1997 C1 A1A
    6.850%, 02/15/20....................       2,451        2,450
                                                      -----------
                                                        2,452,782
                                                      -----------
MORTGAGE-RESIDENTIAL -- 7.4%
  Aames Mortgage Trust 1998-B A3F
    6.335%, 08/15/24....................     225,000      222,249
  BankBoston Home Equity Loan Trust
    1998 2 A4
    6.110%, 09/25/13....................     365,000      351,327
  Centex Home Equity Trust 1999 2 A8
    6.040%, 06/25/30....................     410,000      405,315
  Federal Home Administration Mortgage
    Series
    5.150%, 01/01/07....................      99,705       92,228
  Residential Asset Securities Corp.
    2000
    KS1 AI1
    7.615%, 12/25/14....................     384,927      384,626
  Residential Funding Mortgage Security
    I 1993
    S47 A8
    5.650%, 12/25/23....................      37,347       36,985
                                                      -----------
                                                        1,492,730
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

RECEIVABLES -- 11.6%
  American Express Credit Account 97-1
    6.400%, 04/15/05....................  $  354,000  $   352,230
  Commonwealth Edison Co. 1998-1 A3
    5.340%, 03/25/04....................     875,000      859,687
  Discover Card Master Trust I 1998 6 A
    5.850%, 01/17/06....................     440,000      429,273
  Green Tree Recreational, Equipment &
    Consumer Trust 1999 A A6
    6.840%, 03/15/10....................     380,000      375,963
  PECO Energy Co. 1999A A2
    5.630%, 03/01/05....................     320,000      313,398
                                                      -----------
                                                        2,330,551
                                                      -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $7,995,386)................................    7,938,572
                                                      -----------
-----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 27.9%
-----------------------------------------------------------------
US TREASURY NOTE -- 27.9%
  US Treasury Note
    6.375%, 03/31/01....................   1,250,000    1,249,800
  US Treasury Note
    6.125%, 12/31/01....................   1,480,000    1,478,387
  US Treasury Note
    6.375%, 04/30/02....................   1,600,000    1,606,256
  US Treasury Note
    5.500%, 02/28/03....................   1,000,000      989,370
  US Treasury Note
    5.875%, 11/15/04....................     300,000      299,673
                                                      -----------
                                                        5,623,486
                                                      -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $5,593,707)................................    5,623,486
                                                      -----------
-----------------------------------------------------------------
TIME DEPOSIT -- 0.9%
-----------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $180,717)....................     180,717      180,717
                                                      -----------

TOTAL INVESTMENTS -- 100.3%
  (Cost: $20,192,923).............................    20,200,659
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)...       (64,672)
                                                     -----------
NET ASSETS -- 100.0%..............................   $20,135,987
                                                     -----------
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, CFA, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues.

  MARKET OVERVIEW: During the six-month period ended September 30, 2000, bond prices climbed higher amid a growing belief that the Federal Reserve was adopting a more neutral monetary policy. Following a half-percentage point interest rate hike in May, the Federal Reserve left short-term interest rates unchanged at its two final policy meetings of the period.

  The Federal Reserve's action in May marked the sixth in a series of interest rate increases since June 1999 that lifted short-term interest rates by 1.75%. Investors bid bond prices higher during the period as reports indicated that rising rates were having a dampening effect on US economic growth. Government data released late in the period reinforced the view that inflation remained under control, another plus for the fixed income markets.

  PERFORMANCE: The Fund gained 4.0% during the six-month period ended
September 30, 2000, while its benchmark, the Lehman Aggregate Bond Index, was up 4.8%.

  PORTFOLIO SPECIFICS: The Fund had a slightly longer-than-benchmark sensitivity to interest rates throughout the period. This relatively longer duration had a positive effect on the Fund's results.

  We moved to an overweight position in non-Treasury securities at the beginning of July. Our aim was to capitalize on the compelling valuations of non-Treasury securities and expectations that yield spreads would tighten as the Treasury yield curve reached maximum inversion. Our forecast proved correct, and the Fund's non-Treasury holdings favorably impacted returns.

  However, the relative underperformance of international and high yield sectors versus high-grade issues detracted from the Fund's performance this period.

  MARKET OUTLOOK: Evidence that US GDP growth is slowing to a more moderate 3% to 4% rate, the prospects for a downturn in global economic expansion, and tame inflation amid strong productivity gains and a competitive pricing environment all bode well for the bond market.

  In this favorable environment, we expect that interest rates will fall and the yield curve will become less inverted. As this occurs, the Fund should benefit as yield spreads of non-Treasury securities should continue to narrow.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND INSTITUTIONAL SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                            6.59%                                  6.28%                           6.83%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         HIGH QUALITY BOND FUND  LEHMAN AGGREGATE
          INSTITUTIONAL SHARES      BOND INDEX
8/31/95             $250,000.00       $250,000.00
09/95               $257,840.00       $252,425.00
10/95               $262,060.30       $255,706.53
11/95               $267,084.46       $259,542.12
12/95               $272,016.18       $263,175.71
01/96               $271,811.19       $264,912.67
02/96               $265,456.63       $260,303.19
03/96               $263,734.75       $258,481.07
04/96               $262,283.38       $257,033.58
05/96               $261,661.36       $256,519.51
06/96               $264,958.05       $259,956.87
07/96               $265,800.52       $260,658.75
08/96               $264,747.43       $260,215.63
09/96               $269,991.83       $264,743.39
10/96               $275,786.57       $270,620.69
11/96               $280,722.82       $275,248.30
12/96               $278,233.23       $272,688.49
01/97               $278,233.23       $273,533.83
02/97               $280,200.32       $274,217.66
03/97               $276,856.27       $271,173.85
04/97               $280,609.51       $275,241.45
05/97               $283,479.63       $277,856.25
06/97               $287,277.02       $281,162.74
07/97               $294,700.78       $288,754.13
08/97               $291,551.31       $286,299.72
09/97               $296,747.94       $290,536.96
10/97               $300,397.41       $294,749.74
11/97               $302,031.29       $296,105.59
12/97               $304,716.75       $299,096.26
01/98               $309,330.83       $302,924.69
02/98               $310,084.72       $302,682.35
03/98               $311,741.66       $303,711.47
04/98               $312,907.72       $305,290.77
05/98               $315,754.51       $308,191.03
06/98               $317,198.51       $310,810.66
07/98               $318,039.46       $311,463.36
08/98               $319,869.55       $316,540.21
09/98               $326,463.44       $323,947.25
10/98               $322,323.23       $322,230.33
11/98               $328,623.41       $324,067.04
12/98               $330,743.30       $325,039.25
01/99               $334,219.82       $327,347.02
02/99               $328,273.47       $321,618.45
03/99               $330,864.70       $323,387.35
04/99               $333,284.98       $324,422.19
05/99               $329,616.75       $321,567.28
06/99               $327,584.62       $320,538.26
07/99               $325,469.46       $319,192.00
08/99               $323,883.09       $319,032.40
09/99               $328,069.25       $322,733.18
10/99               $329,144.88       $323,927.29
11/99               $330,489.43       $323,894.90
12/99               $329,768.34       $322,340.21
01/00               $328,674.58       $321,276.48
02/00               $332,229.29       $325,163.93
03/00               $336,230.66       $329,456.09
04/00               $334,007.65       $328,500.67
05/00               $333,451.90       $328,336.42
06/00               $339,844.30       $335,165.82
07/00               $342,671.62       $338,215.83
08/00               $348,326.27       $343,119.95
9/30/00             $349,704.31       $345,281.61

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 26.6%
-----------------------------------------------------------------
AIRLINES -- 2.2%
  Continental Airlines, Inc. 1999 1 A
    6.545%, 02/02/19....................  $  262,423  $   242,077
  Northwest Airlines Corp. 1999 2 A
    7.575%, 03/01/19....................     246,769      240,155
                                                      -----------
                                                          482,232
                                                      -----------
AUTO MANUFACTURERS -- 0.3%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09....................      75,000       73,166
                                                      -----------
AUTO PARTS & EQUIPMENT -- 0.4%
  Collins & Aikan Products
    11.500%, 04/15/06...................     100,000       96,000
                                                      -----------
BROADCASTING -- 0.9%
  Clear Channel Communications, Inc.
    7.65%, 9/15/10......................      90,000       89,063
  Viacom, Inc. Cl. B
    7.700%, 07/30/10....................     100,000      102,046
                                                      -----------
                                                          191,109
                                                      -----------
COMPUTER SOFTWARE -- 0.5%
  Computer Associates International
    6.375%, 04/15/05....................     110,000      102,117
                                                      -----------
COMPUTERS -- 0.7%
  Sun Microsystems, Inc.
    7.650%, 08/15/09....................     150,000      150,314
                                                      -----------
CONSTRUCTION PRODUCTS -- 0.3%
  Associated Materials, Inc.
    9.250%, 3/01/08.....................      70,000       66,850
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/02, thereafter
    12.000% to maturity), 09/30/05......     100,000       68,000
  Bank of America Corp.
    7.800%, 02/15/10....................     100,000      103,092
  Boeing Cap Corp.
    7.375%, 9/27/10.....................      80,000       80,694
  Discover Card
    6.850%, 07/17/07....................     220,000      219,656
  Ford Motor Credit Co.
    7.375%, 10/28/09....................     150,000      146,553
  Ford Motor Credit Co.
    7.875%, 6/15/10.....................      60,000       60,621
  Household Finance Corp.
    7.880%, 03/01/07....................      30,000       30,772
  Lehman Brothers Holding, Inc.
    8.250%, 6/15/07.....................     100,000      103,550
  RBF Finance Co.
    11.375%, 3/15/09....................      50,000       57,563
                                                      -----------
                                                          870,501
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

DRILLING SERVICES -- 0.7%
  Parker Drilling Co.
    5.500%, 08/01/04....................  $  180,000  $   152,550
                                                      -----------
DRUGS/PHARMACEUTICALS -- 0.5%
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................     100,000      103,000
                                                      -----------
ELECTRIC -- 1.0%
  Duke Energy Corp.
    7.375%, 3/1/10......................     100,000      101,106
  FPL Group Capital, Inc.
    7.375%, 06/01/09....................     115,000      113,356
                                                      -----------
                                                          214,462
                                                      -----------
ELECTRICITY & GAS PRODUCERS -- 0.9%
  Enron Corp.
    7.375%, 05/15/19....................     150,000      143,469
  Sempra Energy
    7.950%, 03/01/10....................      50,000       50,485
                                                      -----------
                                                          193,954
                                                      -----------
FOOD-MISC/DIVERSIFIED -- 0.5%
  ConAgra Foods, Inc.
    8.250%, 9/15/30.....................     100,000       99,859
                                                      -----------
HEALTHCARE -- 0.7%
  Abbey Health Care Group
    9.500%, 11/01/02....................     150,000      149,813
                                                      -----------
INSURANCE -- 2.4%
  American General Corp.
    7.500%, 08/11/10....................     110,000      109,976
  Florida Windstorm Under 144A
    7.125%, 02/25/19....................     100,000       94,000
  Hartford Financial Service Group
    7.900%, 06/15/10....................     135,000      139,016
  John Hancock Global 144A
    7.900%, 07/02/10....................     130,000      134,189
  Lumermens Mutual Casualty 144A
    8.300%, 12/01/37....................      60,000       46,513
                                                      -----------
                                                          523,694
                                                      -----------
INTERNET SOFTWARE -- 0.8%
  Exodus Communications, Inc.
    10.750%, 12/15/09...................     120,000      116,400
  Exodus Communications, Inc. 144A
    11.250%, 07/01/08...................      50,000       49,625
                                                      -----------
                                                          166,025
                                                      -----------
INVESTMENT COMPANIES -- 0.0%
  Dryden Investor Trust 144A
    7.157%, 07/23/08....................       7,407        6,968
                                                      -----------
MACHINERY & EQUIPMENT -- 0.6%
  Flowserve Corp. 144A
    12.250%, 8/15/10....................     120,000      122,700
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.2%
  Iasis Healthcare Corp. 144A
    13.000%, 10/15/09...................  $  180,000  $   185,850
  Triad Hospitals Holdings, Inc.
    11.000%, 05/15/09...................      60,000       61,500
                                                      -----------
                                                          247,350
                                                      -----------
METALS-DIVERSIFIED -- 0.9%
  Alcoa, Inc.
    7.375%, 08/01/10....................      40,000       40,336
  Scotia Pacific Co. LLC
    6.550%, 01/20/07....................     161,565      153,487
                                                      -----------
                                                          193,823
                                                      -----------
OIL & GAS PRODUCERS -- 1.1%
  Gothic Production Corp. 144A
    11.130%, 05/01/05...................      50,000       52,375
  Phillips Petroleum Co.
    8.750%, 5/25/10.....................      30,000       32,700
  Tesoro Petroleum Corp. 144A
    9.000%, 07/01/08....................     150,000      146,625
                                                      -----------
                                                          231,700
                                                      -----------
PACKAGING & CONTAINERS -- 1.4%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06...................     170,000      160,650
  Stone Container Corp.
    12.250%, 04/01/02...................     130,000      130,000
                                                      -----------
                                                          290,650
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 0.5%
  Hertz Corp.
    7.625%, 08/15/07....................     110,000      109,028
                                                      -----------
RETAIL-BUILDING PRODUCTS -- 0.3%
  Lowe's Companies, Inc.
    8.250%, 06/01/10....................      60,000       62,830
                                                      -----------
TELECOMMUNICATIONS -- 3.8%
  Global Crossing Holding, Ltd. 144A
    9.630%, 05/15/08....................     120,000      120,000
  Intercel, Inc.
    0.000% (until 02/01/01, thereafter
    12.000% to maturity), 02/01/06......      10,000       10,100
  Microcell Telecommunications, Inc.
    Cl. B 144A
    0.000% (until 06/01/04, thereafter
    12.000% to maturity), 06/01/09......      90,000       64,575
  NTL, Inc.
    0.000% (until 02/01/01, thereafter
    11.500% to maturity), 02/01/06......     110,000      103,950
  NTL, Inc. 144A
    5.750%, 12/15/09....................      70,000       46,957
  Price Communications Wireless, Inc.
    144A
    9.130%, 12/15/06....................      40,000       40,400
  TeleCorp PCS, Inc. 144A
    0.000% (until 04/15/04, thereafter
    11.625% to maturity), 04/15/09......     260,000      176,150
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

Telecommunications (Continued)
  Triton PCS Holdings, Inc. 144A
    0.000% (until 05/01/03, thereafter
    11.000% to maturity), 05/01/08......  $  270,000  $   202,500
  WorldCom, Inc.
    8.250%, 05/15/10....................      60,000       63,717
                                                      -----------
                                                          828,349
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $5,828,153)................................
                                                        5,729,044
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 9.4%
-----------------------------------------------------------------
CANADA -- 2.6%
  360 Networks, Inc. 144A
    13.000%, 05/01/08...................     170,000      154,700
  Abitibi-Consolidated, Inc.
    8.550%, 8/1/10......................      80,000       81,400
  Repap New Brunswick, Inc.
    10.630%, 04/15/05...................     190,000      195,700
  Teleglobe Inc.
    7.200%, 07/20/09....................     130,000      125,938
                                                      -----------
                                                          557,738
                                                      -----------
CHILE -- 1.5%
  Celulosa Arauco
    7.200%, 09/15/09....................      60,000       54,932
  Celulosa Arauco
    8.625%, 8/15/10.....................      50,000       49,660
  Chilgener S.A.
    6.500%, 01/15/06....................     120,000      110,747
  Empresa Nacional de Electricidad
    8.125%, 02/01/49....................     120,000       97,003
                                                      -----------
                                                          312,342
                                                      -----------
MEXICO -- 0.7%
  Pemex Finance, Ltd.
    6.300%, 05/15/10....................     170,000      159,414
                                                      -----------
NETHERLANDS -- 0.9%
  Koninklijke (Royal) KPN NV 144A
    8.000%, 10/1/10.....................     100,000      100,341
  Netia Holdings BV Ser B 144A
    0.000% (until 11/01/01, thereafter
    11.250% to maturity), 11/01/07......     130,000       85,150
                                                      -----------
                                                          185,491
                                                      -----------
UNITED KINGDOM -- 3.1%
  Amvescap PLC 144A
    6.600%, 05/15/05....................     110,000      104,689
  Barclays Bank PLC
    7.400%, 12/15/09....................      85,000       84,312
  Energis PLC 144A
    9.750%, 06/15/09....................      60,000       59,100
  ONO Finance PLC 144A
    13.000%, 05/01/09...................     180,000      162,000
  Telewest Communications PLC 144A
    0.000% (until 04/15/04, thereafter
    9.250% to maturity), 04/15/09.......     370,000      197,950

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS (Continued)
-----------------------------------------------------------------
United Kingdom (Continued)
  United Utilities PLC
    6.875%, 08/15/28....................  $   90,000  $    72,396
                                                      -----------
                                                          680,447
                                                      -----------
VENEZUELA -- 0.6%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09....................      70,000       60,900
  PDVSA Finance Ltd. 1998 1
    7.500%, 11/15/28....................      80,000       60,634
                                                      -----------
                                                          121,534
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,059,495)................................
                                                        2,016,966
                                                      -----------
-----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 2.8%
-----------------------------------------------------------------
US TREASURY BONDS -- 1.9%
  8.875%, 08/15/17......................      60,000       77,185
  8.000%, 11/15/21......................     280,000      341,950
                                                      -----------
                                                          419,135
                                                      -----------
US TREASURY NOTES -- 0.7%
  5.750%, 11/15/00......................     150,000      149,883
                                                      -----------
US TREASURY STRIPS -- 0.2%
  6.875%, 08/15/25......................     200,000       45,042
                                                      -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $593,031)..................................
                                                          614,060
                                                      -----------
-----------------------------------------------------------------
AGENCY OBLIGATIONS -- 31.6%
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 8.7%
  Federal National Mortgage Association
    6.000% 5/15/08......................     500,000      477,655
  Federal National Mortgage Association
    5.250%, 01/15/09....................   1,490,000    1,346,826
  Pool #200112
    9.500%, 11/01/05....................      32,643       33,607
  Pool #380032
    10.000%, 10/01/03...................      13,324       13,582
  Gold Pool #B00632
    9.000%, 06/01/06....................      10,688       10,816
                                                      -----------
                                                        1,882,486
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.0%
  Pool #252959
    6.000%, 10/01/29....................     185,263      173,048
  Pool #303262
    9.500%, 05/01/07....................      17,299       17,677
  Pool #303481
    10.000%, 10/01/05...................      14,449       14,855
  Pool #303758
    9.500%, 07/01/06....................      12,773       12,977
  Pool #323821
    6.000%, 07/01/29....................     609,765      569,564
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

Federal National Mortgage Association (Continued)
  Pool #323980
    6.000%, 04/01/14....................  $  638,599  $   614,447
  Pool #363503
    9.500%, 06/01/05....................      15,859       16,112
  Pool #489833
    6.000%, 6/01/14.....................      84,476       81,281
  Pool #490619
    6.000%, 04/01/29....................     473,079      441,889
  Pool #491000
    6.000%, 05/01/14....................           1            0
  Pool #494776
    6.500%, 05/01/29....................     199,980      192,043
  Pool #503641
    6.000%, 07/01/29....................     186,711      174,401
  Pool #505482
    6.000%, 07/01/14....................     660,516      635,535
  Pool #509659
    6.000%, 08/01/29....................      94,495       88,265
  Pool #514500
    7.000%, 11/01/29....................     199,980      195,917
                                                      -----------
                                                        3,228,011
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.9%
  Pool #064054
    11.500%, 02/15/13...................         366          379
  Pool #299705
    8.500%, 02/15/21....................       4,065        4,188
  Pool #434312
    6.000%, 04/15/14....................     240,160      231,978
  Pool #460449
    6.500%, 06/15/28....................     155,997      150,244
  Pool #467362
    6.500%, 12/15/28....................     367,848      354,282
  Pool #467841
    6.500%,12/15/28.....................     303,520      292,326
  Pool #482794
    6.500%,10/15/28.....................     682,211      657,051
  Pool#68958
    11.500%, 07/15/13...................         663          726
                                                      -----------
                                                        1,691,174
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $6,693,994)................................
                                                        6,801,671
                                                      -----------
-----------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 5.4%
-----------------------------------------------------------------
ARGENTINA -- 0.5%
  Federal Republic of Argentina
    0.000%,10/15/04.....................     175,000      111,563
                                                      -----------
GERMANY -- 4.9%
  Federal Republic of Germany
    7.375%, 01/03/05....................   1,100,000    1,050,570
                                                      -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost: $1,314,308)................................
                                                        1,162,133
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 19.3%
-----------------------------------------------------------------
MORTGAGE-COMMERCIAL -- 17.0%
  Asset Securitization Corp. 1996 D2 A1
    6.920%, 02/14/29....................  $  181,294  $   179,638
  Bank Of America 2000 1 A2A
    7.333% 10/15/09.....................     140,000      140,263
  Capco America Securitization 1998 D7
    5.860%, 04/15/00....................     197,952      188,490
  Chase Manhattan Bank
    7.439%, 8/15/31.....................     230,000      234,029
  Comed Transitional Funding Trust 1998
    1 A6
    5.630%, 06/25/09....................     150,000      140,438
  Comed Transitional Funding Trust 1998
    1 A7
    5.740%, 12/25/10....................     250,000      234,336
  Commercial Mortgage Asset Trust
    6.250%, 04/17/00....................     174,418      170,058
  CS First Boston Securities Corp. Ser
    2000 C1 A2
    7.545%, 04/15/10....................     110,000      111,461
  DLJ Commercial Mortgage Corp. 1998 CF1
    CP
    .9064%, 04/15/05....................   3,360,000      113,400
  DLJ Mortgage Acceptance Corp. 144A
    1996 CF1 S
    .6097%, 03/12/06....................   3,804,802       58,261
  DLJ Mortgage Acceptance Corp. 1998 A
    A2
    6.418%, 05/28/28....................       3,516        3,233
  Federal National Mortgage Association
    Aces 1996 M5 Class XS
    .5382%, 01/25/13....................   5,745,425      132,863
  Federal National Mortgage Association
    Aces 1997 M8 c1 X1
    .6535%, 10/25/02....................   8,630,000      103,830
  Global Franchise Trust 1998 A1
    6.349%, 04/10/04....................     238,928      235,792
  GMAC Commercial Mortgage
    Securities, Inc. 1999 C3
    7.273%, 8/15/09.....................     200,000      199,843
  GMAC Commercial Mortgage
    Securities, Inc. 2000 C2 c1 A2
    7.455%, 06/16/10....................     120,000      122,963
  GS Mortgage Securities Corp. 1998
    C1 A1
    6.060%, 10/18/30....................     136,625      132,784
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

Mortgage-Commercial (Continued)
  Heller Financial 2000 PH1 A2
    7.750%, 11/15/09....................  $  210,000  $   217,459
  Host Marriott Pool Trust 1999 A
    6.980%, 04/03/00....................     110,882      110,553
  Morgan Stanley Capital 144A 1997 HF1
    A2
    7.270%, 01/15/07....................     160,000      161,400
  Mortgage Capital Funding, Inc. 1998
    MC3
    6.001%, 11/18/31....................     478,412      461,071
  Prudential Securities 1999 NRF1 A2
    6.480%, 1/15/09.....................     230,000      220,478
                                                      -----------
                                                        3,672,643
                                                      -----------
MORTGAGE-RESIDENTIAL -- 2.3%
  BankBoston Home Equity
    Loan Trust 1998 A4
    6.110%, 09/25/13....................     400,000      385,016
  CNL Funding Series 2000 AA Cl. A2
    8.044%, 04/25/17....................     105,000      107,773
                                                      -----------
                                                          492,789
                                                      -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $4,047,485)................................
                                                        4,165,432
                                                      -----------
-----------------------------------------------------------------
PREFERRED STOCK -- 0.5%
-----------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  Broadwing Communications Ser B
    12.500%, 08/15/09
    (Cost: $103,675)....................     100,000      102,500
                                                      -----------
-----------------------------------------------------------------
TIME DEPOSIT -- 3.5%
-----------------------------------------------------------------
  Chase Manhattan Bank
    6.110%, 10/02/00
    (Cost: $757,134)....................     757,134      757,134
                                                      -----------

TOTAL INVESTMENTS -- 99.1%
  (Cost: $21,397,275).............................    21,348,940
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%.....       202,284
                                                     -----------
NET ASSETS -- 100.0%..............................   $21,551,224
                                                     -----------
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Partner, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: From April 1, 2000 to September 30, 2000, high yield bond prices posted positive results, outpacing many major US equity indices.

  In April and May, the high yield bond market was quiet, characterized by minimal new issue volume, light secondary trading and a modest price decline. The market rallied in June, however, amid the most significant flow of new deals since the first quarter of 2000. The CS First Boston High Yield Index advanced 2.2% in June, led by gains in technology, energy and gaming issues.

  Following June's advance, the market traded in a narrow range throughout the last three months of the period as a lack of mutual fund inflows and new issuance dampened investor enthusiasm.

  PERFORMANCE: The Fund advanced 1.3% during the six-months ended September 30, 2000 versus the CS First Boston High Yield Index which gained 1.1%.

  PORTFOLIO SPECIFICS: During the period, the Fund slightly outperformed its benchmark, benefiting from many credit upgrades of issuers across multiple industries. One notable example was Triarc Beverage Group. Triarc was upgraded seven ratings levels after the company's September announcement that it had agreed to sell Snapple to Cadbury Schweppes.

  MARKET OUTLOOK: Looking forward, the high yield bond market continues to offer attractive return opportunities. The consensus view among market participants is that the Federal Reserve has completed its tightening cycle. This bodes well for high yield bond investors since over the last decade, the end of a tightening cycle has generally led to strong high yield bond performance. In addition, an increase in new issuance activity across a diverse range of industries is indicative of heightened investor demand. In this environment, we are optimistic that the application of our strict investment philosophy will lead us to outstanding investment candidates within the high yield bond market.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON HIGH YIELD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            5.31%                              As of 9/30/00                       11.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              HIGH YIELD        CS FIRST
              BOND FUND        BOSTON HIGH
         INSTITUTIONAL SHARES  YIELD INDEX
7/31/96           $250,000.00  $250,000.00
08/96             $256,780.00  $252,725.00
09/96             $265,701.85  $257,071.87
10/96             $268,926.78  $259,231.27
11/96             $273,926.48  $263,275.28
12/96             $278,313.50  $268,409.15
01/97             $283,685.20  $270,368.54
02/97             $289,776.34  $275,451.46
03/97             $284,739.55  $272,366.41
04/97             $285,969.10  $274,790.47
05/97             $298,355.30  $280,313.76
06/97             $305,704.82  $284,126.03
07/97             $315,197.53  $290,149.50
08/97             $318,278.57  $291,716.30
09/97             $331,437.95  $297,492.29
10/97             $332,536.76  $297,462.54
11/97             $336,208.54  $299,574.52
12/97             $337,881.57  $302,300.65
01/98             $349,161.58  $307,439.76
02/98             $353,473.83  $309,837.79
03/98             $357,326.30  $311,386.98
04/98             $360,502.68  $313,722.38
05/98             $361,563.77  $314,663.55
06/98             $363,444.19  $315,324.34
07/98             $366,798.21  $317,531.61
08/98             $346,503.88  $295,971.22
09/98             $338,199.43  $295,941.62
10/98             $329,808.97  $290,052.38
11/98             $349,777.75  $304,758.04
12/98             $353,159.03  $304,057.09
01/99             $361,234.10  $306,915.23
02/99             $360,705.26  $306,270.71
03/99             $363,377.04  $309,057.77
04/99             $374,002.22  $315,887.95
05/99             $369,987.45  $312,476.36
06/99             $372,229.78  $312,632.60
07/99             $374,482.50  $312,788.91
08/99             $372,185.91  $310,005.09
09/99             $371,424.65  $307,618.05
10/99             $372,224.38  $306,110.72
11/99             $380,164.47  $310,273.83
12/99             $386,897.20  $314,028.14
01/00             $387,057.46  $312,772.03
02/00             $390,727.39  $314,711.22
03/00             $386,069.53  $309,990.55
04/00             $389,146.42  $309,525.56
05/00             $385,409.43  $304,573.15
06/00             $395,091.29  $311,395.59
07/00             $397,567.20  $314,322.71
08/00             $397,746.02  $316,428.67
9/30/00           $391,184.82  $313,517.53

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston High Yield Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
CORPORATE BONDS -- 87.5%
----------------------------------------------------------------
AIRLINES -- 2.1%
  Atlas Air, Inc.
    10.750%, 08/01/05...................  $250,000   $   258,750
  Atlas Air, Inc.
    9.250%, 04/15/08....................   200,000       199,250
                                                     -----------
                                                         458,000
                                                     -----------
APPAREL -- 1.4%
  Supreme International Corp.
    12.250%, 04/01/06...................   340,000       316,200
                                                     -----------
APPLIANCES -- 1.8%
  Salton, Inc.
    10.750%, 12/15/05...................   400,000       392,000
                                                     -----------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.7%
  Collins & Aikan Corp.
    11.500%, 04/15/06...................   150,000       144,000
                                                     -----------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  Triarc Consumer Beverage 144A
    10.250%, 02/15/09...................   340,000       378,250
                                                     -----------
BROADCASTING -- 7.5%
  Capstar Broadcasting Partners, Inc.
    12.000%, 07/01/09...................   309,000       358,440
  CD Radio, Inc.
    14.500%, 05/15/09...................   350,000       310,625
  Echostar DBS Corp.
    9.375%, 02/01/09....................   400,000       392,000
  Spectrasite Holdings, Inc.
    0.000% (until 04/15/04, thereafter
    11.250% to maturity), 04/15/09......   500,000       272,500
  United International Holdings
    0.000% (until 02/15/03, thereafter
    10.750% to maturity), 02/15/08......   460,000       315,100
                                                     -----------
                                                       1,648,665
                                                     -----------
BUILDING & CONSTRUCTION -- 3.9%
  K Hovanian Enterprises, Inc. 144A
    10.500%, 10/01/07...................   285,000       279,300
  Nortek, Inc.
    9.875%, 03/01/04....................   325,000       313,625
  Ryland Group, Inc.
    9.750%, 09/01/10....................   270,000       268,650
                                                     -----------
                                                         861,575
                                                     -----------
BUSINESS SERVICES -- 1.0%
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09....................   100,000        95,500
  SITEL Corp. 144A
    9.250%, 03/15/06....................   145,000       134,850
                                                     -----------
                                                         230,350
                                                     -----------
CASINOS/HOTELS -- 6.9%
  Argosy Gaming Co. 144A
    10.750%, 06/01/09...................   250,000       261,563
                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------

Casinos/Hotels (Continued)
  Autotote Corp. 144A Rt. Cl. A
    12.500%, 08/15/10...................  $355,000   $   360,324
  Extended Stay America, Inc. 144A
    9.150%, 03/15/08....................   240,000       226,800
  Park Place Entertainment Corp.
    8.875%, 09/15/08....................   240,000       237,600
  Prime Hospitality Corp. 144A Ser. B
    9.750%, 04/01/07....................    70,000        69,650
  Venetian Casino
    12.250%, 11/15/04...................   360,000       369,000
                                                     -----------
                                                       1,524,937
                                                     -----------
CHEMICALS -- 1.5%
  Lyondell Chemical Co. 144A Ser. B
    9.875%, 05/01/07....................   340,000       331,925
                                                     -----------
CIRCUITS -- 1.6%
  Hadco Corp.
    9.500%, 05/15/08....................   350,000       353,063
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/01, thereafter
    12.000% to maturity), 09/30/05......   400,000       272,000
  GS Escrow Corp.
    6.750%, 08/01/01....................   385,000       379,225
  Metris Cos., Inc. 144A
    10.125%, 07/15/06...................   370,000       355,200
                                                     -----------
                                                       1,006,425
                                                     -----------
DRUGS/PHARMACEUTICALS -- 1.8%
  Twin Laboratories, Inc.
    10.250%, 05/15/06...................    40,000        38,000
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................   350,000       360,500
                                                     -----------
                                                         398,500
                                                     -----------
ELECTRIC -- 1.6%
  AES Corp.
    9.500%, 06/01/09....................   350,000       356,125
                                                     -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
  Amkor Technology, Inc.
    10.500%, 05/01/09...................   400,000       405,500
                                                     -----------
ENTERTAINMENT -- 1.9%
  Ascent Entertainment Group 0.000%
    (until 12/01/02, thereafter
    11.875% to maturity), 12/15/04......   505,000       419,150
                                                     -----------
HEALTH CARE -- 3.0%
  Abbey Healthcare Group
    9.500%, 11/01/02....................   325,000       324,594
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09...................   325,000       333,125
                                                     -----------
                                                         657,719
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
CORPORATE BONDS (Continued)
----------------------------------------------------------------
INTERNET SOFTWARE -- 3.3%
  Exodus Communications
    11.250%, 07/01/08...................  $385,000   $   382,113
  Globix Corp. 144A
    12.500%, 02/01/10...................   200,000       144,000
  PSInet, Inc.
    10.000%, 02/15/05...................   325,000       211,250
                                                     -----------
                                                         737,363
                                                     -----------
OIL & GAS PRODUCTION -- 1.0%
  Stone Energy Corp.
    8.750%, 09/15/07....................   220,000       214,500
                                                     -----------
PUBLISHING -- 1.6%
  American Lawyer Media
    9.750%, 12/15/07....................   375,000       354,375
                                                     -----------
RECREATIONAL CENTERS -- 1.5%
  Bally Total Fitness Holdings
    9.875%, 10/15/07....................   355,000       337,250
                                                     -----------
RENTAL AUTO/EQUIPMENT -- 3.8%
  Rent-A-Center, Inc. 144A
    11.000%, 08/15/08...................   350,000       346,500
  United Rentals, Inc. 144A Ser. B
    9.000%,04/01/09.....................   210,000       187,950
  United Rentals, Inc.
    9.500%, 06/01/08....................   340,000       311,100
                                                     -----------
                                                         845,550
                                                     -----------
RESORTS/THEME PARKS -- 1.5%
  Premier Parks Inc.
    9.750%, 06/15/07....................   350,000       327,250
                                                     -----------
RETAIL-ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    10.875%, 06/15/06...................   365,000       377,775
                                                     -----------
RETAIL-AUTOMOBILE -- 1.3%
  Sonic Automotive, Inc. 144A Ser. B
    11.000%, 08/01/08...................   325,000       292,500
                                                     -----------
RETAIL-DISCOUNT -- 2.1%
  Tuesday Morning Corp.
    11.000%, 12/15/07...................   484,000       467,060
                                                     -----------
RETAIL-INTERNET -- 1.0%
  Amazon.com, Inc. 0.000% (until
    05/01/03, thereafter
    10.000% to maturity), 05/01/08......   420,000       220,500
                                                     -----------
RETAIL-MUSIC STORES -- 2.4%
  Musicland Stores Corp.
    9.000%, 06/15/03....................   380,000       353,400
  Musicland, Inc.
    9.875%, 03/15/08....................   210,000       176,400
                                                     -----------
                                                         529,800
                                                     -----------
                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.8%
  Foodmaker, Inc.
    8.375%, 04/15/08....................  $420,000   $   394,800
                                                     -----------
RETAIL-VIDEO RENTAL -- 1.4%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04...................   400,000       308,000
                                                     -----------
TELECOMMUNICATIONS -- 11.1%
  Crown Castle International Corp.
    0.000% (until 11/15/02, thereafter
    10.625% to maturity), 11/15/07......   440,000       343,200
  Crown Castle International Corp.
    10.750%, 08/01/11...................    75,000        77,063
  ICG Holdings, Inc. 144A
    13.500%, 09/15/05...................   360,000        79,200
  International Cablenote, Inc.
    12.750%, 04/15/05...................   350,000       351,750
  McLeodUSA, Inc. 144A Cl.A
    9.500%, 11/01/08....................   340,000       317,900
  Nextlink Communications
    0.000% (until 06/01/04, thereafter
    12.250% to maturity), 06/01/09......   400,000       224,000
  NTL Communications Corp. 144A
    11.875%, 10/01/10...................   170,000       166,813
  NTL, Inc.
    0.000% (until 02/01/01, thereafter
    11.500% to maturity), 02/01/06......   265,000       250,424
  Pac-West Telecomm, Inc.
    13.500%, 02/01/09...................   340,000       299,200
  Winstar Communications, Inc. 144A
    12.750%, 04/15/10...................   477,000       345,824
                                                     -----------
                                                       2,455,374
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.1%
  Global Telesystems Group, Inc.
    9.875%, 02/15/05....................   440,000       189,200
  Northeast Optic Network
    12.750%, 08/15/08...................   320,000       265,600
                                                     -----------
                                                         454,800
                                                     -----------
TELEPHONE -- 2.4%
  Nextel Communications, Inc.
    10.250%, 02/15/09...................   460,000       361,100
  Viatel, Inc.
    11.250%, 04/15/08...................   390,000       179,400
                                                     -----------
                                                         540,500
                                                     -----------
TELEVISION -- 2.7%
  ACME Television 0.000% (until
    09/30/00, thereafter
    10.875% to maturity), 09/30/04......   250,000       237,500
  Frontiervision L.P.
    11.000%, 10/15/06...................   350,000       349,125
                                                     -----------
                                                         586,625
                                                     -----------
TOTAL CORPORATE BONDS
  (Cost: $20,731,917)..............................
                                                      19,326,406
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 7.7%
----------------------------------------------------------------
AUSTRALIA -- 0.4%
  Bulong Operations 144A
    12.500%, 12/15/08...................  $180,000   $    90,000
                                                     -----------
CANADA -- 1.4%
  Alliance Atlantis Communications Corp.
    13.000%, 12/15/09...................   300,000       310,500
                                                     -----------
NETHERLANDS -- 2.7%
  United Pan-Europe Communications N.V.
    144A Ser. B
    11.500%, 02/01/10...................   340,000       294,950
  Versatel Telecommunications
    11.875%, 07/15/09...................   350,000       302,750
                                                     -----------
                                                         597,700
                                                     -----------
SINGAPORE -- 1.6%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10....................   350,000       359,625
                                                     -----------
UNITED KINGDOM -- 1.6%
  Colt Telecom Group PLC
    0.000% (until 12/15/01, thereafter
    12.000% to maturity), 12/15/06......   375,000       341,250
                                                     -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,839,341)...............................
                                                       1,699,075
                                                     -----------
                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------

PREFERRED CORPORATE BOND -- 0.0%
----------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
  NEXTLINK Communications, Inc.
    Ser. B 13.500%, 06/01/10
    (Cost: $6,587)......................  $    177   $    13,983
                                                     -----------
----------------------------------------------------------------
TIME DEPOSIT -- 2.4%
----------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00
    (Cost: $525,866)....................   525,866       525,866
                                                     -----------

TOTAL INVESTMENTS -- 97.6%
  (Cost: $23,103,711).............................    21,565,330
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%.....       532,693
                                                     -----------
NET ASSETS -- 100.0%..............................   $22,098,023
                                                     -----------
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

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                                                                              93

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated

                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)  GAINS (LOSSES)    INCOME    CAPITAL GAINS   ENDING
------------------------------------------------------------------------------------------------------------
                                            GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    9/30/00 (4)             $ 38.70        $(0.06)         $ (4.18)       $   --      $    --       $ 34.46
  For the period 5/7/99
    through 3/31/00           23.77         (0.14)           15.07            --           --         38.70
  For the period 4/1/99
    through 5/7/99 (4)        22.26         (0.02)            1.53            --           --         23.77
  For the year ended
    3/31/99                   17.90          0.67             5.16         (0.64)       (0.83)        22.26
  For the year ended
    3/31/98                   14.21          0.25             4.56            --        (1.12)        17.90
  For the year ended
    3/31/97                   15.42         (0.12)            2.08            --        (3.17)        14.21
  For the year ended
    3/31/96                   13.06          0.06             2.58         (0.28)          --         15.42
GLOBAL BLUE CHIP
  For the period ended
    09/30/00 (4)            $ 31.91        $   --          $ (2.98)       $   --      $    --       $ 28.93
  For the year ended
    3/31/00                   20.48         (0.21)           19.90            --        (8.26)        31.91
  For the year ended
    3/31/99                   14.81         (0.05)            5.86            --        (0.14)        20.48
  9/30/97 (commenced) to
    3/31/98                   12.50            --             2.31            --           --         14.81
GLOBAL GROWTH & INCOME
  For the period ended
    9/30/00 (4)             $ 19.15        $ 0.01          $ (2.08)       $(0.01)     $    --       $ 17.07
  For the year ended
    3/31/00                   15.21          0.07             7.66         (0.12)       (3.67)        19.15
  For the year ended
    3/31/99                   14.25          0.22             1.55         (0.13)       (0.68)        15.21
  6/30/97 (commenced) to
    3/31/98                   12.50          0.34             3.86         (0.34)       (2.11)        14.25
GLOBAL TECHNOLOGY
  For the period ended
    9/30/00 (4)             $138.95        $(0.65)         $(12.17)       $   --      $    --       $126.13
  For the year ended
    3/31/00                   44.64         (1.09)          108.81            --      $(13.41)       138.95
  7/31/98 (commenced) to
    3/31/99                   12.50         (0.05)           32.19            --           --         44.64
GLOBAL HEALTH CARE
  For the period ended
    9/30/00 (4)             $ 30.91        $(0.11)         $ 11.87        $   --      $    --       $ 42.67
  9/1/99 (commenced) to
    3/31/00                   12.50         (0.10)           18.52         (0.01)          --         30.91
                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/00 (4)             $ 31.88        $ 0.06          $ (4.80)       $   --      $    --       $ 27.14
  For the period 5/7/99
    through 3/31/00           20.61         (0.09)           11.38         (0.02)          --         31.88
  For the period 4/1/99
    through 5/7/99 (4)        19.73         (0.02)            0.90            --           --         20.61
  For the year ended
    3/31/99                   18.55            --             1.18            --           --         19.73
  For the year ended
    3/31/98                   14.13         (0.02)            5.12            --        (0.68)        18.55
  12/27/96 (commenced) to
    3/31/97                   12.50            --             1.63            --           --         14.13
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/00 (4)             $ 51.19        $(0.04)         $ (6.84)       $   --      $    --       $ 44.31
  For the period 5/7/99
    through 3/31/00           22.38         (0.24)           29.26            --        (0.21)        51.19
  For the period 4/1/99
    through 5/7/99 (4)        21.12         (0.01)            1.27            --           --         22.38
  For the year ended
    3/31/99                   18.45          0.03             3.22            --        (0.58)        21.12
  For the year ended
    3/31/98                   17.02         (0.13)            5.50            --        (3.94)        18.45
  For the year ended
    3/31/97                   15.05            --             2.28         (0.08)       (0.23)        17.02
  For the year ended
    3/31/96                   13.09          0.06             2.02         (0.12)          --         15.05
EMERGING COUNTRIES
  For the period ended
    9/30/00 (4)             $ 23.69        $(0.24)         $ (5.66)       $ 0.00      $    --       $ 17.79
  For the period 5/7/99
    through 3/31/00           15.88         (0.10)            7.91            --           --         23.69
  For the period 4/1/99
    through 5/7/99 (4)        13.44         (0.02)            2.46            --           --         15.88
  For the year ended
    3/31/99                   17.15         (0.01)           (3.63)           --        (0.07)        13.44
  For the year ended
    3/31/98                   17.45          0.09             1.23            --        (1.62)        17.15
  For the year ended
    3/31/97                   14.02         (0.06)            3.67         (0.05)       (0.13)        17.45
  For the year ended
    3/31/96                   10.91            --             3.16         (0.05)          --         14.02
PACIFIC RIM
  For the period ended
    9/30/00 (4)             $ 25.45        $(0.18)         $ (4.24)       $   --      $    --       $ 21.03
  For the year ended
    3/31/00                   12.33         (0.11)           16.15            --        (2.92)        25.45
  For the year ended
    3/31/99                   12.66         (0.07)           (0.26)           --           --         12.33
  12/31/97 (commenced) to
    3/31/98                   12.50          0.02             0.14            --           --         12.66
LATIN AMERICA
  For the period ended
    9/30/00 (4)             $ 20.65        $(0.04)         $ (3.37)       $   --      $    --       $ 17.24
  For the year ended
    3/31/00                   11.56          0.03             9.06            --           --         20.65
  For the year ended
    3/31/99                   13.92          0.06            (2.27)        (0.15)          --         11.56
  11/28/97 (commenced) to
    3/31/98                   12.50          0.15             1.27            --           --         13.92

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.
(5)  Net expenses include certain items not subject to expense reimbursement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                    RATIOS TO AVERAGE NET ASSETS(3)
                                       ---------------------------------------------------------   FUND'S
                                            NET                        EXPENSE                    PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     (REIMBURSEMENTS)\      NET      TURNOVER     ENDING
                           RETURN(2)   INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES(5)    RATE     (IN 000'S)
------------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    9/30/00 (4)              (10.93%)        (0.34%)      1.33%             0.03%        1.36%         97%    $164,247
  For the period 5/7/99
    through 3/31/00           62.81%         (0.54%)      1.42%            (0.05%)       1.37%        168%     188,731
  For the period 4/1/99
    through 5/7/99 (4)         6.78%         (0.84%)      1.29%               --         1.29%         21%     108,457
  For the year ended
    3/31/99                   34.28%          0.19%       1.51%            (0.17%)       1.34%        247%      74,523
  For the year ended
    3/31/98                   35.08%         (0.31%)      1.87%            (0.51%)       1.36%        202%      11,686
  For the year ended
    3/31/97                   13.18%         (0.43%)      3.05%            (1.70%)       1.35%        182%       2,656
  For the year ended
    3/31/96                   20.37%          0.20%       2.60%            (1.25%)       1.35%        132%       3,613
GLOBAL BLUE CHIP
  For the period ended
    09/30/00 (4)              (9.34%)         0.01%       1.72%            (0.46%)       1.26%        182%    $ 20,298
  For the year ended
    3/31/00                  110.64%         (0.81%)      1.82%            (0.49%)       1.33%        348%      24,742
  For the year ended
    3/31/99                   39.55%         (0.31%)      3.14%            (1.81%)       1.33%        419%      10,414
  9/30/97 (commenced) to
    3/31/98                   18.48%         (0.06%)      2.14%            (0.94%)       1.20%        238%       7,320
GLOBAL GROWTH & INCOME
  For the period ended
    9/30/00 (4)              (10.79%)         0.09%       2.57%            (1.14%)       1.43%        163%    $  5,200
  For the year ended
    3/31/00                   55.69%          0.42%       3.06%            (1.68%)       1.38%        295%       8,202
  For the year ended
    3/31/99                   13.13%          1.64%       4.37%            (2.96%)       1.41%        328%       5,589
  6/30/97 (commenced) to
    3/31/98                   36.25%          7.13%       2.45%            (1.09%)       1.36%        413%       6,065
GLOBAL TECHNOLOGY
  For the period ended
    9/30/00 (4)               (9.19%)        (1.07%)      1.36%             0.05%        1.41%        192%    $305,594
  For the year ended
    3/31/00                  259.92%         (1.06%)      1.42%               --         1.42%        357%     405,318
  7/31/98 (commenced) to
    3/31/99                  257.20%         (0.84%)      4.12%            (2.69%)       1.43%        254%      24,094
GLOBAL HEALTH CARE
  For the period ended
    9/30/00 (4)               38.00%         (0.64%)      1.31%             0.02%        1.33%        371%    $167,775
  9/1/99 (commenced) to
    3/31/00                  147.42%         (0.69%)      1.45%            (0.04%)       1.41%        327%     125,355
                                               INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/00 (4)              (14.87%)         0.38%       1.31%             0.10%        1.41%        118%    $305,577
  For the period 5/7/99
    through 3/31/00           54.78%         (0.36%)      1.38%             0.02%        1.40%        171%     303,536
  For the period 4/1/99
    through 5/7/99 (4)         4.46%         (0.97%)      1.39%               --         1.39%         30%     117,365
  For the year ended
    3/31/99                    6.43%         (0.01%)      1.59%            (0.24%)       1.35%        214%     107,890
  For the year ended
    3/31/98                   36.91%         (0.12%)      1.92%            (0.51%)       1.41%        274%      32,305
  12/27/96 (commenced) to
    3/31/97                   13.04%          0.43%       3.14%            (1.74%)       1.40%         76%       4,593
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/00 (4)              (13.44%)        (0.18%)      1.33%             0.08%        1.41%         87%    $277,233
  For the period 5/7/99
    through 3/31/00          130.09%         (0.73%)      1.45%            (0.04%)       1.41%        151%     270,159
  For the period 4/1/99
    through 5/7/99 (4)         5.97%         (0.37%)      1.39%               --         1.39%         23%      71,738
  For the year ended
    3/31/99                   17.97%         (0.30%)      1.53%            (0.15%)       1.38%        146%      69,077
  For the year ended
    3/31/98                   37.02%         (0.91%)      1.94%            (0.53%)       1.41%        198%      42,851
  For the year ended
    3/31/97                   15.25%         (0.38%)      1.68%            (0.28%)       1.40%        206%      48,505
  For the year ended
    3/31/96                   15.99%          0.34%       2.44%            (1.04%)       1.40%        141%      20,245
EMERGING COUNTRIES
  For the period ended
    9/30/00 (4)              (24.91%)        (0.21%)      1.71%            (0.03%)       1.68%         99%    $282,317
  For the period 5/7/99
    through 3/31/00           49.18%         (0.62%)      1.77%            (0.10%)       1.67%        180%     300,085
  For the period 4/1/99
    through 5/7/99 (4)        18.07%         (1.22%)      1.64%               --         1.64%         34%     178,902
  For the year ended
    3/31/99                  (21.22%)         0.11%       1.97%            (0.30%)       1.67%        213%     140,318
  For the year ended
    3/31/98                    8.77%          1.15%       2.02%            (0.36%)       1.66%        243%      88,063
  For the year ended
    3/31/97                   25.48%         (0.52%)      1.87%            (0.22%)       1.65%        176%      56,918
  For the year ended
    3/31/96                   29.06%          0.29%       3.59%            (1.94%)       1.65%        118%       6,878
PACIFIC RIM
  For the period ended
    9/30/00 (4)              (17.37%)        (1.66%)      8.68%            (6.63%)       2.05%        861%    $  2,330
  For the year ended
    3/31/00                  136.92%         (0.55%)      6.25%            (4.63%)       1.62%        424%       3,821
  For the year ended
    3/31/99                   (2.69%)        (0.67%)     14.68%           (13.11%)       1.57%        450%       1,099
  12/31/97 (commenced) to
    3/31/98                    1.28%          0.74%       4.50%            (3.10%)       1.40%         86%       1,197
LATIN AMERICA
  For the period ended
    9/30/00 (4)              (16.59%)        (0.41%)      3.55%            (1.83%)       1.72%        245%    $  4,443
  For the year ended
    3/31/00                   78.67%          0.20%       3.93%            (2.17%)       1.76%        463%       5,277
  For the year ended
    3/31/99                  (15.78%)         0.95%      14.61%           (12.97%)       1.64%        575%       1,774
  11/28/97 (commenced) to
    3/31/98                   11.14%          3.33%       5.20%            (3.55%)       1.65%        188%       1,184

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (1)  GAINS (LOSSES)    INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                              U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/00 (4)             $49.86         $(0.19)          $(2.68)        $   --       $   --       $46.99
  For the period 5/7/99
    through 3/31/00          29.18          (0.14)           20.82             --           --        49.86
  For the period 4/1/99
    through 5/7/99 (4)       26.89          (0.01)            2.30             --           --        29.18
  For the year ended
    3/31/99                  16.50           0.01            10.53             --        (0.15)       26.89
  For the year ended
    3/31/98                  13.00          (0.02)            7.55             --        (4.03)       16.50
  12/27/96 (commenced) to
    3/31/97                  12.50             --             0.50             --           --        13.00
MID CAP GROWTH
  For the period ended
    9/30/00 (4)             $41.51         $(0.13)          $(0.65)        $   --       $   --       $40.73
  For the period 5/7/99
    through 3/31/00          19.44          (0.15)           22.22             --           --        41.51
  For the period 4/1/99
    through 5/7/99 (4)       19.17          (0.01)            0.28             --           --        19.44
  For the year ended
    3/31/99                  17.16          (0.10)            2.76             --        (0.65)       19.17
  For the year ended
    3/31/98                  15.39          (0.07)            6.00             --        (4.16)       17.16
  For the year ended
    3/31/97                  16.26          (0.08)            0.49             --        (1.28)       15.39
  For the year ended
    3/31/96                  12.62          (0.03)            4.47             --        (0.80)       16.26
SMALL CAP GROWTH
  For the period ended
    9/30/00 (4)             $27.03         $(0.03)          $(3.27)        $   --       $   --       $23.73
  For the period 5/7/99
    through 3/31/00          14.02          (0.12)           13.51             --        (0.38)       27.03
  For the period 4/1/99
    through 5/7/99 (4)       13.53          (0.01)            0.50             --           --        14.02
  For the year ended
    3/31/99                  14.17          (0.14)            0.17             --        (0.67)       13.53
  For the year ended
    3/31/98                  11.06          (0.03)            5.10             --        (1.96)       14.17
  For the year ended
    3/31/97                  15.10          (0.08)           (0.31)            --        (3.65)       11.06
  For the year ended
    3/31/96                  11.58          (0.11)            4.45             --        (0.82)       15.10
MINI CAP GROWTH
  For the period ended
    9/30/00 (4)             $42.54         $(0.20)          $(5.40)        $   --       $   --       $36.94
  For the year ended
    3/31/00                  20.24          (0.35)           27.92             --        (5.27)       42.54
  For the year ended
    3/31/99                  25.05          (0.42)           (3.05)            --        (1.34)       20.24
  For the year ended
    3/31/98                  15.94          (0.17)           10.93             --        (1.65)       25.05
  For the year ended
    3/31/97                  15.85          (0.17)            0.84             --        (0.58)       15.94
  7/12/95 (commenced) to
    3/31/96                  12.50          (0.05)            3.40             --           --        15.85
VALUE
  For the period ended
    9/30/00 (4)             $21.74         $ 0.10           $ 1.17         $   --       $   --       $23.01
  For the period 5/7/99
    through 3/31/00          22.99           0.18            (1.30)         (0.13)          --        21.74
  For the period 4/1/99
    through 5/7/99 (4)       20.90          (0.01)            2.10             --           --        22.99
  For the year ended
    3/31/99                  21.90           0.13             0.80          (0.12)       (1.81)       20.90
  For the year ended
    3/31/98                  15.06             --             8.27             --        (1.43)       21.90
  4/30/96 (commenced) to
    3/31/97                  12.50           1.50             3.11          (1.44)       (0.61)       15.06
CONVERTIBLE
  For the period ended
    9/30/00 (4)             $33.67         $ 0.36           $(0.49)        $(0.34)      $   --       $33.20
  For the period 5/7/99
    through 3/31/00          22.21           0.49            11.44          (0.47)          --        33.67
  For the period 4/1/99
    through 5/7/99 (4)       21.53           0.05             0.63             --           --        22.21
  For the year ended
    3/31/99                  18.64           0.50             3.11          (0.54)       (0.18)       21.53
  For the year ended
    3/31/98                  14.97           0.47             4.20          (0.47)       (0.53)       18.64
  For the year ended
    3/31/97                  14.45           0.51             1.51          (0.52)       (0.98)       14.97
  For the year ended
    3/31/96                  11.86           0.53             2.59          (0.53)          --        14.45
                                           U.S. FIXED INCOME FUNDS
SHORT INTERMEDIATE
  For the period ended
    9/30/00 (4)             $12.44         $ 0.42           $ 0.07         $(0.45)      $   --       $12.48
  For the year ended
    3/31/00                  12.72           0.76            (0.29)         (0.75)          --        12.44
  For the year ended
    3/31/99                  12.76           0.79            (0.04)         (0.79)          --        12.72
  For the year ended
    3/31/98                  12.66           0.83             0.10          (0.83)          --        12.76
  For the year ended
    3/31/97                  12.79           0.79            (0.13)         (0.79)          --        12.66
  8/31/95 (commenced) to
    3/31/96                  12.50           0.37             0.29          (0.37)          --        12.79
HIGH QUALITY BOND
  For the period ended
    9/30/00 (4)             $12.11         $ 0.41           $ 0.06         $(0.43)      $   --       $12.15
  For the period 5/7/99
    through 3/31/00          12.66           0.73            (0.56)         (0.72)          --        12.11
  For the period 4/1/99
    through 5/7/99 (4)       12.71           0.08            (0.05)         (0.08)          --        12.66
  For the year ended
    3/31/99                  13.10           0.83            (0.05)         (0.78)       (0.39)       12.71
  For the year ended
    3/31/98                  12.54           0.84             0.70          (0.84)       (0.14)       13.10
  For the year ended
    3/31/97                  12.72           0.79            (0.17)         (0.80)          --        12.54
  8/31/95 (commenced) to
    3/31/96                  12.50           0.45             0.47          (0.44)       (0.26)       12.72
HIGH YIELD BOND
  For the period ended
    9/30/00 (4)             $11.95         $ 0.61           $(0.45)        $(0.60)      $   --       $11.51
  For the period 5/7/99
    through 3/31/00          12.58           1.05            (0.64)         (1.04)          --        11.95
  For the period 4/1/99
    through 5/7/99 (4)       12.37           0.13             0.18          (0.10)          --        12.58
  For the year ended
    3/31/99                  13.46           1.25            (1.06)         (1.28)          --        12.37
  For the year ended
    3/31/98                  13.20           1.11             2.02          (1.15)       (1.72)       13.46
  7/31/96 (commenced) to
    3/31/97                  12.50           0.74             0.95          (0.73)       (0.26)       13.20

----------------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.
(5)  Net expenses include certain items not subject to expense reimbursement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (3)
                                       ---------------------------------------------------------
                                                                      EXPENSE                      FUND'S
                                            NET                   (REIMBURSEMENTS)                PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     ----------------      NET       TURNOVER     ENDING
                           RETURN (2)  INCOME (LOSS)   EXPENSES      RECOUPMENT     EXPENSES (5)    RATE     (IN 000'S)
------------------------------------------------------------------------------------------------------------------------
                                                   U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/00 (4)               (5.68%)        (0.68%)      1.03%           (0.03%)        1.00%         63%    $ 67,951
  For the period 5/7/99
    through 3/31/00           70.86%         (0.44%)      1.20%           (0.19%)        1.01%        154%      37,982
  For the period 4/1/99
    through 5/7/99 (4)         8.52%         (0.40%)      0.98%              --          0.98%         18%       6,043
  For the year ended
    3/31/99                   64.28%         (0.01%)      1.63%           (0.65%)        0.98%        253%       5,940
  For the year ended
    3/31/98                   63.32%         (0.17%)      3.67%           (2.66%)        1.01%        306%       2,556
  12/27/96 (commenced) to
    3/31/97                    4.00%         (0.06%)      4.99%           (3.99%)        1.00%        321%       1,293
MID CAP GROWTH
  For the period ended
    9/30/00 (4)               (1.86%)        (0.70%)      1.02%           (0.01%)        1.01%         75%    $240,426
  For the period 5/7/99
    through 3/31/00          113.48%         (0.60%)      1.09%           (0.08%)        1.01%        110%     252,377
  For the period 4/1/99
    through 5/7/99 (4)         1.41%         (0.70%)      0.99%              --          0.99%         25%     128,710
  For the year ended
    3/31/99                   16.09%         (0.44%)      1.04%           (0.08%)        0.96%        154%     165,014
  For the year ended
    3/31/98                   42.49%         (0.72%)      1.19%           (0.22%)        0.97%        200%     169,412
  For the year ended
    3/31/97                    1.74%         (0.45%)      1.02%           (0.02%)        1.00%        153%     156,443
  For the year ended
    3/31/96                   35.81%         (0.32%)      1.06%           (0.08%)        0.98%        114%     149,969
SMALL CAP GROWTH
  For the period ended
    9/30/00 (4)              (12.21%)        (0.24%)      1.33%           (0.14%)        1.19%         45%    $258,691
  For the period 5/7/99
    through 3/31/00           96.49%         (0.68%)      1.38%           (0.19%)        1.19%         84%     276,556
  For the period 4/1/99
    through 5/7/99 (4)         3.70%         (0.87%)      1.17%              --          1.17%         18%     197,120
  For the year ended
    3/31/99                    1.03%         (0.71%)      1.35%           (0.10%)        1.25%         90%     213,149
  For the year ended
    3/31/98                   47.38%         (1.16%)      1.44%           (0.25%)        1.19%         92%     257,599
  For the year ended
    3/31/97                   (5.66%)        (0.72%)      1.26%           (0.09%)        1.17%        113%     167,230
  For the year ended
    3/31/96                   38.27%         (0.62%)      1.20%           (0.04%)        1.16%        130%     224,077
MINI CAP GROWTH
  For the period ended
    9/30/00 (4)              (13.16%)        (1.10%)      1.62%           (0.04%)        1.58%         54%    $ 91,610
  For the year ended
    3/31/00                  151.76%         (1.32%)      1.76%           (0.19%)        1.57%        141%      92,221
  For the year ended
    3/31/99                  (13.78%)        (1.18%)      1.70%           (0.11%)        1.59%        115%      53,593
  For the year ended
    3/31/98                   68.89%         (2.51%)      1.83%           (0.26%)        1.57%        113%      82,122
  For the year ended
    3/31/97                    3.90%         (1.08%)      1.99%           (0.43%)        1.56%        164%      28,712
  7/12/95 (commenced) to
    3/31/96                   26.80%         (0.98%)      2.46%           (0.91%)        1.55%        107%      25,237
VALUE
  For the period ended
    9/30/00 (4)                5.79%          0.93%       1.29%           (0.24%)        1.05%         71%    $ 35,511
  For the period 5/7/99
    through 3/31/00           (4.87%)         0.97%       1.26%           (0.24%)        1.02%        143%      23,185
  For the period 4/1/99
    through 5/7/99 (4)        10.00%          0.45%       2.48%           (1.50%)        0.98%          7%      27,818
  For the year ended
    3/31/99                    4.43%          0.87%       2.11%           (1.12%)        0.99%        147%      15,322
  For the year ended
    3/31/98                   57.78%          2.33%       2.46%           (1.45%)        1.01%         55%      10,260
  4/30/96 (commenced) to
    3/31/97                   26.77%          1.64%       3.34%           (2.34%)        1.00%        139%       3,062
CONVERTIBLE
  For the period ended
    9/30/00 (4)               (0.36%)         2.30%       1.04%           (0.03%)        1.01%         51%    $152,731
  For the period 5/7/99
    through 3/31/00           54.31%          2.02%       1.27%           (0.24%)        1.03%        149%     114,655
  For the period 4/1/99
    through 5/7/99 (4)         3.16%          2.15%       0.99%              --          0.99%         11%      90,843
  For the year ended
    3/31/99                   19.93%          2.67%       1.07%           (0.11%)        0.96%        138%      88,590
  For the year ended
    3/31/98                   31.78%          6.25%       1.20%           (0.23%)        0.97%        160%      80,084
  For the year ended
    3/31/97                   14.37%          3.43%       1.37%           (0.37%)        1.00%        167%      18,344
  For the year ended
    3/31/96                   26.69%          3.88%       1.53%           (0.53%)        1.00%        145%      17,239
                                                U.S. FIXED INCOME FUNDS
SHORT INTERMEDIATE
  For the period ended
    9/30/00 (4)                3.96%          6.48%       0.92%           (0.53%)        0.39%        236%    $ 20,136
  For the year ended
    3/31/00                    3.80%          6.03%       0.95%           (0.61%)        0.34%        162%      21,136
  For the year ended
    3/31/99                    6.02%          6.11%       1.34%           (1.00%)        0.34%        104%      18,467
  For the year ended
    3/31/98                    7.50%         13.03%       1.51%           (1.15%)        0.36%        197%      13,535
  For the year ended
    3/31/97                    5.30%          6.18%       2.86%           (2.51%)        0.35%        132%       5,364
  8/31/95 (commenced) to
    3/31/96                    5.33%          5.81%       3.17%           (2.82%)        0.35%        114%       4,726
HIGH QUALITY BOND
  For the period ended
    9/30/00 (4)                4.01%          6.93%       1.33%           (0.86%)        0.47%        155%    $ 17,385
  For the period 5/7/99
    through 3/31/00            1.41%          6.67%       1.14%           (0.67%)        0.47%        161%      19,909
  For the period 4/1/99
    through 5/7/99 (4)         0.26%          6.45%       0.39%              --          0.39%         22%      18,187
  For the year ended
    3/31/99                    6.14%          6.41%       1.15%           (0.72%)        0.43%        274%      15,735
  For the year ended
    3/31/98                   12.60%         12.80%       1.64%           (1.18%)        0.46%        407%      15,759
  For the year ended
    3/31/97                    4.98%          6.12%       3.74%           (3.29%)        0.45%        190%      15,865
  8/31/95 (commenced) to
    3/31/96                    5.49%          6.39%       6.45%           (6.00%)        0.45%         60%       4,413
HIGH YIELD BOND
  For the period ended
    9/30/00 (4)                1.32%         10.33%       1.22%           (0.45%)        0.77%         60%    $ 22,098
  For the period 5/7/99
    through 3/31/00            3.39%          9.97%       1.31%           (0.50%)        0.81%        113%      21,552
  For the period 4/1/99
    through 5/7/99 (4)         2.75%         10.66%       0.58%           (0.02%)        0.56%         25%      11,412
  For the year ended
    3/31/99                    1.69%          9.79%       1.09%           (0.41%)        0.68%        242%      11,319
  For the year ended
    3/31/98                   25.49%          8.28%       2.66%           (1.90%)        0.76%        484%      10,771
  7/31/96 (commenced) to
    3/31/97                   13.90%          8.47%       1.95%           (1.20%)        0.75%        465%       4,608

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

                                                          GLOBAL
                             WORLDWIDE       GLOBAL      GROWTH &       GLOBAL
                              GROWTH       BLUE CHIP      INCOME      TECHNOLOGY
ASSETS
Investments, at value*     $163,531,128   $20,463,398   $5,143,415   $306,747,545
Foreign currencies, at
  value**                       390,140       223,686       61,500         71,133
Cash                         18,175,115     1,317,114      386,101     32,951,350
Receivables:
  Investment securities
    sold                      9,192,451     1,481,657      405,124      6,917,663
  Capital shares sold           132,132         2,683           51        229,366
  Dividends                     156,195        10,628        4,021         43,916
  Interest                           13            --        4,105             --
  From investment advisor            --         7,702        6,795             --
Unrealized gain on
  forward currency
  contracts                          --            --           --             --
Other assets                      5,124           279          127         24,585
                           ------------   -----------   ----------   ------------
    Total Assets            191,582,298    23,507,147    6,011,239    346,985,558
                           ------------   -----------   ----------   ------------
LIABILITIES
Payables:
  Bank overdraft           $         --   $        --   $       --   $  1,987,602
  Investments purchased      12,904,453     2,390,943      447,883      3,929,320
  Capital shares
    purchased                    10,372         2,683           46      2,007,638
  Collateral on
    securities loaned        14,109,095       753,900      302,500     32,951,350
  Dividends                          --            --           --         16,986
  To investment advisor         144,501        13,383        3,925        256,249
Unrealized loss on
  forward currency
  contracts                          --            --           --             --
Other liabilities               166,899        48,191       56,614        242,840
                           ------------   -----------   ----------   ------------
    Total Liabilities        27,335,320     3,209,100      810,968     41,391,985
                           ------------   -----------   ----------   ------------
NET ASSETS                 $164,246,978   $20,298,047   $5,200,271   $305,593,573
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------

   * Investments, at cost  $136,862,105   $18,063,282   $4,581,422   $257,626,080
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
  ** Foreign currencies,
    at cost                $    411,501   $   228,287   $   62,762   $     71,774
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $103,044,513   $10,866,306   $3,293,996   $210,866,435
Undistributed net
  investment income
  (loss)                        461,305       124,071       85,545       (822,235)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                 34,050,741     6,907,002    1,258,152     46,426,472
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      26,690,419     2,400,668      562,578     49,122,901
                           ------------   -----------   ----------   ------------
Net assets applicable to
  all shares outstanding   $164,246,978   $20,298,047   $5,200,271   $305,593,573
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Net Assets of
  Institutional Shares     $164,246,978   $20,298,047   $5,200,271   $305,593,573
Net Assets of Retirement
  Shares                             NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Institutional Shares
  outstanding                 4,766,370       701,536      304,621      2,422,907
Retirement Shares
  outstanding                        NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Net Asset Value --
  Institutional Share      $      34.46   $     28.93   $    17.07   $     126.13
Net Asset Value --
  Retirement Share                   NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                        INTERNATIONAL
                              GLOBAL     INTERNATIONAL    SMALL CAP      EMERGING       PACIFIC
                           HEALTH CARE    CORE GROWTH      GROWTH        COUNTRIES        RIM
ASSETS
Investments, at value*     $171,640,671  $306,886,804   $278,358,890   $281,305,466   $2,315,653
Foreign currencies, at
  value**                            --            --        183,713      3,217,571           60
Cash                         21,001,111    52,167,642     68,009,865     29,628,714        9,750
Receivables:
  Investment securities
    sold                     13,778,979     9,149,049      6,792,168     10,830,670      160,319
  Capital shares sold           719,736     7,845,352     11,869,894        778,362           91
  Dividends                       5,649       577,366        208,413        619,912        2,656
  Interest                           --            --             --              6           --
  From investment advisor            --            --             --             --       16,751
Unrealized gain on
  forward currency
  contracts                          --            --             --             --           --
Other assets                     34,844         6,983         36,686         27,829           --
                           ------------  ------------   ------------   ------------   ----------
    Total Assets            207,180,990   376,633,196    365,459,629    326,408,530    2,505,280
                           ------------  ------------   ------------   ------------   ----------
LIABILITIES
Payables:
  Bank overdraft           $         --  $    151,649   $         --   $         --   $   34,376
  Investments purchased      26,190,760    27,846,892     35,801,271     19,824,711       80,685
  Capital shares
    purchased                   666,130     7,821,245     10,248,453        293,944          140
  Collateral on
    securities loaned        12,344,450    34,744,493     41,722,821     23,362,400        9,750
  Dividends                          --            --             --             --           --
  To investment advisor         123,185       273,108        238,091        289,289        1,962
Unrealized loss on
  forward currency
  contracts                          --            --             --             --           --
Other liabilities                81,377       218,869        216,101        320,810       48,675
                           ------------  ------------   ------------   ------------   ----------
    Total Liabilities        39,405,902    71,056,256     88,226,737     44,091,154      175,588
                           ------------  ------------   ------------   ------------   ----------
NET ASSETS                 $167,775,088  $305,576,940   $277,232,892   $282,317,376   $2,329,692
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------

   * Investments, at cost  $132,102,867  $286,023,849   $248,609,169   $270,987,190   $2,307,940
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------
  ** Foreign currencies,
    at cost                $         --  $   (151,245)  $    183,703   $  3,235,144   $       60
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------
NET ASSETS CONSIST OF:
Paid-in capital            $102,224,834  $274,640,578   $201,135,178   $274,439,084   $1,470,918
Undistributed net
  investment income
  (loss)                        474,703       345,814     (1,095,100)       359,306       56,979
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                 25,537,758     9,561,263     47,367,959     (2,764,201)     794,151
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      39,537,793    21,029,285     29,824,855     10,283,187        7,644
                           ------------  ------------   ------------   ------------   ----------
Net assets applicable to
  all shares outstanding   $167,775,088  $305,576,940   $277,232,892   $282,317,376   $2,329,692
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------
Net Assets of
  Institutional Shares     $167,775,088  $291,186,946   $277,232,892   $282,317,205   $2,329,692
Net Assets of Retirement
  Shares                             NA    14,389,994             NA            171           NA
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------
Institutional Shares
  outstanding                 3,931,750    10,727,648      6,256,288     15,871,280      110,782
Retirement Shares
  outstanding                        NA       531,384             NA             10           NA
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------
Net Asset Value --
  Institutional Share      $      42.67  $      27.14   $      44.31   $      17.79   $    21.03
Net Asset Value --
  Retirement Share                   NA  $      27.08             NA   $      17.10           NA
                           ------------  ------------   ------------   ------------   ----------
                           ------------  ------------   ------------   ------------   ----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED
SEPTEMBER 30, 2000 (UNAUDITED)

                              LATIN       LARGE CAP       MID CAP       SMALL CAP      MINI CAP
                             AMERICA       GROWTH         GROWTH         GROWTH         GROWTH
ASSETS
Investments, at value*     $4,619,946   $155,341,326   $241,422,169   $268,009,888   $ 91,825,294
Foreign currencies, at
  value**                      13,180             --             --             --             --
Cash                        1,874,705     20,500,923     25,321,837     51,375,805     16,325,530
Receivables:
  Investment securities
    sold                      600,278      7,962,966      6,285,761      1,154,972        509,306
  Capital shares sold              --      2,342,242          5,070        251,152      3,499,556
  Dividends                       976         14,672          2,555         12,267          1,680
  Interest                         --             --             --             --             --
  From investment advisor       6,913            351             --         16,471             --
Unrealized gain on
  forward currency
  contracts                        --             --             --             --             --
Other assets                    1,974         17,292         10,541          9,656          5,592
                           ----------   ------------   ------------   ------------   ------------
    Total Assets            7,117,972    186,179,772    273,047,933    320,830,211    112,166,958
                           ----------   ------------   ------------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $       --   $         --   $         --   $         --   $         --
  Investments purchased     1,414,787     17,267,581     12,725,279     26,801,649      7,426,327
  Capital shares
    purchased                      10      2,314,353             --        180,430      2,788,717
  Collateral on
    securities loaned       1,223,600     14,564,900     19,573,500     29,142,150     10,154,400
  Dividends                        --             --             --             --             --
  To investment advisor         4,595         92,302        149,504        215,332         95,540
Unrealized loss on
  forward currency
  contracts                        --             --             --             --             --
Other liabilities              32,248         99,167        154,405        222,991         92,330
                           ----------   ------------   ------------   ------------   ------------
    Total Liabilities       2,675,240     34,338,303     32,602,688     56,562,552     20,557,314
                           ----------   ------------   ------------   ------------   ------------
NET ASSETS                 $4,442,732   $151,841,469   $240,445,245   $264,267,659   $ 91,609,644
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------

   * Investments, at cost  $4,353,084   $129,220,689   $167,810,798   $197,792,156   $ 74,512,628
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
  ** Foreign currencies,
    at cost                $   13,333   $         --   $         --   $         --   $         --
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $3,130,733   $125,021,375   $105,718,629   $144,886,605   $ 35,626,095
Undistributed net
  investment income
  (loss)                      (33,144)      (261,847)       168,556      1,086,442      2,624,807
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                1,079,112        961,304     60,946,689     48,076,880     36,046,076
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       266,031     26,120,637     73,611,371     70,217,732     17,312,666
                           ----------   ------------   ------------   ------------   ------------
Net assets applicable to
  all shares outstanding   $4,442,732   $151,841,469   $240,445,245   $264,267,659   $ 91,609,644
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Net Assets of
  Institutional Shares     $4,442,732   $ 67,951,489   $240,425,750   $258,691,050   $ 91,609,644
Net Assets of Retirement
  Shares                           NA     83,889,980         19,495      5,576,609             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Institutional Shares
  outstanding                 257,667      1,446,072      5,902,556     10,901,821      2,480,166
Retirement Shares
  outstanding                      NA      1,790,046            479        235,226             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Net Asset Value --
  Institutional Share      $    17.24   $      46.99   $      40.73   $      23.73   $      36.94
Net Asset Value --
  Retirement Share                 NA   $      46.86   $      40.70   $      23.71             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           SHORT      HIGH QUALITY   HIGH YIELD
                              VALUE       CONVERTIBLE   INTERMEDIATE      BOND          BOND
ASSETS
Investments, at value*     $45,246,887   $151,227,841   $20,200,659   $21,348,940   $21,565,330
Foreign currencies, at
  value**                           --             --            --            --            --
Cash                         2,961,804        601,741       143,723       655,574       707,243
Receivables:
  Investment securities
    sold                            --      7,429,145            --       511,850       488,172
  Capital shares sold           65,370             21       207,654        21,069         8,212
  Dividends                     73,507         65,083            --            --            --
  Interest                          --        501,981       278,326       314,140       553,853
  From investment advisor        5,964             --         8,416        16,202         9,049
Unrealized gain on
  forward currency
  contracts                         --             --            --            --            --
Other assets                     4,659          8,098         3,560        11,286        29,636
                           -----------   ------------   -----------   -----------   -----------
    Total Assets            48,358,191    159,833,910    20,842,338    22,879,061    23,361,495
                           -----------   ------------   -----------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft           $        --   $         --   $        --   $        --   $        --
  Investments purchased      3,121,877      6,866,008       180,715     1,239,900     1,151,594
  Capital shares
    purchased                   44,438             --       468,789        12,488         8,212
  Collateral on
    securities loaned          537,300             --            --            --            --
  Dividends                         10         35,869        13,603         1,106        53,989
  To investment advisor         26,214         90,977         4,967         7,690        10,729
Unrealized loss on
  forward currency
  contracts                         --             --            --         5,729            --
Other liabilities               62,196        110,177        38,277        60,924        38,948
                           -----------   ------------   -----------   -----------   -----------
    Total Liabilities        3,792,035      7,103,031       706,351     1,327,837     1,263,472
                           -----------   ------------   -----------   -----------   -----------
NET ASSETS                 $44,566,156   $152,730,879   $20,135,987   $21,551,224   $22,098,023
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------

   * Investments, at cost  $43,368,361   $130,096,268   $20,192,923   $21,397,275   $23,103,711
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
  ** Foreign currencies,
    at cost                $        --   $         --   $        --   $        --   $        --
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $43,982,463   $127,191,614   $20,537,821   $22,375,823   $23,593,938
Undistributed net
  investment income
  (loss)                       258,374         (5,595)       32,148        20,525        48,430
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (1,553,207)     4,413,287      (441,718)     (744,058)       (5,964)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      1,878,526     21,131,573         7,736      (101,066)   (1,538,381)
                           -----------   ------------   -----------   -----------   -----------
Net assets applicable to
  all shares outstanding   $44,566,156   $152,730,879   $20,135,987   $21,551,224   $22,098,023
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Net Assets of
  Institutional Shares     $35,511,256   $152,730,879   $20,135,987   $17,385,368   $22,097,863
Net Assets of Retirement
  Shares                     9,054,900             NA            NA     4,165,856           160
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Institutional Shares
  outstanding                1,543,494      4,600,969     1,613,861     1,431,040     1,920,018
Retirement Shares
  outstanding                  394,161                           NA       342,443            14
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Net Asset Value --
  Institutional Share      $     23.01   $      33.20   $     12.48   $     12.15   $     11.51
Net Asset Value --
  Retirement Share         $     22.97             NA            NA   $     12.17   $     11.43
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                           GLOBAL
                             WORLDWIDE       GLOBAL       GROWTH &       GLOBAL         GLOBAL
                              GROWTH       BLUE CHIP       INCOME      TECHNOLOGY    HEALTH CARE
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $    620,544   $    52,382   $    20,673   $    156,623   $   140,102
Interest                         92,279         1,675        29,576        214,404       249,706
Securities lending              167,424        80,997         5,843        184,640        59,745
                           ------------   -----------   -----------   ------------   -----------
  Total Income                  880,247       135,054        56,092        555,667       449,553
                           ------------   -----------   -----------   ------------   -----------
EXPENSES
Advisory fee                    860,795        84,930        31,281      1,581,117       658,026
Accounting and
  administration fees            43,690        23,221        23,669         56,888        34,058
Custodian fees                   84,903        41,350        24,432        155,870        35,690
Transfer agent fees and
  expenses                       20,578         8,665         6,165         40,583        18,195
Distribution and
  shareholder servicing
  fees                               --            --            --             --            --
Administrative services          86,079        10,616         3,680        158,415        65,803
Professional fees                19,536         2,870           977         38,854        13,354
Shareholder reporting             2,693           381           142          5,022         2,646
Registration fees                10,887         2,673           943         17,083        22,170
Trustees' fees and
  expenses                        2,190           316           118          3,883         1,526
Interest and credit
  facility fee                    7,149         5,856         1,386         46,583         2,017
Insurance                           113            --            --             36            --
Miscellaneous                     7,349         1,469         1,695         54,036         8,370
                           ------------   -----------   -----------   ------------   -----------
    Total Expenses            1,145,962       182,347        94,488      2,158,370       861,855
Expenses
  (reimbursed)/recouped          24,039       (48,473)      (41,840)        87,005        11,329
                           ------------   -----------   -----------   ------------   -----------
  Net Expenses                1,170,001       133,874        52,648      2,245,375       873,184
                           ------------   -----------   -----------   ------------   -----------
NET INVESTMENT INCOME
  (LOSS)                       (289,754)        1,180         3,444     (1,689,708)     (423,631)
                           ------------   -----------   -----------   ------------   -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  9,255,431     1,512,171       203,817    (34,691,448)    8,974,017
  Foreign currency
    transactions               (340,835)      (31,819)      (15,952)      (532,033)     (101,327)
                           ------------   -----------   -----------   ------------   -----------
    Net realized gain
      (loss)                  8,914,596     1,480,352       187,865    (35,223,481)    8,872,690
                           ------------   -----------   -----------   ------------   -----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               (28,484,590)   (3,738,906)   (1,006,055)    (9,517,773)   36,673,533
  Other assets and
    liabilities
    denominated in
    foreign currencies           (6,073)         (387)         (286)          (217)          (11)
                           ------------   -----------   -----------   ------------   -----------
      Net unrealized
        appreciation
        (depreciation)      (28,490,663)   (3,739,293)   (1,006,341)    (9,517,990)   36,673,522
                           ------------   -----------   -----------   ------------   -----------
NET GAIN (LOSS) ON
  INVESTMENTS               (19,576,067)   (2,258,941)     (818,476)   (44,741,471)   45,546,212
                           ------------   -----------   -----------   ------------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $(19,865,821)  $(2,257,761)  $  (815,032)  $(46,431,179)  $45,122,581
                           ------------   -----------   -----------   ------------   -----------
                           ------------   -----------   -----------   ------------   -----------
   *Foreign taxes
     withheld:             $     61,002   $     2,753   $       941   $     19,507   $     5,695
                           ------------   -----------   -----------   ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                           INTERNATIONAL   INTERNATIONAL       EMERGING       PACIFIC       LATIN       LARGE CAP       MID CAP
                            CORE GROWTH   SMALL CAP GROWTH    COUNTRIES         RIM        AMERICA       GROWTH          GROWTH
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $  1,747,022    $    660,443     $  1,382,926    $   1,636    $  13,457    $    98,415    $     32,409
Interest                        661,154         700,979          494,627          329        6,985         85,079         138,074
Securities lending              351,450         222,692          171,391        3,087        9,223         28,490         163,500
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
  Total Income                2,759,626       1,584,114        2,048,944        5,052       29,665        211,984         333,983
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
EXPENSES
Advisory fee                  1,546,441       1,288,605        1,730,843       13,101       28,358        490,698         822,211
Accounting and
  administration fees            65,272          54,562           61,030       22,905       22,978         36,675          55,314
Custodian fees                  124,907         138,348          280,470       58,024       16,594         20,790          34,499
Transfer agent fees and
  expenses                       32,379          27,363           28,834        5,767        6,001         18,455          27,325
Distribution and
  shareholder servicing
  fees                           17,900              --               --           --           --        100,967              17
Administrative services         154,644         128,860          138,984        1,298        2,269         65,426         109,629
Professional fees                35,103          30,303           33,765          694          684         14,151          24,053
Shareholder reporting             4,960           3,947            4,681           55          237          1,802           3,487
Registration fees                20,126          13,611           23,104        3,203        1,718         11,838          19,728
Trustees' fees and
  expenses                        3,733           2,996            3,223           54           79          1,444           2,618
Interest and credit
  facility fee                    1,777           1,451           35,682        7,729          662          1,643           4,212
Insurance                           101              69              149           --            2             17             107
Miscellaneous                    17,581          22,966           35,867          856          905          9,565          13,028
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
    Total Expenses            2,024,924       1,713,081        2,376,632      113,686       80,487        773,471       1,116,228
Expenses
  (reimbursed)/recouped         160,534         100,744          (38,554)     (86,826)     (41,608)       (15,807)        (14,847)
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
  Net Expenses                2,185,458       1,813,825        2,338,078       26,860       38,879        757,664       1,101,381
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
NET INVESTMENT INCOME
  (LOSS)                        574,168        (229,711)        (289,134)     (21,808)      (9,214)      (545,680)       (767,398)
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 (4,473,275)     (2,341,598)     (25,504,237)    (289,974)    (258,974)    (2,397,894)     44,761,610
  Foreign currency
    transactions             (1,078,860)       (264,103)        (355,785)     (50,685)       4,121             --              --
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
    Net realized gain
      (loss)                 (5,552,135)     (2,605,701)     (25,860,022)    (340,659)    (254,853)    (2,397,894)     44,761,610
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               (44,636,485)    (34,091,583)     (56,210,160)    (297,145)    (610,479)    (4,412,487)    (49,252,844)
  Other assets and
    liabilities
    denominated in
    foreign currencies          (18,212)         (3,086)          (4,156)         (10)           8             --              --
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
      Net unrealized
        appreciation
        (depreciation)      (44,654,697)    (34,094,669)     (56,214,316)    (297,155)    (610,471)    (4,412,487)    (49,252,844)
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
NET GAIN (LOSS) ON
  INVESTMENTS               (50,206,832)    (36,700,370)     (82,074,338)    (637,814)    (865,324)    (6,810,381)     (4,491,234)
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $(49,632,664)   $(36,930,081)    $(82,363,472)   $(659,622)   $(874,538)   $(7,356,061)   $ (5,258,632)
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------
   *Foreign taxes
     withheld:             $    177,762    $     71,333     $    116,214    $    (286)   $   1,910    $       762    $         --
                           ------------    ------------     ------------    ---------    ---------    -----------    ------------

                             SMALL CAP
                               GROWTH
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $     59,716
Interest                        587,914
Securities lending              542,228
                           ------------
  Total Income                1,189,858
                           ------------
EXPENSES
Advisory fee                  1,268,137
Accounting and
  administration fees            58,306
Custodian fees                  106,203
Transfer agent fees and
  expenses                       30,934
Distribution and
  shareholder servicing
  fees                            6,517
Administrative services         126,805
Professional fees                27,205
Shareholder reporting             4,255
Registration fees                22,500
Trustees' fees and
  expenses                        3,127
Interest and credit
  facility fee                   18,011
Insurance                           164
Miscellaneous                    15,640
                           ------------
    Total Expenses            1,687,804
Expenses
  (reimbursed)/recouped        (182,648)
                           ------------
  Net Expenses                1,505,156
                           ------------
NET INVESTMENT INCOME
  (LOSS)                       (315,298)
                           ------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 16,525,696
  Foreign currency
    transactions                     --
                           ------------
    Net realized gain
      (loss)                 16,525,696
                           ------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               (49,862,749)
  Other assets and
    liabilities
    denominated in
    foreign currencies               --
                           ------------
      Net unrealized
        appreciation
        (depreciation)      (49,862,749)
                           ------------
NET GAIN (LOSS) ON
  INVESTMENTS               (33,337,053)
                           ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $(33,652,351)
                           ------------
                           ------------
   *Foreign taxes
     withheld:             $      4,944
                           ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS -- CONTINUED
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                              MINI CAP                                     SHORT      HIGH QUALITY  HIGH YIELD
                               GROWTH         VALUE       CONVERTIBLE   INTERMEDIATE      BOND         BOND
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $      2,969    $  351,621    $   570,690     $      --     $   4,376    $       37
Interest                        141,490        33,266      1,527,756       807,346       792,416     1,218,334
Securities lending               49,094         3,716         18,354            --            --         3,716
                           ------------    ----------    -----------     ---------     ---------    ----------
  Total Income                  193,553       388,603      2,116,800       807,346       796,792     1,222,087
                           ------------    ----------    -----------     ---------     ---------    ----------
EXPENSES
Advisory fee                    511,111       147,739        480,569        35,265        48,413        66,096
Accounting and
  administration fees            25,264        27,417         32,287        23,289        32,052        23,239
Custodian fees                   28,042        20,825         37,885        14,743        24,538        13,743
Transfer agent fees and
  expenses                       14,437        11,486         14,718         6,761        10,383         7,308
Distribution and
  shareholder servicing
  fees                               --        10,291             --            --         4,326            --
Administrative services          40,889        19,699         64,076        11,755        10,758        11,016
Professional fees                 8,433         3,626         13,518         2,449         2,234         2,320
Shareholder reporting             1,397           303          2,047           345           259           368
Registration fees                20,029        11,865          5,163         7,252        10,578         5,793
Trustees' fees and
  expenses                        1,133           492          1,548           437           312           299
Interest and credit
  facility fee                    5,953         7,788            711         3,848         1,615           606
Insurance                           122            --             42            --            16            10
Miscellaneous                     4,730         2,491         11,011         1,763         1,854         3,080
                           ------------    ----------    -----------     ---------     ---------    ----------
    Total Expenses              661,540       264,022        663,575       107,907       147,338       133,878
Expenses
  (reimbursed)/recouped         (16,940)      (48,190)       (20,850)      (62,568)      (92,194)      (49,875)
                           ------------    ----------    -----------     ---------     ---------    ----------
  Net Expenses                  644,600       215,832        642,725        45,339        55,144        84,003
                           ------------    ----------    -----------     ---------     ---------    ----------
NET INVESTMENT INCOME
  (LOSS)                       (451,047)      172,771      1,474,075       762,007       741,648     1,138,084
                           ------------    ----------    -----------     ---------     ---------    ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  7,613,232       298,461     (2,685,006)     (150,363)     (203,347)       (6,019)
  Foreign currency
    transactions                     --            --             --           694       (26,984)           --
                           ------------    ----------    -----------     ---------     ---------    ----------
    Net realized gain
      (loss)                  7,613,232       298,461     (2,685,006)     (149,669)     (230,331)       (6,019)
                           ------------    ----------    -----------     ---------     ---------    ----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               (19,746,882)    1,951,173      3,368,803       268,102       377,496      (859,641)
  Other assets and
    liabilities
    denominated in
    foreign currencies               --            --             --            --       (54,178)           --
                           ------------    ----------    -----------     ---------     ---------    ----------
      Net unrealized
        appreciation
        (depreciation)      (19,746,882)    1,951,173      3,368,803       268,102       323,318      (859,641)
                           ------------    ----------    -----------     ---------     ---------    ----------
NET GAIN (LOSS) ON
  INVESTMENTS               (12,133,650)    2,249,634        683,797       118,433        92,987      (865,660)
                           ------------    ----------    -----------     ---------     ---------    ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $(12,584,697)   $2,422,405    $ 2,157,872     $ 880,440     $ 834,635    $  272,424
                           ------------    ----------    -----------     ---------     ---------    ----------
                           ------------    ----------    -----------     ---------     ---------    ----------
   *Foreign taxes
     withheld:             $         --    $       --    $        --     $      --     $     180    $      468
                           ------------    ----------    -----------     ---------     ---------    ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                                   WORLDWIDE GROWTH                 GLOBAL BLUE CHIP
                           -----------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,
                                 2000          MARCH 31,           2000          MARCH 31,
                             (UNAUDITED)        2000(1)        (UNAUDITED)         2000
                           ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                  $   (289,754)    $   (753,976)     $     1,180     $  (130,041)
  Net realized gain
    (loss)                     8,914,596       26,641,180        1,480,352       7,868,229
  Net unrealized
    appreciation
    (depreciation)           (28,490,663)      55,181,082       (3,739,293)      4,588,189
                            ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (19,865,821)      81,068,286       (2,257,761)     12,326,377
                            ------------     ------------      -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --              --
    Retirement Class                  --               --               --              --
  From net realized gains
    Institutional Class               --               --               --      (4,422,006)
    Retirement Class                  --               --               --              --
                            ------------     ------------      -----------     -----------
    Total distributions               --               --               --      (4,422,006)
                            ------------     ------------      -----------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       10,996,629      146,406,133        4,018,436      10,550,201
    Retirement Class                  --               --               --              --
  Distributions
    reinvested
    Institutional Class               --               --               --       4,233,563
    Retirement Class                  --               --               --              --
  Cost of shares redeemed
    Institutional Class      (15,614,430)     (38,743,819)      (6,204,240)     (8,360,095)
    Retirement Class                  --               --               --              --
                            ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            (4,617,801)     107,662,314       (2,185,804)      6,423,669
                            ------------     ------------      -----------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (24,483,622)     188,730,600       (4,443,565)     14,328,040
NET ASSETS
  Beginning                 $188,730,600     $         --      $24,741,612     $10,413,572
                            ------------     ------------      -----------     -----------
  Ending                    $164,246,978     $188,730,600      $20,298,047     $24,741,612
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
Undistributed net
  investment income
  (loss), ending            $    461,305     $     (1,458)     $   124,071     $   (23,718)
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    316,269        5,947,950          135,731         379,085
  Distributions
    reinvested                        --               --               --         188,410
  Shares redeemed               (426,628)      (1,071,221)        (209,459)       (300,726)
                            ------------     ------------      -----------     -----------
  Net Institutional Share
    Activity                    (110,359)       4,876,729          (73,728)        266,769
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --               --              --
  Distributions
    reinvested                        --               --               --              --
  Shares redeemed                     --               --               --              --
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
  Net Retirement Share
    Activity                          --               --               --              --
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 7/31/98.
(3)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                GLOBAL GROWTH & INCOME              GLOBAL TECHNOLOGY                 GLOBAL HEALTH CARE
                           ----------------------------------------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,                     SEPTEMBER 30,
                                 2000          MARCH 31,           2000          MARCH 31,           2000          MARCH 31,
                             (UNAUDITED)          2000         (UNAUDITED)        2000(2)        (UNAUDITED)        2000(3)
                           ----------------  --------------  ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $     3,444      $    28,049     $ (1,689,708)      (1,472,131)    $   (423,631)    $   (188,133)
  Net realized gain
    (loss)                       187,865        2,195,646      (35,223,481)      95,422,851        8,872,690       17,760,882
  Net unrealized
    appreciation
    (depreciation)            (1,006,341)         872,764       (9,517,990)      54,283,446       36,673,522        2,864,271
                             -----------      -----------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                (815,032)       3,096,459      (46,431,179)     148,234,166       45,122,581       20,437,020
                             -----------      -----------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class           (6,645)         (47,530)              --               --               --           (9,347)
    Retirement Class                  --               --               --               --               --               --
  From net realized gains
    Institutional Class               --       (1,330,289)              --      (15,053,000)              --               --
    Retirement Class                  --               --               --               --               --               --
                             -----------      -----------     ------------     ------------     ------------     ------------
    Total distributions           (6,645)      (1,377,819)              --      (15,053,000)              --           (9,347)
                             -----------      -----------     ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class          408,010          566,038       86,603,642      395,262,091       41,978,316      145,842,989
    Retirement Class                  --               --               --               --               --               --
  Distributions
    reinvested
    Institutional Class            6,645        1,362,502               --       11,464,659               --            8,402
    Retirement Class                  --               --               --               --               --               --
  Cost of shares redeemed
    Institutional Class       (2,595,048)      (1,034,297)    (139,897,351)    (158,683,863)     (44,681,061)     (40,923,812)
    Retirement Class                  --               --               --               --               --               --
                             -----------      -----------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            (2,180,393)         894,243      (53,293,709)     248,042,887       (2,702,745)     104,927,579
                             -----------      -----------     ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                  (3,002,070)       2,612,883      (99,724,888)     381,224,053       42,419,836      125,355,252
NET ASSETS
  Beginning                  $ 8,202,341      $ 5,589,458     $405,318,461     $ 24,094,408     $125,355,252     $         --
                             -----------      -----------     ------------     ------------     ------------     ------------
  Ending                     $ 5,200,271      $ 8,202,341     $305,593,573     $405,318,461     $167,775,088     $125,355,252
                             -----------      -----------     ------------     ------------     ------------     ------------
                             -----------      -----------     ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending             $    85,545      $      (590)    $   (806,551)    $   (314,873)    $    474,703     $    350,427
                             -----------      -----------     ------------     ------------     ------------     ------------
                             -----------      -----------     ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     23,350           31,689          701,894        3,436,245        1,270,556        5,339,519
  Distributions
    reinvested                       378           85,461               --          135,503               --              455
  Shares redeemed               (147,318)         (56,394)      (1,196,101)      (1,194,324)      (1,394,259)      (1,284,521)
                             -----------      -----------     ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                    (123,590)          60,756         (494,207)       2,377,424         (123,703)       4,055,453
                             -----------      -----------     ------------     ------------     ------------     ------------
                             -----------      -----------     ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --               --               --               --               --
  Distributions
    reinvested                        --               --               --               --               --               --
  Shares redeemed                     --               --               --               --               --               --
                             -----------      -----------     ------------     ------------     ------------     ------------
                             -----------      -----------     ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                          --               --               --               --               --               --
                             -----------      -----------     ------------     ------------     ------------     ------------
                             -----------      -----------     ------------     ------------     ------------     ------------

                              INTERNATIONAL CORE GROWTH
                           --------------------------------
                            SEPTEMBER 30,
                                 2000          MARCH 31,
                             (UNAUDITED)        2000(1)
                           ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATION
  Net investment income
    (loss)                  $    574,168     $   (682,702)
  Net realized gain
    (loss)                    (5,552,135)      15,715,326
  Net unrealized
    appreciation
    (depreciation)           (44,654,697)      65,683,982
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (49,632,664)      80,716,606
                            ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --         (145,725)
    Retirement Class                  --           (1,855)
  From net realized gains
    Institutional Class               --               --
    Retirement Class                  --               --
                            ------------     ------------
    Total distributions               --         (147,580)
                            ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      117,931,652      284,041,615
    Retirement Class           5,598,984       25,716,559
  Distributions
    reinvested
    Institutional Class               --          124,755
    Retirement Class                  --            1,855
  Cost of shares redeemed
    Institutional Class      (83,012,126)     (56,751,676)
    Retirement Class          (4,416,109)     (14,594,931)
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            36,102,401      238,538,177
                            ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (13,530,263)     319,107,203
NET ASSETS
  Beginning                 $319,107,203     $         --
                            ------------     ------------
  Ending                    $305,576,940     $319,107,203
                            ------------     ------------
                            ------------     ------------
Undistributed net
  investment income
  (loss), ending            $    345,814     $   (529,318)
                            ------------     ------------
                            ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                  4,070,765       11,515,928
  Distributions
    reinvested                        --            3,880
  Shares redeemed             (2,863,243)      (1,999,682)
                            ------------     ------------
  Net Institutional Share
    Activity                   1,207,522        9,520,126
                            ------------     ------------
                            ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    197,328          964,480
  Distributions
    reinvested                        --               58
  Shares redeemed               (154,961)        (475,521)
                            ------------     ------------
                            ------------     ------------
  Net Retirement Share
    Activity                      42,367          489,017
                            ------------     ------------
                            ------------     ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                            INTERNATIONAL SMALL CAP GROWTH          EMERGING COUNTRIES
                           ------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,
                                 2000          MARCH 31,           2000          MARCH 31,
                             (UNAUDITED)        2000(1)        (UNAUDITED)        2000(1)
                           ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                  $   (229,711)    $   (958,516)    $   (289,134)    $ (1,228,652)
  Net realized gain
    (loss)                    (2,605,701)      53,440,757      (25,860,022)      24,972,913
  Net unrealized
    appreciation
    (depreciation)           (34,094,669)      63,919,524      (56,214,316)      66,497,503
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (36,930,081)     116,401,765      (82,363,472)      90,241,764
                            ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --               --
    Retirement Class                  --               --               --               --
  From net realized gains
    Institutional Class               --         (778,916)              --               --
    Retirement Class                  --               --               --               --
                            ------------     ------------     ------------     ------------
    Total distributions               --         (778,916)              --               --
                            ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       93,257,564      233,012,381       78,723,580      235,356,729
    Retirement Class                  --               --               --              438
  Distributions
    reinvested
    Institutional Class               --          712,206               --               --
    Retirement Class                  --               --               --               --
  Cost of shares redeemed
    Institutional Class      (49,253,396)     (79,188,631)     (14,127,663)     (25,513,624)
    Retirement Class                  --               --             (376)              --
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            44,004,168      154,535,956       64,595,541      209,843,543
                            ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                   7,074,087      270,158,805      (17,767,931)     300,085,307
NET ASSETS
  Beginning                 $270,158,805     $         --     $300,085,307     $         --
                            ------------     ------------     ------------     ------------
  Ending                    $277,232,892     $270,158,805     $282,317,376     $300,085,307
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $ (1,095,100)    $ (1,195,825)    $    359,306     $   (864,040)
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                  2,056,801        6,870,154        3,920,480       13,836,324
  Distributions
    reinvested                        --           20,147               --               --
  Shares redeemed             (1,078,104)      (1,612,710)        (715,345)      (1,170,179)
                            ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                     978,697        5,277,591        3,205,135       12,666,145
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --               --               28
  Distributions
    reinvested                        --               --               --               --
  Shares redeemed                     --               --              (18)              --
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                          --               --              (18)              28
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                     PACIFIC RIM                    LATIN AMERICA                   LARGE CAP GROWTH
                           -------------------------------------------------------------------------------------------------
                            SEPTEMBER 30,                    SEPTEMBER 30,                   SEPTEMBER 30,
                                 2000          MARCH 31,          2000         MARCH 31,          2000          MARCH 31,
                             (UNAUDITED)         2000         (UNAUDITED)         2000        (UNAUDITED)        2000(1)
                           ----------------  -------------  ----------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $   (21,808)    $   (13,932)     $   (9,214)     $    7,695     $   (545,680)    $   (283,832)
  Net realized gain
    (loss)                      (340,659)      1,611,435        (254,853)      1,514,153       (2,397,894)       3,926,863
  Net unrealized
    appreciation
    (depreciation)              (297,155)        161,024        (610,471)        590,929       (4,412,487)      30,533,124
                             -----------     -----------      ----------      ----------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                (659,622)      1,758,527        (874,538)      2,112,777       (7,356,061)      34,176,155
                             -----------     -----------      ----------      ----------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --              --              --              --               --               --
    Retirement Class                  --              --              --              --               --               --
  From net realized gains
    Institutional Class               --        (290,076)             --              --               --               --
    Retirement Class                  --              --              --              --               --               --
                             -----------     -----------      ----------      ----------     ------------     ------------
    Total distributions               --        (290,076)             --              --
                             -----------     -----------      ----------      ----------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        1,103,267       3,053,456          62,992       3,619,962       38,453,344       33,199,870
    Retirement Class                  --              --              --              --        9,525,711       64,848,074
  Distributions
    reinvested
    Institutional Class               --         275,340              --              --               --               --
    Retirement Class                  --              --              --              --               --               --
  Cost of shares redeemed
    Institutional Class       (1,934,735)     (2,075,329)        (22,597)     (2,230,193)      (6,153,658)      (4,706,518)
    Retirement Class                  --              --              --              --       (4,395,023)      (5,750,425)
                             -----------     -----------      ----------      ----------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions              (831,468)      1,253,467          40,395       1,389,769       37,430,374       87,591,001
                             -----------     -----------      ----------      ----------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                  (1,491,090)      2,721,918        (834,143)      3,502,546       30,074,313      121,767,156
NET ASSETS
  Beginning                  $ 3,820,782     $ 1,098,864      $5,276,875      $1,774,329     $121,767,156     $         --
                             -----------     -----------      ----------      ----------     ------------     ------------
  Ending                     $ 2,329,692     $ 3,820,782      $4,442,732      $5,276,875     $151,841,469     $121,767,156
                             -----------     -----------      ----------      ----------     ------------     ------------
                             -----------     -----------      ----------      ----------     ------------     ------------
Undistributed net
  investment income
  (loss), ending             $    56,979     $    (8,934)     $  (33,144)     $   (6,720)    $   (261,847)    $         --
                             -----------     -----------      ----------      ----------     ------------     ------------
                             -----------     -----------      ----------      ----------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     50,112         141,141           3,449         269,455          817,801          891,596
  Distributions
    reinvested                        --          14,607              --              --               --               --
  Shares redeemed                (89,483)        (94,720)         (1,268)       (167,405)        (133,524)        (129,801)
                             -----------     -----------      ----------      ----------     ------------     ------------
  Net Institutional Share
    Activity                     (39,371)         61,028           2,181         102,050          684,277          761,795
                             -----------     -----------      ----------      ----------     ------------     ------------
                             -----------     -----------      ----------      ----------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --              --              --              --          203,386        1,826,395
  Distributions
    reinvested                        --              --              --              --               --               --
  Shares redeemed                     --              --              --              --          (96,622)        (143,113)
                             -----------     -----------      ----------      ----------     ------------     ------------
                             -----------     -----------      ----------      ----------     ------------     ------------
  Net Retirement Share
    Activity                          --              --              --              --          106,764        1,683,282
                             -----------     -----------      ----------      ----------     ------------     ------------
                             -----------     -----------      ----------      ----------     ------------     ------------

                                    MID CAP GROWTH
                           --------------------------------
                            SEPTEMBER 30,
                                 2000          MARCH 31,
                             (UNAUDITED)        2000(1)
                           ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATION
  Net investment income
    (loss)                  $   (767,398)    $   (935,954)
  Net realized gain
    (loss)                    44,761,610       18,056,987
  Net unrealized
    appreciation
    (depreciation)           (49,252,844)     122,864,215
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations              (5,258,632)     139,985,248
                            ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --
    Retirement Class                  --               --
  From net realized gains
    Institutional Class               --               --
    Retirement Class                  --               --
                            ------------     ------------
    Total distributions                                --
                            ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       22,079,604      164,024,433
    Retirement Class               5,947           15,448
  Distributions
    reinvested
    Institutional Class               --               --
    Retirement Class                  --               --
  Cost of shares redeemed
    Institutional Class      (28,772,175)     (51,633,673)
    Retirement Class                (955)              --
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            (6,687,579)     112,406,208
                            ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (11,946,211)     252,391,456
NET ASSETS
  Beginning                 $252,391,456     $         --
                            ------------     ------------
  Ending                    $240,445,245     $252,391,456
                            ------------     ------------
                            ------------     ------------
Undistributed net
  investment income
  (loss), ending            $    168,556     $         --
                            ------------     ------------
                            ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    610,565        7,728,872
  Distributions
    reinvested                        --               --
  Shares redeemed               (787,923)      (1,648,958)
                            ------------     ------------
  Net Institutional Share
    Activity                    (177,358)       6,079,914
                            ------------     ------------
                            ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        159              345
  Distributions
    reinvested                        --               --
  Shares redeemed                    (25)              --
                            ------------     ------------
                            ------------     ------------
  Net Retirement Share
    Activity                         134              345
                            ------------     ------------
                            ------------     ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                                   SMALL CAP GROWTH                  MINI CAP GROWTH
                           ------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,
                                 2000          MARCH 31,           2000          MARCH 31,
                             (UNAUDITED)        2000(1)        (UNAUDITED)          2000
                           ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                  $   (315,298)    $ (1,401,740)    $   (451,047)    $   (927,783)
  Net realized gain
    (loss)                    16,525,696       38,511,301        7,613,232       42,644,433
  Net unrealized
    appreciation
    (depreciation)           (49,862,749)     120,080,481      (19,746,882)      22,774,301
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (33,652,351)     157,190,042      (12,584,697)      64,490,951
                            ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --               --
    Retirement Class                  --               --               --               --
  From net realized gains
    Institutional Class               --       (4,096,925)              --      (12,874,595)
    Retirement Class                  --          (59,712)              --               --
                            ------------     ------------     ------------     ------------
    Total distributions               --       (4,156,637)              --      (12,874,595)
                            ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       24,345,419      229,057,661       35,898,860       54,433,243
    Retirement Class           1,186,012        4,632,423               --               --
  Distributions
    reinvested
    Institutional Class               --        3,913,443               --       11,152,871
    Retirement Class                  --           59,711               --               --
  Cost of shares redeemed
    Institutional Class       (9,263,929)    (107,190,111)     (23,925,554)     (78,574,475)
    Retirement Class            (764,843)      (1,089,181)              --               --
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            15,502,659      129,383,946       11,973,306      (12,988,361)
                            ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (18,149,692)     282,417,351         (611,391)      38,627,995
NET ASSETS
  Beginning                 $282,417,351     $         --     $ 92,221,035     $ 53,593,040
                            ------------     ------------     ------------     ------------
  Ending                    $264,267,659     $282,417,351     $ 91,609,644     $ 92,221,035
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $  1,086,442     $         --     $  2,624,807     $         --
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                  1,063,535       15,406,294          989,434        1,627,656
  Distributions
    reinvested                        --          199,564               --          434,640
  Shares redeemed               (393,258)      (5,374,314)        (677,255)      (2,542,833)
                            ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                     670,277       10,231,544          312,179         (480,537)
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     51,640          275,474               --               --
  Distributions
    reinvested                        --            3,045               --               --
  Shares redeemed                (33,124)         (61,809)              --               --
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                      18,516          216,710               --               --
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                        VALUE                          CONVERTIBLE                    SHORT INTERMEDIATE
                           ----------------------------------------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,                     SEPTEMBER 30,
                                 2000          MARCH 31,           2000          MARCH 31,           2000          MARCH 31,
                             (UNAUDITED)        2000(1)        (UNAUDITED)        2000(1)        (UNAUDITED)          2000
                           ----------------  --------------  ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $   172,771     $    302,320     $  1,474,075     $  1,126,144     $    762,007     $  1,131,755
  Net realized gain
    (loss)                       298,461       (1,851,668)      (2,685,006)       7,088,413         (149,669)        (119,824)
  Net unrealized
    appreciation
    (depreciation)             1,951,173          (72,647)       3,368,803       17,762,770          268,102         (344,348)
                             -----------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations               2,422,405       (1,621,995)       2,157,872       25,977,327          880,440          667,583
                             -----------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --         (180,191)      (1,477,993)      (1,117,941)        (764,469)      (1,133,472)
    Retirement Class                  --          (36,526)              --               --               --               --
  From net realized gains
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
                             -----------     ------------     ------------     ------------     ------------     ------------
    Total distributions               --         (216,717)      (1,477,993)      (1,117,941)        (764,469)      (1,133,472)
                             -----------     ------------     ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       17,310,104       39,557,331       43,520,893      143,946,204       65,361,496       31,550,914
    Retirement Class           1,728,872       10,605,176               --               --               --               --
  Distributions
    reinvested
    Institutional Class               --          162,222        1,408,874          670,389          759,683          531,578
    Retirement Class                  --           36,526               --               --               --               --
  Cost of shares redeemed
    Institutional Class       (6,913,608)     (14,894,948)      (7,533,854)     (54,820,892)     (67,237,472)     (28,947,587)
    Retirement Class            (866,931)      (2,742,281)              --               --               --               --
                             -----------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            11,258,437       32,724,026       37,395,913       89,795,701       (1,116,293)       3,134,905
                             -----------     ------------     ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                  13,680,842       30,885,314       38,075,792      114,655,087       (1,000,322)       2,669,016
NET ASSETS
  Beginning                  $30,885,314     $         --     $114,655,087     $         --     $ 21,136,309     $ 18,467,293
                             -----------     ------------     ------------     ------------     ------------     ------------
  Ending                     $44,566,156     $ 30,885,314     $152,730,879     $114,655,087     $ 20,135,987     $ 21,136,309
                             -----------     ------------     ------------     ------------     ------------     ------------
                             -----------     ------------     ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending             $   258,374     $     85,603     $     (5,595)    $      3,263     $     32,148     $     14,956
                             -----------     ------------     ------------     ------------     ------------     ------------
                             -----------     ------------     ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    793,126        1,756,417        1,395,091        5,721,713        5,234,028        2,460,442
  Distributions
    reinvested                        --            7,193           43,493           37,603           61,080           83,059
  Shares redeemed               (315,965)        (697,277)        (243,084)      (2,353,847)      (5,380,390)      (2,295,789)
                             -----------     ------------     ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                     477,161        1,066,333        1,195,500        3,405,469          (85,282)         247,712
                             -----------     ------------     ------------     ------------     ------------     ------------
                             -----------     ------------     ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     80,184          480,770               --               --               --               --
  Distributions
    reinvested                        --            1,620               --               --               --               --
  Shares redeemed                (40,249)        (128,165)              --               --               --               --
                             -----------     ------------     ------------     ------------     ------------     ------------
                             -----------     ------------     ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                      39,935          354,225               --               --               --               --
                             -----------     ------------     ------------     ------------     ------------     ------------
                             -----------     ------------     ------------     ------------     ------------     ------------

                                  HIGH QUALITY BOND
                           -------------------------------
                            SEPTEMBER 30,
                                 2000          MARCH 31,
                             (UNAUDITED)        2000(1)
                           ----------------  -------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATION
  Net investment income
    (loss)                  $    741,648     $ 1,251,519
  Net realized gain
    (loss)                      (230,331)       (495,907)
  Net unrealized
    appreciation
    (depreciation)               323,318        (424,384)
                            ------------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                 834,635         331,228
                            ------------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class         (605,865)     (1,094,677)
    Retirement Class            (140,031)       (149,889)
  From net realized gains
    Institutional Class               --              --
    Retirement Class                  --              --
                            ------------     -----------
    Total distributions         (745,896)     (1,244,566)
                            ------------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        8,594,287      24,431,234
    Retirement Class           1,577,824       3,758,674
  Distributions
    reinvested
    Institutional Class          604,894       1,093,702
    Retirement Class             140,029         149,887
  Cost of shares redeemed
    Institutional Class      (11,803,225)     (4,797,271)
    Retirement Class            (370,549)     (1,003,663)
                            ------------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            (1,256,740)     23,632,563
                            ------------     -----------
    Net Increase
      (Decrease) in Net
      Assets                  (1,168,001)     22,719,225
NET ASSETS
  Beginning                 $ 22,719,225     $        --
                            ------------     -----------
  Ending                    $ 21,551,224     $22,719,225
                            ------------     -----------
                            ------------     -----------
Undistributed net
  investment income
  (loss), ending            $     20,525     $    15,863
                            ------------     -----------
                            ------------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    709,993       1,950,011
  Distributions
    reinvested                    50,134          90,095
  Shares redeemed               (973,773)       (395,420)
                            ------------     -----------
  Net Institutional Share
    Activity                    (213,646)      1,644,686
                            ------------     -----------
                            ------------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    129,587         303,597
  Distributions
    reinvested                    11,591          10,619
  Shares redeemed                (30,510)        (82,441)
                            ------------     -----------
                            ------------     -----------
  Net Retirement Share
    Activity                     110,668         231,775
                            ------------     -----------
                            ------------     -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                                   HIGH YIELD BOND
                           -------------------------------
                            SEPTEMBER 30,
                                 2000          MARCH 31,
                             (UNAUDITED)        2000(1)
                           ----------------  -------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $ 1,138,084     $ 1,423,836
  Net realized gain
    (loss)                        (6,019)             55
  Net unrealized
    appreciation
    (depreciation)              (859,641)       (678,740)
                             -----------     -----------
    Net increase
     (decrease) in net
     assets from
     investment
     operations                  272,424         745,151
                             -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class       (1,114,931)     (1,398,556)
    Retirement Class                  (3)             --
  From net realized gains
    Institutional Class               --              --
    Retirement Class                  --              --
                             -----------     -----------
    Total distributions       (1,114,934)     (1,398,556)
                             -----------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        3,987,152      24,021,970
    Retirement Class                 162              --
  Distributions
    reinvested
    Institutional Class          684,841         953,475
    Retirement Class                   2              --
  Cost of shares redeemed
    Institutional Class       (3,283,268)     (2,770,396)
    Retirement Class                  --              --
                             -----------     -----------
    Net increase
     (decrease) in net
     assets from share
     transactions              1,388,889      22,205,049
                             -----------     -----------
    Net Increase
     (Decrease) in Net
     Assets                      546,379      21,551,644
NET ASSETS
  Beginning                  $21,551,644     $        --
                             -----------     -----------
  Ending                     $22,098,023     $21,551,644
                             -----------     -----------
                             -----------     -----------
Undistributed net
  investment income
  (loss), ending             $    48,430     $    25,280
                             -----------     -----------
                             -----------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    334,718       1,951,452
  Distributions
    reinvested                    58,252          78,264
  Shares redeemed               (275,761)       (226,907)
                             -----------     -----------
  Net Institutional Share
    Activity                     117,209       1,802,809
                             -----------     -----------
                             -----------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         14              --
  Distributions
    reinvested                        --              --
  Shares redeemed                     --              --
                             -----------     -----------
                             -----------     -----------
  Net Retirement Share
    Activity                          14              --
                             -----------     -----------
                             -----------     -----------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and eight Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge or distribution fee but have a shareholder servicing fee. The nineteen Funds offering Class I shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust were identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash.

  The market value of securities on loan and the related collateral at September 30, 2000 were:

                                            MARKET VALUE   COLLATERAL
FUND                                         (IN 000'S)    (IN 000'S)
----                                        ------------   -----------
Worldwide Growth..........................    $13,262         $14,109
Global Blue Chip..........................        736             754
Global Growth & Income....................        296             303
Global Technology.........................     31,527          32,951
International Core Growth.................     32,059          34,744
International Small Cap Growth............     39,623          41,723
Emerging Countries........................     22,062          23,362
Pacific Rim...............................          9              10
Latin America.............................      1,153           1,224
Large Cap Growth..........................     14,004          14,565
Mid Cap Growth............................     19,061          19,574
Small Cap Growth..........................     27,289          29,142
Mini Cap Growth...........................      9,511          10,154
Global Health Care........................     11,931          12,344
Value.....................................        520             537

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

commitment fee plus interest on its specific borrowings. During the period, none of the Funds had made use of the credit facility.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2000.

                                           CAPITAL LOSS
                                           CARRYFORWARDS   EXPIRATION
FUND                                        (IN 000'S)        DATE
----                                       -------------   ----------
Value....................................      $710         3/31/2008
Short Intermediate.......................        35         3/31/2008
                                                 39         3/31/2007
                                                 52         3/31/2006
                                                 48         3/31/2005
High Quality Bond........................       279         3/31/2008

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries Fund, Global Technology Fund, and International Small Cap Growth Fund invest in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a limited life company incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius and invest in India in what the Investment Adviser considers to be the most efficient way currently available. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Funds using consolidation accounting principles.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Mini Cap Growth, Emerging Countries
  and Latin America.................   1.25%
Small Cap Growth, International Core
  Growth, International Small Cap
  Growth, Pacific Rim Worldwide
  Growth, Global Technology and
  Global Healthcare.................   1.00%
Global Growth & Income..............   0.85%
Global Blue Chip....................   0.80%
Large Cap Growth, Value, Mid Cap
  Growth and Convertible............   0.75%
High Yield Bond.....................   0.60%
High Quality Bond...................   0.45%
Short Intermediate..................   0.30%

  The fees are reduced on Mid Cap Growth, Convertible, High Quality Bond, Short Intermediate, International Core Growth, International Small Cap Growth and Worldwide Growth when the average net assets exceed $500 million ($250 million for Short Intermediate). For Short Intermediate Fund and High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC ("the subadviser"). The agreeement states that the subadviser will receive a fee paid by the adviser at an annualized rate of 0.25% of each of the Fund's daily net assets.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Adviser has agreed to limit the Funds' expenses to certain levels through March 31, 2001. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the cost of establishing and maintaining The Mauritius investment company) when they fall below the limit, and the voluntary limit.

                                     EXPENSE LIMIT
                               --------------------------   UNREIMBURSED
                               INSTITUTIONAL   RETIREMENT    AMOUNTS AT
FUND                               CLASS         CLASS         9/30/00
-----------------------------  -------------   ----------   -------------
Worldwide Growth.............      1.35%            --       $  302,854
Global Blue Chip.............      1.20%            --          303,044
Global Growth & Income.......      1.35%            --          358,363
Global Technology............      1.40%            --                0
Global Health Care...........      1.40%            --                0
International Core Growth....      1.40%         1.65%           75,687
International Small Cap
 Growth......................      1.40%            --          611,150
Emerging Countries...........      1.65%         1.90%        1,060,124
Pacific Rim..................      1.40%            --          346,426
Latin America................      1.65%            --          261,986
Large Cap Growth.............      1.00%         1.25%          155,163
Mid Cap Growth...............      1.00%         1.25%          964,970
Small Cap Growth.............      1.17%         1.42%        1,833,701
Mini Cap Growth..............      1.56%            --          607,507
Value........................      1.00%         1.25%          360,134
Convertible..................      1.00%            --          692,015
Short Intermediate...........      0.35%            --          669,303
High Quality Bond............      0.45%         0.70%          701,291
High Yield Bond..............      0.75%         1.00%          178,507

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the six months ended September 30, 2000 to indicate the volume of transactions in each Fund.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

The tax cost of securities held at September 30, 2000, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                  NET
                                                                  GROSS          GROSS         UNREALIZED
                                                                UNREALIZED     UNREALIZED     APPRECIATION
                        PURCHASES      SALES       TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                    (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)      (IN 000'S)
----                    ----------   ----------   ----------   ------------   ------------   --------------
Worldwide Growth......   $165,018     $166,911     $136,862      $32,083         $5,393         $26,690
Global Blue Chip......     39,079       40,961       18,063        3,117            716           2,401
Global Growth &
 Income...............     11,514       13,581        4,581          729            166             563
Global Technology.....    618,506      671,248      257,626       66,820         17,697          49,123
Global Health Care....    467,820      471,699      132,103       39,862            324          39,538
International Core
 Growth...............    385,598      344,637      290,525       34,827         13,798          21,029
International Small
 Cap Growth...........    249,090      208,377      248,609       45,961         16,136          29,825
Emerging Countries....    338,990      267,052      270,987       30,025         19,742          10,283
Pacific Rim...........     22,114       22,721        2,308          180            172               8
Latin America.........     10,905       11,044        4,353          364             98             266
Large Cap Growth......    119,453       82,003      129,221       30,777          4,656          26,121
Mid Cap Growth........    164,095      170,085      167,811       78,259          4,648          73,611
Small Cap Growth......    117,696      109,450      197,792       88,787         18,569          70,218
Mini Cap Growth.......     48,486       43,750       74,513       26,923          9,610          17,313
Value.................     37,552       27,219       43,368        4,944          3,065           1,879
Convertible...........    104,015       63,731      130,096       27,455          6,323          21,132
Short Intermediate....     52,222       50,533       20,193          109            101               8
High Quality Bond.....     32,374       33,762       21,397          305            406            (101)
High Yield Bond.......     14,000       12,362       23,104          207          1,745          (1,538)

  Gains and losses resulting from redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, International Core Growth Fund had a redemption-in-kind valued at $705,310.

NOTE E -- FINANCIAL INSTRUMENTS

  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At September 30, 2000, High Quality Bond had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                                     NET
                                                                                  UNREALIZED
                                        LOCAL        SETTLEMENT       MARKET    APPRECIATION/
                                       CURRENCY         DATE          VALUE     (DEPRECIATION)
                                       --------   ----------------   --------   --------------
                                                                       US$           US$
HIGH QUALITY BOND
To Buy:
European Euro........................  118,000    November 8, 2000    104,322       (6,285)
European Euro........................  100,000    November 8, 2000     88,408       (2,672)
To Sell:
European Euro........................  200,000    November 8, 2000   (176,816)       6,809
European Euro........................  380,000    November 8, 2000   (335,951)       3,237
European Euro........................  350,000    November 8, 2000   (309,428)      (6,818)
                                                                                    ------
Net equity in foreign currency
 exchange contracts..................                                               (5,729)
                                                                                    ======

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

FUTURES

  At September 30, 2000, High Quality Bond had outstanding futures contracts as follows:

                                                      MATURITY                 VALUE AT    UNREALIZED
                                          UNITS         DATE      OPEN VALUE   9/30/2000   GAIN (LOSS)
                                       -----------   ----------   ----------   ---------   -----------
United States Treasury Bonds                    6      12/01/00    $590,250    $591,938     $  1,688
United States Treasury Bonds                    7      12/01/00    $702,844    $690,594      (12,250)
United States Treasury Bonds                    6      12/01/00    $586,688    $591,938        5,250
                                                                                           -----------
Total Futures                                                                               $   (5,312)
                                                                                           ===========

  At September 30, 2000, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts.

                                               PRINCIPAL   VALUE AT
                                                AMOUNT     9/30/2000
                                               ---------   ---------
United States Treasury Notes, 5.75%,
 11/15/2000                                    $149,361    $149,859
                                                           --------
Total collateral for futures contracts                     $149,859
                                                           ========

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-

I N S T I T U T I O N A L   F U N D S


600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor






                                                        SEMIANN900INST

                                       NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-
                                                 INSTITUTIONAL FUNDS






                             SEMI-ANNUAL REPORT
                                 (Unaudited)
                             RETIREMENT SHARES
                             SEPTEMBER 30, 2000

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

Focus on the developments taking place around the world today, and it's apparent that powerful changes are reshaping the global investment landscape. These dynamic forces presented opportunities and challenges for investors during the six-month period ended September 30, 2000.

  In the United States, concerns about the pace of economic growth and the impact of higher interest rates, rising oil prices and a weak euro on corporate earnings sent stock prices lower. Technology issues suffered the brunt of the market's decline, as investors tried to reconcile lofty valuations with expectations for a deceleration in earnings growth. During the period, the US Federal Reserve raised interest rates by half a percentage point in May. Amid mounting evidence of a slowdown in domestic economic growth, US fixed income investors became confident that the rate increase in May was the last in the Federal Reserve's round of tightening. As a result, bond prices climbed higher during the period.

  The majority of international equity markets moved in tandem with the US market and were affected by similar themes. In both developed and emerging foreign countries, worries about the faltering euro, higher energy costs and rising interest rates overshadowed positive factors such as ongoing reform and restructuring efforts -- which are designed to increase competitiveness and enhance shareholder value. Not all of the world's equity markets registered losses, however. Israel, Canada and China are examples of countries where equity prices trekked higher during the period.

  Several positive milestone events took place in various countries around the globe. Germany and France announced wide-sweeping tax reform packages designed to stimulate economic growth and investment. China made significant progress toward transforming itself into a market-driven economy within the World Trade Organization.

  And Mexico ended 71 years of one-party rule by electing a new president with substantial private sector experience.

  In June, a partnership of scientists from around the world announced they had completed an initial sequencing of the human genome, the genetic blueprint for mankind. This historic achievement marked a turning point for genomics -- the study of the structure and function of genes -- and sparked heightened investor interest in biotechnology stocks.

  With the goal of aligning with a global leader in the financial services industry, Nicholas-Applegate Capital Management agreed in October to be acquired by Allianz AG, one of the world's leading insurance and asset management companies. The transaction was negotiated with our clients foremost in mind and it promises to bring significant client benefits. It provides access to a greater depth of resources while preserving operational autonomy. This will enable us to retain the information edge and the client focus that are hallmarks of Nicholas-Applegate. We will be able to improve the depth and breadth of our product offerings, continue to hire and train the best people in the industry and to provide strong results for our clients. Finally, the transaction provides long-term contracts for partners and financial incentives for all employees, assuring continuity of our investment philosophy, process and culture.

  On behalf of everyone at Nicholas-Applegate, we appreciate the opportunity to contribute to your financial success, and thank you for your continued participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/S/ ART NICHOLAS
Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  International Core Growth.............................................     1
  Emerging Countries....................................................     6
  Large Cap Growth......................................................    11
  Mid Cap Growth........................................................    14
  Small Cap Growth......................................................    18
  Value.................................................................    25
  High Quality Bond.....................................................    29
  High Yield Bond.......................................................    35
The Funds'
  Financial Highlights..................................................    40
  Statement of Assets and Liabilities...................................    42
  Statement of Operations...............................................    44
  Statement of Changes in Net Assets....................................    46
  Notes to Financial Statements.........................................    49

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor: Nicholas-Applegate Securities.

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly-traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Reflecting US stock market activity, international equities -- led by technology issues -- traded lower during the six-month period ended September 30, 2000.

  In Europe, favorable developments such as the announcement of tax reforms in Germany and France did little to inspire investors. Instead, worries about rising oil prices, a falling euro and diminished corporate earnings visibility sent bourses lower. Attempting to combat inflationary pressures brought on by higher energy costs and a weakening currency, the European Central Bank (ECB) raised short-term interest rates a total of 1%. In late September, the ECB, US Federal Reserve and the Bank of Japan (BOJ) intervened to prop up the faltering euro.

  In Japan, stocks also posted losses, amid mixed reports of the country's economic health. In August, the BOJ raised interest rates for the first time in over 10 years, prompting concerns that higher rates might threaten the country's fragile economy.

  PERFORMANCE: The Fund's value declined 15.0% during the six-month period ended September 30, 2000, compared to its MSCI EAFE Index benchmark, which fell 11.7%.

  PORTFOLIO SPECIFICS: The Fund modestly lagged its benchmark this period. The majority of the shortfall occurred in April and May, when markets worldwide fell under pressure from high valuations in technology stocks. The resulting correction was most pronounced in telecommunications, electronics, software, semiconductors, computers and other technology industries. Investor sentiment was undiscriminating with financial markets punishing the deserving along with the many fundamentally sound and growing companies in these industries.

  Exposure to Canadian stocks, which currently have a zero weighting in the Fund's benchmark, helped performance since the MSCI Canada Index gained 7.3% during the period. Stock selection within the health care and energy sectors also benefited the Fund.

  During the period, on a stock-by-stock basis, we reduced exposure to technology and telecommunication services companies and increased holdings in financial services and energy.

  MARKET OUTLOOK: Near term, we expect oil prices, the euro and weakness in the technology sector to continue to weigh on developed non-US stock markets. We remain excited about longer-term prospects for international markets, however, as tax and pension reform, corporate restructuring and the technology revolution transform the global investment landscape.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           20.00%                             As of 9/30/00                       24.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE
             GROWTH FUND       MSCI EAFE
          RETIREMENT SHARES      INDEX
12/27/96         $250,000.00  $250,000.00
12/96             252,489.63   249,475.00
01/97             274,481.33   240,743.38
02/97             277,178.42   244,691.57
03/97             282,365.15   245,572.46
04/97             286,307.05   246,873.99
05/97             312,863.07   262,945.49
06/97             330,705.39   277,433.78
07/97             351,867.22   281,928.21
08/97             333,402.49   260,868.17
09/97             357,883.82   275,476.79
10/97             328,215.77   254,292.63
11/97             324,481.33   251,698.84
12/97             328,838.17   253,888.62
01/98             340,871.37   265,491.33
02/98             364,107.88   282,527.91
03/98             385,684.65   291,229.77
04/98             396,887.97   293,536.31
05/98             406,639.00   292,112.66
06/98             411,203.32   294,332.71
07/98             429,460.58   297,305.47
08/98             367,842.32   260,469.33
09/98             350,207.47   252,472.92
10/98             356,639.00   278,780.60
11/98             378,008.30   293,054.16
12/98             398,755.19   304,600.50
01/99             414,107.88   303,686.69
02/99             396,887.97   296,458.95
03/99             409,543.57   308,821.29
04/99             424,273.86   321,328.55
05/99             408,091.29   304,780.45
06/99             440,248.96   316,663.84
07/99             454,356.85   326,068.76
08/99             461,410.79   327,258.91
09/99             468,257.26   330,554.41
10/99             498,962.66   342,950.20
11/99             563,485.48   354,866.00
12/99             672,482.42   386,715.78
01/00             624,551.71   362,144.25
02/00             700,286.38   371,893.17
03/00             660,655.36   386,309.23
04/00             606,084.90   365,980.48
05/00             573,716.10   357,041.78
06/00             604,424.96   371,002.11
07/00             577,658.46   355,447.96
08/00             600,690.10   358,533.25
9/30/00           561,889.05   341,075.55

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 93.9%
---------------------------------------------------------------
BRAZIL -- 1.7%
  Petroleo Brasileiro S.A. --
    ADR*...........................       86,600   $  2,603,413
  Tele Norte Leste Participacoes
    S.A. -- ADR....................       66,323      1,517,139
  Telecomunicacoes Brasileiras
    S.A............................       13,100      1,036,538
  Telesp Celular Participacoes
    S.A. -- Rts.*..................          680              0
                                                   ------------
                                                      5,157,090
                                                   ------------
CANADA -- 8.4%
  Abitibi-Consolidated, Inc........      207,000      1,940,625
  Alberta Energy Co., Ltd..........       61,700      2,560,923
  Anderson Exploration, Ltd.*......      117,900      2,578,034
  Ballard Power Systems, Inc.*.....       16,200      1,770,103
  Biovail Corp.*...................       57,100      4,650,081
  Bombardier, Inc. -- Cl. B........      129,100      2,230,892
  Celestica, Inc.*.................       60,400      4,160,880
  Magna International, Inc. Cl.
    A..............................        8,200        356,972
  Nortel Networks Corp.............       67,300      4,008,556
  Precision Drilling Corp.*........       41,100      1,464,188
                                                   ------------
                                                     25,721,254
                                                   ------------
DENMARK -- 1.1%
  Novo Nordisk AS Cl. B............       15,300      3,393,284
                                                   ------------
FINLAND -- 1.2%
  Elisa Communications OYJ.........       42,155      1,506,215
  Nokia OYJ -- ADR.................       51,600      2,054,325
                                                   ------------
                                                      3,560,540
                                                   ------------
FRANCE -- 8.6%
  Accor S.A........................       43,300      1,607,116
  Alcatel..........................       41,100      2,629,480
  Aventis S.A......................       29,100      2,182,740
  Axa -- Rts.*.....................            4              6
  France Telecom S.A...............       27,000      2,892,495
  Group Danone.....................        8,200      1,125,936
  Sanofi-Synthelabo S.A............       91,800      4,933,443
  Schneider Electric S.A...........       37,200      2,343,858
  Societe Television Francaise 1...       46,800      2,684,413
  Total Fina Elf S.A...............       20,007      2,927,228
  Vivendi Environnement*...........       84,400      3,128,109
                                                   ------------
                                                     26,454,824
                                                   ------------
GERMANY -- 3.5%
  Bayerische Motoren Werke AG......       94,000      3,210,177
  Dresdner Bank AG.................       86,200      3,753,916
  Intershop Communications AG*.....       19,500      1,269,934
  Veba AG*.........................       49,300      2,540,679
                                                   ------------
                                                     10,774,706
                                                   ------------
GREECE -- 0.9%
  Alpha Bank S.A...................       68,900      2,723,993
                                                   ------------
HONG KONG -- 4.1%
  Cheung Kong (Holdings), Ltd......      299,000      3,604,789
  China Mobile (Hong Kong),
    Ltd.*..........................      126,000        840,339
  Citic Pacific, Ltd...............      157,000        678,595
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

Hong Kong (Continued)
  HSBC Holdings PLC................      242,800   $  3,409,916
  Hutchison Whampoa, Ltd...........      294,600      3,910,695
                                                   ------------
                                                     12,444,334
                                                   ------------
IRELAND -- 1.8%
  Allied Irish Banks PLC...........      219,700      2,369,144
  Elan Corp. PLC*..................       57,300      3,137,175
                                                   ------------
                                                      5,506,319
                                                   ------------
ISRAEL -- 1.7%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR....................       71,700      5,247,544
                                                   ------------
ITALY -- 5.9%
  Alleanza Assicurazioni SpA.......      304,700      4,033,238
  Edison SpA*......................      304,600      2,997,056
  ENI SpA..........................      421,700      2,232,775
  Finmeccanica SpA*................    2,347,800      2,780,377
  Mediaset SpA*....................      181,400      2,702,090
  Riunione Adriatica di Sicurta
    SpA............................      253,500      3,333,146
                                                   ------------
                                                     18,078,682
                                                   ------------
JAPAN -- 17.7%
  Daikin Industries, Ltd...........       99,000      1,910,189
  FANUC, Ltd.......................       36,800      4,069,590
  Fujitsu, Ltd.....................      103,000      2,392,467
  Furukawa Electric Co., Ltd.......       96,000      2,651,860
  Hitachi, Ltd.....................      137,000      1,589,839
  Hoya Corp........................        9,700        760,309
  Itochu Techno-Science Corp.......       14,400      2,638,534
  Konami Co., Ltd..................       44,000      3,632,056
  Mitsubishi Electric Corp.........      406,000      3,362,669
  Mitsui Fudosan Co., Ltd..........      174,000      2,180,233
  NEC Corp.........................      114,000      2,589,950
  Nippon Sheet Glass Co., Ltd......      183,000      2,938,229
  Nippon Telegraph and Telephone
    Corp...........................          119      1,167,314
  Nomura Securities Co., Ltd.......      110,000      2,392,190
  NTT DoCoMo, Inc..................           82      2,352,397
  Pioneer Electronics Corp.........       91,000      3,705,349
  Sanyo Electric Co., Ltd..........      367,000      3,226,448
  Sony Corp........................       33,900      3,438,311
  Sony Corp. -- ADR................       10,700      1,080,031
  Toshiba Corp.....................      484,000      3,901,203
  Trend Micro, Inc.*...............       15,000      2,014,159
                                                   ------------
                                                     53,993,327
                                                   ------------
MEXICO -- 0.5%
  Telefonos de Mexico S.A.
    Series L -- ADR................       27,100      1,441,381
                                                   ------------
NETHERLANDS -- 5.4%
  Akzo Nobel N.V...................       40,800      1,720,989
  ASM Lithography Holding N.V. --
    ADR*...........................       98,100      3,169,855
  Koninklijke Ahold N.V............       50,500      1,431,832
  Koninklijke Numico N.V...........       48,400      2,483,620
  Koninklijke (Royal) Philips
    Electronics N.V. -- ADR........       72,529      3,082,483

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------------
Netherlands (Continued)
  QIAGEN N.V.*.....................       32,300   $  1,539,169
  STMicroelectronics N.V...........       67,600      3,219,450
                                                   ------------
                                                     16,647,398
                                                   ------------
REPUBLIC OF CHINA -- 0.7%
  PetroChina Co., Ltd. Cl. H.......    9,881,300      2,015,079
                                                   ------------
RUSSIA -- 0.6%
  OAO Lukoil Holding -- ADR........       33,900      1,952,640
                                                   ------------
SINGAPORE -- 1.7%
  Flextronics International,
    Ltd.*..........................       45,200      3,712,050
  Singapore Airlines, Ltd..........      143,000      1,355,801
                                                   ------------
                                                      5,067,851
                                                   ------------
SOUTH KOREA -- 0.5%
  Korea Electric Power Corp........       60,890      1,588,933
                                                   ------------
SPAIN -- 2.7%
  Altadis (ex Tabacalera S.A.).....      161,400      2,328,688
  Banco Santander Central Hispano
    S.A............................      301,800      3,313,063
  Endesa S.A.......................      142,800      2,684,095
                                                   ------------
                                                      8,325,846
                                                   ------------
SWEDEN -- 3.0%
  LM Ericson Telephone Co. Cl.
    B. -- ADR......................      236,500      3,503,156
  Nordic Baltic Holding (NBH) AB...      270,700      1,938,991
  Svenska Handelsbanken AB Cl. A...      235,100      3,782,882
                                                   ------------
                                                      9,225,029
                                                   ------------
SWITZERLAND -- 4.5%
  Nestle S.A.......................        1,400      2,915,992
  Serono S.A. -- ADR...............       44,100      1,334,025
  Serono S.A. Cl. B................        1,600      1,953,252
  Swatch Group AG..................        1,100      1,591,067
  UBS AG...........................       22,100      2,940,870
  Zurich Allied AG*................        6,440      2,977,064
                                                   ------------
                                                     13,712,270
                                                   ------------
UNITED KINGDOM -- 15.0%
  Amevescap PLC....................      171,000      3,701,336
  BAA PLC..........................      191,700      1,516,342
  Barclays PLC.....................       59,400      1,644,045
  BG Group PLC.....................      638,600      4,057,571
  Billiton PLC.....................      594,600      2,125,263
  British Aerospace PLC............      371,239      2,003,401
  Cable & Wireless PLC.............      122,100      1,742,065
  Centrica PLC.....................      795,900      2,556,464
  CMG PLC..........................      167,900      3,249,464
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

United Kingdom (Continued)
  Energis PLC*.....................      235,300   $  1,662,919
  Logica PLC.......................      165,100      5,431,233
  Reuters Group PLC -- ADR.........       20,100      2,258,738
  Rio Tinto PLC....................      135,800      1,969,655
  Royal Bank of Scotland Group
    PLC............................      188,200      3,973,463
  SEMA Group PLC...................      121,000      2,075,223
  Shell Transport & Trading Co.....      372,000      3,030,510
  Shire Pharmaceuticals PLC --
    ADR*...........................       13,200        681,450
  Vodafone Airtouch PLC............      572,300      2,136,518
                                                   ------------
                                                     45,815,660
                                                   ------------
UNITED STATES -- 2.7%
  Amdocs, Ltd.*....................       32,200      2,008,475
  Comverse Technology, Inc.*.......       17,000      1,836,000
  Santa Fe International Corp......       46,000      2,072,875
  Transocean Sedco Forex, Inc......       37,800      2,216,025
                                                   ------------
                                                      8,133,375
                                                   ------------
TOTAL COMMON STOCK & EQUIVALENTS -- 93.9%
  (Cost: $266,499,608)..........................
                                                    286,981,359
                                                   ------------
---------------------------------------------------------------
PREFERRED STOCK -- 2.0%
---------------------------------------------------------------
BRAZIL -- 1.0%
  Banco Bradesco S.A...............  344,880,000      2,852,503
                                                   ------------
GERMANY -- 1.0%
  SAP AG...........................       12,700      3,115,578
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost: $5,586,877)............................
                                                      5,968,081
                                                   ------------

                                      PRINCIPAL
                                       AMOUNT
---------------------------------------------------------------
TIME DEPOSITS -- 4.5%
---------------------------------------------------------------
  Chase Manhattan Bank
    6.110%, 10/02/00...............  $12,050,740     12,050,740
  Citibank Nassau
    6.110%, 10/02/00...............    1,886,624      1,886,624
                                                   ------------
TOTAL TIME DEPOSITS
  (Cost: $13,937,364)...........................
                                                     13,937,364
                                                   ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $286,023,849)........................   306,886,804
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.4)%........................................    (1,309,864)
                                                ------------
NET ASSETS -- 100.0%..........................  $305,576,940
                                                ------------
                                                ------------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace & Defense.............        1.6%
Airlines........................        0.4
Airport
  Development/Maintenance.......        0.5
Audio/Video Products............        2.7
Auto Manufacturers..............        1.1
Auto Parts & Equipment..........        0.1
Banking.........................        8.0
Biotechnology...................        0.9
Chemicals.......................        0.6
Computer Services...............        2.8
Computer Software...............        2.9
Computers.......................        3.4
Diversified Financial
  Services......................        2.0
Diversified Manufacturing.......        5.3
Diversified Operations..........        3.3
Drilling........................        1.2
Drugs/Pharmaceuticals...........        8.5
Electric........................        3.5
Electronic
  Components/Semiconductors.....        3.6
Electronics.....................        6.1
Food............................        1.2

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Hotels/Motels...................        0.5%
Insurance.......................        3.4
Internet Software...............        0.4
Mining..........................        1.3
Money Center Banks..............        6.1
Multimedia......................        0.7
Oil & Gas Producers.............        7.1
Oil & Gas Services..............        2.8
Paper & Related Products........        0.6
Real Estate Development.........        1.9
Regional/Commercial Banks.......        1.1
Retail -- Food..................        0.5
Retail -- Jewelry...............        0.5
Telecommunications..............        6.6
Telecommunications Equipment....        4.6
Television......................        1.8
Tobacco.........................        0.8
Liabilities in Excess of Other
  Assets........................       (0.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: After posting strong gains in 1999 and the first quarter of 2000, stock markets in the world's emerging countries posted declines during the six months ended September 30, 2000.

  Emerging markets in Asia, Latin America and the Europe, Middle East and Africa
(EMEA) region mirrored movements in the United States, drifting lower amid uncertainty about the impact of higher interest rates, rising oil prices and a falling euro. As was the case in developed markets, technology and telecommunications stocks led market declines in emerging nations.

  These selling pressures overshadowed a number of positive developments in the world's emerging countries. For example, in Latin America, the economies of Mexico and Brazil showed impressive strength. In Asia, China benefited from rising consumer spending and exports, with the MSCI China Index climbing 4.4% in the six-month period. And in the EMEA region, the MSCI Israel Index advanced 30.4%, driven by growth in technology-related exports, a stable exchange rate and relatively low inflation.

  PERFORMANCE: The Fund declined 25.2% in the six-month period ended
September 30, 2000 versus a 21.8% loss for the MSCI Emerging Markets Free Index. For the 12-month period ended September 30, 2000, the Fund advanced 9.3%, outpacing the 0.4% gain for the Index.

  PORTFOLIO SPECIFICS: The Fund underperformed its benchmark this period as a result of the worldwide correction in technology stocks in April and May. Our overweighting in telecommunications, computer, software and other technology company stocks during this period of negative investor sentiment toward tech stocks caused us to fall behind the index. On a 12-month trailing basis, the Fund has continued to significantly outperform its benchmark. Being overweighted in Israel helped performance as did stock selection within the health care sector. The Fund's top-performing holdings included Israeli-based Teva Pharmaceuticals, the world's leading generic drug company; Chinadotcom, a premier pan-Asian Internet company; and Yapi Kredi Bank, Turkey's largest private commercial bank.

  MARKET OUTLOOK: Despite the difficult environment this year for emerging market equities, we believe they continue to hold great potential for investors. Moving forward, we believe these stocks will benefit from a multitude of factors, including:
  - Government reform, privatization and corporate restructuring

  - Higher commodity prices

  - Strong manufacturing output, decreasing inflation, and rising consumption and export growth in select countries in the EMEA region

  - Robust domestic demand, a rebuilding of inventories and increasing exports in a number of Asia's developing nations.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND RETIREMENT SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                          ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                         SINCE
                           1 YEAR                                 5 YEARS                          INCEPTION
                            9.32%                                  8.17%                             8.13%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          EMERGING COUNTRIES FUND   MSCI EMF
             RETIREMENT SHARES        INDEX
11/28/94              $250,000.00  $250,000.00
11/94                 $251,782.53  $254,738.25
12/94                 $236,853.83  $234,359.19
01/95                 $217,691.62  $209,517.12
02/95                 $215,463.46  $204,069.67
03/95                 $218,137.25  $205,294.09
04/95                 $230,837.79  $214,511.79
05/95                 $248,440.29  $225,923.82
06/95                 $251,114.08  $226,601.59
07/95                 $267,825.31  $231,677.47
08/95                 $266,265.60  $226,209.88
09/95                 $266,488.41  $225,146.69
10/95                 $253,565.06  $216,523.57
11/95                 $247,994.65  $212,669.46
12/95                 $252,896.61  $222,111.98
01/96                 $275,846.70  $237,904.14
02/96                 $279,857.40  $234,121.47
03/96                 $280,971.48  $235,947.61
04/96                 $298,796.79  $245,385.52
05/96                 $309,046.35  $244,281.28
06/96                 $309,491.98  $245,795.83
07/96                 $297,682.71  $229,007.97
08/96                 $310,383.24  $234,870.58
09/96                 $315,953.65  $236,913.95
10/96                 $307,709.45  $230,588.35
11/96                 $319,741.53  $234,462.23
12/96                 $323,083.78  $235,517.31
01/97                 $346,925.13  $251,579.59
02/97                 $357,620.32  $262,347.20
03/97                 $351,604.28  $255,447.47
04/97                 $354,500.89  $255,907.27
05/97                 $375,668.45  $263,226.22
06/97                 $404,188.95  $277,308.82
07/97                 $423,573.98  $281,440.72
08/97                 $391,042.78  $245,641.46
09/97                 $418,894.83  $252,445.73
10/97                 $352,049.91  $211,019.39
11/97                 $342,023.17  $203,317.18
12/97                 $354,723.71  $208,217.12
01/98                 $334,224.60  $191,886.66
02/98                 $360,962.57  $211,915.78
03/98                 $381,461.68  $221,112.93
04/98                 $393,716.58  $218,705.01
05/98                 $352,718.36  $188,733.68
06/98                 $328,431.37  $168,935.51
07/98                 $343,360.07  $174,290.77
08/98                 $242,869.88  $123,903.31
09/98                 $243,092.69  $131,762.49
10/98                 $263,368.98  $145,637.08
11/98                 $276,960.78  $157,749.72
12/98                 $278,743.32  $155,462.35
01/99                 $287,210.34  $152,954.74
02/99                 $281,417.11  $154,442.99
03/99                 $299,910.87  $174,798.58
04/99                 $333,778.97  $196,424.66
05/99                 $332,219.25  $195,281.86
06/99                 $374,777.18  $217,444.40
07/99                 $366,532.98  $211,529.91
08/99                 $366,310.16  $213,454.83
09/99                 $360,962.57  $206,240.06
10/99                 $367,424.24  $210,630.91
11/99                 $408,422.46  $229,517.13
12/99                 $499,108.73  $258,707.17
01/00                 $491,978.61  $260,249.03
02/00                 $542,557.93  $263,686.14
03/00                 $527,406.42  $264,972.93
04/00                 $453,877.01  $239,855.35
05/00                 $430,258.47  $229,949.33
06/00                 $455,213.90  $238,049.29
07/00                 $425,579.32  $225,806.54
08/00                 $436,942.96  $226,916.83
9/30/00               $394,607.84  $207,103.36

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 94.2%
--------------------------------------------------------------
BERMUDA -- 0.5%
  Cosco Pacific, Ltd...............   1,756,000   $  1,328,793
                                                  ------------
BRAZIL -- 11.4%
  Aracruz Celulose S.A. -- ADR.....      69,000      1,142,813
  Companhia Brasileira de
    Distribuicao Grupo Paode
    Acucar -- ADR..................      90,900      3,380,344
  Embraer-Empresa Brasileira de
    Aeronautica S.A. -- ADR........      42,400      1,314,400
  Embratel Participacoes S.A.......     245,300      4,538,050
  Globo Cabo S.A...................     116,500      1,558,188
  Petroleo Brasileiro S.A. --
    ADR*...........................     443,600     13,335,725
  Tele Celular Sul Part S.A. --
    ADR............................      36,900      1,107,000
  Tele Norte Leste Participacoes
    S.A............................      89,777      2,053,649
  Telesp Celular Participacoes
    S.A. -- ADR....................      25,200        830,025
  Telesp Celular Participacoes
    S.A. -- ADR -- Rts.*...........       8,430              0
  Uniaode Bancos Brasileiros
    S.A. -- GDR....................      92,000      3,036,000
                                                  ------------
                                                    32,296,194
                                                  ------------
CZECH REPUBLIC -- 0.7%
CeskeRadiokomunikace--GDR 144A*....      53,500      2,011,600
                                                  ------------
DOMINICAN REPUBLIC -- 1.0%
  Tricom S.A. -- ADR*..............     184,900      2,819,725
                                                  ------------
EGYPT -- 0.2%
  Mobinil-Egyptian Mobile Phone
    Services*......................      19,600        434,578
                                                  ------------
GREECE--3.6%
  Alpha Credit Bank S.A............      97,400      3,850,754
  Intracom S.A.....................      71,790      2,434,920
  National Bankof Greece S.A.......      92,870      3,823,839
                                                  ------------
                                                    10,109,513
                                                  ------------
HONG KONG -- 7.9%
  China Merchants Holdings
    International Co., Ltd.*.......   1,022,000        779,918
  China Telecom (HongKong), Ltd.
    Cl. H*.........................     811,000      5,408,851
  Giordano International, Ltd......   2,980,000      1,729,481
  Hutchison Whampoa, Ltd.*.........     110,000      1,460,205
  Legend Holders, Ltd..............   1,421,000      1,348,673
  Li & Fung, Ltd.*.................     716,000      1,510,636
  PetroChina Co., Ltd..............  37,671,700      7,682,334
  Shanghai Industrial Holdings,
    Ltd............................   1,257,000      2,434,406
                                                  ------------
                                                    22,354,504
                                                  ------------
HUNGARY -- 0.6%
  EGIS.............................      36,800      1,645,353
                                                  ------------
INDIA -- 5.0%
  Infosys Technologies, Ltd........      41,320      6,591,453
  Reliance Industries, Ltd.........     629,900      4,687,819
  Satyam Computer Services,
    Ltd.*..........................     267,000      2,826,018
                                                  ------------
                                                    14,105,290
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

ISRAEL -- 9.9%
  AudioCodes, Ltd.*................      22,600   $  1,923,825
  Bank Hapoalim, Ltd...............     994,900      3,050,961
  Check Point Software
    Technologies, Ltd.*............      70,500     11,103,750
  M-Systems Flash Disk Pioneers,
    Ltd.*..........................      70,400      2,688,400
  Orbotech, Ltd.*..................      27,500      1,503,906
  Teva Pharmaceutical Industries,
    Ltd............................     104,600      7,655,413
                                                  ------------
                                                    27,926,255
                                                  ------------
MALAYSIA -- 3.0%
  Malayan Banking Berhad...........     712,000      2,735,579
  Tenaga Nasional Berhad...........   1,947,000      5,789,763
                                                  ------------
                                                     8,525,342
                                                  ------------
MEXICO -- 13.8%
  Cemex S.A. -- ADR................      26,000        521,625
  Cieb B Shares Mxn -- Rts.........     300,486              0
  Coca-Cola Femsa S.A. -- ADR......     159,500      3,190,000
  Corporacion Interamericana de
    Entretenimiento
    S.A. Cl. B*....................   1,746,000      8,458,227
  Fomento Economica Mexicano
    S.A. -- ADR....................      17,400        678,600
  Grupo Financiero Banamex Accival
    S.A.*..........................     717,000      3,287,389
  Grupo Iusacell S.A. de C.V.*.....      74,900        889,438
  Grupo Televisa S.A. --
    GDR 144A*......................      24,200      1,396,038
  Panamerican Beverages, Inc.
    Cl A...........................      83,000      1,411,000
  TV Azteca S.A.
    de C.V. -- ADR.................     466,800      6,010,050
  TV Azteca S.A. de C.V. -- CPO
    Shares.........................     738,000        587,649
  Telefonos de Mexico
    S.A. Cl. L -- ADR..............     200,400     10,658,775
  Wal-Mart de Mexico S.A. de
    C.V. -- Ser V*.................     829,000      1,720,500
                                                  ------------
                                                    38,809,291
                                                  ------------
POLAND -- 0.4%
  Prokom Software S.A..............      27,800      1,248,094
                                                  ------------
REPUBLIC OF CHINA -- 5.0%
  China Southern Airlines Company,
    Ltd.*..........................   3,400,000      1,057,478
  China Unicom, Ltd. -- ADR*.......      88,400      1,928,225
  United Microelectronics Corp.,
    Ltd.*..........................   5,189,800     11,098,519
                                                  ------------
                                                    14,084,222
                                                  ------------
RUSSIA -- 4.4%
  Golden Telecom, Inc.*............       5,600         97,300
  OAO Lukoil Holding...............     138,200      7,960,320
  Surgutneftegaz*..................     298,000      4,358,250
                                                  ------------
                                                    12,415,870
                                                  ------------
SINGAPORE -- 4.7%
  Chartered Semiconductor
    Manufacturing, Ltd. -- ADR*....      43,400      2,633,838
  Datacraft Asia, Ltd..............   1,192,320      9,896,256
  Natsteel Electronics, Ltd........     306,000        791,243
                                                  ------------
                                                    13,321,337
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS (Continued)
--------------------------------------------------------------
SOUTH AFRICA -- 3.8%
  Dimension Data Holdings PLC*.....     701,460   $  6,489,064
  Impala Platinum Holdings, Ltd....      95,100      4,111,649
                                                  ------------
                                                    10,600,713
                                                  ------------
SOUTH KOREA -- 12.0%
  Hyundai Electronics Industries
    Co., Ltd.*.....................     269,850      3,859,667
  Hyundai Motor Co., Ltd...........     197,580      2,569,080
  Kookmin Bank.....................     255,660      3,049,166
  Korea Electric Power Corp........     187,360      4,889,186
  Korea Telecom Corp...............      79,450      4,759,234
  Samsung Electronics..............      53,797      9,744,872
  SK Telecom Co., Ltd.*............      20,830      5,080,716
                                                  ------------
                                                    33,951,921
                                                  ------------
TAIWAN -- 5.1%
  Hon Hai Precision Industry Co.,
    Ltd............................     402,540      2,646,768
  Taiwan Semiconductor -- ADR*.....   3,406,640     11,308,349
  Via Technologies, Inc.*..........      42,000        443,728
                                                  ------------
                                                    14,398,845
                                                  ------------
THAILAND -- 0.5%
  Thai Farmers Bank Public Co.,
    Ltd.*..........................   2,885,700      1,470,377
                                                  ------------
TURKEY -- 0.4%
  Hurriyet Gazetecilik ve
    Matbaacilik A.S.*..............  128,615,400     1,217,501
                                                  ------------
UNITED KINGDOM -- 0.3%
  Dimension Data Holdings PLC*.....      92,200        854,707
                                                  ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $254,705,627).........................    265,930,025
                                                  ------------
PREFERRED STOCK -- 2.8%
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
--------------------------------------------------------------
BRAZIL -- 2.2%
  CIA Vale do Rio Doce A*..........     136,500   $  3,425,448
  Banco Itau S.A.*.................  17,520,000      1,557,333
  Petroleo Brasileiro S.A..........      49,200      1,405,333
                                                  ------------
                                                     6,388,114
                                                  ------------
THAILAND -- 0.6%
  Siam Commercial Bank Public Co.,
    Ltd.*..........................   4,203,500      1,618,838
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $8,913,074)...........................      8,006,952
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSITS -- 2.6%
--------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00...............  $5,596,535      5,596,535
  Chase Manhattan Bank
    6.110%, 10/02/00...............   1,771,954      1,771,954
                                                  ------------
TOTAL TIME DEPOSITS
  (Cost: $7,368,489)...........................      7,368,489
                                                  ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost: $270,987,190)........................   281,305,466
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.4%..........................................     1,011,910
                                                ------------
NET ASSETS -- 100.0%..........................  $282,317,376
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.5%
Airlines........................        0.4
Auto Manufacturers..............        0.9
Banking & Investments...........       11.0
Beverages -- Non-Alcoholic......        1.6
Broadcasting....................        0.5
Building Materials..............        0.2
Chemicals.......................        1.7
Computer Products...............        1.5
Computer Services...............        3.9
Computer Software...............        3.8
Computers.......................        1.4
Distribution/Wholesale..........        0.5
Diversified Financial
  Services......................        1.2
Diversified Operations..........        1.6
Drugs/Pharmaceuticals...........        3.3
Electric........................        3.8
Electronic
  Components/Semiconductors.....        9.7
Electronics.....................        4.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Entertainment...................        3.0%
Metals..........................        1.5
Mining..........................        1.2
Networking Products.............        2.6
Oil & Gas Producers.............       12.3
Paint & Related Products........        0.3
Paper & Related Products........        0.4
Publishing......................        0.4
Retail -- Apparel...............        0.6
Retail -- Discount..............        0.6
Retail -- Hypermarkets..........        1.2
Retail -- Miscellaneous.........        0.5
Telecommunications..............       18.7
Telecommunications Equipment....        1.5
Television......................        2.9
Other Assets in Excess of
  Liabilities...................        0.4
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Following five calendar years of double-digit gains and a strong first quarter 2000, US large-cap growth stocks took a breather during the six-month period ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities lower. In an attempt to slow the robust US economy and stifle inflation, the Federal Reserve raised short-term interest rates by half a percentage point in May -- its sixth rate increase in less than a year. Optimistic that reports of slowing GDP growth would preempt additional rate hikes, investors bid stock prices higher in June and in August.

  The summer's rallies were short lived, however, as investors turned their attention from interest rates to corporate earnings and concerns that these would be negatively affected by rising oil prices and a weaker euro. Uncertainty surrounding the upcoming US elections also weighed on investor sentiment. Throughout the period, technology issues led the market's decline, with the tech-heavy Nasdaq Composite tumbling 19.7%.

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund declined 5.8%, outperforming its Russell 1000 Growth Index benchmark, which fell 7.9%.

  PORTFOLIO SPECIFICS: Stock selection, especially in the technology and consumer services sectors, was responsible for much of the Fund's outperformance relative to its benchmark during the period.

  Holdings that positively impacted results included CIENA, JDS Uniphase, Intel, Sun Microsystems and Siebel Systems. Outside of the technology sector, Metro-Goldwyn-Mayer (MGM) and Genentech also helped Fund performance.

  During the period, on a company-specific basis, we decreased the Fund's holdings in the retail and financial services sectors and increased holdings in health care and technology. Although we boosted technology exposure during the period, at September 30, 2000 the Fund's technology weighting was slightly below its benchmark.

  MARKET OUTLOOK: Our outlook for large-cap stocks remains positive. Corporate earnings growth, although showing signs of slowing, is expected to remain solid. The Federal Reserve is unlikely to raise interest rates amid economic reports indicative of a deceleration in GDP growth. While we continue to closely monitor oil prices, these have had little impact on inflation over the last 10 years. The combination of solid earnings, steady interest rates and tame inflation bodes well for US equities. Most importantly, we remain focused on finding and investing in companies that will prevail despite changing macroeconomic conditions.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           57.94%                              As of 9/30/00                       52.09%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LARGE CAP GROWTH FUND  RUSSELL 1000
            RETIREMENT SHARES    GROWTH INDEX
12/27/96            $250,000.00   $250,000.00
12/96               $247,420.02   $246,184.68
01/97               $272,445.82   $263,452.07
02/97               $267,801.86   $261,660.59
03/97               $260,061.92   $247,499.52
04/97               $269,865.84   $263,933.49
05/97               $300,051.60   $282,981.57
06/97               $311,145.51   $294,300.83
07/97               $349,845.20   $320,317.03
08/97               $341,847.27   $301,578.48
09/97               $359,133.13   $316,419.16
10/97               $358,617.13   $304,711.65
11/97               $354,231.17   $317,652.75
12/97               $360,423.12   $321,210.46
01/98               $365,583.08   $330,814.66
02/98               $399,122.81   $355,698.54
03/98               $423,632.61   $369,876.68
04/98               $437,048.50   $374,995.77
05/98               $425,954.59   $364,353.39
06/98               $456,656.35   $386,670.04
07/98               $446,852.43   $384,110.28
08/98               $372,291.02   $326,455.33
09/98               $418,472.65   $351,533.63
10/98               $449,690.40   $379,796.93
11/98               $492,518.06   $408,699.48
12/98               $577,915.38   $445,564.17
01/99               $642,930.86   $471,718.79
02/99               $629,256.97   $450,161.24
03/99               $694,014.45   $473,884.74
04/99               $730,134.16   $474,500.79
05/99               $735,294.12   $459,933.61
06/99               $766,253.87   $492,128.96
07/99               $755,933.95   $476,479.26
08/99               $751,289.99   $484,245.88
09/99               $765,479.88   $474,076.71
10/99               $820,691.43   $509,869.50
11/99               $915,118.68   $536,841.60
12/99             $1,131,320.95   $592,673.13
01/00             $1,082,301.34   $564,876.76
02/00             $1,240,196.08   $592,499.23
03/00             $1,283,281.73   $634,922.18
04/00             $1,184,726.52   $604,712.58
05/00             $1,109,133.13   $574,235.06
06/00             $1,226,006.19   $617,762.08
07/00             $1,171,568.63   $592,001.40
08/00             $1,324,045.41   $645,577.53
9/30/00           $1,208,978.33   $584,505.90

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Growth 1000 Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 99.0%
--------------------------------------------------------------
APPLICATION SOFTWARE -- 4.7%
  Siebel Systems, Inc.*............      64,000   $  7,124,000
                                                  ------------
BANKING -- 4.2%
  Citigroup, Inc...................     116,600      6,303,688
                                                  ------------
BIOTECHNOLOGY -- 6.7%
  Amgen, Inc.*.....................      31,900      2,227,516
  Genentech, Inc.*.................      28,200      5,236,388
  Serono S.A. -- ADR*..............      91,900      2,779,975
                                                  ------------
                                                    10,243,879
                                                  ------------
BROADCASTING -- 5.8%
  AT&T Corp.-Liberty Media Group
    Cl. A*.........................     216,300      3,893,400
  Viacom, Inc. Cl. A*..............      85,000      4,972,500
                                                  ------------
                                                     8,865,900
                                                  ------------
COMPUTER SOFTWARE -- 9.7%
  Ariba, Inc.*.....................      28,100      4,025,763
  Oracle Corp.*....................      58,400      4,599,000
  Veritas Software Corp.*..........      43,650      6,198,300
                                                  ------------
                                                    14,823,063
                                                  ------------
COMPUTERS -- 6.4%
  EMC Corp*........................      49,900      4,946,338
  Sun Microsystems, Inc.*..........      40,400      4,716,700
                                                  ------------
                                                     9,663,038
                                                  ------------
DRUGS/PHARMACEUTICALS -- 3.6%
  Pfizer, Inc......................     122,800      5,518,325
                                                  ------------
ELECTRIC -- GENERATION -- 3.5%
  AES Corp.*.......................      77,400      5,301,900
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 2.6%
  Intel Corp.......................      95,500      3,969,219
                                                  ------------
INSURANCE -- 2.1%
  American International
    Group, Inc.....................      32,600      3,119,413
                                                  ------------
INTERNET SOFTWARE -- 2.7%
  VeriSign, Inc.*..................      20,282      4,108,373
                                                  ------------
LEISURE/GAMING -- 4.6%
  MGM Grand, Inc...................     183,900      7,022,681
                                                  ------------
NETWORKING PRODUCTS -- 9.4%
  Cisco Systems, Inc.*.............     110,300      6,094,074
  Juniper Networks, Inc.*..........      20,300      4,444,431
  Network Appliance, Inc*..........      29,600      3,770,300
                                                  ------------
                                                    14,308,805
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
OIL & GAS PRODUCERS -- 7.7%
  Enron Corp.......................      81,000   $  7,097,625
  Santa Fe International Corp......     103,100      4,645,944
                                                  ------------
                                                    11,743,569
                                                  ------------
OIL FIELD SERVICES -- 1.4%
  Weatherford
    International, Inc.*...........      47,800      2,055,400
                                                  ------------
RETAIL-DISCOUNT -- 2.8%
  Wal-Mart Stores, Inc.............      88,100      4,239,813
                                                  ------------
TELECOMMUNICATIONS -- 12.2%
  CIENA Corp.*.....................      48,400      5,944,124
  Corning, Inc.....................      14,388      4,273,236
  Nextel Communications, Inc.*.....      67,700      3,164,975
  Qwest Communications
    International, Inc.*...........     106,400      5,113,850
                                                  ------------
                                                    18,496,185
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 8.9%
  Corvis Corporation*..............      44,500      2,716,587
  JDS Uniphase Corp.*..............      19,400      1,836,938
  Nortel Networks Corporation......      85,600      5,098,549
  TyCom, Ltd.*.....................      99,100      3,802,963
                                                  ------------
                                                    13,455,037
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $124,241,651).........................    150,362,288
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 3.3%
--------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $4,979,038).............  $4,979,038      4,979,038
                                                  ------------

TOTAL INVESTMENTS -- 102.3%
  (Cost: $129,220,689)........................   155,341,326
LIABILITIES IN EXCESS OF OTHER ASSETS --
(2.3)%........................................    (3,499,857)
                                                ------------
NET ASSETS -- 100.0%..........................  $151,841,469
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; ANDREW
B. GALLAGHER, Partner, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: The US stock market was turbulent during the six months ended September 30, 2000. In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities-particularly technology issues-lower. Stocks advanced in June and August, reflecting sentiment that the Federal Reserve's May interest rate increase was the last in its series of tightening moves. Despite the summer's rallies, however, equities -- once again led by technology shares -- drifted lower in September. The sell-off was prompted by concerns about the impact of rising oil prices and a weakening euro on corporate earnings and uncertainty surrounding the outcome of upcoming US elections.

  Within the universe of US growth stocks, mid-cap issues represented the best-performing capitalization segment during the period. The relative strength of mid-cap growth stocks was driven by attractive valuations combined with the ability to deliver double-digit earnings growth in the face of rising capital costs.

  PERFORMANCE: The Fund declined 2.0% during the six-month period ended September 30, 2000, outperforming its Russell Midcap Growth Index, which declined 5.1%.

  PORTFOLIO SPECIFICS: The Fund's outperformance relative to its benchmark was primarily due to stock selection in the technology sector.

  Among the Fund's best-performing technology holdings were CIENA, a manufacturer of optical networking equipment; Network Appliance, a data storage and access company; and Mercury Interactive, a provider of Web-management solutions that enable businesses to test and monitor Internet applications. Top performers outside of the technology arena included Medimmune, a biotechnology firm, and Kohl's, a department store chain.

  During the period, on a stock-by-stock basis, we increased the Fund's weighting in health care stocks and decreased holdings in the commercial/industrial services sector.

  Market Outlook: Looking forward, there are many factors supporting continued strong performance by US mid-cap equities, including:
  - Sound fundamentals

  - Attractive valuations

  - Ongoing brisk pace of mergers and acquisitions activity

  In this environment, we are optimistic that our forward-looking investment philosophy will continue to lead us to high-growth, mid-sized companies poised to materially outperform.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00
                           1 YEAR                                 5 YEARS                         10 YEARS
                           98.00%                                 30.97%                           26.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MID CAP GROWTH      RUSSELL MID CAP
         FUND RETIREMENT SHARES   GROWTH INDEX
9/30/85             $250,000.00      $250,000.00
10/85               $263,803.68      $250,000.00
11/85               $289,877.30      $250,000.00
12/85               $311,349.69      $250,000.00
01/86               $325,153.37      $254,807.50
02/86               $352,760.74      $277,271.33
03/86               $388,036.81      $293,918.70
04/86               $386,503.07      $297,128.29
05/86               $420,245.40      $315,779.03
06/86               $437,116.56      $320,667.29
07/86               $414,110.43      $295,148.59
08/86               $435,582.82      $308,539.48
09/86               $388,036.81      $282,970.82
10/86               $426,380.37      $300,053.76
11/86               $426,380.37      $302,871.27
12/86               $414,110.43      $293,875.99
01/87               $478,527.61      $334,695.37
02/87               $503,067.48      $359,630.17
03/87               $507,668.71      $364,485.18
04/87               $501,533.74      $355,008.56
05/87               $504,601.23      $357,298.37
06/87               $521,472.39      $371,922.59
07/87               $558,282.21      $388,848.79
08/87               $576,687.12      $404,892.69
09/87               $567,484.66      $395,948.61
10/87               $409,509.20      $287,173.61
11/87               $374,233.13      $267,197.81
12/87               $426,380.37      $301,984.30
01/88               $412,576.69      $305,043.40
02/88               $443,251.53      $330,063.06
03/88               $437,116.56      $331,554.94
04/88               $441,717.79      $333,428.23
05/88               $444,785.28      $327,526.55
06/88               $486,196.32      $352,277.73
07/88               $467,791.41      $338,944.02
08/88               $449,386.50      $326,033.64
09/88               $475,460.12      $338,931.53
10/88               $480,061.35      $336,884.38
11/88               $463,190.18      $328,775.58
12/88               $480,061.35      $341,012.60
01/89               $509,202.45      $361,111.89
02/89               $496,932.52      $358,150.77
03/89               $506,134.97      $362,538.11
04/89               $532,208.59      $383,188.29
05/89               $564,417.18      $403,547.08
06/89               $536,809.82      $398,139.55
07/89               $598,159.51      $429,333.78
08/89               $619,631.90      $445,953.29
09/89               $631,901.84      $445,797.21
10/89               $613,496.93      $427,211.92
11/89               $634,969.33      $437,324.03
12/89               $641,104.29      $448,379.58
01/90               $602,760.74      $406,828.25
02/90               $628,834.36      $415,192.63
03/90               $648,773.01      $432,593.36
04/90               $633,435.58      $420,627.83
05/90               $736,196.32      $463,885.19
06/90               $745,398.77      $469,614.17
07/90               $720,858.90      $454,642.87
08/90               $661,042.94      $401,772.45
09/90               $611,963.19      $374,556.39
10/90               $598,159.51      $367,555.93
11/90               $636,503.07      $406,895.44
12/90               $644,171.78      $425,364.42
01/91               $707,055.21      $457,271.01
02/91               $773,006.13      $497,529.15
03/91               $811,349.69      $523,530.02
04/91               $791,411.04      $518,870.60
05/91               $828,220.86      $545,104.70
06/91               $774,539.88      $515,396.50
07/91               $832,822.09      $541,398.25
08/91               $872,699.39      $558,316.94
09/91               $874,233.13      $557,674.88
10/91               $900,306.75      $570,189.10
11/91               $860,429.45      $551,384.27
12/91             $1,000,000.00      $625,418.63
01/92             $1,007,668.71      $630,984.86
02/92             $1,023,006.13      $632,347.79
03/92               $972,392.64      $606,370.94
04/92               $944,785.28      $594,765.00
05/92               $934,049.08      $595,924.79
06/92               $904,907.98      $578,196.03
07/92               $938,650.31      $603,972.01
08/92               $914,110.43      $596,066.01
09/92               $949,386.50      $609,125.82
10/92             $1,003,067.48      $627,472.69
11/92             $1,081,288.34      $667,122.69
12/92             $1,131,901.84      $679,904.76
01/93             $1,164,110.43      $687,920.84
02/93             $1,148,773.01      $666,739.75
03/93             $1,203,987.73      $686,048.54
04/93             $1,173,312.88      $657,872.52
05/93             $1,250,000.00      $688,917.53
06/93             $1,280,674.85      $686,086.08
07/93             $1,294,478.53      $683,924.91
08/93             $1,365,030.67      $723,688.30
09/93             $1,381,901.84      $732,350.85
10/93             $1,378,834.36      $744,149.02
11/93             $1,323,619.63      $726,840.12
12/93             $1,352,760.74      $756,008.21
01/94             $1,374,233.13      $775,460.30
02/94             $1,346,625.77      $768,775.83
03/94             $1,256,134.97      $732,543.43
04/94             $1,266,871.17      $730,756.02
05/94             $1,245,398.77      $731,822.93
06/94             $1,184,049.08      $700,339.90
07/94             $1,203,987.73      $719,739.32
08/94             $1,263,803.68      $762,671.77
09/94             $1,240,797.55      $750,095.31
10/94             $1,257,668.71      $763,056.96
11/94             $1,179,447.85      $729,406.15
12/94             $1,207,055.21      $739,632.42
01/95             $1,184,049.08      $748,522.80
02/95             $1,251,533.74      $788,351.70
03/95             $1,294,478.53      $819,617.73
04/95             $1,319,018.40      $826,494.32
05/95             $1,338,957.06      $846,867.41
06/95             $1,438,650.31      $885,408.34
07/95             $1,553,680.98      $941,127.09
08/95             $1,587,423.31      $951,432.43
09/95             $1,619,631.90      $972,611.32
10/95             $1,602,760.74      $948,033.43
11/95             $1,633,435.58      $990,505.33
12/95             $1,668,711.66      $991,040.20
01/96             $1,687,116.56    $1,008,541.97
02/96             $1,754,601.23    $1,046,664.86
03/96             $1,754,601.23    $1,054,912.58
04/96             $1,868,098.16    $1,105,875.40
05/96             $1,943,251.53    $1,128,435.26
06/96             $1,895,705.52    $1,094,356.52
07/96             $1,751,533.74    $1,009,434.45
08/96             $1,832,822.09    $1,064,004.48
09/96             $1,947,852.76    $1,131,590.04
10/96             $1,921,779.14    $1,118,350.44
11/96             $1,986,196.32    $1,184,221.28
12/96             $1,938,650.31    $1,164,278.99
01/97             $2,019,938.65    $1,215,798.34
02/97             $1,888,036.81    $1,189,050.77
03/97             $1,780,674.85    $1,121,857.51
04/97             $1,782,208.59    $1,149,343.02
05/97             $1,934,049.08    $1,252,335.65
06/97             $2,007,668.71    $1,287,025.35
07/97             $2,211,656.44    $1,410,193.68
08/97             $2,177,914.11    $1,396,373.78
09/97             $2,320,552.15    $1,467,030.29
10/97             $2,184,049.08    $1,393,532.07
11/97             $2,184,049.08    $1,408,178.10
12/97             $2,256,134.97    $1,426,667.47
01/98             $2,199,386.50    $1,400,987.46
02/98             $2,409,509.20    $1,532,708.30
03/98             $2,530,674.85    $1,596,959.43
04/98             $2,500,000.00    $1,618,646.14
05/98             $2,354,294.48    $1,552,071.23
06/98             $2,501,533.74    $1,595,979.32
07/98             $2,391,104.29    $1,527,607.57
08/98             $1,875,766.87    $1,235,987.28
09/98             $2,059,815.95    $1,329,477.36
10/98             $2,111,963.19    $1,427,326.89
11/98             $2,253,067.48    $1,523,671.46
12/98             $2,579,754.60    $1,681,523.82
01/99             $2,845,092.02    $1,731,969.54
02/99             $2,608,895.71    $1,647,276.23
03/99             $2,930,981.60    $1,739,029.51
04/99             $3,046,012.27    $1,818,329.26
05/99             $2,915,644.17    $1,794,872.81
06/99             $3,148,773.01    $1,920,154.93
07/99             $3,101,226.99    $1,859,094.01
08/99             $3,154,907.98    $1,839,759.43
09/99             $3,151,840.49    $1,824,121.47
10/99             $3,524,539.88    $1,965,126.06
11/99             $3,976,993.87    $2,168,713.12
12/99             $5,154,907.98    $2,544,334.24
01/00             $5,185,582.82    $2,543,825.37
02/00             $7,130,368.10    $3,078,537.46
03/00             $6,365,030.67    $3,081,616.00
04/00             $5,446,319.02    $2,782,483.53
05/00             $4,865,030.67    $2,579,640.48
06/00             $5,720,858.90    $2,853,350.34
07/00             $5,406,441.72    $2,672,723.90
08/00             $6,325,153.37    $3,075,770.66
9/30/00           $6,240,797.55    $2,925,365.47

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 98.7%
--------------------------------------------------------------
APPLICATIONS SOFTWARE -- 0.6%
  BroadVision, Inc.*...............      55,700   $  1,430,794
                                                  ------------
AUTOMOBILES -- 0.9%
  Harley-Davidson, Inc.............      42,900      2,053,838
                                                  ------------
BIOTECHNOLOGY -- 8.0%
  Celera Genomics *................      16,500      1,643,813
  Genzyme Corp.-General
    Division*......................      19,200      1,309,200
  Gilead Sciences, Inc.*...........      11,900      1,305,281
  Human Genome Sciences, Inc.*.....      17,000      2,943,125
  Immunex Corp.*...................      44,600      1,940,100
  Medimmune, Inc.*.................      48,100      3,715,725
  Millennium
    Pharmaceuticals, Inc.*.........      13,700      2,001,056
  Protein Design Labs, Inc.*.......      16,400      1,976,200
  Vertex Pharmaceuticals, Inc.*....      28,800      2,433,599
                                                  ------------
                                                    19,268,099
                                                  ------------
COMPUTER HARDWARE -- 4.0%
  Brocade Communications
    Systems, Inc.*.................      26,600      6,277,600
  Redback Networks, Inc. *.........      20,800      3,411,200
                                                  ------------
                                                     9,688,800
                                                  ------------
COMPUTER SERVICES -- 0.7%
  StorageNetworks, Inc.*...........      16,600      1,696,313
                                                  ------------
COMPUTER SOFTWARE -- 10.1%
  Ariba, Inc.*.....................      34,000      4,871,030
  i2 Technologies, Inc.*...........      16,900      3,161,356
  Mercury Interactive Corp.*.......      44,100      6,912,675
  Micromuse, Inc.*.................      14,200      2,853,313
  Nuance Communications, Inc.*.....      14,700      1,788,806
  ONI Systems Corp.*...............      19,300      1,665,831
  Quest Software, Inc.*............      22,600      1,403,672
  Vitria Technology, Inc.*.........      36,700      1,711,138
                                                  ------------
                                                    24,367,821
                                                  ------------
CONTRACT DRILLING -- 2.3%
  Global Marine, Inc.*.............      64,700      1,997,613
  Diamond Offshore
    Drilling, Inc..................      37,200      1,525,200
  Noble Drilling Corp.*............      38,200      1,919,550
                                                  ------------
                                                     5,442,363
                                                  ------------
DRUGS/PHARMACEUTICALS -- 8.0%
  Abgenix, Inc.*...................      28,500      2,303,155
  ALZA Corp.*......................      36,700      3,174,550
  Andrx Corp. -- Andrx Group*......      24,600      2,297,024
  COR Therapeutics, Inc.*..........      35,600      2,218,325
  Forest Laboratories, Inc. Cl.
    A*.............................      20,800      2,385,500
  IDEC Pharmaceuticals Corp.*......      16,700      2,928,501
  King Pharmaceuticals, Inc.*......      39,200      1,310,750
  Sepracor, Inc.*..................      21,000      2,576,437
                                                  ------------
                                                    19,194,242
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

ELECTRIC -- 3.8%
  Calpine Corp.*...................      56,100   $  5,855,438
  NRG Energy, Inc.*................      38,700      1,412,550
  Southern Energy, Inc.*...........      62,800      1,970,350
                                                  ------------
                                                     9,238,338
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 14.8%
  Applied Micro Circuits Corp.*....      31,800      6,584,587
  Conexant Systems, Inc.*..........      50,400      2,110,499
  GlobeSpan, Inc.*.................      16,100      1,964,200
  Maxim Integrated
    Products, Inc.*................      43,800      3,523,162
  Micrel, Inc.*....................      25,300      1,695,100
  PMC-Sierra, Inc.*................      13,600      2,927,400
  Sanmina Corp.*...................      28,800      2,696,400
  Semtech Corp.*...................      39,400      1,699,124
  TranSwitch Corp.*................      39,500      2,518,124
  Virata Corp.*....................      17,800      1,177,025
  Vitesse Semiconductor Corp.*.....      36,500      3,246,218
  Waters Corp.*....................      61,200      5,446,800
                                                  ------------
                                                    35,588,639
                                                  ------------
ELECTRONIC INSTRUMENTS -- 1.9%
  Keithley Instruments, Inc........      26,800      1,876,000
  Newport Corp.....................      16,300      2,596,029
                                                  ------------
                                                     4,472,029
                                                  ------------
INTERNET SOFTWARE -- 5.3%
  Agile Software Corp.*............      27,400      2,464,288
  Art Technology Group, Inc.*......      18,000      1,705,500
  CacheFlow, Inc.*.................      20,100      2,874,300
  Interwoven, Inc.*................      19,000      2,148,188
  TIBCO Software, Inc.*............      25,600      2,161,600
  Vignette Corp.*..................      46,100      1,377,238
                                                  ------------
                                                    12,731,114
                                                  ------------
MEDICAL SUPPLIES/EQUIPMENT -- 3.1%
  MiniMed, Inc.*...................      29,000      2,591,875
  PE Corp.-PE Biosystems Group.....      42,800      4,986,200
                                                  ------------
                                                     7,578,075
                                                  ------------
MULTIMEDIA -- 0.4%
  Entravision Communications Corp.
    Cl. A*.........................      56,300        978,213
                                                  ------------
NETWORKING PRODUCTS -- 5.8%
  Avici Systems, Inc.*.............      16,900      1,607,613
  Emulex Corp.*....................      20,000      2,450,000
  Extreme Networks, Inc.*..........      17,700      2,026,650
  Network Appliance, Inc.*.........      49,100      6,254,113
  Turnstone Systems, Inc.*.........      34,500      1,599,938
                                                  ------------
                                                    13,938,314
                                                  ------------
OIL & GAS SERVICES -- 7.2%
  Anadarko Petroleum Corp..........      27,000      1,794,420
  Baker Hughes, Inc................      44,300      1,644,638
  BJ Services Co.*.................      43,900      2,683,388

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
Oil & Gas Services (Continued)
  ENSCO International, Inc.........      60,900   $  2,329,425
  Nabors Industries, Inc.*.........      26,800      1,404,320
  National-Oilwell, Inc.*..........      49,700      1,553,125
  Rowan Companies, Inc.*...........      70,700      2,050,300
  Smith International, Inc.*.......      32,000      2,610,000
  UTI Energy Corp.*................      28,300      1,262,888
                                                  ------------
                                                    17,332,504
                                                  ------------
OPTICAL SUPPLIES -- 1.1%
  Allergan, Inc....................      32,200      2,718,888
                                                  ------------
PIPELINES -- 1.0%
  Dynegy, Inc. Cl. A...............      41,800      2,382,600
                                                  ------------
RETAIL -- 0.6%
  Starbucks Corp.*.................      36,400      1,458,275
                                                  ------------
RETAIL -- DEPARTMENT STORES -- 1.1%
  Kohls Corp.*.....................      44,500      2,567,094
                                                  ------------
RETAIL -- DISCOUNT -- 0.7%
  Dollar Tree Stores, Inc.*........      40,500      1,642,781
                                                  ------------
TELECOMMUNICATIONS -- 6.5%
  Avanex Corp.*....................      18,900      2,035,294
  CIENA Corp.*.....................      74,200      9,112,688
  Crown Castle International
    Corp.*.........................      78,500      2,438,406
  Metromedia Fiber Network, Inc.
    Cl. A*.........................      29,200        709,925
  Nextlink Communications, Inc. Cl.
    A*.............................      36,800      1,294,900
                                                  ------------
                                                    15,591,213
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 7.5%
  Comverse Technology, Inc.*.......      35,700      3,855,600
  Corvis Corp.*....................      21,100      1,288,090
  Cosine Communications, Inc.*.....      21,200      1,177,925
  Finisar Corp.*...................      56,900      2,752,538
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

Telecommunications Equipment (Continued)
  Natural MicroSystems Corp.*......      26,800   $  1,441,757
  Nextel Partners, Inc. Cl. A*.....      52,000      1,514,500
  Scientific-Atlanta, Inc..........      22,500      1,431,563
  SDL, Inc.*.......................      14,600      4,515,963
                                                  ------------
                                                    17,977,936
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 0.8%
  McLeodUSA, Inc.*.................      81,500      1,166,469
  Time Warner Telecom, Inc. Cl.
    A*.............................      16,100        777,831
                                                  ------------
                                                     1,944,300
                                                  ------------
WIRELESS EQUIPMENT -- 2.5%
  Netro Corp.*.....................      25,600      1,516,800
  Palm, Inc.*......................      86,300      4,568,506
                                                  ------------
                                                     6,085,306
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $163,756,518).........................    237,367,889
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 1.7%
--------------------------------------------------------------
  HSBC Holdings PLC
    6.110%, 10/02/00
    (Cost: $4,054,280).............  $4,054,280      4,054,280
                                                  ------------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $167,810,798)........................   241,422,169
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.4)%........................................      (976,924)
                                                ------------
NET ASSETS -- 100.0%..........................  $240,445,245
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: Despite strong gains in June and August, when the Russell 2000 Growth Index climbed 12.9% and 10.5%, respectively, small-cap growth stocks drifted lower during the six-month period ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equities lower.

  The Federal Reserve raised interest rates by one-half percentage point in May -- its sixth increase in a series of moves beginning June 30, 1999 and totaling 1.75%. Amid reports of slowing economic growth, investors grew confident that the rate hike in May was the last in the Federal Reserve's round of tightening, sending stocks higher. However, equities resumed their downward trend late in the period amid concerns that rising oil prices and a weakening euro would take their toll on corporate profitability. In addition, the uncertain outcome of upcoming US elections dampened investor enthusiasm.

  Technology issues bore the brunt of the market's decline, with the tech-laden Nasdaq Composite tumbling 19.7% during the 6-month period.

  PERFORMANCE: From April 1, 2000 through September 30, 2000, the Fund declined 12.4%. During the same period, the Russell 2000 Growth Index fell 11.1%.

  PORTFOLIO SPECIFICS: The Fund's slight underperformance relative to its benchmark during the period was due to stock selection in the commercial/industrial and consumer services sectors, an overweighting in technology and an underweighting in health care and financial services stocks -- two sectors that performed relatively well.

  Stock selection within the technology sector positively contributed to this period's results. Among the Fund's best-performing holdings were Powerwave Technologies, a manufacturer of ultra-linear radio frequency (RF) power amplifiers for use in wireless communications; Micrel, a provider of analog and mixed-signal semiconductor devices; and MMC Networks, a supplier of network-processor chip sets to customers like Cisco and Nortel.

  MARKET OUTLOOK: We are optimistic that the following positive factors will create a favorable environment for small-cap growth stock investing:
  - Attractive valuations

  - Expectations for solid operating earnings

  - High levels of cash holdings by aggressive growth mutual funds, pointing toward strong future demand for small-cap growth stocks.

  As a result, we are confident that our bottom-up investment process will continue to identify promising small-cap growth investment opportunities.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                           52.38%                                 22.22%                           19.40%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SMALL CAP GROWTH     RUSSELL 2000
         FUND RETIREMENT SHARES  GROWTH INDEX
10/1/93             $250,000.00   $250,000.00
10/93               $250,358.17   $257,230.00
11/93               $237,106.02   $246,825.05
12/93               $249,641.83   $256,564.76
01/94               $256,805.16   $263,394.52
02/94               $255,014.33   $262,235.58
03/94               $234,240.69   $246,126.45
04/94               $234,957.02   $246,503.02
05/94               $228,510.03   $240,978.89
06/94               $216,690.54   $230,681.86
07/94               $222,063.04   $233,969.08
08/94               $236,747.85   $251,137.73
09/94               $239,613.18   $252,190.00
10/94               $242,836.68   $254,875.82
11/94               $230,300.86   $244,563.54
12/94               $239,971.35   $250,325.46
01/95               $229,584.53   $245,226.33
02/95               $241,762.18   $256,558.24
03/95               $253,581.66   $264,052.31
04/95               $257,879.66   $268,023.65
05/95               $259,670.49   $271,534.76
06/95               $282,593.12   $290,246.22
07/95               $309,813.75   $312,868.01
08/95               $310,530.09   $316,728.81
09/95               $316,977.08   $323,250.25
10/95               $304,441.26   $307,349.57
11/95               $317,693.41   $320,965.16
12/95               $324,498.57   $328,077.75
01/96               $319,842.41   $325,361.26
02/96               $339,183.38   $340,197.74
03/96               $349,212.03   $346,923.45
04/96               $385,386.82   $373,556.76
05/96               $406,876.79   $392,720.22
06/96               $381,805.16   $367,193.41
07/96               $337,750.72   $322,359.09
08/96               $367,836.68   $346,223.33
09/96               $392,191.98   $364,053.84
10/96               $375,000.00   $348,363.12
11/96               $378,581.66   $358,047.61
12/96               $384,312.32   $365,029.54
01/97               $388,968.48   $373,863.25
02/97               $347,063.04   $351,281.91
03/97               $328,080.23   $326,491.95
04/97               $323,065.90   $322,704.64
05/97               $374,283.67   $371,207.15
06/97               $401,146.13   $383,791.07
07/97               $429,799.43   $403,441.17
08/97               $438,037.25   $415,544.41
09/97               $478,868.19   $448,704.85
10/97               $444,842.41   $421,737.69
11/97               $427,650.43   $411,683.47
12/97               $429,083.09   $411,914.01
01/98               $419,054.44   $406,435.55
02/98               $456,303.72   $442,319.75
03/98               $481,733.52   $460,875.06
04/98               $481,375.36   $463,700.22
05/98               $443,409.74   $430,012.40
06/98               $459,885.39   $434,407.13
07/98               $420,487.11   $398,134.13
08/98               $318,409.74   $306,244.78
09/98               $351,361.03   $337,924.93
10/98               $356,017.19   $354,901.73
11/98               $393,266.48   $382,442.10
12/98               $445,916.91   $417,053.11
01/99               $489,971.35   $435,820.50
02/99               $437,679.08   $395,942.93
03/99               $484,598.85   $410,038.50
04/99               $512,893.98   $446,244.90
05/99               $492,478.51   $446,958.89
06/99               $554,083.09   $470,513.62
07/99               $556,232.09   $455,974.75
08/99               $551,575.93   $438,921.29
09/99               $567,335.24   $447,392.48
10/99               $621,418.34   $458,845.72
11/99               $702,604.32   $507,345.72
12/99               $860,845.25   $596,790.77
01/00               $840,062.46   $591,240.61
02/00             $1,130,292.37   $728,822.30
03/00               $986,271.24   $652,223.08
04/00               $846,625.44   $586,368.11
05/00               $743,440.69   $535,002.27
06/00               $895,847.85   $604,124.56
07/00               $801,778.36   $552,351.08
08/00               $918,818.31   $610,458.42
9/30/00             $864,491.36   $580,118.64

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK -- 94.9%
---------------------------------------------------------------
ADVERTISING -- 0.3%
  Getty Images, Inc.*..............       22,600   $    687,888
                                                   ------------
AEROSPACE/DEFENSE -- 3.0%
  Aeroflex, Inc.*..................       20,100        977,363
  Newport Corp.....................       31,100      4,953,159
  Photon Dynamics, Inc.*...........        7,900        298,225
  Remec, Inc.*.....................       41,450      1,220,184
  Teledyne Technologies, Inc.*.....       17,800        518,425
                                                   ------------
                                                      7,967,356
                                                   ------------
AIRLINES -- 0.4%
  Atlantic Coast Airlines
    Holdings, Inc.*................       10,300        331,531
  Skywest, Inc.....................       14,800        758,500
                                                   ------------
                                                      1,090,031
                                                   ------------
APPAREL -- 0.6%
  Columbia Sportswear Co.*.........       13,900        637,663
  Timberland Co. Cl. A*............       25,400      1,041,400
                                                   ------------
                                                      1,679,063
                                                   ------------
APPLICATIONS SOFTWARE -- 2.3%
  Exchange Applications, Inc.*.....       32,800        148,623
  EXE Technologies, Inc.*..........       15,900        238,500
  HNC Software, Inc.*..............       14,100      1,153,556
  Iona Technologies PLC*...........       20,900      1,452,550
  National Instruments Corp.*......       17,950        792,044
  OpenTV Corp. Cl. A*..............       35,346      1,175,255
  Resonate, Inc.*..................        6,300        248,850
  SilverStream Software, Inc.*.....        4,900        147,613
  WebTrends Corp.*.................       20,300        758,713
                                                   ------------
                                                      6,115,704
                                                   ------------
ATHLETIC EQUIPMENT -- 0.1%
  Direct Focus, Inc.*..............        9,400        373,650
                                                   ------------
AUCTIONS -- 0.2%
  Sothebys Holding, Inc. Cl. A.....       17,100        425,363
                                                   ------------
AUTO-TRUCKS -- 0.1%
  Oshkosh Truck Co. Cl. B..........        7,900        306,125
                                                   ------------
BATTERY SYSTEMS -- 0.1%
  Valence Technology, Inc.*........       18,500        319,125
                                                   ------------
BEVERAGES-ALCOHOLIC -- 0.3%
  Constellation Brands, Inc. Cl.
    A*.............................       13,900        754,944
                                                   ------------
BIOTECHNOLOGY -- 5.5%
  Abgenix, Inc.*...................        8,200        662,663
  Arena Pharmaceuticals, Inc.*.....        6,300        270,900
  Aurora Biosciences Corp.*........       12,300        836,400
  Aviron*..........................       17,900      1,043,794
  CuraGen Corp.*...................       28,200      1,502,530
  Deltagen, Inc.*..................       10,700        331,031
  Enzon, Inc.*.....................       48,500      3,201,000
  Genencor International, Inc.*....        8,400        248,850
  Genzyme Transgenics Corp.*.......       19,500        687,375
  Illumina, Inc.*..................        5,600        254,100
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

Biotechnology (Continued)
  Invitrogen Corp.*................       46,600   $  3,314,425
  Large Scale Biology Corp.*.......        6,900        225,975
  Myriad Genetics, Inc.*...........        5,100        438,600
  Sangamo Biosciences, Inc.*.......       10,500        406,875
  Trimeris, Inc.*..................       10,100        706,369
  Visible Genetics, Inc.*..........       10,800        436,050
                                                   ------------
                                                     14,566,937
                                                   ------------
BROADCASTING -- 1.4%
  Pegasus Communications Corp. Cl.
    A*.............................       18,200        879,288
  Price Communications Corp.*......       28,500        557,531
  Radio One, Inc.
    Cl. D*.........................       25,600        180,800
  SBS Broadcasting S.A.*...........       17,100        680,794
  Sirius Satellite Radio, Inc.*....       18,900        999,338
  XM Satellite Radio
    Holdings, Inc.*................       11,700        503,831
                                                   ------------
                                                      3,801,582
                                                   ------------
CASINO SERVICES -- 0.3%
  Anchor Gaming*...................        9,500        755,844
                                                   ------------
CHEMICALS -- 0.1%
  Georgia Gulf Corp................       31,100        355,706
                                                   ------------
COMMUNICATIONS SOFTWARE -- 0.7%
  Puma Technology, Inc.*...........       30,900        627,656
  Seachange
    International, Inc.*...........        7,100        236,963
  SignalSoft Corp.*................        7,000        284,375
  SpeechWorks
    International, Inc.*...........        2,800        173,600
  Ulticom, Inc.*...................        5,600        263,900
  Witness Systems, Inc.*...........        8,800        158,950
                                                   ------------
                                                      1,745,444
                                                   ------------
COMPUTER SERVICES -- 2.7%
  Aspen Technology, Inc.*..........       18,600        839,325
  eLoyalty Corp.*..................       12,800        163,200
  Entrust Technologies, Inc.*......       15,500        428,188
  Internet Security
    Systems, Inc.*.................       33,600      2,524,200
  McAfee.com Corp. Cl. A*..........        9,300        138,338
  M-Systems Flash Disk Pioneers,
    Ltd.*..........................       54,200      2,069,763
  Silicon Storage
    Technology, Inc.*..............        7,600        206,625
  SonicWALL, Inc.*.................       25,200        718,200
                                                   ------------
                                                      7,087,839
                                                   ------------
COMPUTER SOFTWARE -- 7.0%
  BindView Development Corp.*......       47,600        359,975
  Broadbase Software, Inc.*........       26,000        352,625
  Business Objects S.A. -- ADR*....       32,000      3,618,000
  Kana Communications, Inc.*.......        9,604        213,689
  Mercury Interactive Corp.*.......       79,300     12,430,274
  NetIQ Corp.*.....................        9,224        605,902
  Numerical Technologies, Inc.*....        6,800        195,925
  Pivotal Corp.*...................       11,200        588,000
  Transaction Systems
    Architects, Inc. Cl. A*........       11,000        178,750
                                                   ------------
                                                     18,543,140
                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
COMPUTERS -- 1.3%
  Adept Technology, Inc.*..........       14,200   $    746,388
  Affiliated Computer
    Services, Inc. Cl. A*..........       19,500        972,563
  Concurrent Computer Corp.*.......       28,000        532,000
  Extended Systems, Inc.*..........       10,400        559,000
  Globix Corp.*....................       27,500        641,094
                                                   ------------
                                                      3,451,045
                                                   ------------
CONSULTING SERVICES -- 0.1%
  Management Network
    Group, Inc.*...................        8,200        171,175
                                                   ------------
CONSUMER SERVICES -- 0.5%
  Forrester Research, Inc.*........       14,500        924,375
  Western Gas Resources, Inc.......       14,000        350,875
                                                   ------------
                                                      1,275,250
                                                   ------------
CRUISE LINES -- 0.1%
  American Classic Voyages Co.*....       12,600        184,275
                                                   ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.6%
  Documentum, Inc.*................       21,700      1,761,769
  Polycom, Inc.*...................       28,000      1,875,126
  Reynolds & Reynolds Co. Cl. A....       29,600        588,300
                                                   ------------
                                                      4,225,195
                                                   ------------
DISTRIBUTION/WHOLESALE -- 0.2%
  United Stationers, Inc.*.........       23,700        636,938
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
  London Pacific Group, Ltd. --
    ADR............................       27,900        554,513
                                                   ------------
DRILLING -- 1.8%
  Atwood Oceanics, Inc.*...........        6,400        266,800
  Marine Drilling Co.*.............       60,300      1,722,319
  Nabors Industries*...............       20,762      1,087,929
  Patterson Energy, Inc.*..........       14,000        481,250
  Precision Drilling Corp.*........       12,800        456,000
  Unit Corp.*......................       10,700        157,825
  UTI Energy Corp.*................       10,400        464,100
                                                   ------------
                                                      4,636,223
                                                   ------------
DRUGS/PHARMACEUTICALS -- 6.7%
  Advance Paradigm, Inc.*..........       24,500      1,033,594
  Alexion
    Pharmaceuticals, Inc.*.........       13,900      1,584,600
  Alpharma, Inc. Cl. A.............       21,500      1,314,188
  Cubist Pharmaceuticals, Inc.*....        5,600        291,550
  Dura Pharmaceuticals, Inc.*......       49,200      1,740,450
  ImmundGen, Inc.*.................        8,100        276,919
  King Pharmaceuticals, Inc.*......       15,656        523,498
  Medarex, Inc.*...................       20,600      2,416,637
  Medicis Pharmaceutical Corp. Cl.
    A*.............................       36,500      2,244,749
  NBTY, Inc.*......................       18,300        119,521
  NeoPharm, Inc.*..................       36,300      1,433,850
  OSI Pharmaceuticals, Inc.*.......       33,200      2,324,000
  OXMA, Ltd.*......................        1,500         21,656
  Pharmacopeia, Inc.*..............       15,500        395,250
  Priority Healthcare Corp. Cl.
    B*.............................       14,400      1,098,000
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

Drugs/Pharmaceuticals (Continued)
  Titan Pharmaceuticals, Inc.*.....        5,700   $    370,500
  United Therapeutics Corp.*.......        6,300        550,463
                                                   ------------
                                                     17,739,425
                                                   ------------
E-COMMERCE -- 0.8%
  PurchasePro.com, Inc.*...........       25,000      2,196,874
                                                   ------------
EDUCATIONAL SOFTWARE -- 0.4%
  SmartForce Public Ltd., Co. --
    ADR*...........................       19,700        933,288
                                                   ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 11.3%
  ACT Manufacturing, Inc.*.........       15,500        817,625
  Alpha Industries, Inc.*..........       42,200      1,437,438
  Benchmark Electronics, Inc.*.....       10,400        540,800
  C-Cube Mircosystems, Inc.*.......       22,100        453,050
  Electronic Scientific
    Industries, Inc.*..............       36,800      1,292,600
  EMCORE Corp......................       59,800      2,486,370
  Exar Corp.*......................        8,500      1,028,500
  Fairchild Semiconductor
    International Cl. A*...........        7,100        199,688
  Globespan, Inc.*.................       16,700      2,037,400
  Integrated Device
    Technology, Inc.*..............       19,800      1,791,900
  Integrated Silicon Solution*.....        8,300        117,756
  International Rectifier*.........       22,800      1,152,825
  Kent Electronics Corp.*..........       31,300        747,288
  LTX Corp.*.......................       18,000        340,875
  MEMC Electronic
    Materials, Inc.*...............       17,100        220,163
  Methode Electronics, Inc. Cl.
    A..............................       23,300      1,032,481
  Micrel, Inc.*....................       48,900      3,276,299
  Microsemi Corp.*.................       24,500        934,063
  Microtune, Inc.*.................        1,400         74,988
  Photronics, Inc.*................       15,000        327,188
  Pixelworks, Inc.*................       20,800        991,900
  Power Integrations, Inc.*........       28,700        400,006
  PSi Technologies
    Holdings, Inc.*................        6,900         87,975
  Qlogic Corp.*....................       27,800      2,446,400
  S3, Inc.*........................       28,400        292,875
  Semtech Corp.*...................       32,000      1,380,000
  Transwitch Corp.*................       38,850      2,476,688
  Tvia, Inc.*......................        7,200        129,150
  Varian Semiconductor Equipment
    Association, Inc.*.............       22,500        842,344
  Virata Corp.*....................        8,800        581,900
                                                   ------------
                                                     29,938,535
                                                   ------------
ELECTRONICS -- 3.9%
  Active Power, Inc.*..............        7,100        440,200
  Amphenol Corp. Cl. A*............       28,600      1,628,413
  Artesyn Technologies, Inc.*......       27,400        798,025
  Cymer, Inc.*.....................       38,500      1,181,469
  DDi Corp.*.......................       24,000      1,062,000
  Excalibur Technologies Corp.*....       13,700        920,469
  Mechanical Technology, Inc.*.....       25,600        276,800
  Merix Corp.*.....................        5,100        330,544
  SMTC Corp.*......................        6,400        137,600
  TTM Technologies, Inc.*..........       12,600        296,100

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
Electronics (Continued)
  Veeco Instruments, Inc.*.........       15,900   $  1,689,623
  Zygo Corp.*......................       17,100      1,487,700
                                                   ------------
                                                     10,248,943
                                                   ------------
ENGINEERING & CONSTRUCTION -- 0.3%
  Dycom Industries, Inc.*..........       19,500        811,688
                                                   ------------
ENTERPRISE SOFTWARE -- 1.3%
  AvantGo, Inc.*...................        2,000         40,000
  JDA Software Group, Inc.*........       23,100        294,525
  Manugistics Group, Inc.*.........       30,900      3,032,062
                                                   ------------
                                                      3,366,587
                                                   ------------
ENTERTAINMENT -- 1.6%
  Macrovision Corp.*...............       51,700      4,187,699
                                                   ------------
FOOD -- 0.1%
  Michael Foods, Inc...............        8,900        208,038
                                                   ------------
GAMBLING (NON-HOTEL) -- 0.1%
  Argosy Gaming Co.*...............       10,700        193,938
                                                   ------------
HEALTH CARE -- 0.3%
  Oxford Health Plans, Inc.*.......       26,100        802,168
                                                   ------------
HOME FURNISHINGS -- 0.8%
  Ethan Allen Interiors, Inc.......       43,050      1,218,853
  Williams Sonoma*.................       27,000        938,250
                                                   ------------
                                                      2,157,103
                                                   ------------
HOSPITALITY -- 0.2%
  Orient Express Hotels, Ltd. Cl.
    A*.............................       24,000        462,000
                                                   ------------
HUMAN RESOURCES -- 0.5%
  Administaff, Inc.*...............       17,600      1,332,320
                                                   ------------
INSTRUMENTS -- 0.4%
  Microchip Technology, Inc.*......       22,050        729,028
  Therma-Wave, Inc.*...............        7,700        221,375
                                                   ------------
                                                        950,403
                                                   ------------
INTERNET CONTENT -- 0.3%
  CNET Networks, Inc.*.............        6,500        158,336
  Internet Pictures Corp.*.........        7,600         41,325
  NaviSite, Inc.*..................       16,000        431,000
  S1 Corp.*........................        5,800         69,238
  SportsLine.com, Inc.*............       10,800        149,175
                                                   ------------
                                                        849,074
                                                   ------------
INTERNET SOFTWARE -- 4.8%
  Art Technology Group, Inc.*......       14,300      1,354,925
  Backweb Technologies, Ltd.*......        8,700         88,223
  CacheFlow, Inc.*.................       14,500      2,073,499
  Commtouch Software, Ltd.*........       34,100        645,769
  HotJobs.com, Ltd.*...............       23,100        394,144
  Netegrity, Inc.*.................       16,350      1,144,500
  Netopia, Inc.*...................       21,500        236,500
  PC-Tel, Inc.*....................       10,900        253,425
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

Internet Software (Continued)
  Radware, Ltd.*...................       17,400   $    522,000
  Retek, Inc.*.....................        4,800        254,400
  Saba Software, Inc.*.............       10,100        282,800
  Software.com, Inc.*..............       12,300      2,231,680
  Symantec Corp.*..................       28,100      1,236,400
  TeleCommunication
    Systems, Inc.*.................        7,000        133,875
  Versata, Inc.*...................       15,900        421,350
  Vitria Technology, Inc.*.........       13,300        620,113
  WatchGuard
    Technologies, Inc.*............       13,900        834,000
                                                   ------------
                                                     12,727,603
                                                   ------------
INVESTMENT COMPANIES -- 0.5%
  American Capital Strategies......       11,800        279,513
  SEI Investment Co................       15,900      1,124,925
                                                   ------------
                                                      1,404,438
                                                   ------------
MACHINERY-DIVERSIFIED -- 0.7%
  Brooks Automation, Inc.*.........        9,600        318,000
  GaSonics International Corp.*....       38,700        474,075
  National-Oilwell, Inc.*..........       26,700        834,375
  Semitool, Inc.*..................       10,400        133,250
  Universal Compression
    Holdings, Inc.*................        5,700        176,344
                                                   ------------
                                                      1,936,044
                                                   ------------
MEDICAL-GENERIC DRUGS -- 0.2%
  Barr Laboratories, Inc.*.........        9,100        603,444
                                                   ------------
MEDICAL-HMO -- 0.1%
  Mid Atlantic Medical
    Services, Inc.*................       15,700        237,463
                                                   ------------
MEDICAL-HOSPITAL -- 0.0%
  Triad Hospitals, Inc.*...........        2,000         58,750
                                                   ------------
MEDICAL INSTRUMENTS -- 0.5%
  Bruker Daltonics Inc.*...........        8,400        372,750
  Varian, Inc.*....................       19,200        826,800
                                                   ------------
                                                      1,199,550
                                                   ------------
MEDICAL LABORATORY & TESTING SERVICES -- 0.0%
  Laboratory Corporation Of America
    Holdings*......................          600         71,850
                                                   ------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.5%
  Accredo Health, Inc.*............        9,800        478,975
  Caliper Technologies Corp.*......        6,900        399,769
  Immunomedics, Inc.*..............        9,600        201,000
  Owens & Minor, Inc...............       14,000        220,500
                                                   ------------
                                                      1,300,244
                                                   ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.2%
  Amerisource Health Corp.*........        9,100        427,700
                                                   ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Simpson Manufacturing, Inc.*.....        5,300        236,844
                                                   ------------
NETWORKING PRODUCTS -- 1.6%
  Anixter International, Inc.*.....       27,800        809,675
  Black Box Corp.*.................       11,500        536,188
  Elbit, Ltd.......................       18,500        168,813

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
Networking Products (Continued)
  MMC Networks, Inc.*..............       20,600   $  2,605,900
  Optibase, Ltd.*..................        3,000         52,688
  Turnstone Systems, Inc.*.........        3,800        176,225
                                                   ------------
                                                      4,349,489
                                                   ------------
OIL & GAS PRODUCERS -- 1.2%
  Chieftain
    International, Inc.*...........        5,200        107,575
  Forest Oil Corp.*................       29,200        472,675
  Louis Dreyfus Natural Gas
    Corp.*.........................       20,400        808,350
  Stone Energy Corp.*..............       19,600      1,078,000
  Swift Energy Corp.*..............       14,300        594,344
                                                   ------------
                                                      3,060,944
                                                   ------------
OIL & GAS SERVICES -- 2.6%
  BJ Services, Co.*................       23,200      1,418,100
  CAL Dive International, Inc.*....       23,900      1,366,779
  Global Industries, Ltd.*.........       47,700        596,250
  Maverick Tube Corp.*.............        4,900        131,994
  Pride International, Inc.*.......       54,300      1,438,950
  Seitel, Inc.*....................       10,200        146,625
  Smith International, Inc.*.......       11,500        937,969
  Varco International, Inc.*.......       46,966        977,480
                                                   ------------
                                                      7,014,147
                                                   ------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp. Cl. A*....       10,400        418,600
                                                   ------------
OTHER COMMERCIAL SERVICES -- 0.7%
  Korn-Ferry International*........       24,500        926,406
  NOVA Corp.*......................       20,700        354,488
  On Assignment, Inc.*.............       20,000        627,500
                                                   ------------
                                                      1,908,394
                                                   ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.2%
  Concord Camera Corp.*............       21,400        548,375
                                                   ------------
PUBLISHING -- 0.2%
  Information Holdings, Inc.*......        4,800        170,100
  Playboy Enterprises Cl. B*.......       15,500        231,531
                                                   ------------
                                                        401,631
                                                   ------------
RECREATIONAL PRODUCTS -- 0.2%
  Monaco Coach Corp.*..............        9,500        156,750
  Winnebago Industries, Inc........       20,400        255,000
                                                   ------------
                                                        411,750
                                                   ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Rent-A-Center, Inc.*.............       17,200        596,625
                                                   ------------
RETAIL-APPAREL -- 3.1%
  Abercrombie & Fitch Co. Cl. A*...       83,800      1,597,438
  American Eagle
    Outfitters, Inc.*..............       43,000      1,354,500
  AnnTaylor Stores Corp.*..........       62,000      2,383,123
  Children's Place Retail
    Stores, Inc.*..................       17,300        445,475
  Genesco, Inc.*...................        8,200        138,888
  Kenneth Cole Productions, Inc.
    Cl. A*.........................       17,150        605,609
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

Retail-Apparel (Continued)
  The Men's Wearhouse, Inc.*.......       39,200   $  1,109,850
  Too, Inc.*.......................       20,100        477,375
                                                   ------------
                                                      8,112,258
                                                   ------------
RETAIL-COMPUTER EQUIPMENT -- 0.8%
  CDW Computer Centers, Inc.*......       14,200        979,800
  Insight Enterprises, Inc.*.......       46,350      1,263,037
                                                   ------------
                                                      2,242,837
                                                   ------------
RETAIL-DISCOUNT -- 0.1%
  Factory 2-U Stores, Inc.*........       12,400        378,975
                                                   ------------
RETAIL-ELECTRONICS -- 0.1%
  InterTAN, Inc.*..................       15,900        229,556
                                                   ------------
RETAIL-RESTAURANTS -- 0.2%
  Jack in the Box, Inc.*...........       20,900        448,044
  Sonic Corp.*.....................       12,900        107,231
                                                   ------------
                                                        555,275
                                                   ------------
RETAIL-SUNGLASSES -- 0.1%
  Sunglass Hut
    International, Inc.*...........       25,100        163,933
                                                   ------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.3%
  American Superconductor Corp.*...       15,600        766,837
                                                   ------------
TELECOMMUNICATIONS -- 2.5%
  Airspan Networks, Inc.*..........        4,800         55,200
  Alamosa PCS Holdings, Inc.*......       16,800        271,950
  C-COR.net Corp.*.................       16,300        249,594
  Focal Communications Corp.*......       23,500        362,781
  International FiberCom, Inc.*....       40,600        593,775
  Liberty Satellite &
    Technology, Inc. Cl. A*........       12,900        137,063
  MasTec, Inc.*....................       24,550        767,188
  Motient Corp.*...................       21,500        303,688
  MRV Communications, Inc.*........       25,600      1,160,000
  OmniSky Corp.*...................       10,800        219,375
  Powertel, Inc.*..................       17,400      1,323,488
  Startek, Inc.*...................        6,800        197,200
  ViaSat, Inc.*....................       10,200        228,225
  Viatel, Inc.*....................       31,600        323,900
  Western Wireless Corp Cl. A*.....       11,500        409,688
                                                   ------------
                                                      6,603,115
                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 10.1%
  Advanced Fibre
    Communications, Inc.*..........        9,200        348,450
  Airnet Communications Corp.*.....       15,600        348,075
  American Tower Systems Cl. A*....       28,700      1,081,630
  Anaren Microwave, Inc.*..........       19,650      2,665,028
  Antec Corp.*.....................        9,100        268,450
  Audiocodes, Ltd.*................       21,400      1,821,674
  Aware, Inc.*.....................       19,100        735,350
  BreezeCom, Ltd.*.................       17,400        573,113
  Commscope, Inc.*.................       20,600        504,700
  Corsair Communications, Inc.*....       23,800        185,938
  Digital Lightwave, Inc.*.........       24,800      1,801,100
  Ditech Communications Corp.*.....       25,300      1,037,300
  DMC Stratex Networks, Inc.*......       31,300        502,756
  DSP Group, Inc.*.................       34,200      1,278,225

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
Telecommunications Equipment (Continued)
  Glenayre Technologies, Inc.*.....       38,200   $    415,425
  Integrated Telecom
    Express, Inc.*.................        3,500         72,625
  Natural Microsystems Corp.*......       23,300      1,253,467
  NEON Communications, Inc.*.......        6,000        209,250
  Netro Corp.*.....................       18,200      1,078,350
  Osicom Technologies, Inc.*.......        6,900        170,775
  Peco II, Inc.*...................        3,500        163,844
  Pinnacle Holdings, Inc.*.........       29,900        796,088
  Powerwave Technologies, Inc.*....       33,500      1,271,953
  Sierra Wireless, Inc.*...........       12,000        738,000
  Tollgrade
    Communications, Inc.*..........       15,100      2,096,069
  Triton Network Systems, Inc.*....        4,400         57,750
  TUT Systems, Inc.*...............       36,100      3,115,879
  Vyyo, Inc.*......................       18,300        549,000
  Westell Technologies, Inc. Cl.
    A*.............................       21,400        275,525
  WJ Communications, Inc.*.........       36,500      1,350,499
                                                   ------------
                                                     26,766,288
                                                   ------------
TELECOMMUNICATIONS SERVICES -- 0.3%
  iBasis, Inc.*....................       22,100        350,838
  INET Technologies, Inc.*.........       16,400        479,700
  Z-Tel Technologies, Inc.*........        6,300         45,675
                                                   ------------
                                                        876,213
                                                   ------------
THERAPEUTICS -- 1.3%
  Cell Therapeutics, Inc.*.........       50,300      3,354,379
                                                   ------------
TOYS/GAMES/HOBBIES -- 0.2%
  WMS Industries, Inc.*............       24,600        553,500
                                                   ------------
TRANSPORTATION-AIR FREIGHT -- 0.7%
  Atlas Air Inc.*..................       17,000        718,250
  Expeditors
    International, Inc.............       26,000      1,171,624
                                                   ------------
                                                      1,889,874
                                                   ------------
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

TRANSPORTATION-MARINE -- 0.1%
  Knightsbridge Tankers, Ltd.......        7,100   $    155,313
                                                   ------------
TRANSPORTATION-TRUCKS -- 0.3%
  American Freightways Corp.*......       18,600        295,275
  Forward Air Corp.*...............       12,850        452,159
  Swift Transportation
    Co., Inc.*.....................        7,800        101,888
                                                   ------------
                                                        849,322
                                                   ------------
VENTURE CAPITAL -- 0.1%
  Acacia Research Corp.*...........        7,200        251,100
                                                   ------------
TOTAL COMMON STOCK -- 94.9%
  (Cost: $180,533,366)..........................
                                                    250,751,098
                                                   ------------

                                      PRINCIPAL
                                       AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 6.5%
---------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00
    (Cost: $17,258,790)............  $17,258,790     17,258,790
                                                   ------------

TOTAL INVESTMENTS -- 101.4%
  (Cost: $197,792,156)........................   268,009,888
LIABILITIES IN EXCESS OF OTHER ASSETS --
(1.4)%........................................    (3,742,229)
                                                ------------
NET ASSETS -- 100.0%..........................  $264,267,659
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Partner, Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN J. KANE, Partner, Portfolio Manager; LARRY SPEIDELL, CFA, Partner, Director of Quantitative Research and Portfolio Management; JOHN GRAVES, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations.

  MARKET OVERVIEW: The US stock market was turbulent during the six months ended September 30, 2000.

  In April and May, worries over rising interest rates, high valuations of technology stocks and signs of resurgent inflation sent equity prices lower. Stocks rallied in June and August, reflecting sentiment that the Federal Reserve's May interest rate increase was the last in its series of tightening moves. Despite August's rally, equities drifted lower during the last three months of the period due to the uncertain impact of rising oil prices and a weakening euro on corporate earnings. In addition, investors grew increasingly anxious about the outcome of upcoming US elections.

  Amid this volatile backdrop, there was a rotation from growth stocks to value stocks. Indicative of this shift in investor preference, large-cap value stocks posted gains during the period, driven by:
  - Increasing investor attention in response to the major sell-off within the high-growth technology sector

  - Expectations that the Federal Reserve was done raising interest rates

  - Consolidation within value-oriented industries like financial services, brokerage and insurance

  - The positive impact of rising oil prices on the energy sector, particularly oilfield service companies

  PERFORMANCE: For the six-month period ended September 30, 2000, the Fund gained 5.7% versus a 2.8% increase in the Russell 1000 Value Index and a 3.6% decline in the S&P 500 Index.

  PORTFOLIO SPECIFICS: Stock selection was the main driver of the Fund's outperformance during the period. Among the Fund's best-performing holdings were Boeing, which benefited from an increase in the rate of 737 passenger jet production and the announcement of a new CFO; Citigroup, which demonstrated strength in its global consumer, corporate and investment banking businesses; Peco Energy, which profited from stronger volumes and higher electricity pricing; and Unicom, which showed improvement in nuclear capacity and operating expense levels.

  MARKET OUTLOOK: While we are closely monitoring the impact of rising oil prices and a weakening euro on large-cap value stocks, we remain positive on our outlook for this market segment due to:
  - Attractive valuations

  - The consensus view that the Federal Reserve has engineered a soft landing for the US economy, which should benefit value companies in the producers/manufacturing and financial services sectors

  - The likelihood that oil prices will stabilize or decline, a favorable development for transportation and basic materials companies

--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND RETIREMENT SHARES WITH THE S&P 500 INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           11.57%                              As of 9/30/00                       20.61%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            VALUE FUND        S&P 500
         RETIREMENT SHARES     INDEX
4/30/96        $250,000.00  $250,000.00
05/96          $256,696.43  $256,450.00
06/96          $263,640.87  $257,424.51
07/96          $257,440.48  $246,046.35
08/96          $264,632.94  $251,235.46
09/96          $278,521.83  $265,375.00
10/96          $288,194.44  $272,694.04
11/96          $311,259.92  $293,306.98
12/96          $310,267.86  $287,496.57
01/97          $326,636.90  $305,459.36
02/97          $330,605.16  $307,854.16
03/97          $316,220.24  $295,204.43
04/97          $332,589.29  $312,828.13
05/97          $357,390.87  $331,873.11
06/97          $368,799.60  $346,741.03
07/97          $411,706.35  $374,331.21
08/97          $402,033.73  $353,361.17
09/97          $427,331.35  $372,714.77
10/97          $410,714.29  $360,266.09
11/97          $424,355.16  $376,942.81
12/97          $434,771.83  $373,414.92
01/98          $432,787.70  $387,655.49
02/98          $467,757.94  $415,613.20
03/98          $497,767.86  $436,896.75
04/98          $500,496.03  $441,291.93
05/98          $498,263.89  $433,706.13
06/98          $509,176.59  $451,323.27
07/98          $499,255.95  $446,516.68
08/98          $421,875.00  $381,959.30
09/98          $445,684.52  $406,427.61
10/98          $477,182.54  $439,502.95
11/98          $499,751.98  $466,141.22
12/98          $521,081.35  $493,000.28
01/99          $527,529.76  $513,617.55
02/99          $509,176.59  $497,654.32
03/99          $518,601.19  $517,565.47
04/99          $559,027.78  $537,595.25
05/99          $550,595.24  $524,902.63
06/99          $565,972.22  $554,034.73
07/99          $554,563.49  $536,748.84
08/99          $534,722.22  $534,065.10
09/99          $512,896.83  $519,426.37
10/99          $548,611.11  $552,295.67
11/99          $527,033.73  $563,507.28
12/99          $566,244.54  $596,697.85
01/00          $530,869.82  $566,743.62
02/00          $488,021.58  $556,015.17
03/00          $541,581.88  $610,393.45
04/00          $541,581.88  $592,026.71
05/00          $540,585.41  $579,878.32
06/00          $516,421.00  $594,172.32
07/00          $534,357.47  $584,903.23
08/00          $564,002.48  $621,231.57
9/30/00        $572,223.36  $588,436.76

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the S&P 500 Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

VALUE FUND

                                         NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK -- 97.0%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.7%
  Boeing Co..........................       9,700   $   611,100
  United Technologies Corp...........       8,700       602,475
                                                    -----------
                                                      1,213,575
                                                    -----------
AIRLINES -- 1.6%
  Delta Air Lines, Inc...............      16,500       732,187
                                                    -----------
AUTO MANUFACTURER -- 1.9%
  Ford Motor Co......................      33,040       836,325
                                                    -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 0.7%
  TRW, Inc...........................       7,900       320,938
                                                    -----------
BEVERAGES-NON-ALCOHOLIC -- 1.9%
  PepsiCo, Inc.......................      18,200       837,200
                                                    -----------
BROADCASTING -- 2.0%
  AT&T Corp. -- Liberty Media Corp.
    Cl. A*...........................      20,200       363,600
  Cablevision Systems Corp. Cl. A*...       7,800       517,237
                                                    -----------
                                                        880,837
                                                    -----------
CHEMICALS -- 1.2%
  Dow Chemical Co....................      21,900       546,131
                                                    -----------
COMMERCIAL SERVICES -- 0.8%
  Cendant Corp.*.....................      34,300       373,012
                                                    -----------
COMPUTER SERVICES -- 0.5%
  Arrow Electronics, Inc.*...........       6,100       207,781
                                                    -----------
COMPUTER SOFTWARE -- 0.5%
  Microsoft Corp.*...................       3,500       210,875
                                                    -----------
COMPUTERS -- 2.5%
  Hewlett-Packard Co.................       5,500       533,500
  International Business Machines
    Corp.............................       5,000       562,500
                                                    -----------
                                                      1,096,000
                                                    -----------
COSMETICS & TOILETRIES -- 2.8%
  Kimberly-Clark Corp................      11,200       625,100
  Procter & Gamble Co................       9,100       609,700
                                                    -----------
                                                      1,234,800
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 13.6%
  A.G. Edwards, Inc..................       4,400       230,175
  Ambac Financial Group, Inc.........       8,700       637,275
  Citigroup, Inc.....................      40,933     2,212,940
  Fannie Mae.........................      12,200       872,300
  Freddie Mac........................       9,800       529,812
  J.P. Morgan & Co., Inc.............       6,900     1,127,288
  Merrill Lynch & Co, Inc............       3,300       217,800
  Morgan Stanley Dean Witter & Co....       2,400       219,450
                                                    -----------
                                                      6,047,040
                                                    -----------
DIVERSIFIED MANUFACTURING -- 6.2%
  Clorox Company.....................      12,200       482,662
  Dover Corp.........................      15,800       741,612
  General Electric Co................      13,900       801,856
                                         NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------

Diversified Manufacturing (Continued)
  Honeywell International, Inc.......      12,500   $   445,312
  Textron, Inc.......................       6,500       299,813
                                                    -----------
                                                      2,771,255
                                                    -----------
DRUGS/PHARMACEUTICALS -- 5.0%
  Abbott Laboratories................      13,200       627,825
  ICN Pharmaceuticals, Inc...........       7,900       262,675
  Johnson & Johnson..................       6,800       638,775
  King Pharmaceuticals, Inc.*........       6,800       227,375
  Merck & Co., Inc...................       6,500       483,844
                                                    -----------
                                                      2,240,494
                                                    -----------
ELECTRIC -- 5.0%
  Allegheny Energy, Inc..............      11,900       454,431
  Energy East Corp...................      20,200       457,025
  PECO Energy Co.....................      13,400       811,537
  Unicom Corp........................       9,000       505,688
                                                    -----------
                                                      2,228,681
                                                    -----------
ELECTRONIC COMPONENTS -- 1.0%
  Intel Corp.........................       5,000       207,812
  Vishay Intertechnology, Inc.*......       7,200       221,400
                                                    -----------
                                                        429,212
                                                    -----------
FOOD -- 0.5%
  General Mills, Inc.................       6,700       237,850
                                                    -----------
HEALTH CARE -- 1.4%
  HEALTHSOUTH Corp.*.................      74,100       602,062
                                                    -----------
HEALTH PRODUCTS & SERVICES -- 2.3%
  Baxter International, Inc..........       5,600       446,950
  Tenet Healthcare Corp.*............      16,500       600,188
                                                    -----------
                                                      1,047,138
                                                    -----------
INSTRUMENTS-CONTROLS -- 1.1%
  Johnson Controls, Inc..............       8,800       468,050
                                                    -----------
INSURANCE -- 6.5%
  Allstate Corp......................      18,400       639,400
  American International
    Group, Inc.......................      11,062     1,058,495
  Jefferson-Pilot Corp...............       8,100       549,788
  Lincoln National Corp..............      13,100       630,438
                                                    -----------
                                                      2,878,121
                                                    -----------
MEDIA -- 2.0%
  Walt Disney Co.....................      23,400       895,050
                                                    -----------
METALS -- 1.0%
  Alcoa, Inc.........................      18,076       457,549
                                                    -----------
OIL & GAS PRODUCERS -- 8.9%
  Conoco, Inc. Cl. B.................      29,200       786,575
  Exxon Mobil Corp...................      26,505     2,362,258
  USX-Marathon Group.................      29,100       825,713
                                                    -----------
                                                      3,974,546
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
REGIONAL/COMMERCIAL BANKS -- 9.3%
  Comerica, Inc......................      10,600   $   619,437
  FleetBoston Financial Corp.........      31,800     1,240,200
  M & T Bank Corp....................         900       459,000
  Mellon Financial Corp..............      12,300       570,413
  U.S. Bancorp.......................      21,700       493,675
  Union Planters Corp................       6,800       224,825
  Washington Mutual, Inc.............      13,500       537,469
                                                    -----------
                                                      4,145,019
                                                    -----------
RETAIL -- DEPARTMENT STORES -- 2.8%
  Federated Department
    Stores, Inc.*....................      20,200       527,725
  Sears, Roebuck &Co.................      22,300       722,966
                                                    -----------
                                                      1,250,691
                                                    -----------
TELECOMMUNICATIONS -- 9.3%
  AT&T Corp..........................      14,900       437,688
  BellSouth Corp.....................      18,300       736,575
  SBC Communications, Inc............      23,300     1,165,000
  Sprint Corp........................       7,900       231,569
  Verizon Communications.............      17,938       868,872
  WorldCom, Inc.*....................      24,200       735,075
                                                    -----------
                                                      4,174,779
                                                    -----------
                                         NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------

TOBACCO -- 1.0%
  Philip Morris Co., Inc.............      15,600   $   459,225
                                                    -----------
TRANSPORTATION -- TRAINS -- 1.0%
  Union Pacific Corp.................      11,100       431,513
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $41,349,410)............................
                                                     43,227,936
                                                    -----------

                                       PRINCIPAL
                                         AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 4.5%
---------------------------------------------------------------
  Brown Brothers Harriman & Co.
    6.110%, 10/2/00
    (Cost: $2,018,951)...............  $2,018,951     2,018,951
                                                    -----------

TOTAL INVESTMENTS -- 101.5%
  (Cost: $43,368,361)..........................   45,246,887
LIABILITES IN EXCESS OF OTHER ASSETS --
(1.5)%.........................................     (680,731)
                                                 -----------
NET ASSETS -- 100.0%...........................  $44,566,156
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, CFA, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues. The dollar-weighted average portfolio duration of the Fund will range from two to eight years.

  MARKET OVERVIEW: During the six-month period ended September 30, 2000, bond prices climbed higher amid a growing belief that the Federal Reserve was adopting a more neutral monetary policy. Following a half-percentage point interest rate hike in May, the Federal Reserve left short-term interest rates unchanged at its two final policy meetings of the period.

  The Federal Reserve's action in May marked the sixth in a series of interest rate increases since June 1999 that lifted short-term interest rates by 1.75%. Investors bid bond prices higher during the period as reports indicated that rising rates were having a dampening effect on US economic growth. Government data released late in the period reinforced the view that inflation remained under control, another plus for the fixed income markets.

  PERFORMANCE: The Fund gained 3.9% during the six-month period ended
September 30, 2000, while its benchmark, the Lehman Aggregate Bond Index, was up 4.8%.

  PORTFOLIO SPECIFICS: The Fund had a slightly longer-than-benchmark sensitivity to interest rates throughout the period. This relatively longer duration had a positive effect on the Fund's results.

  We moved to an overweight position in non-Treasury securities at the beginning of July. Our aim was to capitalize on the compelling valuations of non-Treasury securities and expectations that yield spreads would tighten as the Treasury yield curve reached maximum inversion. Our forecast proved correct, and the Fund's non-Treasury holdings favorably impacted returns.

  However, the relative underperformance of international and high yield sectors versus high-grade issues detracted from the Fund's performance this period.

  MARKET OUTLOOK: Evidence that US GDP growth is slowing to a more moderate 3% to 4% rate, the prospects for a downturn in global economic expansion, tame inflation amid strong productivity gains and a competitive pricing environment all bode well for the bond market.

  In this favorable environment, we expect that interest rates will fall and the yield curve will become less inverted. As this occurs, the Fund should benefit as yield spreads of non-Treasury securities should continue to narrow.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND RETIREMENT SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 9/30/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                            6.34%                                  6.45%                           7.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           HIGH QUALITY BOND     LEHMAN AGGREGATE
         FUND RETIREMENT SHARES     BOND INDEX
8/31/95             $250,000.00       $250,000.00
09/95               $257,944.92       $252,425.00
10/95               $262,182.20       $255,706.53
11/95               $267,213.98       $259,542.12
12/95               $272,245.76       $263,175.71
01/96               $271,980.93       $264,912.67
02/96               $265,889.83       $260,303.19
03/96               $264,036.02       $258,481.07
04/96               $262,711.86       $257,033.58
05/96               $262,182.20       $256,519.51
06/96               $265,625.00       $259,956.87
07/96               $266,419.49       $260,658.75
08/96               $265,360.17       $260,215.63
09/96               $270,921.61       $264,743.39
10/96               $276,747.88       $270,620.69
11/96               $281,779.66       $275,248.30
12/96               $279,396.19       $272,688.49
01/97               $279,396.19       $273,533.83
02/97               $281,514.83       $274,217.66
03/97               $278,072.03       $271,173.85
04/97               $282,044.49       $275,241.45
05/97               $284,957.63       $277,856.25
06/97               $288,665.25       $281,162.74
07/97               $296,345.34       $288,754.13
08/97               $293,167.37       $286,299.72
09/97               $298,463.98       $290,536.96
10/97               $302,171.61       $294,749.74
11/97               $304,025.42       $296,105.59
12/97               $306,673.73       $299,096.26
01/98               $311,440.68       $302,924.69
02/98               $312,235.17       $302,682.35
03/98               $314,088.98       $303,711.47
04/98               $315,413.14       $305,290.77
05/98               $318,326.27       $308,191.03
06/98               $319,650.42       $310,810.66
07/98               $320,709.75       $311,463.36
08/98               $322,563.56       $316,540.21
09/98               $329,449.15       $323,947.25
10/98               $325,211.86       $322,230.33
11/98               $331,567.80       $324,067.04
12/98               $333,951.27       $325,039.25
01/99               $337,394.07       $327,347.02
02/99               $331,567.80       $321,618.45
03/99               $334,216.10       $323,387.35
04/99               $336,864.41       $324,422.19
05/99               $333,421.61       $321,567.28
06/99               $331,039.30       $320,538.26
07/99               $329,169.02       $319,192.00
08/99               $327,565.93       $319,032.40
09/99               $331,510.89       $322,733.18
10/99               $332,596.92       $323,927.29
11/99               $333,954.46       $323,894.90
12/99               $333,010.52       $322,340.21
01/00               $331,907.83       $321,276.48
02/00               $335,491.56       $325,163.93
03/00               $339,312.82       $329,456.09
04/00               $337,073.13       $328,500.67
05/00               $336,233.25       $328,336.42
06/00               $342,532.38       $335,165.82
07/00               $345,379.70       $338,215.83
08/00               $351,074.34       $343,119.95
9/30/00             $352,524.19       $345,281.61

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS -- 26.6%
---------------------------------------------------------------
AIRLINES -- 2.2%
  Continental Airlines, Inc. 1999 1 A
    6.545%, 02/02/19.................  $  262,423   $   242,077
  Northwest Airlines Corp. 1999 2 A
    7.575%, 03/01/19.................     246,769       240,155
                                                    -----------
                                                        482,232
                                                    -----------
AUTO MANUFACTURERS -- 0.3%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09.................      75,000        73,166
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.4%
  Collins & Aikan Products
    11.500%, 04/15/06................     100,000        96,000
                                                    -----------
BROADCASTING -- 0.9%
  Clear Channel Communications, Inc.
    7.65%, 9/15/10...................      90,000        89,063
  Viacom, Inc. Cl. B
    7.700%, 07/30/10.................     100,000       102,046
                                                    -----------
                                                        191,109
                                                    -----------
COMPUTER SOFTWARE -- 0.5%
  Computer Associates International
    6.375%, 04/15/05.................     110,000       102,117
                                                    -----------
COMPUTERS -- 0.7%
  Sun Microsystems, Inc.
    7.650%, 08/15/09.................     150,000       150,314
                                                    -----------
CONSTRUCTION PRODUCTS -- 0.3%
  Associated Materials, Inc.
    9.250%, 3/01/08..................      70,000        66,850
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/02,
    thereafter 12.000% to maturity),
    09/30/05.........................     100,000        68,000
  Bank of America Corp.
    7.800%, 02/15/10.................     100,000       103,092
  Boeing Cap Corp.
    7.375%, 9/27/10..................      80,000        80,694
  Discover Card
    6.850%, 07/17/07.................     220,000       219,656
  Ford Motor Credit Co.
    7.375%, 10/28/09.................     150,000       146,553
  Ford Motor Credit Co.
    7.875%, 6/15/10..................      60,000        60,621
  Household Finance Corp.
    7.880%, 03/01/07.................      30,000        30,772
  Lehman Brothers Holding, Inc.
    8.250%, 6/15/07..................     100,000       103,550
  RBF Finance Co.
    11.375%, 3/15/09.................      50,000        57,563
                                                    -----------
                                                        870,501
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

DRILLING SERVICES -- 0.7%
  Parker Drilling Co.
    5.500%, 08/01/04.................  $  180,000   $   152,550
                                                    -----------
DRUGS/PHARMACEUTICALS -- 0.5%
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08................     100,000       103,000
                                                    -----------
ELECTRIC -- 1.0%
  Duke Energy Corp.
    7.375%, 3/1/10...................     100,000       101,106
  FPL Group Capital, Inc.
    7.375%, 06/01/09.................     115,000       113,356
                                                    -----------
                                                        214,462
                                                    -----------
ELECTRICITY & GAS PRODUCERS -- 0.9%
  Enron Corp.
    7.375%, 05/15/19.................     150,000       143,469
  Sempra Energy
    7.950%, 03/01/10.................      50,000        50,485
                                                    -----------
                                                        193,954
                                                    -----------
FOOD-MISC/DIVERSIFIED -- 0.5%
  ConAgra Foods, Inc.
    8.250%, 9/15/30..................     100,000        99,859
                                                    -----------
HEALTHCARE -- 0.7%
  Abbey Health Care Group
    9.500%, 11/01/02.................     150,000       149,813
                                                    -----------
INSURANCE -- 2.4%
  American General Corp.
    7.500%, 08/11/10.................     110,000       109,976
  Florida Windstorm Under 144A
    7.125%, 02/25/19.................     100,000        94,000
  Hartford Financial Service Group
    7.900%, 06/15/10.................     135,000       139,016
  John Hancock Global 144A
    7.900%, 07/02/10.................     130,000       134,189
  Lumermens Mutual Casualty 144A
    8.300%, 12/01/37.................      60,000        46,513
                                                    -----------
                                                        523,694
                                                    -----------
INTERNET SOFTWARE -- 0.8%
  Exodus Communications, Inc.
    10.750%, 12/15/09................     120,000       116,400
  Exodus Communications, Inc. 144A
    11.250%, 07/01/08................      50,000        49,625
                                                    -----------
                                                        166,025
                                                    -----------
INVESTMENT COMPANIES -- 0.0%
  Dryden Investor Trust 144A
    7.157%, 07/23/08.................       7,407         6,968
                                                    -----------
MACHINERY & EQUIPMENT -- 0.6%
  Flowserve Corp. 144A
    12.250%, 8/15/10.................     120,000       122,700
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.2%
  Iasis Healthcare Corp. 144A
    13.000%, 10/15/09................  $  180,000   $   185,850
  Triad Hospitals Holdings, Inc.
    11.000%, 05/15/09................      60,000        61,500
                                                    -----------
                                                        247,350
                                                    -----------
METALS-DIVERSIFIED -- 0.9%
  Alcoa, Inc.
    7.375%, 08/01/10.................      40,000        40,336
  Scotia Pacific Co. LLC
    6.550%, 01/20/07.................     161,565       153,487
                                                    -----------
                                                        193,823
                                                    -----------
OIL & GAS PRODUCERS -- 1.1%
  Gothic Production Corp. 144A
    11.130%, 05/01/05................      50,000        52,375
  Phillips Petroleum Co.
    8.750%, 5/25/10..................      30,000        32,700
  Tesoro Petroleum Corp. 144A
    9.000%, 07/01/08.................     150,000       146,625
                                                    -----------
                                                        231,700
                                                    -----------
PACKAGING & CONTAINERS -- 1.4%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06................     170,000       160,650
  Stone Container Corp.
    12.250%, 04/01/02................     130,000       130,000
                                                    -----------
                                                        290,650
                                                    -----------
RENTAL AUTO/EQUIPMENT -- 0.5%
  Hertz Corp.
    7.625%, 08/15/07.................     110,000       109,028
                                                    -----------
RETAIL-BUILDING PRODUCTS -- 0.3%
  Lowe's Companies, Inc.
    8.250%, 06/01/10.................      60,000        62,830
                                                    -----------
TELECOMMUNICATIONS -- 3.8%
  Global Crossing Holding, Ltd. 144A
    9.630%, 05/15/08.................     120,000       120,000
  Intercel, Inc.
    0.000% (until 02/01/01,
    thereafter
    12.000% to maturity), 02/01/06...      10,000        10,100
  Microcell Telecommunications, Inc.
    Cl. B 144A
    0.000% (until 06/01/04,
    thereafter
    12.000% to maturity), 06/01/09...      90,000        64,575
  NTL, Inc.
    0.000% (until 02/01/01,
    thereafter
    11.500% to maturity), 02/01/06...     110,000       103,950
  NTL, Inc. 144A
    5.750%, 12/15/09.................      70,000        46,957
  Price Communications
    Wireless, Inc. 144A
    9.130%, 12/15/06.................      40,000        40,400
  TeleCorp PCS, Inc. 144A
    0.000% (until 04/15/04,
    thereafter
    11.625% to maturity), 04/15/09...     260,000       176,150
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

Telecommunications (Continued)
  Triton PCS Holdings, Inc. 144A
    0.000% (until 05/01/03,
    thereafter
    11.000% to maturity), 05/01/08...  $  270,000   $   202,500
  WorldCom, Inc.
    8.250%, 05/15/10.................      60,000        63,717
                                                    -----------
                                                        828,349
                                                    -----------
TOTAL CORPORATE BONDS
  (Cost: $5,828,153).............................
                                                      5,729,044
                                                    -----------
---------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 9.4%
---------------------------------------------------------------
CANADA -- 2.6%
  360 Networks, Inc. 144A
    13.000%, 05/01/08................     170,000       154,700
  Abitibi-Consolidated, Inc.
    8.550%, 8/1/10...................      80,000        81,400
  Repap New Brunswick, Inc.
    10.630%, 04/15/05................     190,000       195,700
  Teleglobe Inc.
    7.200%, 07/20/09.................     130,000       125,938
                                                    -----------
                                                        557,738
                                                    -----------
CHILE -- 1.5%
  Celulosa Arauco
    7.200%, 09/15/09.................      60,000        54,932
  Celulosa Arauco
    8.625%, 8/15/10..................      50,000        49,660
  Chilgener S.A.
    6.500%, 01/15/06.................     120,000       110,747
  Empresa Nacional de Electricidad
    8.125%, 02/01/49.................     120,000        97,003
                                                    -----------
                                                        312,342
                                                    -----------
MEXICO -- 0.7%
  Pemex Finance, Ltd.
    6.300%, 05/15/10.................     170,000       159,414
                                                    -----------
NETHERLANDS -- 0.9%
  Koninklijke (Royal) KPN NV 144A
    8.000%, 10/1/10..................     100,000       100,341
  Netia Holdings BV Ser B 144A
    0.000% (until 11/01/01,
    thereafter
    11.250% to maturity), 11/01/07...     130,000        85,150
                                                    -----------
                                                        185,491
                                                    -----------
UNITED KINGDOM -- 3.1%
  Amvescap PLC 144A
    6.600%, 05/15/05.................     110,000       104,689
  Barclays Bank PLC
    7.400%, 12/15/09.................      85,000        84,312
  Energis PLC 144A
    9.750%, 06/15/09.................      60,000        59,100
  ONO Finance PLC 144A
    13.000%, 05/01/09................     180,000       162,000
  Telewest Communications PLC 144A
    0.000% (until 04/15/04,
    thereafter
    9.250% to maturity), 04/15/09....     370,000       197,950

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
FOREIGN CORPORATE BONDS (Continued)
---------------------------------------------------------------
United Kingdom (Continued)
  United Utilities PLC
    6.875%, 08/15/28.................  $   90,000   $    72,396
                                                    -----------
                                                        680,447
                                                    -----------
VENEZUELA -- 0.6%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09.................      70,000        60,900
  PDVSA Finance Ltd. 1998 1
    7.500%, 11/15/28.................      80,000        60,634
                                                    -----------
                                                        121,534
                                                    -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,059,495).............................
                                                      2,016,966
                                                    -----------
---------------------------------------------------------------
US TREASURY OBLIGATIONS -- 2.8%
---------------------------------------------------------------
US TREASURY BONDS -- 1.9%
  8.875%, 08/15/17...................      60,000        77,185
  8.000%, 11/15/21...................     280,000       341,950
                                                    -----------
                                                        419,135
                                                    -----------
US TREASURY NOTES -- 0.7%
  5.750%, 11/15/00...................     150,000       149,883
                                                    -----------
US TREASURY STRIPS -- 0.2%
  6.875%, 08/15/25...................     200,000        45,042
                                                    -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $593,031)...............................
                                                        614,060
                                                    -----------
---------------------------------------------------------------
AGENCY OBLIGATIONS -- 31.6%
---------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 8.7%
  Federal National Mortgage
    Association
    6.000% 5/15/08...................     500,000       477,655
  Federal National Mortgage
    Association
    5.250%, 01/15/09.................   1,490,000     1,346,826
  Pool #200112
    9.500%, 11/01/05.................      32,643        33,607
  Pool #380032
    10.000%, 10/01/03................      13,324        13,582
  Gold Pool #B00632
    9.000%, 06/01/06.................      10,688        10,816
                                                    -----------
                                                      1,882,486
                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.0%
  Pool #252959
    6.000%, 10/01/29.................     185,263       173,048
  Pool #303262
    9.500%, 05/01/07.................      17,299        17,677
  Pool #303481
    10.000%, 10/01/05................      14,449        14,855
  Pool #303758
    9.500%, 07/01/06.................      12,773        12,977
  Pool #323821
    6.000%, 07/01/29.................     609,765       569,564
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

Federal National Mortgage Association (Continued)
  Pool #323980
    6.000%, 04/01/14.................  $  638,599   $   614,447
  Pool #363503
    9.500%, 06/01/05.................      15,859        16,112
  Pool #489833
    6.000%, 6/01/14..................      84,476        81,281
  Pool #490619
    6.000%, 04/01/29.................     473,079       441,889
  Pool #491000
    6.000%, 05/01/14.................           1             0
  Pool #494776
    6.500%, 05/01/29.................     199,980       192,043
  Pool #503641
    6.000%, 07/01/29.................     186,711       174,401
  Pool #505482
    6.000%, 07/01/14.................     660,516       635,535
  Pool #509659
    6.000%, 08/01/29.................      94,495        88,265
  Pool #514500
    7.000%, 11/01/29.................     199,980       195,917
                                                    -----------
                                                      3,228,011
                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.9%
  Pool #064054
    11.500%, 02/15/13................         366           379
  Pool #299705
    8.500%, 02/15/21.................       4,065         4,188
  Pool #434312
    6.000%, 04/15/14.................     240,160       231,978
  Pool #460449
    6.500%, 06/15/28.................     155,997       150,244
  Pool #467362
    6.500%, 12/15/28.................     367,848       354,282
  Pool #467841
    6.500%,12/15/28..................     303,520       292,326
  Pool #482794
    6.500%,10/15/28..................     682,211       657,051
  Pool#68958
    11.500%, 07/15/13................         663           726
                                                    -----------
                                                      1,691,174
                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $6,693,994).............................
                                                      6,801,671
                                                    -----------
---------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 5.4%
---------------------------------------------------------------
ARGENTINA -- 0.5%
  Federal Republic of Argentina
    0.000%,10/15/04..................     175,000       111,563
                                                    -----------
GERMANY -- 4.9%
  Federal Republic of Germany
    7.375%, 01/03/05.................   1,100,000     1,050,570
                                                    -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost: $1,314,308).............................
                                                      1,162,133
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 19.3%
---------------------------------------------------------------
MORTGAGE-COMMERCIAL -- 17.0%
  Asset Securitization Corp. 1996 D2
    A1
    6.920%, 02/14/29.................  $  181,294   $   179,638
  Bank Of America 2000 1 A2A
    7.333% 10/15/09..................     140,000       140,263
  Capco America Securitization 1998
    D7
    5.860%, 04/15/00.................     197,952       188,490
  Chase Manhattan Bank
    7.439%, 8/15/31..................     230,000       234,029
  Comed Transitional Funding Trust
    1998 1 A6
    5.630%, 06/25/09.................     150,000       140,438
  Comed Transitional Funding Trust
    1998 1 A7
    5.740%, 12/25/10.................     250,000       234,336
  Commercial Mortgage Asset Trust
    6.250%, 04/17/00.................     174,418       170,058
  CS First Boston Securities Corp.
    Ser 2000 C1 A2
    7.545%, 04/15/10.................     110,000       111,461
  DLJ Commercial Mortgage Corp. 1998
    CF1 CP
    .9064%, 04/15/05.................   3,360,000       113,400
  DLJ Mortgage Acceptance Corp. 144A
    1996 CF1 S
    .6097%, 03/12/06.................   3,804,802        58,261
  DLJ Mortgage Acceptance Corp. 1998
    A A2
    6.418%, 05/28/28.................       3,516         3,233
  Federal National Mortgage
    Association
    Aces 1996 M5 Class XS
    .5382%, 01/25/13.................   5,745,425       132,863
  Federal National Mortgage
    Association
    Aces 1997 M8 c1 X1
    .6535%, 10/25/02.................   8,630,000       103,830
  Global Franchise Trust 1998 A1
    6.349%, 04/10/04.................     238,928       235,792
  GMAC Commercial Mortgage
    Securities, Inc. 1999 C3
    7.273%, 8/15/09..................     200,000       199,843
  GMAC Commercial Mortgage
    Securities, Inc. 2000 C2 c1 A2
    7.455%, 06/16/10.................     120,000       122,963
  GS Mortgage Securities Corp. 1998
    C1 A1
    6.060%, 10/18/30.................     136,625       132,784
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

Mortgage-Commercial (Continued)
  Heller Financial 2000 PH1 A2
    7.750%, 11/15/09.................  $  210,000   $   217,459
  Host Marriott Pool Trust 1999 A
    6.980%, 04/03/00.................     110,882       110,553
  Morgan Stanley Capital 144A 1997
    HF1 A2
    7.270%, 01/15/07.................     160,000       161,400
  Mortgage Capital Funding, Inc. 1998
    MC3
    6.001%, 11/18/31.................     478,412       461,071
  Prudential Securities 1999 NRF1 A2
    6.480%, 1/15/09..................     230,000       220,478
                                                    -----------
                                                      3,672,643
                                                    -----------
MORTGAGE-RESIDENTIAL -- 2.3%
  BankBoston Home Equity
    Loan Trust 1998 A4
    6.110%, 09/25/13.................     400,000       385,016
  CNL Funding Series 2000 AA Cl. A2
    8.044%, 04/25/17.................     105,000       107,773
                                                    -----------
                                                        492,789
                                                    -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $4,047,485).............................
                                                      4,165,432
                                                    -----------
---------------------------------------------------------------
PREFERRED STOCK -- 0.5%
---------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  Broadwing Communications Ser B
    12.500%, 08/15/09
    (Cost: $103,675).................     100,000       102,500
                                                    -----------
---------------------------------------------------------------
TIME DEPOSIT -- 3.5%
---------------------------------------------------------------
  Chase Manhattan Bank
    6.110%, 10/02/00
    (Cost: $757,134).................     757,134       757,134
                                                    -----------

TOTAL INVESTMENTS -- 99.1%
  (Cost: $21,397,275)..........................   21,348,940
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.9%...........................................      202,284
                                                 -----------
NET ASSETS -- 100.0%...........................  $21,551,224
                                                 -----------
                                                 -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Partner, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: From April 1, 2000 to September 30, 2000, high yield bond prices posted positive results, outpacing many major US equity indices.

  In April and May, the high yield bond market was quiet, characterized by minimal new issue volume, light secondary trading and a modest price decline. The market rallied in June, however, amid the most significant flow of new deals since the first quarter of 2000. The CS First Boston High Yield Index advanced 2.2% in June, led by gains in technology, energy and gaming issues.

  Following June's advance, the market traded in a narrow range throughout the last three months of the period as a lack of mutual fund inflows and new issuance dampened investor enthusiasm.

  PERFORMANCE: The Fund advanced 1.2% during the six months ended September 30, 2000 versus the CS First Boston High Yield Index, which gained 1.1%.

  PORTFOLIO SPECIFICS: During the period, the Fund slightly outperformed its benchmark, benefiting from many credit upgrades of issuers across multiple industries. One notable example was Triarc Beverage Group. Triarc was upgraded seven ratings levels after the company's September announcement that it had agreed to sell Snapple to Cadbury Schweppes.

  MARKET OUTLOOK: Looking forward, the high yield bond market continues to offer attractive return opportunities. The consensus view among market participants is that the Federal Reserve has completed its tightening cycle. This bodes well for high yield bond investors since over the last decade, the end of a tightening cycle has generally led to strong high yield bond performance. In addition, an increase in new issuance activity across a diverse range of industries is indicative of heightened investor demand. In this environment, we are optimistic that the application of our strict investment philosophy will lead us to outstanding investment candidates within the high yield bond market.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND RETIREMENT SHARES -- UNAUDITED
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND RETIREMENT SHARES WITH THE CS FIRST BOSTON HIGH YIELD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                            5.06%                             As of 9/30/00                       11.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            HIGH YIELD       CS FIRST
             BOND FUND      BOSTON HIGH
         RETIREMENT SHARES  YIELD INDEX
7/31/96        $250,000.00  $250,000.00
08/96          $256,605.02  $252,725.00
09/96          $265,521.80  $257,071.87
10/96          $268,494.06  $259,231.27
11/96          $273,447.82  $263,275.28
12/96          $277,741.08  $268,409.15
01/97          $283,025.10  $270,368.54
02/97          $289,299.87  $275,451.46
03/97          $284,015.85  $272,366.41
04/97          $285,336.86  $274,790.47
05/97          $297,556.14  $280,313.76
06/97          $304,821.66  $284,126.03
07/97          $314,068.69  $290,149.50
08/97          $317,371.20  $291,716.30
09/97          $330,250.99  $297,492.29
10/97          $331,241.74  $297,462.54
11/97          $334,874.50  $299,574.52
12/97          $336,525.76  $302,300.65
01/98          $347,754.29  $307,439.76
02/98          $351,717.31  $309,837.79
03/98          $355,680.32  $311,386.98
04/98          $358,652.58  $313,722.38
05/98          $359,643.33  $314,663.55
06/98          $361,624.83  $315,324.34
07/98          $364,597.09  $317,531.61
08/98          $344,451.78  $295,971.22
09/98          $336,195.51  $295,941.62
10/98          $327,608.98  $290,052.38
11/98          $347,424.04  $304,758.04
12/98          $350,726.55  $304,057.09
01/99          $358,652.58  $306,915.23
02/99          $357,992.07  $306,270.71
03/99          $360,634.08  $309,057.77
04/99          $371,202.11  $315,887.95
05/99          $367,239.10  $312,476.36
06/99          $369,220.61  $312,632.60
07/99          $371,532.36  $312,788.91
08/99          $368,560.11  $310,005.09
09/99          $368,229.85  $307,618.05
10/99          $368,890.36  $306,110.72
11/99          $376,816.38  $310,273.83
12/99          $383,421.40  $314,028.14
01/00          $383,421.40  $312,772.03
02/00          $387,054.16  $314,711.22
03/00          $382,430.65  $309,990.55
04/00          $385,402.91  $309,525.56
05/00          $381,439.89  $304,573.15
06/00          $391,017.17  $311,395.59
07/00          $393,328.93  $314,322.71
08/00          $393,423.00  $316,428.67
9/30/00        $386,849.68  $313,517.53

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the CS First Boston High Yield Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on July 24, 2000. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 -- UNAUDITED
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS -- 87.5%
---------------------------------------------------------------
AIRLINES -- 2.1%
  Atlas Air, Inc.
    10.750%, 08/01/05.................  $250,000    $   258,750
  Atlas Air, Inc.
    9.250%, 04/15/08..................   200,000        199,250
                                                    -----------
                                                        458,000
                                                    -----------
APPAREL -- 1.4%
  Supreme International Corp.
    12.250%, 04/01/06.................   340,000        316,200
                                                    -----------
APPLIANCES -- 1.8%
  Salton, Inc.
    10.750%, 12/15/05.................   400,000        392,000
                                                    -----------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.7%
  Collins & Aikan Corp.
    11.500%, 04/15/06.................   150,000        144,000
                                                    -----------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  Triarc Consumer Beverage 144A
    10.250%, 02/15/09.................   340,000        378,250
                                                    -----------
BROADCASTING -- 7.5%
  Capstar Broadcasting Partners, Inc.
    12.000%, 07/01/09.................   309,000        358,440
  CD Radio, Inc.
    14.500%, 05/15/09.................   350,000        310,625
  Echostar DBS Corp.
    9.375%, 02/01/09..................   400,000        392,000
  Spectrasite Holdings, Inc.
    0.000% (until 04/15/04, thereafter
    11.250% to maturity), 04/15/09....   500,000        272,500
  United International Holdings
    0.000% (until 02/15/03, thereafter
    10.750% to maturity), 02/15/08....   460,000        315,100
                                                    -----------
                                                      1,648,665
                                                    -----------
BUILDING & CONSTRUCTION -- 3.9%
  K Hovanian Enterprises, Inc. 144A
    10.500%, 10/01/07.................   285,000        279,300
  Nortek, Inc.
    9.875%, 03/01/04..................   325,000        313,625
  Ryland Group, Inc.
    9.750%, 09/01/10..................   270,000        268,650
                                                    -----------
                                                        861,575
                                                    -----------
BUSINESS SERVICES -- 1.0%
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09..................   100,000         95,500
  SITEL Corp. 144A
    9.250%, 03/15/06..................   145,000        134,850
                                                    -----------
                                                        230,350
                                                    -----------
CASINOS/HOTELS -- 6.9%
  Argosy Gaming Co. 144A
    10.750%, 06/01/09.................   250,000        261,563
                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

Casinos/Hotels (Continued)
  Autotote Corp. 144A Rt. Cl. A
    12.500%, 08/15/10.................  $355,000    $   360,324
  Extended Stay America, Inc. 144A
    9.150%, 03/15/08..................   240,000        226,800
  Park Place Entertainment Corp.
    8.875%, 09/15/08..................   240,000        237,600
  Prime Hospitality Corp. 144A Ser. B
    9.750%, 04/01/07..................    70,000         69,650
  Venetian Casino
    12.250%, 11/15/04.................   360,000        369,000
                                                    -----------
                                                      1,524,937
                                                    -----------
CHEMICALS -- 1.5%
  Lyondell Chemical Co. 144A Ser. B
    9.875%, 05/01/07..................   340,000        331,925
                                                    -----------
CIRCUITS -- 1.6%
  Hadco Corp.
    9.500%, 05/15/08..................   350,000        353,063
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/01, thereafter
    12.000% to maturity), 09/30/05....   400,000        272,000
  GS Escrow Corp.
    6.750%, 08/01/01..................   385,000        379,225
  Metris Cos., Inc. 144A
    10.125%, 07/15/06.................   370,000        355,200
                                                    -----------
                                                      1,006,425
                                                    -----------
DRUGS/PHARMACEUTICALS -- 1.8%
  Twin Laboratories, Inc.
    10.250%, 05/15/06.................    40,000         38,000
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08.................   350,000        360,500
                                                    -----------
                                                        398,500
                                                    -----------
ELECTRIC -- 1.6%
  AES Corp.
    9.500%, 06/01/09..................   350,000        356,125
                                                    -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
  Amkor Technology, Inc.
    10.500%, 05/01/09.................   400,000        405,500
                                                    -----------
ENTERTAINMENT -- 1.9%
  Ascent Entertainment Group 0.000%
    (until 12/01/02, thereafter
    11.875% to maturity), 12/15/04....   505,000        419,150
                                                    -----------
HEALTH CARE -- 3.0%
  Abbey Healthcare Group
    9.500%, 11/01/02..................   325,000        324,594
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09.................   325,000        333,125
                                                    -----------
                                                        657,719
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
INTERNET SOFTWARE -- 3.3%
  Exodus Communications
    11.250%, 07/01/08.................  $385,000    $   382,113
  Globix Corp. 144A
    12.500%, 02/01/10.................   200,000        144,000
  PSInet, Inc.
    10.000%, 02/15/05.................   325,000        211,250
                                                    -----------
                                                        737,363
                                                    -----------
OIL & GAS PRODUCTION -- 1.0%
  Stone Energy Corp.
    8.750%, 09/15/07..................   220,000        214,500
                                                    -----------
PUBLISHING -- 1.6%
  American Lawyer Media
    9.750%, 12/15/07..................   375,000        354,375
                                                    -----------
RECREATIONAL CENTERS -- 1.5%
  Bally Total Fitness Holdings
    9.875%, 10/15/07..................   355,000        337,250
                                                    -----------
RENTAL AUTO/EQUIPMENT -- 3.8%
  Rent-A-Center, Inc. 144A
    11.000%, 08/15/08.................   350,000        346,500
  United Rentals, Inc. 144A Ser. B
    9.000%,04/01/09...................   210,000        187,950
  United Rentals, Inc.
    9.500%, 06/01/08..................   340,000        311,100
                                                    -----------
                                                        845,550
                                                    -----------
RESORTS/THEME PARKS -- 1.5%
  Premier Parks Inc.
    9.750%, 06/15/07..................   350,000        327,250
                                                    -----------
RETAIL-ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    10.875%, 06/15/06.................   365,000        377,775
                                                    -----------
RETAIL-AUTOMOBILE -- 1.3%
  Sonic Automotive, Inc. 144A Ser. B
    11.000%, 08/01/08.................   325,000        292,500
                                                    -----------
RETAIL-DISCOUNT -- 2.1%
  Tuesday Morning Corp.
    11.000%, 12/15/07.................   484,000        467,060
                                                    -----------
RETAIL-INTERNET -- 1.0%
  Amazon.com, Inc. 0.000% (until
    05/01/03, thereafter
    10.000% to maturity), 05/01/08....   420,000        220,500
                                                    -----------
RETAIL-MUSIC STORES -- 2.4%
  Musicland Stores Corp.
    9.000%, 06/15/03..................   380,000        353,400
  Musicland, Inc.
    9.875%, 03/15/08..................   210,000        176,400
                                                    -----------
                                                        529,800
                                                    -----------
                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.8%
  Foodmaker, Inc.
    8.375%, 04/15/08..................  $420,000    $   394,800
                                                    -----------
RETAIL-VIDEO RENTAL -- 1.4%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04.................   400,000        308,000
                                                    -----------
TELECOMMUNICATIONS -- 11.1%
  Crown Castle International Corp.
    0.000% (until 11/15/02, thereafter
    10.625% to maturity), 11/15/07....   440,000        343,200
  Crown Castle International Corp.
    10.750%, 08/01/11.................    75,000         77,063
  ICG Holdings, Inc. 144A
    13.500%, 09/15/05.................   360,000         79,200
  International Cablenote, Inc.
    12.750%, 04/15/05.................   350,000        351,750
  McLeodUSA, Inc. 144A Cl.A
    9.500%, 11/01/08..................   340,000        317,900
  Nextlink Communications
    0.000% (until 06/01/04, thereafter
    12.250% to maturity), 06/01/09....   400,000        224,000
  NTL Communications Corp. 144A
    11.875%, 10/01/10.................   170,000        166,813
  NTL, Inc.
    0.000% (until 02/01/01, thereafter
    11.500% to maturity), 02/01/06....   265,000        250,424
  Pac-West Telecomm, Inc.
    13.500%, 02/01/09.................   340,000        299,200
  Winstar Communications, Inc. 144A
    12.750%, 04/15/10.................   477,000        345,824
                                                    -----------
                                                      2,455,374
                                                    -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.1%
  Global Telesystems Group, Inc.
    9.875%, 02/15/05..................   440,000        189,200
  Northeast Optic Network
    12.750%, 08/15/08.................   320,000        265,600
                                                    -----------
                                                        454,800
                                                    -----------
TELEPHONE -- 2.4%
  Nextel Communications, Inc.
    10.250%, 02/15/09.................   460,000        361,100
  Viatel, Inc.
    11.250%, 04/15/08.................   390,000        179,400
                                                    -----------
                                                        540,500
                                                    -----------
TELEVISION -- 2.7%
  ACME Television 0.000% (until
    09/30/00, thereafter
    10.875% to maturity), 09/30/04....   250,000        237,500
  Frontiervision L.P.
    11.000%, 10/15/06.................   350,000        349,125
                                                    -----------
                                                        586,625
                                                    -----------
TOTAL CORPORATE BONDS
  (Cost: $20,731,917)............................
                                                     19,326,406
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 7.7%
---------------------------------------------------------------
AUSTRALIA -- 0.4%
  Bulong Operations 144A
    12.500%, 12/15/08.................  $180,000    $    90,000
                                                    -----------
CANADA -- 1.4%
  Alliance Atlantis Communications
    Corp.
    13.000%, 12/15/09.................   300,000        310,500
                                                    -----------
NETHERLANDS -- 2.7%
  United Pan-Europe Communications
    N.V. 144A Ser. B
    11.500%, 02/01/10.................   340,000        294,950
  Versatel Telecommunications
    11.875%, 07/15/09.................   350,000        302,750
                                                    -----------
                                                        597,700
                                                    -----------
SINGAPORE -- 1.6%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10..................   350,000        359,625
                                                    -----------
UNITED KINGDOM -- 1.6%
  Colt Telecom Group PLC
    0.000% (until 12/15/01, thereafter
    12.000% to maturity), 12/15/06....   375,000        341,250
                                                    -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,839,341).............................
                                                      1,699,075
                                                    -----------
                                        PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

PREFERRED CORPORATE BOND -- 0.0%
---------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
  NEXTLINK Communications, Inc.
    Ser. B 13.500%, 06/01/10
    (Cost: $6,587)....................  $    177    $    13,983
                                                    -----------
---------------------------------------------------------------
TIME DEPOSIT -- 2.4%
---------------------------------------------------------------
  Bank One Grand Cayman
    6.110%, 10/02/00
    (Cost: $525,866)..................   525,866        525,866
                                                    -----------

TOTAL INVESTMENTS -- 97.6%
  (Cost: $23,103,711)..........................   21,565,330
OTHER ASSETS IN EXCESS OF LIABILITIES --
2.4%...........................................      532,693
                                                 -----------
NET ASSETS -- 100.0%...........................  $22,098,023
                                                 -----------
                                                 -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET        NET          NET REALIZED       NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED   INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)  GAINS (LOSS)(1)    INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period
    9/30/00 (4)             $31.84         $ 0.02           ($4.78)        $   --       $   --       $27.08
  6/1/99 (commenced) to
    3/31/00                  20.01          (0.20)           12.03             --           --        31.84
EMERGING COUNTRIES
  For the period ended
    09/30/00 (4)            $23.67         ($0.34)          ($5.62)        $   --       $   --       $17.71
  6/1/99 (commenced) to
    3/31/00                  15.26          (0.17)            8.58             --           --        23.67

                                              U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/00 (4)             $49.77         ($0.22)          ($2.69)        $   --       $   --       $46.86
  6/1/99 (commenced) to
    3/31/00                  28.61          (0.21)           21.37             --           --        49.77
MID CAP GROWTH
  For the period ended
    9/30/00 (4)             $41.51         ($0.17)          ($0.65)        $   --       $   --       $40.69
  6/1/99 (commenced) to
    3/31/00                  18.94          (0.09)           22.66             --           --        41.51
SMALL CAP GROWTH
  For the period ended
    9/30/00 (4)             $27.05         ($0.06)          ($3.28)        $   --       $   --       $23.71
  6/1/99 (commenced) to
    3/31/00                  13.86          (0.15)           13.69             --        (0.35)       27.05
VALUE
  For the period ended
    9/30/00 (4)             $21.74         $ 0.07           $ 1.16         $   --       $   --       $22.97
  6/1/99 (commenced) to
    3/31/00                  22.33           0.12            (0.71)            --           --        21.74

                                           U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the period ended
    9/30/00 (4)             $12.12         $ 0.40           $ 0.07         $(0.42)      $   --       $12.17
  6/1/99 (commenced) to
    3/31/00                  12.66           0.65            (0.51)         (0.68)          --        12.12
HIGH YIELD BOND
  8/14/00 (commenced) to
    9/30/00 (4)             $   --         $ 0.15           $11.57         $(0.21)      $   --       $11.51

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.
(5) This calculation includes expenses not part of the expense reimbursement calculation.
(6)  Actual amount.
(7)  Return for one month only. Fund commenced operations on 8/14/00.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                    RATIOS TO AVERAGE NET ASSETS (3)
                                        --------------------------------------------------------
                                                                       EXPENSE                     FUND'S
                                             NET                   (REIMBURSEMENTS)               PORTFOLIO  NET ASSETS
                              TOTAL      INVESTMENT      TOTAL     ----------------      NET      TURNOVER     ENDING
                            RETURN(2)   INCOME (LOSS)   EXPENSES      RECOUPMENT     EXPENSES(5)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                              INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period
    9/30/00 (4)               (14.95%)         0.11%       1.56%            0.10%        1.66%        118%    $14,390
  6/1/99 (commenced) to
    3/31/00                    59.14%         (0.82%)      1.61%            0.04%        1.65%        158%     15,571
EMERGING COUNTRIES
  For the period ended
    09/30/00 (4)              (25.81%)        (0.31%)      1.90%            0.00%        1.90%         99%    $   171(6)
  6/1/99 (commenced) to
    3/31/00                    55.11%         (1.26%)      1.99%           (0.05%)       1.94%        178%          1

                                                   U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/00 (4)                (5.79%)        (0.93%)      1.28%           (0.02%)       1.26%         63%    $83,890
  6/1/99 (commenced) to
    3/31/00                    73.98%         (0.69%)      1.42%            0.15%        1.27%        154%     83,785
MID CAP GROWTH
  For the period ended
    9/30/00 (4)                (1.95%)        (0.94%)      1.27%           (0.02%)       1.25%         75%    $    19
  6/1/99 (commenced) to
    3/31/00                   119.11%         (0.73%)      1.23%           (0.21%)       1.02%        115%         14
SMALL CAP GROWTH
  For the period ended
    9/30/00 (4)               (12.35%)        (0.50%)      1.57%           (0.14%)       1.43%         45%    $ 5,577
  6/1/99 (commenced) to
    3/31/00                    98.68%         (0.91%)      1.62%           (0.20%)       1.42%         88%      5,861
VALUE
  For the period ended
    9/30/00 (4)                 5.66%          0.67%       1.55%           (0.25%)       1.30%         71%    $ 9,055
  6/1/99 (commenced) to
    3/31/00                    (2.21%)         0.70%       1.52%           (0.26%)       1.26%        140%      7,700

                                                U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the period ended
    9/30/00 (4)                 3.89%          6.71%       1.59%           (0.87%)       0.72%        155%    $ 4,166
  6/1/99 (commenced) to
    3/31/00                     1.20%          6.47%       1.39%           (0.69%)       0.70%        162%      2,810
HIGH YIELD BOND
  8/14/00 (commenced) to
    9/30/00 (4)                 1.16%(7)       12.69%      1.48%           (0.47%)       1.01%         60%    $   160(6)

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.
(5) This calculation includes expenses not part of the expense reimbursement calculation.
(6)  Actual amount.
(7)  Return for one month only. Fund commenced operations on 8/14/00.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

                                                                INTERNATIONAL      EMERGING
                                                                 CORE GROWTH       COUNTRIES
ASSETS
Investments, at value*                                          $306,886,804     $281,305,466
Foreign currencies, at value**                                            --        3,217,571
Cash                                                              52,167,642       29,628,714
Receivables:
  Investment securities sold                                       9,149,049       10,830,670
  Capital shares sold                                              7,845,352          778,362
  Dividends                                                          577,366          619,912
  Interest                                                                --                6
  From investment advisor                                                 --               --
Unrealized gain on forward currency contracts                             --               --
Other assets                                                           6,983           27,829
                                                                ------------     ------------
    Total Assets                                                 376,633,196      326,408,530
                                                                ------------     ------------
LIABILITIES
Payables:
  Bank overdraft                                                $    151,649     $         --
  Investments purchased                                           27,846,892       19,824,711
  Capital shares purchased                                         7,821,245          293,944
  Collateral on securities loaned                                 34,744,493       23,362,400
  Dividends                                                               --               --
  To investment advisor                                              273,108          289,289
Unrealized loss on forward currency contracts                             --               --
Other liabilities                                                    218,869          320,810
                                                                ------------     ------------
    Total Liabilities                                             71,056,256       44,091,154
                                                                ------------     ------------
NET ASSETS                                                      $305,576,940     $282,317,376
                                                                ------------     ------------
                                                                ------------     ------------

   * Investments, at cost                                       $286,023,849     $270,987,190
                                                                ------------     ------------
                                                                ------------     ------------
  ** Foreign currencies, at cost                                $   (151,245)    $  3,235,144
                                                                ------------     ------------
                                                                ------------     ------------
NET ASSETS CONSIST OF:
Paid-in capital                                                 $274,640,578     $274,439,084
Undistributed net investment income (loss)                           345,814          359,306
Accumulated net realized gain (loss) on investments and
  foreign currencies                                               9,561,263       (2,764,201)
Net unrealized appreciation (depreciation) of investments
  and of other assets and liabilities denominated in foreign
  currencies                                                      21,029,285       10,283,187
                                                                ------------     ------------
Net assets applicable to all shares outstanding                 $305,576,940     $282,317,376
                                                                ------------     ------------
                                                                ------------     ------------
Net Assets of Retirement Shares                                   14,389,994              171
Net Assets of Institutional Shares                              $291,186,946     $282,317,205
                                                                ------------     ------------
                                                                ------------     ------------
Retirement Shares outstanding                                        531,384               10
Institutional Shares outstanding                                  10,727,648       15,871,280
                                                                ------------     ------------
                                                                ------------     ------------
Net Asset Value -- Retirement Share                             $      27.08     $      17.10
Net Asset Value -- Institutional Share                          $      27.14     $      17.79
                                                                ------------     ------------
                                                                ------------     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

      LARGE CAP        MID CAP        SMALL CAP                    HIGH QUALITY    HIGH YIELD
       GROWTH          GROWTH          GROWTH          VALUE           BOND           BOND
ASSETS
Investments,
  at value* $155,341,326 $241,422,169 $268,009,888  $45,246,887    $21,348,940    $21,565,330
Foreign
currencies,
  at
  value**           --           --           --             --             --             --
Cash   20,500,923     25,321,837      51,375,805      2,961,804        655,574        707,243
Receivables:
  Investment
  securities
    sold    7,962,966    6,285,761     1,154,972             --        511,850        488,172
  Capital
   shares
    sold    2,342,242        5,070       251,152         65,370         21,069          8,212
  Dividends       14,672        2,555       12,267       73,507             --             --
  Interest           --           --           --            --        314,140        553,853
  From
  investment
    advisor          351           --       16,471        5,964         16,202          9,049
Unrealized
  gain on
  forward
  currency
 contracts           --           --           --            --             --             --
Other
assets       17,292       10,541           9,656          4,659         11,286         29,636
    ------------    ------------    ------------    -----------    -----------    -----------
    Total
   Assets  186,179,772  273,047,933  320,830,211     48,358,191     22,879,061     23,361,495
    ------------    ------------    ------------    -----------    -----------    -----------
LIABILITIES
Payables:
  Bank
  overdraft $         -- $         -- $         --  $        --    $        --    $        --
  Investments
    purchased   17,267,581   12,725,279   26,801,649   3,121,877     1,239,900      1,151,594
  Capital
   shares
purchased    2,314,353           --      180,430         44,438         12,488          8,212
  Collateral
    on
  securities
    loaned   14,564,900   19,573,500   29,142,150       537,300             --             --
  Dividends           --           --           --           10          1,106         53,989
 To
 investment
    advisor       92,302      149,504      215,332       26,214          7,690         10,729
Unrealized
  loss on
  forward
  currency
 contracts           --           --           --            --          5,729             --
Other
liabilities       99,167      154,405      222,991       62,196         60,924         38,948
    ------------    ------------    ------------    -----------    -----------    -----------
    Total
    Liabilities   34,338,303   32,602,688   56,562,552   3,792,035   1,327,837      1,263,472
    ------------    ------------    ------------    -----------    -----------    -----------
NET
ASSETS $151,841,469 $240,445,245    $264,267,659    $44,566,156    $21,551,224    $22,098,023
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------

  *
  Investments,
    at cost $129,220,689 $167,810,798 $197,792,156  $43,368,361    $21,397,275    $23,103,711
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------
 **
 Foreign
 currencies,
    at cost $         -- $         -- $         --  $        --    $        --    $        --
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------
NET
ASSETS
CONSIST
  OF:
Paid-in
capital $125,021,375 $105,718,629   $144,886,605    $43,982,463    $22,375,823    $23,593,938
Undistributed
  net
  investment
  income
  (loss)     (261,847)      168,556    1,086,442        258,374         20,525         48,430
Accumulated
  net
  realized
  gain
  (loss) on
investments
  and
  foreign
 currencies      961,304   60,946,689   48,076,880   (1,553,207)      (744,058)        (5,964)
Net
unrealized
appreciation
(depreciation)
  of
  investments
  and of other
  assets and
  liabilities
  denominated
  in
  foreign
  currencies   26,120,637   73,611,371   70,217,732   1,878,526       (101,066)    (1,538,381)
    ------------    ------------    ------------    -----------    -----------    -----------
Net
assets
applicable
  to all
  shares
  outstanding $151,841,469 $240,445,245 $264,267,659 $44,566,156   $21,551,224    $22,098,023
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------
Net
Assets
  of
  Retirement
  Shares   83,889,980       19,495     5,576,609      9,054,900      4,165,856            160
Net
Assets
  of
  Institutional
  Shares $ 67,951,489 $240,425,750  $258,691,050    $35,511,256    $17,385,368    $22,097,863
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------
Retirement
  Shares
  outstanding    1,790,046          479      235,226     394,161       342,443             14
Institutional
  Shares
  outstanding    1,446,072    5,902,556   10,901,821   1,543,494     1,431,040      1,920,018
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------
Net
Asset
Value
  --
  Retirement
  Share $      46.86 $      40.70   $      23.71    $     22.97    $     12.17    $     11.43
Net
Asset
Value
  --
  Institutional
  Share $      46.99 $      40.73   $      23.73    $     23.01    $     12.15    $     11.51
    ------------    ------------    ------------    -----------    -----------    -----------
    ------------    ------------    ------------    -----------    -----------    -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                INTERNATIONAL      EMERGING
                                                                 CORE GROWTH       COUNTRIES
INVESTMENT INCOME
Dividends, net of foreign taxes*                                $  1,747,022     $  1,382,926
Interest                                                             661,154          494,627
Securities lending                                                   351,450          171,391
                                                                ------------     ------------
  Total Income                                                     2,759,626        2,048,944
                                                                ------------     ------------
EXPENSES
Advisory fee                                                       1,546,441        1,730,843
Accounting and administration fees                                    65,272           61,030
Custodian fees                                                       124,907          280,470
Transfer agent fees and expenses                                      32,379           28,834
Distribution and shareholder servicing fees                           17,900               --
Administrative services                                              154,644          138,984
Professional fees                                                     35,103           33,765
Shareholder reporting                                                  4,960            4,681
Registration fees                                                     20,126           23,104
Trustees' fees and expenses                                            3,733            3,223
Interest and credit facility fee                                       1,777           35,682
Insurance                                                                101              149
Miscellaneous                                                         17,581           35,867
                                                                ------------     ------------
    Total Expenses                                                 2,024,924        2,376,632
Expenses (reimbursed)/recouped                                       160,534          (38,554)
                                                                ------------     ------------
  Net Expenses                                                     2,185,458        2,338,078
                                                                ------------     ------------
NET INVESTMENT INCOME (LOSS)                                         574,168         (289,134)
                                                                ------------     ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                                                      (4,473,275)     (25,504,237)
  Foreign currency transactions                                   (1,078,860)        (355,785)
                                                                ------------     ------------
    Net realized gain (loss)                                      (5,552,135)     (25,860,022)
                                                                ------------     ------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                    (44,636,485)     (56,210,160)
  Other assets and liabilities denominated in foreign
    currencies                                                       (18,212)          (4,156)
                                                                ------------     ------------
      Net unrealized appreciation (depreciation)                 (44,654,697)     (56,214,316)
                                                                ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS                                   (50,206,832)     (82,074,338)
                                                                ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $(49,632,664)    $(82,363,472)
                                                                ------------     ------------
                                                                ------------     ------------
   *Foreign taxes withheld:                                     $    177,762     $    116,214
                                                                ------------     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

     LARGE CAP        MID CAP        SMALL CAP                   HIGH QUALITY   HIGH YIELD
       GROWTH         GROWTH          GROWTH          VALUE          BOND          BOND
INVESTMENT
  INCOME
Dividends,
  net of
  foreign
  taxes* $    98,415 $     32,409  $     59,716    $  351,621     $   4,376     $       37
Interest      85,079      138,074       587,914        33,266       792,416      1,218,334
Securities
  lending      28,490      163,500      542,228         3,716            --          3,716
    -----------    ------------    ------------    ----------     ---------     ----------
  Total
 Income     211,984      333,983      1,189,858       388,603       796,792      1,222,087
    -----------    ------------    ------------    ----------     ---------     ----------
EXPENSES
Advisory
  fee     490,698       822,211       1,268,137       147,739        48,413         66,096
Accounting
  and
  administration
  fees      36,675       55,314          58,306        27,417        32,052         23,239
Custodian
  fees      20,790       34,499         106,203        20,825        24,538         13,743
Transfer
  agent
  fees
  and
expenses      18,455       27,325        30,934        11,486        10,383          7,308
Distribution
  and
 shareholder
  servicing
  fees     100,967           17           6,517        10,291         4,326             --
Administrative
  services      65,426      109,629      126,805       19,699        10,758         11,016
Professional
  fees      14,151       24,053          27,205         3,626         2,234          2,320
Shareholder
  reporting       1,802        3,487        4,255         303           259            368
Registration
  fees      11,838       19,728          22,500        11,865        10,578          5,793
Trustees'
  fees
  and
 expenses       1,444        2,618        3,127           492           312            299
Interest
  and
  credit
facility
  fee       1,643         4,212          18,011         7,788         1,615            606
Insurance          17          107          164            --            16             10
Miscellaneous       9,565       13,028       15,640      2,491        1,854          3,080
    -----------    ------------    ------------    ----------     ---------     ----------
    Total
 Expenses     773,471    1,116,228    1,687,804       264,022       147,338        133,878
Expenses
(reimbursed)/recouped     (15,807)      (14,847)     (182,648)    (48,190)    (92,194)    (49,875)
    -----------    ------------    ------------    ----------     ---------     ----------
Net
Expenses     757,664    1,101,381     1,505,156       215,832        55,144         84,003
    -----------    ------------    ------------    ----------     ---------     ----------
NET
INVESTMENT
  INCOME
  (LOSS)    (545,680)     (767,398)     (315,298)     172,771       741,648      1,138,084
    -----------    ------------    ------------    ----------     ---------     ----------
NET
REALIZED
  AND
  UNREALIZED
  GAIN
  (LOSS)
  ON
  INVESTMENTS
Realized
  gain
  (loss)
  from:
  Securities  (2,397,894)   44,761,610   16,525,696    298,461     (203,347)        (6,019)
  Foreign
 currency
 transactions          --           --           --         --      (26,984)            --
    -----------    ------------    ------------    ----------     ---------     ----------
Net
realized
    gain
  (loss)  (2,397,894)   44,761,610   16,525,696       298,461      (230,331)        (6,019)
    -----------    ------------    ------------    ----------     ---------     ----------
Change
  in
  unrealized
appreciation
(depreciation)
  of:
  Investments  (4,412,487)  (49,252,844)  (49,862,749)  1,951,173    377,496      (859,641)
  Other
 assets
    and
    liabilities
    denominated
    in foreign
    currencies          --           --           --         --     (54,178)            --
    -----------    ------------    ------------    ----------     ---------     ----------
Net
unrealized
appreciation
(depreciation)  (4,412,487)  (49,252,844)  (49,862,749)  1,951,173    323,318     (859,641)
    -----------    ------------    ------------    ----------     ---------     ----------
NET
GAIN
(LOSS)
  ON
  INVESTMENTS  (6,810,381)   (4,491,234)  (33,337,053)  2,249,634     92,987      (865,660)
    -----------    ------------    ------------    ----------     ---------     ----------
NET
INCREASE
(DECREASE)
  IN NET
  ASSETS
 RESULTING
  FROM
OPERATIONS $(7,356,061) $ (5,258,632) $(33,652,351) $2,422,405    $ 834,635     $  272,424
    -----------    ------------    ------------    ----------     ---------     ----------
    -----------    ------------    ------------    ----------     ---------     ----------
   *Foreign
     taxes
  withheld: $       762 $         -- $      4,944  $       --     $     180     $      468
    -----------    ------------    ------------    ----------     ---------     ----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                                                                  INTERNATIONAL CORE GROWTH             EMERGING COUNTRIES
                                                               ------------------------------------------------------------------
                                                               SEPTEMBER 30,                      SEPTEMBER 30,
                                                                    2000           MARCH 31,           2000           MARCH 31,
                                                                (UNAUDITED)         2000(1)        (UNAUDITED)         2000(1)
                                                               --------------    -------------    --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 $    574,168      $   (682,702)    $   (289,134)     $ (1,228,652)
  Net realized gain (loss)                                       (5,552,135)       15,715,326      (25,860,022)       24,972,913
  Net unrealized appreciation (depreciation)                    (44,654,697)       65,683,982      (56,214,316)       66,497,503
                                                               ------------      ------------     ------------      ------------
    Net increase (decrease) in net assets from investment
      operations                                                (49,632,664)       80,716,606      (82,363,472)       90,241,764
                                                               ------------      ------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                                  --          (145,725)              --                --
    Retirement Class                                                     --            (1,855)              --                --
  From net realized gains
    Institutional Class                                                  --                --               --                --
    Retirement Class                                                     --                --               --                --
                                                               ------------      ------------     ------------      ------------
    Total distributions                                                  --          (147,580)              --                --
                                                               ------------      ------------     ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                         117,931,652       284,041,615       78,723,580       235,356,729
    Retirement Class                                              5,598,984        25,716,559               --               438
  Distributions reinvested
    Institutional Class                                                  --           124,755               --                --
    Retirement Class                                                     --             1,855               --                --
  Cost of shares redeemed
    Institutional Class                                         (83,012,126)      (56,751,676)     (14,127,663)      (25,513,624)
    Retirement Class                                             (4,416,109)      (14,594,931)            (376)               --
                                                               ------------      ------------     ------------      ------------
    Net increase (decrease) in net assets from share
      transactions                                               36,102,401       238,538,177       64,595,541       209,843,543
                                                               ------------      ------------     ------------      ------------
    Net Increase (Decrease) in Net Assets                       (13,530,263)      319,107,203      (17,767,931)      300,085,307
NET ASSETS
  Beginning                                                    $319,107,203      $         --     $300,085,307      $         --
                                                               ------------      ------------     ------------      ------------
  Ending                                                       $305,576,940      $319,107,203     $282,317,376      $300,085,307
                                                               ------------      ------------     ------------      ------------
                                                               ------------      ------------     ------------      ------------
Undistributed net investment income (loss), ending             $    345,814      $   (529,318)    $    359,306      $   (864,040)
                                                               ------------      ------------     ------------      ------------
                                                               ------------      ------------     ------------      ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                       197,328           964,480               --                28
  Distributions reinvested                                               --                58               --                --
  Shares redeemed                                                  (154,961)         (475,521)             (18)               --
                                                               ------------      ------------     ------------      ------------
                                                               ------------      ------------     ------------      ------------
  Net Retirement Share Activity                                      42,367           489,017              (18)               28
                                                               ------------      ------------     ------------      ------------
                                                               ------------      ------------     ------------      ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                     4,070,765        11,515,928        3,920,480        13,836,324
  Distributions reinvested                                               --             3,880               --                --
  Shares redeemed                                                (2,863,243)       (1,999,682)        (715,345)       (1,170,179)
                                                               ------------      ------------     ------------      ------------
  Net Institutional Share Activity                                1,207,522         9,520,126        3,205,135        12,666,145
                                                               ------------      ------------     ------------      ------------
                                                               ------------      ------------     ------------      ------------

------------------------------

                  (1)   Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

           LARGE CAP GROWTH                  MID CAP GROWTH                  SMALL CAP GROWTH              VALUE
    -----------------------------------------------------------------------------------------------------------------
    SEPTEMBER 30,                    SEPTEMBER 30,                    SEPTEMBER 30,                    SEPTEMBER 30,
         2000          MARCH 31,          2000          MARCH 31,          2000          MARCH 31,          2000
     (UNAUDITED)        2000(1)       (UNAUDITED)        2000(1)       (UNAUDITED)        2000(1)       (UNAUDITED)
    --------------   -------------   --------------   -------------   --------------   -------------   --------------
INCREASE
(DECREASE)
IN NET
ASSETS
FROM INVESTMENT OPERATIONS:
Net
investment
    income
    (loss) $   (545,680) $   (283,832) $   (767,398)  $   (935,954)   $   (315,298)    $ (1,401,740)    $   172,771
Net
realized
    gain
  (loss)   (2,397,894)    3,926,863    44,761,610       18,056,987      16,525,696       38,511,301         298,461
Net
unrealized
appreciation
(depreciation)   (4,412,487)   30,533,124  (49,252,844)  122,864,215   (49,862,749)     120,080,481       1,951,173
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Net
increase
(decrease)
      in
      net
    assets
      from
investment
operations   (7,356,061)   34,176,155   (5,258,632)    139,985,248     (33,652,351)     157,190,042       2,422,405
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
DISTRIBUTIONS
  TO
SHAREHOLDERS:
  From
   net
   investment
    income
    Institutional
      Class           --           --           --              --              --               --              --
    Retirement
      Class           --           --           --              --              --               --              --
  From
   net
   realized
    gains
    Institutional
      Class           --           --           --              --              --       (4,096,925)             --
    Retirement
      Class           --           --           --              --              --          (59,712)             --
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    Total
    distributions                                               --              --       (4,156,637)             --
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
FROM
CAPITAL
  SHARE
  TRANSACTIONS:
  Proceeds
    from
    shares
    sold
    Institutional
      Class   38,453,344   33,199,870   22,079,604     164,024,433      24,345,419      229,057,661      17,310,104
    Retirement
      Class    9,525,711   64,848,074        5,947          15,448       1,186,012        4,632,423       1,728,872
  Distributions
    reinvested
    Institutional
      Class           --           --           --              --              --        3,913,443              --
    Retirement
      Class           --           --           --              --              --           59,711              --
  Cost
    of
shares
redeemed
    Institutional
      Class   (6,153,658)   (4,706,518)  (28,772,175)  (51,633,673)     (9,263,929)    (107,190,111)     (6,913,608)
    Retirement
      Class   (4,395,023)   (5,750,425)         (955)           --        (764,843)      (1,089,181)       (866,931)
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Net
increase
(decrease)
      in
      net
    assets
      from
     share
     transactions   37,430,374   87,591,001   (6,687,579)  112,406,208   15,502,659     129,383,946      11,258,437
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Net
Increase
(Decrease)
      in
      Net
    Assets   30,074,313  121,767,156  (11,946,211)     252,391,456     (18,149,692)     282,417,351      13,680,842
NET
ASSETS
  Beginning $121,767,156 $         -- $252,391,456    $         --    $282,417,351     $         --     $30,885,314
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
  Ending $151,841,469 $121,767,156   $240,445,245     $252,391,456    $264,267,659     $282,417,351     $44,566,156
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Undistributed
  net
  investment
  income
  (loss),
  ending $   (261,847) $         --  $    168,556     $         --    $  1,086,442     $         --     $   258,374
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
RETIREMENT
 CLASS --
  CAPITAL
  SHARE
  ACTIVITY
  Shares
    sold      203,386    1,826,395            159              345          51,640          275,474          80,184
  Distributions
    reinvested           --           --           --           --              --            3,045              --
  Shares
redeemed      (96,622)     (143,113)          (25)              --         (33,124)         (61,809)        (40,249)
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Net
Retirement
    Share
  Activity      106,764    1,683,282          134              345          18,516          216,710          39,935
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
INSTITUTIONAL
  CLASS --
  CAPITAL
  SHARE
  ACTIVITY
  Shares
    sold      817,801      891,596        610,565        7,728,872       1,063,535       15,406,294         793,126
  Distributions
    reinvested           --           --           --           --              --          199,564              --
  Shares
redeemed     (133,524)     (129,801)     (787,923)      (1,648,958)       (393,258)      (5,374,314)       (315,965)
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
Net
Institutional
    Share
    Activity      684,277      761,795     (177,358)     6,079,914         670,277       10,231,544         477,161
    ------------     ------------    ------------     ------------    ------------     ------------     -----------
    ------------     ------------    ------------     ------------    ------------     ------------     -----------

         VALUE
     -------------

       MARCH 31,
        2000(1)
     -------------
INC
(DE
IN
ASS
FRO

Net
inv

     $    302,320

Net
rea

  (    (1,851,668)

Net
unr
app
(de       (72,647)
     ------------

Net
inc
(de

inv
ope    (1,621,995)
     ------------
DIS
  T
SHA

  F

         (180,191)

          (36,526)

  F

               --

               --
     ------------

         (216,717)
     ------------
FRO
CAP
  S
  T

  P

       39,557,331

       10,605,176

  D

          162,222

           36,526

  C

sha
red

      (14,894,948)

       (2,742,281)
     ------------

Net
inc
(de

       32,724,026
     ------------

Net
Inc
(De

       30,885,314
NET
ASS

  B  $         --
     ------------

  E  $ 30,885,314
     ------------
     ------------
Und
  n
  i
  i
  (
  e  $     85,603
     ------------
     ------------
RET
 CL
  C
  S
  A

  S
        1,756,417

  D
            7,193

  S
red      (697,277)
     ------------
     ------------

Net
Ret

  A     1,066,333
     ------------
     ------------
INS
  C
  C
  S
  A

  S
          480,770

  D
            1,620

  S
red      (128,165)
     ------------

Net
Ins

          354,225
     ------------
     ------------

------------------------------

                  (1)   Commenced operations on 5/7/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
PERIODS ENDED SEPTEMBER 30, 2000 AND MARCH 31, 2000

                                                                       HIGH QUALITY BOND                  HIGH YIELD BOND
                                                                -----------------------------------------------------------------
                                                                SEPTEMBER 30,                      SEPTEMBER 30,
                                                                     2000           MARCH 31,           2000          MARCH 31,
                                                                 (UNAUDITED)         2000(1)       (UNAUDITED)(2)      2000(1)
                                                                --------------    -------------    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   $   741,648      $  1,251,519      $ 1,138,084      $ 1,423,836
  Net realized gain (loss)                                          (230,331)         (495,907)          (6,019)              55
  Net unrealized appreciation (depreciation)                         323,318          (424,384)        (859,641)        (678,740)
                                                                 -----------      ------------      -----------      -----------
    Net increase (decrease) in net assets from investment
      operations                                                     834,635           331,228          272,424          745,151
                                                                 -----------      ------------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                             (605,865)       (1,094,677)      (1,114,931)      (1,398,556)
    Retirement Class                                                (140,031)         (149,889)              (3)              --
  From net realized gains
    Institutional Class                                                   --                --               --               --
    Retirement Class                                                      --                --               --               --
                                                                 -----------      ------------      -----------      -----------
    Total distributions                                             (745,896)       (1,244,566)      (1,114,934)      (1,398,556)
                                                                 -----------      ------------      -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                            8,594,287        24,431,234        3,987,152       24,021,970
    Retirement Class                                               1,577,824         3,758,674              162               --
  Distributions reinvested
    Institutional Class                                              604,894         1,093,702          684,841          953,475
    Retirement Class                                                 140,029           149,887                2               --
  Cost of shares redeemed
    Institutional Class                                          (11,803,225)       (4,797,271)      (3,283,268)      (2,770,396)
    Retirement Class                                                (370,549)       (1,003,663)              --               --
                                                                 -----------      ------------      -----------      -----------
    Net increase (decrease) in net assets from share
      transactions                                                (1,256,740)       23,632,563        1,388,889       22,205,049
                                                                 -----------      ------------      -----------      -----------
    Net Increase (Decrease) in Net Assets                         (1,168,001)       22,719,225          546,379       21,551,644
NET ASSETS
  Beginning                                                      $22,719,225      $         --      $21,551,644      $        --
                                                                 -----------      ------------      -----------      -----------
  Ending                                                         $21,551,224      $ 22,719,225      $22,098,023      $21,551,644
                                                                 -----------      ------------      -----------      -----------
                                                                 -----------      ------------      -----------      -----------
Undistributed net investment income (loss), ending               $    20,525      $     15,863      $    48,430      $    25,280
                                                                 -----------      ------------      -----------      -----------
                                                                 -----------      ------------      -----------      -----------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                        129,587           303,597               14               --
  Distributions reinvested                                            11,591            10,619               --               --
  Shares redeemed                                                    (30,510)          (82,441)              --               --
                                                                 -----------      ------------      -----------      -----------
                                                                 -----------      ------------      -----------      -----------
  Net Retirement Share Activity                                      110,668           231,775               14               --
                                                                 -----------      ------------      -----------      -----------
                                                                 -----------      ------------      -----------      -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                        709,993         1,950,011          334,718        1,951,452
  Distributions reinvested                                            50,134            90,095           58,252           78,264
  Shares redeemed                                                   (973,773)         (395,420)        (275,761)        (226,907)
                                                                 -----------      ------------      -----------      -----------
  Net Institutional Share Activity                                  (213,646)        1,644,686          117,209        1,802,809
                                                                 -----------      ------------      -----------      -----------
                                                                 -----------      ------------      -----------      -----------

------------------------------

                  (1)   Commenced operations on 5/7/99.
                  (2)   Commenced operations on 8/14/00.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and eight Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge and distribution fees but have a shareholder servicing fee. The eight Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust are identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares. Class R shares were first available on May 21, 1999.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash.

  The market value of securities on loan and the related collateral at September 30, 2000 were:

                                            MARKET VALUE   COLLATERAL
FUND                                         (IN 000'S)    (IN 000'S)
----                                        ------------   -----------
International Core Growth.................    $ 32,059      $ 34,744
Emerging Countries........................      22,062        23,362
Large Cap Growth..........................      14,004        14,565
Mid Cap Growth............................      19,061        19,574
Small Cap Growth..........................      27,289        29,142
Value.....................................         520           537

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. During the period, none of the Funds had made use of the credit facility.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects capital loss carryforwards as of March 31, 2000.

                                           CAPITAL LOSS
                                           CARRYFORWARD   EXPIRATION
FUND                                        (IN 000'S)       DATE
----                                       ------------   ----------
Value Fund...............................      $710       3/31/2008
High Quality Bond........................      $279       3/31/2008

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries Fund, Global Technology Fund, and International Small Cap Growth Fund invest in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a limited life company incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius and invest in India in what the Investment Adviser considers to be the most efficient way currently available. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Funds using consolidation accounting principles.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries..................   1.25%
Small Cap Growth and International
  Core Growth.......................   1.00%
Large Cap Growth, Value and Mid Cap
  Growth............................   0.75%
High Quality Bond...................   0.45%
High Yield Bond.....................   0.60%

  The fees are reduced on Mid Cap Growth, High Quality Bond and International Core Growth when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%. For High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC, ("the subadviser"). The agreement states that the subadviser will receive a fee paid by the Investment Adviser at an annualized rate of 0.25% of each of the Fund's daily net assets.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2001. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining the Mauritius entity) when they fall below the limit, and the voluntary limit.

                                     EXPENSE LIMIT
                               --------------------------   UNREIMBURSED
                               INSTITUTIONAL   RETIREMENT      AMOUNTS
FUND                               CLASS         CLASS       AT 9/30/00
-----------------------------  -------------   ----------   -------------
International Core Growth....      1.00%         1.25%       $   75,687
Emerging Countries...........      1.65%         1.90%        1,060,124
Large Cap Growth.............      1.00%         1.25%          155,163
Mid Cap Growth...............      1.00%         1.25%          964,970
Small Cap Growth.............      1.17%         1.42%        1,833,701
Value........................      1.00%         1.25%          360,134
High Quality Bond............      0.45%         0.70%          701,291
High Yield Bond..............      0.75%         1.00%          178,507

  The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the six-month ended September 30, 2000 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2000 and the related gross and net unrealized appreciation and depreciation, provides aggregate

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                 NET
                                                                 GROSS          GROSS         UNREALIZED
                      PURCHASES                                UNREALIZED     UNREALIZED     APPRECIATION
                         (IN         SALES       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                   $000'S)    (IN $000'S)   (IN $000'S)   (IN $000'S)    (IN $000'S)     (IN $000'S)
----                  ---------   -----------   -----------   ------------   ------------   --------------
International
 Core Growth......... $385,598      $344,637      $290,525      $34,827        $13,798         $21,029
Emerging Countries...  338,990       267,052       270,987       30,025         19,742          10,283
Large Cap Growth.....  119,453        82,003       129,221       30,777          4,656          26,121
Mid Cap Growth.......  164,095       170,085       167,811       78,259          4,648          73,611
Small Cap Growth.....  117,696       109,450       197,792       88,787         18,569          70,218
Value................   37,552        27,219        43,368        4,944          3,065           1,879
High Quality Bond....   32,374        33,762        21,397          305            406            (101)
High Yield Bond......   14,000        12,362        23,104          207          1,745          (1,538)

NOTE E -- FINANCIAL INSTRUMENTS
  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.
  At September 30, 2000, High Quality Bond Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                                      NET
                                                                                   UNREALIZED
                                         LOCAL        SETTLEMENT       MARKET    APPRECIATION/
                                       CURRENCY          DATE          VALUE     (DEPRECIATION)
                                       ---------   ----------------   --------   --------------
                                                                        US$           US$
HIGH QUALITY BOND
To Buy:
European Euro........................    118,000   November 8, 2000    104,322       (6,285)
European Euro........................    100,000   November 8, 2000     88,408       (2,672)

To Sell:
European Euro........................    200,000   November 8, 2000   (176,816)       6,809
European Euro........................    380,000   November 8, 2000   (335,951)       3,237
European Euro........................    350,000   November 8, 2000   (309,428)      (6,818)
                                                                                     ------
Net equity in foreign currency
 exchange contracts..................                                                (5,729)
                                                                                     ======

FUTURES

  At September 30, 2000, High Quality Bond had outstanding futures contracts as follows:

                                                 MATURITY                  VALUE AT   UNREALIZED
                                       UNITS       DATE      OPEN VALUE    9/30/00    GAIN (LOSS)
                                      --------   ---------   -----------   --------   -----------
United States Treasury Bonds              6       12/01/00    $590,250     $591,938    $  1,688
United States Treasury Bonds              7       12/01/00    $702,844     $690,594     (12,250)
United States Treasury Bonds              6       12/01/00    $586,688     $591,938       5,250
                                                                                       --------
Total Futures                                                                          $ (5,312)
                                                                                       ========

  At September 30, 2000, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts.

                                                           PRINCIPAL      VALUE
                                                            AMOUNT     AT 9/30/00
                                                           ---------   -----------
United States Treasury Notes, 5.75%, 11/15/2000            $149,361     $149,859
                                                                        --------
Total collateral for futures contracts                                  $149,859
                                                                        ========

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-

I N S T I T U T I O N A L   F U N D S


600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor






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